UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel Fund Advisor
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.32%

Consumer Discretionary - 11.87%

AnnTaylor Stores Corp * †	274,800	$5,671,872
Bally Technologies Inc * †	302,100	9,147,588
bebe Stores Inc †	568,400	5,553,268
Corinthian Colleges Inc * †	675,100	10,126,500
Ctrip.com International Ltd ADR (Cayman)	141,400	5,459,454
Iconix Brand Group Inc * †	568,800	7,439,904
Life Time Fitness Inc * †	290,300	9,077,681
LKQ Corp *	556,800	9,448,896
Phillips-Van Heusen Corp †	176,000	6,672,160
priceline.com Inc * †	80,800	5,529,144
Tupperware Brands Corp †	289,600	8,001,648
WMS Industries Inc * †	221,900	6,783,483

		88,911,598

Consumer Staples - 2.02%

Central European Distribution Corp * †	170,300	7,733,323
The Hain Celestial Group Inc * †	267,900	7,375,287

		15,108,610

Energy - 9.79%

Bristow Group Inc * †	36,500	1,235,160
Cal Dive International Inc * †	494,100	5,237,460
Carrizo Oil & Gas Inc * †	159,500	5,785,065
Comstock Resources Inc *	112,800	5,645,640
Concho Resources Inc * †	337,800	9,326,658
Concho Resources Inc - Restricted * + Ж	27,000	708,196
Dril-Quip Inc * †	176,900	7,675,691
IHS Inc ‘A’ * †	182,900	8,713,356
International Coal Group Inc * †	950,100	5,928,624
Mariner Energy Inc * †	360,600	7,392,300
Petrobank Energy & Resources Ltd * (Canada)	202,400	7,673,799
T-3 Energy Services Inc * †	176,500	6,551,680
Uranium One Inc * † (Canada)	649,600	1,403,881

		73,277,510

Financials - 6.84%

Affiliated Managers Group Inc * †	94,800	7,854,180
Brookline Bancorp Inc †	518,700	6,634,173
Digital Realty Trust Inc REIT †	217,200	10,262,700
First Mercury Financial Corp *	498,000	7,096,500
Greenhill & Co Inc †	53,500	3,945,625
Investment Technology Group Inc *	122,400	3,724,632
Lazard Ltd ‘A’ (Bermuda)	119,300	5,101,268
Signature Bank * †	189,900	6,623,712

		51,242,790

Health Care - 21.25%

Acorda Therapeutics Inc *	148,800	3,548,880
Alexion Pharmaceuticals Inc * †	194,100	7,628,130
Auxilium Pharmaceuticals Inc * †	90,200	2,922,480
Bruker Corp * †	377,300	5,029,409
Cepheid Inc * †	184,700	2,554,401
Community Health Systems Inc * †	310,600	9,103,686
Cubist Pharmaceuticals Inc * †	362,400	8,056,152
ev3 Inc * †	415,200	4,168,608
Gentiva Health Services Inc * †	387,600	10,441,944
Hologic Inc * †	273,600	5,288,688
ICON PLC ADR * (Ireland)	244,600	9,355,950
Illumina Inc *	219,800	8,908,494
Insulet Corp * †	272,700	3,795,984
Inverness Medical Innovations Inc * †	139,900	4,197,000
Masimo Corp * †	175,500	6,528,600
Meridian Bioscience Inc †	353,100	10,254,024
Myriad Genetics Inc * †	96,200	6,241,456
Optimer Pharmaceuticals Inc * †	288,600	2,294,370
OSI Pharmaceuticals Inc * †	122,200	6,023,238
Par Pharmaceutical Cos Inc *	138,500	1,702,165
PAREXEL International Corp * †	321,500	9,214,190
Savient Pharmaceuticals Inc * †	291,200	4,341,792
Tenet Healthcare Corp * †	1,507,900	8,368,845
Thoratec Corp * †	405,413	10,642,091
United Therapeutics Corp *	81,100	8,529,287

		159,139,864

Industrials - 14.39%

Actuant Corp ‘A’ †	334,300	8,437,732
Aecom Technology Corp *	358,200	8,754,408
AirTran Holdings Inc * †	1,045,000	2,539,350
BE Aerospace Inc *	273,400	4,327,922
Bucyrus International Inc	163,700	7,314,116
CLARCOR Inc †	216,400	8,212,380
EnergySolutions Inc	464,300	4,643,000
Esterline Technologies Corp * †	163,200	6,461,088
FTI Consulting Inc * †	143,600	10,373,664
JA Solar Holdings Co Ltd ADR * (Cayman)	477,300	5,049,834
RBC Bearings Inc * †	263,800	8,887,422
SunPower Corp ‘B’ *	51,851	3,580,327
The Geo Group Inc * †	435,400	8,799,434
Titan Machinery Inc * †	268,900	5,595,809
URS Corp *	190,700	6,992,969
Waste Connections Inc * †	227,600	7,806,680

		107,776,135

Information Technology - 25.12%

ANSYS Inc * †	219,400	8,308,678
Atheros Communications Inc * †	329,100	7,760,178
Cavium Networks Inc * †	245,000	3,449,600
Concur Technologies Inc * †	194,500	7,441,570
Cypress Semiconductor Corp *	189,100	987,102
Foundry Networks Inc * †	227,400	4,140,954
GSI Commerce Inc * †	718,400	11,120,832
Informatica Corp * †	520,700	6,763,893
Interwoven Inc * †	587,600	8,296,912
Mellanox Technologies Ltd * (Israel)	668,100	6,901,473
Microsemi Corp * †	395,100	10,067,148
NeuStar Inc ‘A’ * †	274,600	5,461,794
NICE Systems Ltd ADR * (Israel)	366,900	9,994,356
Omniture Inc * †	232,200	4,263,192
ON Semiconductor Corp * †	1,071,600	7,244,016
Polycom Inc * †	354,100	8,190,333
SI International Inc *	296,600	8,912,830
Solera Holdings Inc *	315,300	9,055,416
Sonus Networks Inc * †	1,423,200	4,098,816
Synaptics Inc * †	212,850	6,432,327
Synchronoss Technologies Inc * †	273,300	2,571,753
Taleo Corp ‘A’ * †	478,027	9,507,957
TeleTech Holdings Inc * †	540,400	6,722,576
Tessera Technologies Inc * †	307,600	5,026,184
THQ Inc * †	495,600	5,967,024
TIBCO Software Inc *	836,800	6,125,376
VeriFone Holdings Inc * †	358,900	5,936,206
Wright Express Corp * †	247,400	7,384,890

		188,133,386

Materials - 2.05%

Silgan Holdings Inc †	205,200	10,483,668
Thompson Creek Metals Co Inc (NYSE) * (Canada)	512,200	4,871,022

		15,354,690

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services - 1.59%

Cincinnati Bell Inc * †	929,600	$2,872,464
SBA Communications Corp ‘A’ * †	348,100	9,005,347

		11,877,811

Utilities - 1.40%

ITC Holdings Corp †	202,400	10,478,248

Total Common Stocks (Cost $829,160,725)		721,300,642

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.54%

Repurchase Agreement - 3.54%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $26,481,919; collateralized by Freddie Mac (U.S. Govt Agency Issue): 0.000% due 10/24/08 and market value $27,011,194)	$26,481,000	26,481,000

Total Short-Term Investment (Cost $26,481,000)		26,481,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.86% (Cost $855,641,725)		747,781,642

	Shares
SECURITIES LENDING COLLATERAL - 26.52%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $198,635,141)	198,635,141	198,635,141

TOTAL INVESTMENTS - 126.38% (Cost $1,054,276,866)		946,416,783

OTHER ASSETS & LIABILITIES, NET - (26.38%)		(197,562,242)

NET ASSETS - 100.00%		$748,854,541

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $708,196 or 0.09% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) 0.09% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
RIGHTS - 0.06%

France - 0.06%

Suez Environnement SA Exp. 06/22/10 *	292,800	$1,788,960

Total Rights (Cost $0)		1,788,960

COMMON STOCKS - 97.36%

Australia - 3.63%

Australia & New Zealand Banking Group Ltd +	531,100	8,205,100
BHP Billiton Ltd +	1,359,600	35,173,758
Lend Lease Corp Ltd +	1,428,900	10,539,951
Macquarie Airports Ltd † +	8,539,842	18,774,807
Macquarie Infrastructure Group † +	5,629,650	10,674,863
National Australia Bank Ltd +	473,621	9,558,846
OZ Minerals Ltd +	6,720,198	8,527,182

		101,454,507

Austria - 0.53%

voestalpine AG +	469,800	14,680,442

Belgium - 0.89%

Fortis +	1,418,100	8,760,974
Solvay SA +	131,400	16,129,267

		24,890,241

Bermuda - 0.55%

Catlin Group Ltd +	2,451,200	15,364,539

Canada - 3.47%

Barrick Gold Corp (TSE)	279,600	10,238,207
Canadian Imperial Bank of Commerce	320,067	18,369,455
Gerdau Ameristeel Corp	1,491,300	14,363,002
Husky Energy Inc	528,000	21,928,682
Petro-Canada	536,000	17,828,894
Teck Cominco Ltd ‘B’ (TSE)	502,162	14,259,183

		96,987,423

Finland - 1.96%

Nokia OYJ +	1,258,300	23,469,048
Outokumpu OYJ +	821,700	13,091,430
Stora Enso OYJ ‘R’ +	1,852,100	18,097,015

		54,657,493

France - 13.70%

Air France-KLM +	287,400	6,580,147
Arkema +	248,600	9,177,615
BNP Paribas +	539,500	51,499,186
Compagnie Generale des Etablissements Michelin ‘B’ +	346,600	22,450,046
Credit Agricole SA +	1,364,573	26,281,399
France Telecom SA +	990,900	27,794,285
Lagardere SCA +	446,800	20,140,058
Renault SA +	478,300	30,481,676
Sanofi-Aventis SA +	685,500	45,068,453
Societe Generale +	380,361	34,167,619
Suez SA +	292,800	14,387,108
Total SA +	1,182,200	71,818,395
Vallourec SA +	107,700	23,239,220

		383,085,207

Germany - 12.08%

Allianz SE +	342,200	47,148,805
BASF SE +	877,400	42,351,808
Daimler AG +	257,600	13,007,353
Deutsche Bank AG +	549,600	39,907,971
Deutsche Lufthansa AG +	1,276,100	25,126,322
Deutsche Telekom AG +	1,458,700	22,163,844
E.ON AG +	1,043,700	53,008,960
Infineon Technologies AG * +	2,009,200	11,268,814
Muenchener Rueckversicherungs AG † +	232,500	35,183,606
RWE AG +	298,670	28,663,953
Suedzucker AG † +	464,000	6,731,153
TUI AG † +	804,900	13,232,913

		337,795,502

Italy - 3.72%

Assicurazioni Generali SPA +	306,000	10,158,293
Banco Popolare SCARL +	557,500	8,660,433
ENI SPA +	1,648,000	43,681,877
Fondiaria-Sai SPA +	233,522	5,512,000
Telecom Italia SPA +	12,024,100	18,060,713
Telecom Italia SPA RNC +	6,521,700	7,509,841
UniCredit SPA +	2,817,900	10,537,077

		104,120,234

Japan - 18.82%

Astellas Pharma Inc +	288,400	12,118,343
Canon Inc +	285,100	10,808,390
DIC Corp +	2,730,000	5,170,401
East Japan Railway Co +	1,927	14,370,864
Fujitsu Ltd +	4,473,000	25,147,077
Hitachi High-Technologies Corp +	312,100	6,188,947
Hitachi Ltd	3,193,000	21,555,865
Honda Motor Co Ltd +	626,600	19,006,509
JFE Holdings Inc +	796,900	24,716,785
Mitsubishi Chemical Holdings Corp † +	4,339,500	22,937,498
Mitsubishi Corp +	901,800	18,811,682
Mitsui & Co Ltd +	1,342,000	16,660,018
Mitsui Chemicals Inc +	681,000	3,002,231
Mitsui OSK Lines Ltd +	2,568,000	22,311,702
Namco Bandai Holdings Inc +	1,141,700	12,551,381
Nippon Mining Holdings Inc +	2,079,500	8,376,285
Nippon Steel Corp +	3,640,000	13,741,557
Nippon Telegraph & Telephone Corp +	8,673	38,711,474
Nippon Yusen Kabushiki Kaisha † +	2,583,000	16,837,572
Nissan Motor Co Ltd +	3,685,500	24,920,550
Oki Electric Industry Co Ltd * † +	2,400,000	2,530,593
ORIX Corp +	188,400	23,589,201
Sharp Corp +	2,243,000	24,509,378
Sony Corp +	338,900	10,450,866
Sumitomo Mitsui Financial Group Inc † +	6,024	37,768,461
The Tokyo Electric Power Co Inc +	1,098,200	27,020,580
Toshiba Corp † +	5,035,000	21,958,953
Tosoh Corp +	2,677,000	7,899,415
Toyota Motor Corp +	763,600	32,645,817

		526,318,395

Luxembourg - 1.10%

ArcelorMittal +	604,800	30,612,293

Netherlands - 2.29%

ING Groep NV CVA +	1,365,200	29,266,797
Koninklijke Ahold NV +	2,413,120	27,875,630
Koninklijke BAM Groep NV +	424,600	5,503,182
Koninklijke DSM NV +	30,200	1,428,446

		64,074,055

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
New Zealand - 0.38%

Telecom Corp of New Zealand Ltd +	5,791,000	$10,668,897

Norway - 1.60%

Norsk Hydro ASA +	1,452,000	9,823,100
StatoilHydro ASA +	1,470,450	34,942,810

		44,765,910

Singapore - 0.19%

Neptune Orient Lines Ltd +	4,256,000	5,427,828

Spain - 3.83%

Banco Bilbao Vizcaya Argentaria SA +	1,046,100	16,916,159
Banco Santander SA +	1,789,700	27,016,624
Repsol YPF SA +	1,108,300	32,845,401
Telefonica SA +	1,273,100	30,271,148

		107,049,332

Sweden - 2.84%

Nordea Bank AB +	1,256,800	15,004,862
Svenska Cellulosa AB ‘B’ +	1,869,700	19,806,431
Tele2 AB ‘B’ +	196,800	2,245,947
Telefonaktiebolaget LM Ericsson ‘B’ +	2,837,000	26,942,396
Volvo AB ‘B’ +	1,715,800	15,501,509

		79,501,145

Switzerland - 3.75%

Credit Suisse Group AG +	797,200	37,230,811
Nestle SA +	397,680	17,186,751
Novartis AG +	959,030	50,492,506

		104,910,068

United Kingdom - 22.03%

Antofagasta PLC +	361,000	2,622,355
Associated British Foods PLC +	1,546,200	19,620,921
AstraZeneca PLC +	417,300	18,260,747
Aviva PLC +	2,465,247	21,443,174
Barclays PLC +	6,180,500	36,720,874
BP PLC +	5,434,300	45,258,216
British American Tobacco PLC +	822,200	26,842,466
British Energy Group PLC +	1,400,000	19,024,177
Centrica PLC +	3,855,400	21,693,284
GlaxoSmithKline PLC +	2,477,500	53,669,043
Greene King PLC +	882,900	7,259,400
HBOS PLC +	7,485,230	16,982,244
Home Retail Group PLC +	3,378,000	14,235,769
HSBC Holdings PLC (LI) +	1,853,800	29,991,110
ITV PLC +	619,250	465,038
Kazakhmys PLC +	348,693	3,661,921
Lloyds TSB Group PLC +	1,678,900	6,746,281
Pearson PLC +	1,206,500	13,070,867
Prudential PLC +	1,423,400	12,978,485
Royal Dutch Shell PLC ‘A’ (XAMS) +	2,811,193	82,823,699
RSA Insurance Group PLC +	5,672,729	15,166,756
Taylor Wimpey PLC +	2,742,600	1,776,834
Tesco PLC +	2,160,100	15,023,396
The Royal Bank of Scotland Group PLC +	11,076,419	35,731,423
Thomas Cook Group PLC +	1,997,300	7,925,101
Unilever PLC +	629,000	17,102,954
Vodafone Group PLC +	24,442,825	53,980,008
Xstrata PLC +	516,280	16,089,582

		616,166,125

Total Common Stocks (Cost $3,626,958,532)		2,722,529,636

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.73%

Repurchase Agreement - 1.73%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $48,491,684; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $49,462,219)	$48,490,000	48,490,000

Total Short-Term Investment (Cost $48,490,000)		48,490,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.15% (Cost $3,675,448,532)		2,772,808,596

	Shares
SECURITIES LENDING COLLATERAL - 3.79%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $106,092,496)	106,092,496	106,092,496

TOTAL INVESTMENTS - 102.94% (Cost $3,781,541,028)		2,878,901,092

OTHER ASSETS & LIABILITIES, NET - (2.94%)		(82,378,691)

NET ASSETS - 100.00%		$2,796,522,401

Notes to Schedule of Investments
(a) As of September 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.12%
Energy	12.85%
Materials	12.79%
Consumer Discretionary	9.59%
Telecommunication Services	7.56%
Industrials	7.21%
Health Care	6.42%
Utilities	5.86%
Short-Term Investment & Securities Lending Collateral	5.52%
Information Technology	5.36%
Consumer Staples	4.66%

102.94%
Other Assets & Liabilities, Net	(2.94%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $2,603,986,348 or 93.12% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(d) The amount of $3,790,728 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Dow Jones EURO STOXX 50 (12/08)	659	EUR 20,646,470	($684,935)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 121.60%

Consumer Discretionary - 11.89%

Abercrombie & Fitch Co ‘A’	8,600	$339,270
Advance Auto Parts Inc	36,537	1,449,057
Amazon.com Inc *	27,370	1,991,441
Best Buy Co Inc	40,239	1,508,962
Big Lots Inc *	62,701	1,744,969
Career Education Corp *	3,496	57,160
CarMax Inc *	3,523	49,322
Carnival Corp (Panama)	45,619	1,612,632
Coach Inc *	9,090	227,614
Comcast Corp ‘A’ ‡	464,748	9,123,003
Expedia Inc *	7,704	116,407
Federal Mogul Corp *	13,362	167,693
Ford Motor Co * ‡	798,662	4,153,042
Guess? Inc	16,343	568,573
H&R Block Inc	133,310	3,032,802
Harman International Industries Inc	21,606	736,116
International Game Technology ‡	205,242	3,526,058
ITT Educational Services Inc *	13,964	1,129,827
John Wiley & Sons Inc ‘A’	23,981	970,031
Johnson Controls Inc ‡	363,892	11,036,844
KB Home	43,760	861,197
Kohl’s Corp * ‡	39,530	1,821,542
Lennar Corp ‘A’	61,726	937,618
News Corp ‘A’ ‡	1,000,897	12,000,755
Nike Inc ‘B’ ‡	26,364	1,763,752
NVR Inc *	771	441,012
Office Depot Inc *	30,658	178,430
Penske Auto Group Inc	38,154	437,626
Phillips-Van Heusen Corp	13,578	514,742
Polo Ralph Lauren Corp	45,728	3,047,314
Royal Caribbean Cruises Ltd (Liberia)	19,600	406,700
Service Corp International	113,435	948,317
Snap-On Inc	45,855	2,414,724
Staples Inc	292,164	6,573,690
The DIRECTV Group Inc *	3,204	83,849
The Interpublic Group of Cos Inc * ‡	421,473	3,266,416
The McGraw-Hill Cos Inc	6,002	189,723
The TJX Cos Inc	41,494	1,266,397
The Walt Disney Co ‡	221,251	6,790,193
Time Warner Cable Inc ‘A’ *	34,778	841,628
Time Warner Inc ‡	911,773	11,953,344
VF Corp ‡	34,099	2,636,194
Virgin Media Inc	161,850	1,278,615
Warner Music Group Corp	41,491	315,332
Wyndham Worldwide Corp	157,778	2,478,692
Yum! Brands Inc	21,500	701,115

		107,689,740

Consumer Staples - 12.71%

Altria Group Inc	88,884	1,763,459
Anheuser-Busch Cos Inc	24,242	1,572,821
Archer-Daniels-Midland Co ‡	162,465	3,559,608
Bare Escentuals Inc *	15,404	167,441
BJ’s Wholesale Club Inc *	13,148	510,931
Brown-Forman Corp ‘B’ ‡	71,045	5,101,741
Colgate-Palmolive Co ‡	36,535	2,752,912
Corn Products International Inc	6,882	222,151
Costco Wholesale Corp ‡	85,703	5,564,696
CVS Caremark Corp	153,495	5,166,642
General Mills Inc	54,360	3,735,619
Kellogg Co	12,000	673,200
Kimberly-Clark Corp	46,032	2,984,715
Kraft Foods Inc ‘A’ ‡	120,425	3,943,919
Molson Coors Brewing Co ‘B’	33,326	1,557,990
Phillip Morris International Inc ‡	188,987	9,090,274
Safeway Inc ‡	184,495	4,376,221
SYSCO Corp ‡	527,961	16,277,037
The Coca-Cola Co ‡	177,369	9,379,273
The Estee Lauder Cos Inc ‘A’	8,361	417,298
The Procter & Gamble Co ‡	284,725	19,842,485
Tyson Foods Inc ‘A’ ‡	375,851	4,487,661
Walgreen Co	34,769	1,076,448
Wal-Mart Stores Inc ‡	176,827	10,590,169
Wm. Wrigley Jr. Co	3,680	292,192

		115,106,903

Energy - 15.51%

Anadarko Petroleum Corp	26,000	1,261,260
Apache Corp ‡	37,514	3,911,960
Arch Coal Inc	14,736	484,667
Baker Hughes Inc ‡	53,834	3,259,110
Chevron Corp ‡	245,860	20,278,533
ConocoPhillips ‡	93,858	6,875,098
Devon Energy Corp	24,380	2,223,456
El Paso Corp	49,882	636,494
EOG Resources Inc	20,400	1,824,984
Exxon Mobil Corp ‡	587,895	45,655,926
Foundation Coal Holdings Inc	14,744	524,592
Halliburton Co ‡	201,460	6,525,289
Hess Corp	18,300	1,502,064
Key Energy Services Inc *	11,810	136,996
Marathon Oil Corp	65,252	2,601,598
Murphy Oil Corp ‡	66,503	4,265,502
National Oilwell Varco Inc *	30,172	1,515,540
Noble Energy Inc	6,037	335,597
Occidental Petroleum Corp	141,969	10,001,716
Pioneer Natural Resources Co ‡	84,720	4,429,162
Plains Exploration & Production Co *	5,199	182,797
Quicksilver Resources Inc *	39,396	773,343
Rowan Cos Inc	14,590	445,724
Schlumberger Ltd ‡ (Netherlands)	186,906	14,595,489
Southwestern Energy Co *	551	16,828
Transocean Inc (Cayman)	29,806	3,273,891
Valero Energy Corp	12,129	367,509
Weatherford International Ltd (Bermuda)	14,300	359,502
Whiting Petroleum Corp *	15,121	1,077,522
XTO Energy Inc	23,705	1,102,757

		140,444,906

Financials - 19.09%

ACE Ltd (Switzerland)	34,530	1,869,109
Aflac Inc	19,961	1,172,709
Alexandria Real Estate Equities Inc REIT ‡	13,419	1,509,638
American Express Co ‡	53,841	1,907,586
Ameriprise Financial Inc ‡	20,691	790,396
Apartment Investment & Management Co ‘A’ REIT ‡	50,304	1,761,646
Associated Banc-Corp	25,056	499,867
AvalonBay Communities Inc REIT ‡	52,102	5,127,879
Bank of America Corp	436,291	15,270,185
Bank of Hawaii Corp	7,594	405,899
BB&T Corp	44,462	1,680,664
Berkshire Hathaway Inc ‘B’ *	222	975,690
BOK Financial Corp	18,764	908,365
Boston Properties Inc REIT ‡	75,598	7,080,509
Capital One Financial Corp ‡	41,057	2,093,907
Capitol Federal Financial	2,934	130,064
CIT Group Inc	30,600	212,976
Citigroup Inc	276,566	5,672,369
CME Group Inc ‡	3,963	1,472,294
Comerica Inc	31,115	1,020,261
Discover Financial Services	74,802	1,033,764
Federal Realty Investment Trust REIT	5	428
Fifth Third Bancorp	9,800	116,620

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Franklin Resources Inc	5,540	$488,240
Genworth Financial Inc ‘A’ ‡	36,711	316,082
Host Hotels & Resorts Inc REIT	118,392	1,573,430
Janus Capital Group Inc	132,246	3,210,933
Jones Lang LaSalle Inc	10,096	438,974
JPMorgan Chase & Co ‡	284,377	13,280,406
KeyCorp	93,600	1,117,584
Loews Corp ‡	176,071	6,953,044
Marsh & McLennan Cos Inc	72,651	2,307,396
Merrill Lynch & Co Inc	49,063	1,241,294
MetLife Inc ‡	66,689	3,734,584
Morgan Stanley	159,613	3,671,099
Northern Trust Corp ‡	41,942	3,028,212
NYSE Euronext ‡	198,704	7,785,223
Plum Creek Timber Co Inc REIT	501	24,980
Principal Financial Group Inc ‡	22,533	979,960
ProLogis REIT	11,320	467,176
Public Storage REIT	7,185	711,387
Raymond James Financial Inc	3,133	103,326
Rayonier Inc REIT ‡	169,170	8,010,200
Regions Financial Corp	57,300	550,080
RenaissanceRe Holdings Ltd (Bermuda)	80,160	4,168,320
SEI Investments Co	5,348	118,726
State Street Corp ‡	38,788	2,206,261
SunTrust Banks Inc	16,202	728,928
Synovus Financial Corp	109,813	1,136,565
T. Rowe Price Group Inc ‡	78,965	4,241,210
TD Ameritrade Holding Corp * ‡	43,953	712,039
TFS Financial Corp	22,077	276,404
The Bank of New York Mellon Corp ‡	266,759	8,691,009
The Charles Schwab Corp ‡	292,967	7,617,142
The Chubb Corp ‡	54,552	2,994,905
The Colonial BancGroup Inc	36,367	285,845
The Goldman Sachs Group Inc ‡	74,705	9,562,240
The Hartford Financial Services Group Inc ‡	14,559	596,773
The NASDAQ OMX Group Inc *	36,310	1,109,997
The Travelers Cos Inc	28,200	1,274,640
U.S. Bancorp ‡	87,392	3,147,860
Wells Fargo & Co	252,990	9,494,715
White Mountains Insurance Group Ltd (Bermuda)	265	124,484
XL Capital Ltd ‘A’ (Cayman)	91,600	1,643,304

		172,837,802

Health Care - 17.07%

Abbott Laboratories	207,072	11,923,206
Aetna Inc ‡	149,829	5,410,325
AmerisourceBergen Corp ‡	206,855	7,788,091
Amgen Inc * ‡	119,945	7,109,140
Applied Biosystems Inc ‡	145,559	4,985,396
Biogen Idec Inc *	21,278	1,070,071
Bristol-Myers Squibb Co ‡	308,052	6,422,884
Cardinal Health Inc ‡	293,204	14,449,093
Celgene Corp *	66,333	4,197,552
Cerner Corp *	33,614	1,500,529
CIGNA Corp ‡	135,301	4,597,528
Covidien Ltd (Bermuda)	20,500	1,102,080
DENTSPLY International Inc	5,295	198,774
Edwards Lifesciences Corp *	11,805	681,857
Genzyme Corp * ‡	48,676	3,937,402
Gilead Sciences Inc *	113,756	5,184,998
Health Management Associates Inc ‘A’ *	157,294	654,343
HLTH Corp *	122,070	1,395,260
Hologic Inc *	19,460	376,162
Humana Inc *	908	37,410
Johnson & Johnson ‡	70,275	4,868,652
Laboratory Corp of America Holdings *	6,900	479,550
McKesson Corp ‡	210,262	11,314,198
Medco Health Solutions Inc * ‡	231,112	10,400,040
Medtronic Inc ‡	94,319	4,725,382
Merck & Co Inc ‡	391,839	12,366,439
PerkinElmer Inc	21,808	544,546
Quest Diagnostics Inc	567	29,297
Schering-Plough Corp ‡	409,376	7,561,175
Sepracor Inc *	78,892	1,444,513
Stryker Corp ‡	158,373	9,866,638
Tenet Healthcare Corp *	145,384	806,881
UnitedHealth Group Inc	30,617	777,366
Vertex Pharmaceuticals Inc *	20,663	686,838
WellPoint Inc *	85,929	4,018,899
Zimmer Holdings Inc *	26,140	1,687,598

		154,600,113

Industrials - 14.17%

Aecom Technology Corp *	45,597	1,114,391
Allied Waste Industries Inc *	160,225	1,780,100
Avis Budget Group Inc *	37,751	216,691
BE Aerospace Inc *	36,615	579,615
C.H. Robinson Worldwide Inc ‡	104,674	5,334,187
Caterpillar Inc ‡	18,400	1,096,640
CSX Corp	20,619	1,125,179
Cummins Inc ‡	69,424	3,035,217
Danaher Corp	50,550	3,508,170
FedEx Corp ‡	100,711	7,960,197
Flowserve Corp	6,263	555,966
Fluor Corp ‡	38,555	2,147,513
General Dynamics Corp	20,896	1,538,364
General Electric Co ‡	454,595	11,592,172
Harsco Corp	28,536	1,061,254
Honeywell International Inc	1,530	63,571
Jacobs Engineering Group Inc *	85,664	4,652,412
KBR Inc	224,013	3,420,678
Kennametal Inc	24,849	673,905
Lockheed Martin Corp ‡	69,667	7,640,380
Manpower Inc ‡	35,841	1,546,898
Norfolk Southern Corp ‡	212,136	14,045,525
Northrop Grumman Corp	47,806	2,894,175
PACCAR Inc	107,360	4,100,078
Parker-Hannifin Corp ‡	69,082	3,661,346
Precision Castparts Corp	23,674	1,865,038
Quanta Services Inc *	80,715	2,180,112
Raytheon Co	18,482	988,972
Southwest Airlines Co ‡	217,700	3,158,827
Spirit AeroSystems Holdings Inc ‘A’ *	8,924	143,409
Textron Inc	53,100	1,554,768
The Boeing Co ‡	212,549	12,189,685
The Manitowoc Co Inc	5,610	87,235
The Timken Co	88,616	2,512,264
Trinity Industries Inc	1,720	44,256
Tyco International Ltd (Bermuda)	25,622	897,282
United Parcel Service Inc ‘B’	20,188	1,269,623
United Technologies Corp ‡	235,566	14,148,094
URS Corp *	16,877	618,880
UTi Worldwide Inc (United Kingdom)	40,537	689,940
Waste Management Inc	20,932	659,149

		128,352,158

Information Technology - 19.75%

Accenture Ltd ‘A’ ‡ (Bermuda)	165,439	6,286,682
Altera Corp	76,960	1,591,533
Amdocs Ltd * (United Kingdom)	14,714	402,869
Amphenol Corp ‘A’	1,215	48,770
Apple Inc *	39,263	4,462,633
AVX Corp	22,622	230,518
CA Inc	140,974	2,813,841
Cisco Systems Inc * ‡	834,991	18,837,397
Computer Sciences Corp *	20,489	823,453
Convergys Corp *	121,684	1,798,490

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Corning Inc ‡	847,945	$13,261,859
Dell Inc * ‡	158,431	2,610,942
eBay Inc *	18,554	415,239
Electronic Arts Inc *	3,642	134,718
EMC Corp *	43,718	522,867
Fairchild Semiconductor International Inc *	4,269	37,951
FLIR Systems Inc *	6,186	237,666
Genpact Ltd * (Bermuda)	2,927	30,412
Global Payments Inc	4,449	199,582
Google Inc ‘A’ * ‡	29,753	11,916,672
Hewlett-Packard Co ‡	549,168	25,393,529
Ingram Micro Inc ‘A’ *	11,981	192,535
Intel Corp	21,180	396,701
International Business Machines Corp ‡	62,862	7,352,340
Jabil Circuit Inc	33,113	315,898
KLA-Tencor Corp ‡	44,232	1,399,943
Lam Research Corp *	55,200	1,738,248
Lender Processing Services Inc	25,548	779,725
Marvell Technology Group Ltd * (Bermuda)	67,900	631,470
MasterCard Inc ‘A’	19,078	3,383,102
Micron Technology Inc *	392	1,588
Microsoft Corp ‡	994,143	26,533,676
Molex Inc	137,934	3,096,618
Motorola Inc ‡	441,516	3,152,424
NetApp Inc * ‡	79,153	1,442,959
Novellus Systems Inc *	98,150	1,927,666
Oracle Corp *	91,060	1,849,429
Paychex Inc ‡	46,777	1,545,044
QUALCOMM Inc ‡	167,448	7,195,241
SanDisk Corp *	29,000	566,950
Sohu.com Inc *	17,368	968,266
Sun Microsystems Inc *	382,201	2,904,728
Synopsys Inc *	86,295	1,721,585
Tech Data Corp *	52,295	1,561,006
Texas Instruments Inc ‡	337,403	7,254,164
The Western Union Co	121,645	3,000,982
Tyco Electronics Ltd (Bermuda)	74,475	2,059,978
Unisys Corp *	1,694	4,658
VMware Inc ‘A’ *	2,500	66,600
Xilinx Inc	116,335	2,728,056
Yahoo! Inc * ‡	61,064	1,056,407

		178,885,610

Materials - 4.07%

Air Products & Chemicals Inc	24,600	1,684,854
AK Steel Holding Corp	102,421	2,654,752
Ashland Inc	2,451	71,667
Ball Corp	3,725	147,100
Cabot Corp ‡	110,902	3,524,466
Celanese Corp ‘A’	10,623	296,488
CF Industries Holdings Inc	4,134	378,096
E.I. du Pont de Nemours & Co	61,079	2,461,484
Freeport-McMoRan Copper & Gold Inc	26,423	1,502,147
Monsanto Co ‡	26,002	2,573,678
Nalco Holding Co ‡	288,964	5,357,393
Newmont Mining Corp	74,438	2,885,217
NOVA Chemicals Corp (Canada)	27,260	616,076
PPG Industries Inc	12,400	723,168
Praxair Inc	60,352	4,329,652
Schnitzer Steel Industries Inc ‘A’	4,599	180,465
Temple-Inland Inc	40,451	617,282
Terra Industries Inc	5,622	165,287
The Dow Chemical Co	137,197	4,360,120
United States Steel Corp	29,939	2,323,566

		36,852,958

Telecommunication Services - 4.06%

AT&T Inc ‡	681,266	19,020,947
MetroPCS Communications Inc *	17,681	247,357
NII Holdings Inc *	57,635	2,185,519
Sprint Nextel Corp	70,100	427,610
Telephone & Data Systems Inc ‡	96,818	3,461,244
Verizon Communications Inc ‡	354,597	11,379,017

		36,721,694

Utilities - 3.28%

American Electric Power Co Inc	107,097	3,965,802
Atmos Energy Corp	539	14,348
Calpine Corp *	259,124	3,368,612
CenterPoint Energy Inc	27,322	398,082
CMS Energy Corp	143,257	1,786,415
DPL Inc	20,027	496,670
Edison International	41,825	1,668,817
Exelon Corp	85,560	5,357,767
FirstEnergy Corp	31,688	2,122,779
FPL Group Inc ‡	28,667	1,441,950
MDU Resources Group Inc	30,781	892,649
National Fuel Gas Co	8,585	362,115
Nicor Inc	49,217	2,182,774
Northeast Utilities Inc	84	2,155
PG&E Corp ‡	71,811	2,689,322
Reliant Energy Inc * ‡	279,860	2,056,971
Sierra Pacific Resources ‡	95,483	914,727

		29,721,955

Total Common Stocks (Cost $1,264,995,332)		1,101,213,839

EXCHANGE-TRADED FUND - 0.05%

iShares Dow Jones U.S. Real Estate Index Fund	7,550	467,722

Total Exchange-Traded Fund (Cost $473,348)		467,722

	Principal
	Amount
U.S. TREASURY OBLIGATION - 0.15%

U.S. Treasury Notes - 0.15%

4.875% due 06/30/09 ‡	$1,330,000	1,360,445

Total U.S. Treasury Obligation (Cost $1,354,763)		1,360,445

SHORT-TERM INVESTMENTS - 0.97%

U.S. Treasury Bills - 0.14%

1.950% due 12/04/08 ‡	1,300,000	1,298,371

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.83%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $7,461,259; collateralized Federal Home Loan Bank: 2.565% due 11/07/08 and market value $1,054,300; and Freddie Mac (U.S. Govt Agency Issue): 0.000% due 10/24/08 and market value $6,561,788)	$7,461,000	$7,461,000

Total Short-Term Investments (Cost $8,756,532)		8,759,371

TOTAL INVESTMENTS - 122.77% (Cost $1,275,579,975)		1,111,801,377

TOTAL SECURITIES SOLD SHORT - (22.62%) (Proceeds $221,301,488)		(204,856,484)

OTHER ASSETS & LIABILITIES, NET - (0.15%)		(1,360,810)

NET ASSETS - 100.00%		$905,584,083

SECURITIES SOLD SHORT

	Shares
COMMON STOCKS - 22.62%

Consumer Discretionary - 4.08%

Apollo Group Inc ‘A’ *	65,960	3,911,428
AutoNation Inc *	49,513	556,526
AutoZone Inc *	12,486	1,540,023
Bed Bath & Beyond Inc *	16,265	510,884
Best Buy Co Inc	16,460	617,250
CBS Corp ‘B’	88,301	1,287,429
Centex Corp	92,780	1,503,036
Central European Media Enterprise Ltd ‘A’ * (Bermuda)	73,598	4,813,309
Comcast Corp ‘A’	45,820	899,447
CTC Media Inc *	906	13,590
Dick’s Sporting Goods Inc *	18,016	352,753
DreamWorks Animation SKG Inc ‘A’ *	22,331	702,310
EW Scripps Co ‘A’	118,462	837,526
Gannett Co Inc	18,894	319,498
Hillenbrand Inc	10,005	201,701
Jones Apparel Group Inc	26,790	495,883
KB Home	12,340	242,851
Lamar Advertising Co ‘A’ *	15,012	463,721
Liberty Media Corp - Entertainment ‘A’ *	50,357	1,257,414
Liz Claiborne Inc	11,141	183,047
LKQ Corp *	76,654	1,300,818
M.D.C. Holdings Inc	13,885	508,052
Meredith Corp	12,964	363,511
OfficeMax Inc	50,177	446,074
Pulte Homes Inc	69,840	975,665
Regal Entertainment Group ‘A’	45,663	720,562
Ross Stores Inc	36,673	1,349,933
Scripps Networks Interactive Inc ‘A’	122,149	4,435,230
Snap-On Inc	3,600	189,576
Target Corp	9,667	474,166
The Gap Inc	68,060	1,210,107
The Home Depot Inc	16,430	425,373
Toll Brothers Inc *	45,578	1,149,933
Urban Outfitters Inc *	16,912	538,985
Weight Watchers International Inc	59,741	2,186,521

		36,984,132

Consumer Staples - 1.28%

Costco Wholesale Corp	11,020	715,529
Dr Pepper Snapple Group Inc *	28,969	767,099
Energizer Holdings Inc *	47,053	3,790,119
H.J. Heinz Co	36,296	1,813,711
Hansen Natural Corp *	28,347	857,497
The Estee Lauder Cos Inc ‘A’	41,481	2,070,317
The J.M. Smucker Co	279	14,143
The Kroger Co	15,045	413,437
Walgreen Co	28,160	871,834
Whole Foods Market Inc	13,180	263,995

		11,577,681

Energy - 1.92%

Atwood Oceanics Inc *	34,899	1,270,324
Chesapeake Energy Corp	64,696	2,319,998
Diamond Offshore Drilling Inc	23,535	2,425,517
Encore Acquisition Co *	18,466	771,509
ENSCO International Inc	48,173	2,776,210
Global Industries Ltd *	58,768	407,850
Nabors Industries Ltd * (Bermuda)	3,490	86,971
Overseas Shipholding Group Inc	11,018	642,460
Patterson-UTI Energy Inc	35,006	700,820
Range Resources Corp	28,944	1,240,829
Sunoco Inc	30,185	1,073,982
Teekay Corp	60,150	1,586,757
Tesoro Corp	17,653	291,098
TETRA Technologies Inc *	23,861	330,475
Unit Corp *	30,085	1,498,835

		17,423,635

Financials - 3.98%

Affiliated Managers Group Inc *	31,550	2,613,918
BancorpSouth Inc	22,695	638,410
CapitalSource Inc REIT	144,617	1,778,789
CBL & Associates Properties Inc REIT	42,193	847,235
Conseco Inc *	195,970	689,814
Douglas Emmett Inc REIT	77,129	1,779,366
Equity Residential REIT	46,432	2,062,045
Fidelity National Financial Inc ‘A’	12,260	180,222
First Horizon National Corp	180,877	1,693,008
Health Care REIT Inc	18,874	1,004,663
Home Properties Inc REIT	21,704	1,257,747
Hudson City Bancorp Inc	144,191	2,660,324
Janus Capital Group Inc	42,863	1,040,714
Marshall & Ilsley Corp	119,551	2,408,953
MGIC Investment Corp	131,057	921,331
Morgan Stanley	11,287	259,601
MSCI Inc ‘A’ *	16,327	391,848
Nationwide Financial Services Inc ‘A’	8,077	398,438
OneBeacon Insurance Group Ltd (Bermuda)	10,024	212,008
Public Storage REIT	27,092	2,682,379
Regency Centers Corp REIT	17,874	1,192,017
Sovereign Bancorp Inc	237,952	939,910
The Goldman Sachs Group Inc	6,773	866,944
The NASDAQ OMX Group Inc *	19,140	585,110
The Student Loan Corp	518	48,174
UDR Inc REIT	62,445	1,632,937
UMB Financial Corp	6,600	346,632
Ventas Inc REIT	58,444	2,888,302
Webster Financial Corp	12,958	327,190
XL Capital Ltd ‘A’ (Cayman)	90,399	1,621,758

		35,969,787

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Health Care - 3.52%

AmerisourceBergen Corp	39,310	$1,480,021
Amylin Pharmaceuticals Inc *	67,554	1,365,942
BioMarin Pharmaceutical Inc *	174,626	4,625,843
Express Scripts Inc *	38,720	2,858,310
Genzyme Corp *	5,986	484,207
Hologic Inc *	84,917	1,641,446
Johnson & Johnson	41,695	2,888,630
Lincare Holdings Inc *	93,465	2,812,362
Mylan Inc *	291,963	3,334,217
Onyx Pharmaceuticals Inc *	18,342	663,614
Perrigo Co	85,580	3,291,407
Quest Diagnostics Inc	10,409	537,833
St. Jude Medical Inc *	63,188	2,748,046
Stryker Corp	14,730	917,679
The Medicines Co *	27,468	637,807
Varian Medical Systems Inc *	15,890	907,796
Waters Corp *	11,236	653,710

		31,848,870

Industrials - 3.36%

3M Co	20,366	1,391,201
Alliant Techsystems Inc *	7,410	696,095
AMR Corp *	158,846	1,559,868
Continental Airlines Inc ‘B’ *	680	11,342
Copa Holdings SA ‘A’ (Panama)	19,248	625,560
Copart Inc *	316	12,008
Covanta Holding Corp *	18,259	437,120
Delta Air Lines Inc *	131,406	978,975
Emerson Electric Co	15,390	627,758
FTI Consulting Inc *	78,664	5,682,687
General Dynamics Corp	29,800	2,193,876
Heartland Express Inc	77,830	1,207,922
Illinois Tool Works Inc	59,113	2,627,573
ITT Corp	53,530	2,976,803
John Bean Technologies Corp *	8,764	110,952
Knight Transportation Inc	35,498	602,401
McDermott International Inc * (Panama)	6,768	172,922
Oshkosh Corp	128,432	1,690,165
Parker-Hannifin Corp	11,323	600,119
Pitney Bowes Inc	109,002	3,625,407
Stericycle Inc *	7,743	456,140
The Corporate Executive Board Co	3,180	99,375
The Dun & Bradstreet Corp	8,511	803,098
Tyco International Ltd (Bermuda)	11,277	394,920
Werner Enterprises Inc	40,311	875,152

		30,459,439

Information Technology - 1.69%

Alliance Data Systems Corp *	6,824	432,505
ANSYS Inc *	25,599	969,434
Ciena Corp *	96,505	972,770
Dolby Laboratories Inc ‘A’ *	4,058	142,801
eBay Inc *	73,860	1,652,987
EMC Corp *	39,200	468,832
Fiserv Inc *	777	36,768
Itron Inc *	20,865	1,847,178
Lam Research Corp *	11,734	369,504
Linear Technology Corp	35,103	1,076,258
Microchip Technology Inc	52,529	1,545,928
Nuance Communications Inc *	26,731	325,851
QLogic Corp *	88,703	1,362,478
Rambus Inc *	18,515	237,918
SanDisk Corp *	97,644	1,908,940
Varian Semiconductor Equipment Associates Inc *	24,662	619,509
Visa Inc ‘A’	20,090	1,233,325
Vishay Intertechnology Inc *	12,076	79,943

		15,282,929

Materials - 1.59%

Century Aluminum Co *	73,354	2,031,172
Cleveland-Cliffs Inc	3,153	166,920
Eagle Materials Inc	121,753	2,723,615
Eastman Chemical Co	10,540	580,332
Greif Inc ‘A’	16,163	1,060,616
H.B. Fuller Co	30,371	633,843
Nucor Corp	23,420	925,090
OM Group Inc *	17,140	385,650
Owens-Illinois Inc *	2,963	87,112
Packaging Corp of America	85,788	1,988,566
The Scotts Miracle-Gro Co ‘A’	12,727	300,866
Weyerhaeuser Co	58,393	3,537,448

		14,421,230

Telecommunication Services - 0.58%

CenturyTel Inc	6,946	254,571
Embarq Corp	101,332	4,109,013
Frontier Communications Corp	76,922	884,603

		5,248,187

Utilities - 0.62%

AGL Resources Inc	11,086	347,879
American Water Works Co Inc	18,942	407,253
Duke Energy Corp	51,729	901,636
Mirant Corp *	57,593	1,053,376
SCANA Corp	1,487	57,889
Southern Co	73,952	2,787,251
Wisconsin Energy Corp	1,900	85,310

		5,640,594

Total Common Stocks (Proceeds $221,301,488)		204,856,484

TOTAL SECURITIES SOLD SHORT - 22.62% (Proceeds $221,301,488)		$204,856,484

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an aggregate market value of $1,871,190 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (12/08)	60	$17,971,438	($436,704)

(c) Securities with an aggregate market value of $653,931,035 were segregated with the broker(s)/custodian as collateral for securities sold short as of September 30, 2008.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.72%

Germany - 0.72%

Biotest AG +	33,200	$1,988,083
Fresenius SE +	45,042	3,265,820
Fuchs Petrolub AG +	600	33,640

		5,287,543

Total Preferred Stocks (Cost $5,156,280)		5,287,543

COMMON STOCKS - 94.58%

Australia - 5.24%

Aditya Birla Minerals Ltd +	1,562,445	1,442,656
Ansell Ltd +	406,050	4,169,624
Ausenco Ltd +	294,720	2,680,818
Australian Worldwide Exploration Ltd * +	1,134,136	2,318,091
Bradken Ltd † +	522,615	3,685,150
Centennial Coal Co Ltd +	1,041,774	3,083,587
Consolidated Media Holdings Ltd +	1,058,324	2,113,805
Felix Resources Ltd +	118,322	1,617,071
Flight Centre Ltd † +	215,858	3,333,999
Goodman Fielder Ltd +	9,479	10,753
Incitec Pivot Ltd *	1,125,440	4,509,160
International Ferro Metals Ltd +	1,125,500	894,422
MacArthur Coal Ltd +	121,000	1,024,443
Macmahon Holdings Ltd † +	1,535,500	1,997,594
Mount Gibson Iron Ltd * † +	1,585,500	2,112,183
OneSteel Ltd +	518,659	1,918,577
PanAust Ltd * † +	3,678,746	1,613,627

		38,525,560

Austria - 0.11%

bwin Interactive Entertainment AG * +	30,000	800,425

Belgium - 2.24%

Ackermans & Van Haaren NV +	49,497	4,454,459
D’ieteren SA +	7,980	1,803,616
Mobistar SA +	69,100	4,863,513
Telenet Group Holding NV * +	137,001	2,834,053
Umicore +	81,600	2,519,970

		16,475,611

Bermuda - 0.77%

Hiscox Ltd +	350,000	1,538,737
Jinhui Shipping & Transportation Ltd † +	506,700	1,933,423
West Siberian Resources Ltd GDR * +	2,627,200	2,152,366

		5,624,526

Canada - 7.07%

Addax Petroleum Corp	81,900	2,223,247
AGF Management Ltd ‘B’	92,700	1,493,827
Atco Ltd ‘I’	89,400	3,242,509
Celestica Inc *	496,100	3,104,558
Crew Energy Inc *	165,400	1,554,146
Daylight Resources Trust	341,000	3,268,217
Dorel Industries Inc ‘B’	121,500	3,710,359
Eastern Platinum Ltd *	978,800	901,315
Energy Savings Income Fund	355,900	4,427,640
Gammon Gold Inc *	288,300	2,045,257
Gerdau Ameristeel Corp	17,100	164,693
Industrial Alliance Insurance & Financial Services Inc	108,200	3,436,373
Keyera Facilities Income Fund	85,400	1,633,774
Laurentian Bank of Canada	102,700	3,666,996
Major Drilling Group International Inc *	79,500	2,216,364
Mercator Minerals Ltd *	126,000	520,930
Neo Material Technologies Inc *	482,700	839,084
Oilexco Inc *	233,600	2,293,747
Pan Orient Energy Corp *	235,900	1,221,338
Quadra Mining Ltd *	184,500	2,102,875
Saputo Inc	11,400	270,472
Superior Plus Income Fund	223,000	2,413,869
Thompson Creek Metals Co Inc (TSE) *	161,700	1,498,109
Westshore Terminals Income Fund	268,100	3,652,760

		51,902,459

Denmark - 0.99%

East Asiatic Co Ltd AS +	3,550	149,169
H Lundbeck AS +	222,400	4,228,324
Sydbank AS +	50,000	1,499,835
TrygVesta AS † +	21,250	1,366,325

		7,243,653

Finland - 1.42%

Konecranes OYJ +	86,700	2,073,257
Nokian Renkaat OYJ +	144,900	3,486,713
Orion OYJ ‘B’ +	130,337	2,208,195
Pohjola Bank PLC +	71,388	1,040,358
Wartsila OYJ +	38,900	1,638,794

		10,447,317

France - 3.92%

Altran Technologies SA +	110,000	784,901
Casino Guichard Perrachon SA +	48,000	4,283,000
CNP Assurances +	33,700	3,806,415
Eramet +	7,600	2,911,558
IMS International Metal Service +	34,300	596,129
Lagardere SCA +	115,500	5,206,304
Saft Groupe SA +	55,600	2,201,782
SEB SA +	138,414	6,151,944
Ubisoft Entertainment SA * +	40,800	2,838,259

		28,780,292

Germany - 9.17%

Adidas AG +	89,750	4,803,314
AMB Generali Holding AG +	21,582	3,298,547
Bauer AG +	71,100	3,617,760
Centrotherm Photovoltaics AG +	29,685	1,554,129
Demag Cranes AG +	56,300	2,241,288
Duerr AG +	9,400	258,780
Fresenius Medical Care AG & Co KGaA +	78,132	4,036,885
GEA Group AG +	110,722	2,188,594
Gerresheimer AG +	85,640	3,750,575
Gildemeister AG +	267,329	4,571,907
Hannover Rueckversicherung AG +	82,050	2,953,815
Kloeckner & Co SE +	105,300	2,511,936
Leoni AG +	149,735	4,561,138
Phoenix Solar AG +	97,985	5,992,020
Rheinmetall AG +	25,550	1,391,800
Salzgitter AG +	38,000	3,915,531
SGL Carbon AG * +	124,809	4,958,208
Tognum AG +	110,650	2,218,255
Vossloh AG +	48,900	5,062,096
Wacker Chemie AG +	24,100	3,481,849

		67,368,427

Greece - 0.73%

Alapis Holding Industrial & Commercial SA +	880,242	1,869,325
Folli-Follie SA +	79,110	1,149,744
Sidenor Steel Products Manufacturing Co SA +	318,969	2,357,904

		5,376,973

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Hong Kong - 0.36%

Hang Lung Group Ltd +	844,000	$2,673,486

Ireland - 0.94%

Kerry Group PLC ‘A’	178,100	5,215,154
United Drug PLC +	319,700	1,700,376

		6,915,530

Italy - 4.25%

Acea SPA +	174,983	2,506,091
Brembo SPA +	482,299	4,722,800
Gruppo Coin SPA * +	56,700	192,721
Landi Renzo SPA +	509,767	2,794,242
Lottomatica SPA +	134,100	3,511,461
Maire Tecnimont SPA +	1,246,377	4,422,229
Prysmian SPA +	221,200	4,351,176
Recordati SPA +	646,964	3,994,664
Trevi Finanziaria SPA +	283,934	4,714,079

		31,209,463

Japan - 18.20%

Aozora Bank Ltd +	1,658,000	2,599,117
Cosmo Oil Co Ltd +	643,000	1,525,180
Daifuku Co Ltd +	76,500	482,306
DCM Japan Holdings Co Ltd +	44,500	313,513
Exedy Corp +	117,800	2,221,956
FCC Co Ltd +	64,400	864,291
Fuji Oil Co Ltd +	394,600	4,493,577
Gourmet Navigator Inc +	538	1,217,234
Hitachi Software Engineering Co Ltd +	77,700	1,374,715
Hosiden Corp † +	254,500	3,665,723
Hosokawa Micron Corp † +	292,000	1,128,690
IT Holdings Corp * +	100,000	1,473,634
Itochu Techno-Solutions Corp +	81,500	2,075,961
J-Oil Mills Inc +	166,000	725,372
Kakaku.com Inc † +	602	1,902,899
Kinden Corp +	634,000	6,039,787
Koito Manufacturing Co Ltd +	290,000	2,713,880
Kuroda Electric Co Ltd +	287,200	2,699,141
Kyowa Exeo Corp +	615,000	5,590,736
Lintec Corp +	102,600	1,683,916
Matsui Securities Co Ltd † +	880,600	6,383,560
Matsumotokiyoshi Holdings Co Ltd +	156,700	2,998,657
Meitec Corp +	22,400	600,009
Miraca Holdings Inc +	299,100	5,785,742
Mitsubishi Paper Mills Ltd +	1,245,000	2,646,046
Nachi-Fujikoshi Corp +	1,329,000	3,548,009
NET One Systems Co Ltd +	1,443	2,070,070
NHK Spring Co Ltd +	525,000	2,911,717
Nichirei Corp +	533,000	2,838,341
Nifco Inc +	161,800	2,843,089
Nihon Kohden Corp +	84,300	1,578,678
Nippon Denko Co Ltd +	688,000	4,309,905
Nipro Corp † +	230,000	3,904,719
Nissha Printing Co Ltd † +	46,300	2,235,707
Oki Electric Industry Co Ltd * † +	342,000	360,609
Sanden Corp +	725,000	2,451,462
Sanki Engineering Co Ltd † +	524,000	3,631,875
Shimachu Co Ltd +	108,800	2,451,887
Shoei Co Ltd +	60,000	585,389
Showa Shell Sekiyu KK +	201,400	1,961,567
TBK Co Ltd +	109,000	273,772
The Fuji Fire & Marine Insurance Co Ltd +	437,000	1,011,574
The Nippon Synthetic Chemical Industry Co Ltd +	604,000	1,916,402
The Nishi-Nippon City Bank Ltd +	1,347,000	3,363,462
The Nisshin Oillio Group Ltd † +	769,000	4,142,257
The Okinawa Electric Power Co Inc +	100,500	4,811,059
Toho Pharmaceutical Co Ltd † +	215,700	3,057,674
Tokyo Steel Manufacturing Co Ltd +	64,300	710,468
Tomy Co Ltd +	80,200	542,903
Toyo Engineering Corp † +	895,000	3,806,589
Toyo Tire & Rubber Co Ltd +	759,000	2,111,037
Toyoda Gosei Co Ltd +	185,000	3,143,268
Tsubakimoto Chain Co +	447,000	1,785,585
Ube Industries Ltd +	778,000	2,097,740

		133,662,456

Netherlands - 3.41%

Advanced Metallurgical Group NV * +	19,055	779,519
Fugro NV CVA +	69,022	4,075,908
Gemalto NV * +	39,800	1,435,796
Grontmij NV CVA +	64,045	2,111,204
Imtech NV +	191,190	3,919,418
Koninklijke Boskalis Westminster NV +	11,838	561,121
Koninklijke DSM NV +	122,100	5,775,273
Nutreco Holding NV +	43,996	2,071,002
Ten Cate NV +	129,354	4,279,180

		25,008,421

Norway - 0.92%

Ementor ASA * +	582,800	2,513,899
Odim ASA * +	258,170	3,476,273
Songa Offshore ASA * +	79,300	755,077

		6,745,249

Singapore - 0.97%

Ascendas Real Estate Investment Trust +	1,311,000	1,731,871
Neptune Orient Lines Ltd +	1,620,000	2,066,044
Singapore Petroleum Co Ltd +	767,000	2,492,451
Yongnam Holdings Ltd * + Ж	10,331,000	806,545

		7,096,911

South Korea - 2.80%

Cheil Industries Inc +	34,480	1,514,652
Dongbu Insurance Co Ltd +	103,210	2,387,014
GS Engineering & Construction Corp +	10,930	882,669
Halla Climate Control +	332,570	2,928,217
Hyundai Department Store Co Ltd +	24,420	1,898,838
Hyundai Marine & Fire Insurance Co Ltd +	168,550	2,732,276
Kia Motors Corp * +	197,010	2,464,088
LG Micron Ltd * +	105,510	3,162,575
LIG Insurance Co Ltd +	123,730	2,592,025

		20,562,354

Spain - 6.50%

Construcciones y Auxiliar de Ferrocarriles SA +	12,138	4,285,682
Corp Financiera Alba +	51,400	2,120,822
EDP Renovaveis SA *	342,200	2,692,971
Enagas +	239,700	5,168,848
Grifols SA +	215,300	5,501,198
Grupo Catalana Occidente SA +	155,900	3,287,728
Indra Sistemas SA +	277,121	6,603,714
Mapfre SA +	1,392,500	6,087,162
Prosegur Cia de Seguridad SA +	12,100	420,882
Red Electrica Corporacion SA +	65,437	3,332,135
Tubacex SA +	422,619	2,675,854
Tubos Reunidos SA † +	384,885	1,441,222
Union Fenosa SA +	169,270	4,138,293

		47,756,511

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Sweden - 1.14%

Alfa Laval AB +	220,800	$2,284,848
Betsson AB * +	417,999	4,372,913
Getinge AB ‘B’ +	82,400	1,698,393

		8,356,154

Switzerland - 6.44%

Aryzta AG *	151,294	5,899,855
Baloise Holding AG +	69,200	4,724,613
Bucher Industries AG +	11,890	1,597,077
Burckhardt Compression Holding AG +	8,190	1,597,146
Galenica AG +	16,428	5,874,649
Helvetia Holding AG +	18,993	4,761,163
Kuoni Reisen Holding AG ‘B’ +	10,752	4,153,655
Lonza Group AG +	37,500	4,705,171
Meyer Burger Technology AG * +	15,300	3,386,669
Partners Group Holding AG +	12,597	1,577,694
Swiss Prime Site AG * +	17,065	979,038
Syngenta AG +	27,200	5,736,045
Temenos Group AG * +	120,700	2,300,949

		47,293,724

United Kingdom - 16.99%

Afren PLC * +	2,487,000	2,945,310
AMEC PLC +	350,700	4,022,645
Amlin PLC +	800,170	4,578,622
Ashmore Group PLC +	143,500	506,297
Beazley Group PLC +	1,819,546	3,881,841
British Energy Group PLC +	317,500	4,314,412
Cable & Wireless PLC +	826,000	2,452,923
Carillion PLC +	570,480	2,665,342
Charter PLC +	121,900	1,358,770
Close Brothers Group PLC +	105,612	1,065,041
Dana Petroleum PLC * +	187,352	3,993,324
Dimension Data Holdings PLC +	2,552,500	1,901,069
Drax Group PLC +	434,900	5,855,704
Ferrexpo PLC +	688,255	1,950,747
Game Group PLC +	904,349	3,329,593
GKN PLC +	719,052	2,553,928
Go-Ahead Group PLC +	25,039	744,048
Halfords Group PLC +	621,800	2,890,503
Henderson Group PLC +	1,175,800	2,320,004
HMV Group PLC +	1,745,875	3,997,973
IMI PLC +	699,695	4,720,996
Intermediate Capital Group PLC +	68,300	1,496,842
Invensys PLC * +	659,800	2,451,589
Jardine Lloyd Thompson Group PLC +	715,841	5,711,685
Keller Group PLC +	125,707	1,503,135
Micro Focus International PLC +	569,839	2,906,564
Misys PLC +	216,248	476,767
Pennon Group PLC +	201,674	2,123,569
Petrofac Ltd +	392,513	4,101,332
Regus Group PLC +	2,168,707	2,477,833
Renishaw PLC +	39,778	536,183
Senior PLC +	187,560	285,806
Spectris PLC +	98,781	1,181,318
Spice PLC +	2,679,690	5,081,322
Spirax-Sarco Engineering PLC +	66,000	1,073,952
Spirent Communications PLC +	3,772,229	4,595,657
SSL International PLC +	321,100	2,589,023
St. Ives Group PLC	56,700	99,039
Stagecoach Group PLC +	1,251,100	5,685,594
Taylor Nelson Sofres PLC +	988,452	4,312,975
TUI Travel PLC +	540,571	2,090,243
Tullett Prebon PLC +	364,000	1,792,249
United Business Media Ltd +	188,915	1,664,111
WH Smith PLC +	784,309	5,340,533
WS Atkins PLC +	244,500	3,186,012

		124,812,425

Total Common Stocks (Cost $872,134,000)		694,637,927

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.82%

Repurchase Agreement - 3.82%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $28,061,974; collateralized by Federal Home Loan Bank: 2.565% due 11/07/08 and market value $28,623,231.25)	$28,061,000	28,061,000

Total Short-Term Investment (Cost $28,061,000)		28,061,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.12% (Cost $905,351,280)		727,986,470

	Shares
SECURITIES LENDING COLLATERAL - 4.12%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $30,233,417)	30,233,417	30,233,417

TOTAL INVESTMENTS - 103.24% (Cost $935,584,697)		758,219,887

OTHER ASSETS & LIABILITIES, NET - (3.24%)		(23,779,053)

NET ASSETS - 100.00%		$734,440,834

Notes to Schedule of Investments
(a) As of September 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.21%
Consumer Discretionary	15.83%
Financials	13.55%
Materials	10.02%
Health Care	8.72%
Short-Term Investment & Securities Lending Collateral	7.94%
Information Technology	6.60%
Energy	6.43%
Utilities	5.80%
Consumer Staples	4.76%
Telecommunication Services	1.38%

103.24%
Other Assets & Liabilities, Net	(3.24%)

100.00%

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $629,606,832 or 85.73% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 0.11% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	EUR	4,051,000	10/08	($261,916)
Sell	EUR	4,051,000	10/08	36,275
Buy	GBP	1,567,000	10/08	(112,057)
Sell	GBP	1,567,000	10/08	(21,091)

				($358,789)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.44%

Consumer Discretionary - 8.37%

Abercrombie & Fitch Co ‘A’ †	20,200	$796,890
Amazon.com Inc *	68,800	5,005,888
Apollo Group Inc ‘A’ * †	24,400	1,446,920
AutoNation Inc * †	28,955	325,454
AutoZone Inc *	9,500	1,171,730
Bed Bath & Beyond Inc * †	57,100	1,793,511
Best Buy Co Inc †	75,748	2,840,550
Big Lots Inc * †	18,400	512,072
Carnival Corp † (Panama)	95,400	3,372,390
CBS Corp ‘B’ †	148,943	2,171,589
Centex Corp	27,500	445,500
Coach Inc *	75,000	1,878,000
Comcast Corp ‘A’	623,177	12,232,965
Comcast Corp Special ‘A’	20,255	399,429
D.R. Horton Inc †	60,700	790,314
Darden Restaurants Inc	31,200	893,256
Dillard’s Inc ‘A’ †	13,400	158,120
Eastman Kodak Co †	63,800	981,244
Expedia Inc * †	46,000	695,060
Family Dollar Stores Inc †	31,400	744,180
Ford Motor Co * †	480,327	2,497,700
Fortune Brands Inc †	33,900	1,944,504
GameStop Corp ‘A’ * †	35,200	1,204,192
Gannett Co Inc †	50,700	857,337
General Motors Corp †	123,544	1,167,491
Genuine Parts Co	33,475	1,346,030
H&R Block Inc	67,900	1,544,725
Harley-Davidson Inc †	52,100	1,943,330
Harman International Industries Inc †	11,500	391,805
Hasbro Inc †	29,425	1,021,636
International Game Technology †	68,100	1,169,958
J.C. Penney Co Inc †	48,500	1,616,990
Johnson Controls Inc †	126,500	3,836,745
Jones Apparel Group Inc †	17,600	325,776
KB Home †	17,500	344,400
Kohl’s Corp *	67,200	3,096,576
Leggett & Platt Inc †	37,600	819,304
Lennar Corp ‘A’ †	31,202	473,958
Limited Brands Inc	66,107	1,144,973
Liz Claiborne Inc †	18,420	302,641
Lowe’s Cos Inc	317,800	7,528,682
Macy’s Inc	92,576	1,664,516
Marriott International Inc ‘A’ †	66,000	1,721,940
Mattel Inc	79,650	1,436,886
McDonald’s Corp	246,800	15,227,560
Meredith Corp †	8,900	249,556
Newell Rubbermaid Inc	55,434	956,791
News Corp ‘A’	492,900	5,909,871
Nike Inc ‘B’	83,900	5,612,910
Nordstrom Inc †	37,040	1,067,493
Office Depot Inc *	60,600	352,692
Omnicom Group Inc	70,200	2,706,912
Polo Ralph Lauren Corp †	12,900	859,656
Pulte Homes Inc †	47,800	667,766
RadioShack Corp	29,744	513,976
Scripps Networks Interactive Inc ‘A’ †	19,800	718,938
Sears Holdings Corp * †	13,105	1,225,351
Snap-On Inc	13,050	687,213
Staples Inc	153,125	3,445,312
Starbucks Corp *	159,700	2,374,739
Starwood Hotels & Resorts Worldwide Inc	41,170	1,158,524
Target Corp	166,400	8,161,920
The Black & Decker Corp †	13,600	826,200
The DIRECTV Group Inc *	130,500	3,415,185
The Gap Inc †	99,010	1,760,398
The Goodyear Tire & Rubber Co * †	52,800	808,368
The Home Depot Inc	371,050	9,606,484
The Interpublic Group of Cos Inc * †	104,458	809,550
The McGraw-Hill Cos Inc	70,400	2,225,344
The New York Times Co ‘A’ †	26,400	377,256
The Sherwin-Williams Co †	22,000	1,257,520
The Stanley Works †	14,800	617,752
The TJX Cos Inc	93,100	2,841,412
The Walt Disney Co †	413,606	12,693,568
The Washington Post Co ‘B’ †	1,106	615,777
Tiffany & Co †	27,900	991,008
Time Warner Inc	782,760	10,261,984
VF Corp	19,300	1,492,083
Viacom Inc ‘B’ *	135,343	3,361,920
Whirlpool Corp †	16,705	1,324,539
Wyndham Worldwide Corp †	34,285	538,617
Yum! Brands Inc †	103,680	3,381,005

		189,160,307

Consumer Staples - 12.02%

Altria Group Inc	455,952	9,046,088
Anheuser-Busch Cos Inc	157,100	10,192,648
Archer-Daniels-Midland Co	139,994	3,067,269
Avon Products Inc	93,400	3,882,638
Brown-Forman Corp ‘B’ †	16,622	1,193,626
Campbell Soup Co	44,200	1,706,120
Coca-Cola Enterprises Inc	63,600	1,066,572
Colgate-Palmolive Co	110,700	8,341,245
ConAgra Foods Inc	99,700	1,940,162
Constellation Brands Inc ‘A’ * †	43,300	929,218
Costco Wholesale Corp	94,544	6,138,742
CVS Caremark Corp	313,588	10,555,372
Dean Foods Co * †	33,700	787,232
General Mills Inc	73,200	5,030,304
H.J. Heinz Co	69,050	3,450,428
Kellogg Co	55,700	3,124,770
Kimberly-Clark Corp	91,361	5,923,847
Kraft Foods Inc ‘A’	331,659	10,861,832
Lorillard Inc	39,500	2,810,425
McCormick & Co Inc	25,100	965,095
Molson Coors Brewing Co ‘B’	30,980	1,448,315
PepsiCo Inc	343,680	24,494,074
Phillip Morris International Inc	452,752	21,777,371
Reynolds American Inc	37,700	1,832,974
Safeway Inc	96,000	2,277,120
Sara Lee Corp	155,625	1,965,544
SUPERVALU Inc †	46,490	1,008,833
SYSCO Corp	131,400	4,051,062
The Clorox Co	30,400	1,905,776
The Coca-Cola Co	434,300	22,965,784
The Estee Lauder Cos Inc ‘A’ †	25,500	1,272,705
The Hershey Co †	37,300	1,474,842
The Kroger Co	144,800	3,979,104
The Pepsi Bottling Group Inc	26,700	778,839
The Procter & Gamble Co	663,979	46,272,696
Tyson Foods Inc ‘A’ †	60,700	724,758
UST Inc †	32,600	2,169,204
Walgreen Co	212,600	6,582,096
Wal-Mart Stores Inc	489,900	29,340,111
Whole Foods Market Inc †	31,900	638,957
Wm. Wrigley Jr. Co	45,675	3,626,595

		271,600,393

Energy - 13.14%

Anadarko Petroleum Corp	101,976	4,946,856
Apache Corp	72,444	7,554,460
Baker Hughes Inc	67,200	4,068,288
BJ Services Co	64,600	1,235,798
Cabot Oil & Gas Corp	21,400	773,396
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Cameron International Corp * †	47,600	$1,834,504
Chesapeake Energy Corp †	112,800	4,045,008
Chevron Corp	448,834	37,019,828
ConocoPhillips	332,639	24,365,807
CONSOL Energy Inc	39,800	1,826,422
Devon Energy Corp	96,992	8,845,670
El Paso Corp †	153,525	1,958,979
ENSCO International Inc †	32,900	1,896,027
EOG Resources Inc	53,800	4,812,948
Exxon Mobil Corp	1,134,678	88,119,093
Halliburton Co	190,100	6,157,339
Hess Corp	60,700	4,982,256
Marathon Oil Corp	154,118	6,144,685
Massey Energy Co	17,900	638,493
Murphy Oil Corp	41,500	2,661,810
Nabors Industries Ltd * (Bermuda)	63,938	1,593,335
National Oilwell Varco Inc *	89,528	4,496,991
Noble Corp (Cayman)	58,800	2,581,320
Noble Energy Inc	37,600	2,090,184
Occidental Petroleum Corp	178,500	12,575,325
Peabody Energy Corp †	59,100	2,659,500
Pioneer Natural Resources Co	26,600	1,390,648
Range Resources Corp	33,200	1,423,284
Rowan Cos Inc	24,800	757,640
Schlumberger Ltd (Netherlands)	262,100	20,467,389
Smith International Inc	47,100	2,761,944
Southwestern Energy Co *	75,700	2,311,878
Spectra Energy Corp	133,136	3,168,637
Sunoco Inc †	25,914	922,020
Tesoro Corp †	33,700	555,713
The Williams Cos Inc	127,500	3,015,375
Transocean Inc (Cayman)	69,092	7,589,065
Valero Energy Corp	115,400	3,496,620
Weatherford International Ltd * (Bermuda)	147,800	3,715,692
XTO Energy Inc	118,075	5,492,848

		296,953,075

Financials - 15.60%

Aflac Inc	103,400	6,074,750
American Capital Ltd †	43,200	1,102,032
American Express Co	253,300	8,974,419
American International Group Inc †	560,542	1,866,605
Ameriprise Financial Inc	48,840	1,865,688
Aon Corp	62,925	2,829,108
Apartment Investment & Management Co ‘A’ REIT †	21,451	751,214
Assurant Inc	23,500	1,292,500
AvalonBay Communities Inc REIT †	17,000	1,673,140
Bank of America Corp	996,257	34,868,995
BB&T Corp †	119,319	4,510,258
Boston Properties Inc REIT †	26,200	2,453,892
Capital One Financial Corp †	83,400	4,253,400
CB Richard Ellis Group Inc ‘A’ * †	38,500	514,745
Cincinnati Financial Corp	32,287	918,242
CIT Group Inc †	62,960	438,202
Citigroup Inc	1,189,619	24,399,086
CME Group Inc †	14,424	5,358,660
Comerica Inc †	34,650	1,136,174
Developers Diversified Realty Corp REIT †	26,500	839,785
Discover Financial Services	104,901	1,449,732
E*TRADE FINANCIAL Corp * †	105,100	294,280
Equity Residential REIT	59,200	2,629,072
Federated Investors Inc ‘B’	19,600	565,460
Fifth Third Bancorp †	120,943	1,439,222
First Horizon National Corp †	43,595	408,051
Franklin Resources Inc	34,200	3,014,046
General Growth Properties Inc REIT †	53,900	813,890
Genworth Financial Inc ‘A’	95,100	818,811
HCP Inc REIT	52,300	2,098,799
Host Hotels & Resorts Inc REIT †	115,200	1,531,008
Hudson City Bancorp Inc	113,900	2,101,455
Huntington Bancshares Inc †	81,923	654,565
IntercontinentalExchange Inc *	15,600	1,258,608
Invesco Ltd (Bermuda)	84,800	1,779,104
Janus Capital Group Inc †	32,700	793,956
JPMorgan Chase & Co	804,550	37,572,485
KeyCorp	106,900	1,276,386
Kimco Realty Corp REIT	52,600	1,943,044
Legg Mason Inc †	29,600	1,126,576
Leucadia National Corp †	36,400	1,654,016
Lincoln National Corp	56,883	2,435,147
Loews Corp	76,100	3,005,189
M&T Bank Corp †	17,000	1,517,250
Marsh & McLennan Cos Inc	112,200	3,563,472
Marshall & Ilsley Corp †	57,798	1,164,630
MBIA Inc †	47,400	564,060
Merrill Lynch & Co Inc	334,631	8,466,164
MetLife Inc †	151,900	8,506,400
MGIC Investment Corp	27,300	191,919
Moody’s Corp †	44,800	1,523,200
Morgan Stanley	238,603	5,487,869
National City Corp †	176,800	309,400
Northern Trust Corp	46,700	3,371,740
NYSE Euronext	58,600	2,295,948
Plum Creek Timber Co Inc REIT †	37,900	1,889,694
Principal Financial Group Inc †	56,600	2,461,534
ProLogis REIT	56,500	2,331,755
Prudential Financial Inc	94,600	6,811,200
Public Storage REIT	27,100	2,683,171
Regions Financial Corp	151,679	1,456,118
Simon Property Group Inc REIT †	48,700	4,723,900
SLM Corp *	102,100	1,259,914
Sovereign Bancorp Inc †	110,295	435,665
State Street Corp	92,700	5,272,776
SunTrust Banks Inc †	76,600	3,446,234
T. Rowe Price Group Inc †	56,900	3,056,099
The Allstate Corp	120,278	5,547,221
The Bank of New York Mellon Corp	247,289	8,056,676
The Charles Schwab Corp	203,000	5,278,000
The Chubb Corp	79,900	4,386,510
The Goldman Sachs Group Inc	94,380	12,080,640
The Hartford Financial Services Group Inc	67,900	2,783,221
The PNC Financial Services Group Inc †	75,700	5,654,790
The Progressive Corp	148,600	2,585,640
The Travelers Cos Inc	131,442	5,941,178
Torchmark Corp	19,900	1,190,020
U.S. Bancorp	380,599	13,709,176
Unum Group †	76,405	1,917,766
Vornado Realty Trust REIT	29,600	2,692,120
Wachovia Corp †	466,723	1,633,530
Wells Fargo & Co †	722,910	27,130,812
XL Capital Ltd ‘A’ † (Cayman)	69,100	1,239,654
Zions Bancorp †	26,600	1,029,420

		352,430,283

Health Care - 12.89%

Abbott Laboratories †	336,800	19,392,944
Aetna Inc	105,556	3,811,627
Allergan Inc	66,700	3,435,050
AmerisourceBergen Corp	35,600	1,340,340
Amgen Inc *	231,140	13,699,668
Applied Biosystems Inc	37,100	1,270,675
Barr Pharmaceuticals Inc *	23,800	1,554,140
Baxter International Inc	136,800	8,978,184
Becton Dickinson & Co	53,300	4,277,858
Biogen Idec Inc *	64,130	3,225,098
Boston Scientific Corp *	321,589	3,945,897
Bristol-Myers Squibb Co	430,100	8,967,585
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
C.R. Bard Inc	21,900	$2,077,653
Cardinal Health Inc	77,675	3,827,824
Celgene Corp *	97,900	6,195,112
CIGNA Corp	59,000	2,004,820
Coventry Health Care Inc *	33,800	1,100,190
Covidien Ltd (Bermuda)	108,695	5,843,443
DaVita Inc *	23,700	1,351,137
Eli Lilly & Co	218,600	9,624,958
Express Scripts Inc *	55,000	4,060,100
Forest Laboratories Inc *	67,000	1,894,760
Genzyme Corp *	58,400	4,723,976
Gilead Sciences Inc *	201,000	9,161,580
Hospira Inc *	32,060	1,224,692
Humana Inc *	37,300	1,536,760
IMS Health Inc	40,490	765,657
Intuitive Surgical Inc *	8,500	2,048,330
Johnson & Johnson	610,522	42,296,964
King Pharmaceuticals Inc * †	46,833	448,660
Laboratory Corp of America Holdings * †	24,300	1,688,850
McKesson Corp	60,739	3,268,366
Medco Health Solutions Inc *	110,671	4,980,182
Medtronic Inc	246,500	12,349,650
Merck & Co Inc	468,100	14,773,236
Millipore Corp *	12,352	849,818
Mylan Inc * †	67,550	771,421
Patterson Cos Inc * †	22,900	696,389
PerkinElmer Inc	26,400	659,208
Pfizer Inc	1,472,697	27,156,533
Quest Diagnostics Inc	34,700	1,792,949
Schering-Plough Corp	352,300	6,506,981
St. Jude Medical Inc *	74,324	3,232,351
Stryker Corp	52,100	3,245,830
Tenet Healthcare Corp *	102,250	567,487
Thermo Fisher Scientific Inc * †	91,200	5,016,000
UnitedHealth Group Inc	267,604	6,794,466
Varian Medical Systems Inc * †	27,700	1,582,501
Waters Corp *	22,000	1,279,960
Watson Pharmaceuticals Inc *	21,200	604,200
WellPoint Inc *	113,336	5,300,743
Wyeth	291,300	10,760,622
Zimmer Holdings Inc *	50,630	3,268,673

		291,232,098

Industrials - 10.92%

3M Co	153,300	10,471,923
Allied Waste Industries Inc *	75,000	833,250
Avery Dennison Corp †	23,800	1,058,624
Burlington Northern Santa Fe Corp	62,910	5,814,771
C.H. Robinson Worldwide Inc †	37,500	1,911,000
Caterpillar Inc †	133,500	7,956,600
Cintas Corp	29,200	838,332
Cooper Industries Ltd ‘A’ (Bermuda)	38,400	1,534,080
CSX Corp	87,900	4,796,703
Cummins Inc	44,100	1,928,052
Danaher Corp †	55,600	3,858,640
Deere & Co	93,300	4,618,350
Dover Corp	41,700	1,690,935
Eaton Corp	35,860	2,014,615
Emerson Electric Co	168,100	6,856,799
Equifax Inc	25,100	864,695
Expeditors International of Washington Inc	46,800	1,630,512
Fastenal Co †	28,600	1,412,554
FedEx Corp †	67,388	5,326,348
Fluor Corp	38,800	2,161,160
General Dynamics Corp	86,380	6,359,296
General Electric Co	2,173,300	55,419,150
Goodrich Corp	27,600	1,148,160
Honeywell International Inc †	161,675	6,717,596
Illinois Tool Works Inc	86,900	3,862,705
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	66,773	2,081,314
ITT Corp	39,900	2,218,839
Jacobs Engineering Group Inc *	26,500	1,439,215
L-3 Communications Holdings Inc	26,776	2,632,616
Lockheed Martin Corp	73,642	8,076,318
Masco Corp †	80,100	1,436,994
Monster Worldwide Inc * †	28,000	417,480
Norfolk Southern Corp	82,100	5,435,841
Northrop Grumman Corp	73,720	4,463,009
PACCAR Inc †	79,870	3,050,254
Pall Corp	26,666	917,044
Parker-Hannifin Corp	36,762	1,948,386
Pitney Bowes Inc	42,600	1,416,876
Precision Castparts Corp	30,300	2,387,034
Raytheon Co	92,400	4,944,324
Robert Half International Inc †	31,000	767,250
Rockwell Automation Inc	32,400	1,209,816
Rockwell Collins Inc	35,400	1,702,386
RR Donnelley & Sons Co	43,300	1,062,149
Ryder System Inc †	12,800	793,600
Southwest Airlines Co	160,930	2,335,094
Terex Corp *	22,200	677,544
Textron Inc	54,300	1,589,904
The Boeing Co	159,661	9,156,558
The Manitowoc Co Inc	28,700	446,285
Tyco International Ltd (Bermuda)	105,395	3,690,933
Union Pacific Corp	112,600	8,012,616
United Parcel Service Inc ‘B’	222,100	13,967,869
United Technologies Corp	211,900	12,726,714
W.W. Grainger Inc	14,400	1,252,368
Waste Management Inc	107,260	3,377,617

		246,719,097

Information Technology - 15.71%

Adobe Systems Inc *	115,900	4,574,573
Advanced Micro Devices Inc * †	134,600	706,650
Affiliated Computer Services Inc ‘A’ * †	21,300	1,078,419
Agilent Technologies Inc *	76,732	2,275,871
Akamai Technologies Inc * †	38,000	662,720
Altera Corp †	66,300	1,371,084
Amphenol Corp ‘A’	39,200	1,573,488
Analog Devices Inc	63,800	1,681,130
Apple Inc *	193,500	21,993,210
Applied Materials Inc	294,800	4,460,324
Autodesk Inc *	49,340	1,655,357
Automatic Data Processing Inc	110,600	4,728,150
BMC Software Inc *	42,200	1,208,186
Broadcom Corp ‘A’ *	98,164	1,828,795
CA Inc	81,573	1,628,197
Ciena Corp *	21,471	216,428
Cisco Systems Inc *	1,290,516	29,114,041
Citrix Systems Inc *	40,700	1,028,082
Cognizant Technology Solutions Corp ‘A’ *	63,100	1,440,573
Computer Sciences Corp *	30,700	1,233,833
Compuware Corp *	51,600	500,004
Convergys Corp *	24,289	358,991
Corning Inc	339,691	5,312,767
Dell Inc *	385,100	6,346,448
eBay Inc *	239,200	5,353,296
Electronic Arts Inc *	69,200	2,559,708
EMC Corp * †	450,850	5,392,166
Fidelity National Information Services Inc	37,800	697,788
Fiserv Inc *	36,150	1,710,618
Google Inc ‘A’ *	52,210	20,911,149
Harris Corp	27,500	1,270,500
Hewlett-Packard Co	535,073	24,741,776
Intel Corp	1,228,220	23,004,561
International Business Machines Corp	295,981	34,617,938
Intuit Inc *	70,600	2,231,666
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Jabil Circuit Inc	47,000	$448,380
JDS Uniphase Corp * †	50,586	427,958
Juniper Networks Inc * †	116,000	2,444,120
KLA-Tencor Corp †	37,400	1,183,710
Lexmark International Inc ‘A’ * †	21,200	690,484
Linear Technology Corp †	51,800	1,588,188
LSI Corp * †	142,200	762,192
MasterCard Inc ‘A’	16,147	2,863,347
MEMC Electronic Materials Inc *	49,800	1,407,348
Microchip Technology Inc †	41,000	1,206,630
Micron Technology Inc * †	167,400	677,970
Microsoft Corp	1,715,372	45,783,279
Molex Inc †	27,700	621,865
Motorola Inc	490,702	3,503,612
National Semiconductor Corp	47,400	815,754
NetApp Inc *	75,309	1,372,883
Novell Inc *	64,500	331,530
Novellus Systems Inc * †	22,900	449,756
NVIDIA Corp *	121,300	1,299,123
Oracle Corp *	862,136	17,509,982
Paychex Inc	70,500	2,328,615
QLogic Corp *	30,300	465,408
QUALCOMM Inc †	358,500	15,404,745
salesforce.com inc * †	23,100	1,118,040
SanDisk Corp * †	49,900	975,545
Seagate Technology LLC - Escrow Shares * + Ж (Cayman)	47,800	4,780
Sun Microsystems Inc *	172,225	1,308,910
Symantec Corp *	183,835	3,599,489
Tellabs Inc *	91,500	371,490
Teradata Corp *	35,700	696,150
Teradyne Inc *	39,300	306,933
Texas Instruments Inc	288,370	6,199,955
The Western Union Co	158,537	3,911,108
Total System Services Inc	39,400	646,160
Tyco Electronics Ltd (Bermuda)	102,395	2,832,246
Unisys Corp *	59,700	164,175
VeriSign Inc * †	42,700	1,113,616
Xerox Corp	190,600	2,197,618
Xilinx Inc †	61,600	1,444,520
Yahoo! Inc *	299,308	5,178,028

		355,124,129

Materials - 3.29%

Air Products & Chemicals Inc	46,000	3,150,540
AK Steel Holding Corp	25,100	650,592
Alcoa Inc	177,272	4,002,802
Allegheny Technologies Inc †	22,202	656,069
Ashland Inc	12,700	371,348
Ball Corp	21,700	856,933
Bemis Co Inc	17,900	469,159
CF Industries Holdings Inc	12,500	1,143,250
E.I. du Pont de Nemours & Co	195,582	7,881,955
Eastman Chemical Co †	16,925	931,890
Ecolab Inc †	35,880	1,740,898
Freeport-McMoRan Copper & Gold Inc	83,123	4,725,543
Hercules Inc	20,400	403,716
International Flavors & Fragrances Inc	15,500	611,630
International Paper Co	93,927	2,459,009
MeadWestvaco Corp	32,927	767,528
Monsanto Co	120,198	11,897,198
Newmont Mining Corp †	98,922	3,834,217
Nucor Corp	68,500	2,705,750
Pactiv Corp * †	29,300	727,519
PPG Industries Inc	36,000	2,099,520
Praxair Inc	68,200	4,892,668
Rohm & Haas Co	27,798	1,945,860
Sealed Air Corp	31,820	699,722
Sigma-Aldrich Corp †	28,500	1,493,970
The Dow Chemical Co	202,885	6,447,685
Titanium Metals Corp †	17,800	201,852
United States Steel Corp	26,060	2,022,517
Vulcan Materials Co †	23,800	1,773,100
Weyerhaeuser Co	45,900	2,780,622

		74,345,062

Telecommunication Services - 3.01%

American Tower Corp ‘A’ *	86,800	3,122,196
AT&T Inc	1,287,379	35,943,622
CenturyTel Inc	23,750	870,438
Embarq Corp	32,591	1,321,565
Frontier Communications Corp †	72,900	838,350
Qwest Communications International Inc †	337,092	1,088,807
Sprint Nextel Corp	619,827	3,780,945
Verizon Communications Inc	622,154	19,964,922
Windstream Corp †	99,286	1,086,189

		68,017,034

Utilities - 3.49%

Allegheny Energy Inc	37,600	1,382,552
Ameren Corp †	43,100	1,682,193
American Electric Power Co Inc	87,560	3,242,347
CenterPoint Energy Inc	73,129	1,065,490
CMS Energy Corp †	50,800	633,476
Consolidated Edison Inc †	59,800	2,569,008
Constellation Energy Group Inc	39,350	956,205
Dominion Resources Inc †	125,370	5,363,329
DTE Energy Co	34,400	1,380,128
Duke Energy Corp †	277,972	4,845,052
Dynegy Inc ‘A’ *	98,500	352,630
Edison International	71,200	2,840,880
Entergy Corp †	42,700	3,800,727
Exelon Corp	142,824	8,943,639
FirstEnergy Corp	66,480	4,453,495
FPL Group Inc	89,800	4,516,940
Integrys Energy Group Inc †	17,320	864,961
Nicor Inc †	10,700	474,545
NiSource Inc	61,273	904,389
Pepco Holdings Inc †	44,900	1,028,659
PG&E Corp	75,300	2,819,985
Pinnacle West Capital Corp	18,600	640,026
PPL Corp	81,632	3,022,017
Progress Energy Inc * +	57,200	2,467,036
Public Service Enterprise Group Inc	110,900	3,636,411
Questar Corp	38,000	1,554,960
Sempra Energy	54,858	2,768,683
Southern Co †	166,600	6,279,154
TECO Energy Inc †	45,100	709,423
The AES Corp * †	149,082	1,742,769
Xcel Energy Inc	91,879	1,836,661

		78,777,770

Total Common Stocks (Cost $2,423,098,724)		2,224,359,248

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.34%

Repurchase Agreement - 1.34%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $30,372,055; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $1,207,500; and Freddie Mac (U.S. Govt Agency Issue): 0.000% due 11/17/08 and market value of $29,772,931)	$30,371,000	$30,371,000

Total Short-Term Investment (Cost $30,371,000)		30,371,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.78% (Cost $2,453,469,724)		2,254,730,248

	Shares
SECURITIES LENDING COLLATERAL - 6.58%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $148,684,270)	148,684,270	148,684,270

TOTAL INVESTMENTS - 106.36% (Cost $2,602,153,994)		2,403,414,518

OTHER ASSETS & LIABILITIES, NET - (6.36%)		(143,667,647)

NET ASSETS - 100.00%		$2,259,746,871

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $2,471,816 or 0.11% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d) The amount of $2,652,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (12/08)	115	$34,805,350	($1,194,043)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
RIGHTS - 0.00%

Energy - 0.00%

Greenhunter Energy Inc
Exp. 09/15/11 * +	210	$—

Total Rights
(Cost $0)		—

COMMON STOCKS - 95.88%

Consumer Discretionary - 12.02%

1-800-FLOWERS.COM Inc ‘A’ *	13,805	83,106
99 Cents Only Stores *	24,251	266,033
Aaron Rents Inc †	24,509	663,459
Aeropostale Inc * †	36,535	1,173,139
AFC Enterprises Inc *	13,250	96,195
AH Belo Corp ‘A’ †	9,886	51,012
Ambassadors Group Inc †	11,462	182,360
American Apparel Inc * †	20,500	168,100
American Axle & Manufacturing Holdings Inc †	24,250	129,980
American Greetings Corp ‘A’	28,312	432,890
American Public Education Inc *	6,529	315,220
America’s Car-Mart Inc * †	4,500	83,655
Amerigon Inc *	11,990	78,894
Ameristar Casinos Inc †	12,968	184,016
Arbitron Inc †	15,383	687,466
ArvinMeritor Inc †	42,226	550,627
Asbury Automotive Group Inc †	18,942	218,212
ATC Technology Corp *	12,007	285,046
Audiovox Corp ‘A’ *	8,612	80,694
Bally Technologies Inc * †	30,620	927,174
Beazer Homes USA Inc * †	21,459	128,325
bebe Stores Inc †	21,007	205,238
Belo Corp ‘A’ †	52,130	310,695
Big 5 Sporting Goods Corp †	12,742	131,497
BJ’s Restaurants Inc *	9,625	114,922
Blockbuster Inc ‘A’ * †	104,312	213,840
Blue Nile Inc * †	7,479	320,625
Bluegreen Corp * †	7,188	49,669
Blyth Inc	13,705	155,415
Bob Evans Farms Inc †	17,991	490,974
Borders Group Inc †	34,045	223,335
Brookfield Homes Corp †	5,791	83,159
Brown Shoe Co Inc †	23,875	391,072
Brunswick Corp †	47,400	606,246
Buffalo Wild Wings Inc * †	9,460	380,670
Build-A-Bear Workshop Inc *	8,944	65,112
Cabela’s Inc * †	20,041	242,095
Cache Inc *	6,365	43,728
California Pizza Kitchen Inc * †	13,447	173,063
Callaway Golf Co †	37,203	523,446
Capella Education Co *	7,912	339,108
Carter’s Inc * †	30,370	599,200
Casual Male Retail Group Inc * †	18,529	72,819
Cavco Industries Inc *	4,000	144,600
CBRL Group Inc †	11,357	298,689
CEC Entertainment Inc * †	11,928	396,010
Champion Enterprises Inc * †	43,775	242,951
Charlotte Russe Holding Inc * †	11,791	120,858
Charming Shoppes Inc * †	63,762	311,796
Charter Communications Inc ‘A’ * †	229,727	167,701
Cherokee Inc †	4,246	93,327
Chico’s FAS Inc * †	101,000	552,470
Christopher & Banks Corp †	19,871	152,411
Churchill Downs Inc †	4,948	242,353
Cinemark Holdings Inc	14,763	200,777
Circuit City Stores Inc †	98,000	74,480
Citadel Broadcasting Corp * †	100,954	82,782
Citi Trends Inc *	8,013	130,532
CKE Restaurants Inc	28,719	304,421
CKX Inc * †	28,919	178,141
Coinstar Inc * †	15,765	504,480
Coldwater Creek Inc * †	33,900	196,281
Collective Brands Inc * †	35,387	647,936
Columbia Sportswear Co †	6,194	259,900
Conn’s Inc * †	5,550	103,840
Cooper Tire & Rubber Co †	32,939	283,275
Core-Mark Holding Co Inc *	4,703	117,528
Corinthian Colleges Inc * †	47,946	719,190
Cox Radio Inc ‘A’ * †	14,514	153,268
Crocs Inc * †	48,000	171,840
Crown Media Holdings Inc ‘A’ * †	8,279	41,643
CSS Industries Inc †	4,421	113,797
Cumulus Media Inc ‘A’ * †	18,736	79,815
Dana Holding Corp *	54,700	264,748
Deckers Outdoor Corp * ‡	7,059	734,701
Denny’s Corp * †	53,454	137,911
Dillard’s Inc ‘A’ †	32,900	388,220
DineEquity Inc †	9,843	165,953
Dolan Media Co *	12,919	130,353
Domino’s Pizza Inc *	22,068	267,906
Dorman Products Inc *	5,500	68,915
Dover Downs Gaming & Entertainment Inc †	7,821	60,847
Dover Motorsports Inc †	10,700	58,315
Drew Industries Inc * †	11,709	200,341
drugstore.com inc * †	52,000	122,200
DSW Inc ‘A’ * †	8,812	120,724
Einstein Noah Restaurant Group Inc *	1,900	19,152
Entercom Communications Corp ‘A’ †	10,615	53,287
Entravision Communications Corp ‘A’ * †	33,501	90,118
Ethan Allen Interiors Inc †	12,695	355,714
Exide Technologies * †	41,958	309,650
FGX International Holdings Ltd * (United Kingdom)	6,153	68,114
Fisher Communications Inc †	3,603	141,958
Fleetwood Enterprises Inc * †	36,159	36,882
Fossil Inc * †	25,287	713,852
Fred’s Inc ‘A’ †	22,154	315,030
Fuel Systems Solutions Inc *	7,100	244,595
Fuqi International Inc *	6,500	52,975
Furniture Brands International Inc	24,002	252,501
Gaiam Inc ‘A’ *	9,978	105,767
GateHouse Media Inc †	11,457	5,614
Gaylord Entertainment Co * †	23,513	690,577
Genesco Inc * †	10,878	364,195
G-III Apparel Group Ltd *	7,374	137,968
Global Sources Ltd * (Bermuda)	8,863	89,250
Global Traffic Network Inc *	7,700	71,379
Gray Television Inc †	21,475	36,937
Great Wolf Resorts Inc *	15,140	55,412
Group 1 Automotive Inc †	11,884	258,239
Harte-Hanks Inc †	22,000	228,140
Haverty Furniture Cos Inc †	10,701	122,419
Hayes Lemmerz International Inc (XNMS) *	56,895	155,323
Helen of Troy Ltd * (Bermuda)	17,041	388,024
hhgregg Inc * †	4,913	47,902
Hibbett Sports Inc * †	15,069	301,681
Hooker Furniture Corp †	5,800	102,950
Hot Topic Inc *	24,599	162,599
Hovnanian Enterprises Inc ‘A’ * †	26,104	208,571
Iconix Brand Group Inc * †	33,210	434,387
Idearc Inc †	69,211	83,053
Interactive Data Corp	20,311	512,243
iRobot Corp *	10,881	161,256
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Isle of Capri Casinos Inc * †	9,544	$86,087
J.Crew Group Inc * †	22,982	656,596
Jack in the Box Inc *	33,171	699,908
Jackson Hewitt Tax Service Inc †	15,582	239,028
Jakks Pacific Inc * †	15,437	384,536
Jo-Ann Stores Inc * †	14,099	295,797
Jos. A. Bank Clothiers Inc * †	9,576	321,754
Journal Communications Inc ‘A’	23,028	112,377
K12 Inc *	3,176	84,164
Kenneth Cole Productions Inc ‘A’	5,054	74,294
Knology Inc *	15,456	124,730
Krispy Kreme Doughnuts Inc * †	33,164	109,441
K-Swiss Inc ‘A’ †	14,258	248,089
Landry’s Restaurants Inc †	7,211	112,131
La-Z-Boy Inc †	26,553	247,474
LeapFrog Enterprises Inc * †	18,565	196,046
Lear Corp * †	36,538	383,649
Learning Tree International Inc *	5,600	69,720
Lee Enterprises Inc †	25,523	89,330
Libbey Inc	8,185	69,654
Life Time Fitness Inc * †	19,969	624,431
LIN TV Corp ‘A’ * †	15,086	77,844
Lincoln Educational Services Corp * †	800	10,584
Live Nation Inc * †	42,625	693,509
Lodgian Inc *	8,743	68,195
Luby’s Inc *	14,100	113,364
Lululemon Athletica Inc *	10,453	240,733
Lumber Liquidators Inc * †	6,000	75,360
M/I Homes Inc	7,887	179,666
Maidenform Brands Inc * †	11,790	171,073
Marcus Corp †	10,857	174,581
Marine Products Corp †	5,682	47,161
MarineMax Inc * †	9,184	66,400
Martha Stewart Living Omnimedia Inc ‘A’ * †	12,428	105,762
Marvel Entertainment Inc * †	27,331	933,080
Matthews International Corp ‘A’ †	17,407	883,231
McClatchy Co ‘A’ †	29,700	130,680
Media General Inc ‘A’ †	12,240	152,143
Mediacom Communications Corp ‘A’ * †	24,598	145,620
Meritage Homes Corp *	17,253	426,149
Midas Inc *	7,794	107,245
Modine Manufacturing Co	16,829	243,684
Monarch Casino & Resort Inc * †	5,766	65,675
Monro Muffler Brake Inc †	9,105	209,961
Morgans Hotel Group Co * †	16,064	175,258
Movado Group Inc †	8,827	197,283
National CineMedia Inc	22,845	252,437
National Presto Industries Inc	2,487	185,282
Nautilus Inc *	16,683	76,241
Netflix Inc * †	22,695	700,822
New York & Co Inc *	11,266	107,478
NutriSystem Inc †	17,800	315,416
O’Charley’s Inc †	11,386	99,628
Orbitz Worldwide Inc *	17,439	102,367
Outdoor Channel Holdings Inc * †	10,600	93,280
Overstock.com Inc * †	8,644	171,238
Oxford Industries Inc †	7,805	201,603
P.F. Chang’s China Bistro Inc * †	12,501	294,274
Pacific Sunwear of California Inc * †	37,319	251,157
Palm Harbor Homes Inc * †	5,018	49,728
Papa John’s International Inc *	12,335	335,019
Peet’s Coffee & Tea Inc * †	7,906	220,736
Perry Ellis International Inc * †	6,327	94,336
PetMed Express Inc *	14,161	222,328
Pier 1 Imports Inc * †	50,097	206,901
Pinnacle Entertainment Inc * †	33,717	254,901
Playboy Enterprises Inc ‘B’ * †	12,007	47,308
Polaris Industries Inc †	17,890	813,816
Pool Corp	27,500	641,575
Pre-Paid Legal Services Inc * †	4,607	190,085
Primedia Inc †	15,516	37,704
Quantum Fuel Systems Technologies Worldwide Inc * †	43,300	55,857
Quiksilver Inc *	71,980	413,165
R.H. Donnelley Corp * †	41,900	83,381
Raser Technologies Inc * †	24,544	208,624
RC2 Corp * †	9,906	198,120
RCN Corp *	22,174	271,853
Red Robin Gourmet Burgers Inc * †	8,547	229,060
Regis Corp	24,227	666,242
Rent-A-Center Inc * †	38,121	849,336
Retail Ventures Inc *	14,187	55,329
Rex Stores Corp *	5,900	68,145
RHI Entertainment Inc *	6,100	90,890
Rick’s Cabaret International Inc *	1,800	17,676
Riviera Holdings Corp * †	5,649	41,520
Ruby Tuesday Inc * †	29,758	172,299
Russ Berrie & Co Inc *	8,530	65,425
Ruth’s Hospitality Group Inc *	6,854	26,936
Sally Beauty Holdings Inc * †	50,408	433,509
Scholastic Corp †	13,863	356,002
Sealy Corp †	22,940	148,192
Shoe Carnival Inc * †	4,997	81,851
Shuffle Master Inc * †	25,769	131,164
Shutterfly Inc * †	11,806	113,456
Sinclair Broadcast Group Inc ‘A’ †	31,129	156,890
Six Flags Inc * †	40,986	27,461
Skechers U.S.A. Inc ‘A’ *	19,060	320,780
Skyline Corp †	3,899	103,051
Smith & Wesson Holding Corp * †	17,513	65,499
Sonic Automotive Inc ‘A’ †	12,817	108,432
Sonic Corp * †	33,778	492,145
Sotheby’s †	38,299	768,278
Spartan Motors Inc †	17,019	54,120
Speedway Motorsports Inc	7,143	139,146
Stage Stores Inc	21,099	288,212
Stamps.com Inc *	9,154	106,827
Standard Pacific Corp * †	71,713	352,111
Stein Mart Inc †	14,221	55,604
Steiner Leisure Ltd * (Bahamas)	8,463	290,958
Steinway Musical Instruments Inc *	4,117	116,593
Steven Madden Ltd *	10,713	265,468
Stewart Enterprises Inc ‘A’ †	48,030	377,516
Stoneridge Inc *	7,282	81,923
Superior Industries International Inc †	12,612	241,646
Syms Corp * †	3,300	44,583
Systemax Inc	5,445	76,557
Tempur-Pedic International Inc †	40,645	477,985
Tenneco Inc * †	26,945	286,425
Texas Roadhouse Inc ‘A’ * †	28,818	259,074
The Buckle Inc †	8,203	455,595
The Cato Corp ‘A’	15,579	273,411
The Cheesecake Factory Inc * †	35,700	521,934
The Children’s Place Retail Stores Inc *	12,539	418,176
The Dress Barn Inc * †	25,330	387,296
The Finish Line Inc ‘A’	25,617	255,914
The Gymboree Corp *	15,303	543,257
The Men’s Wearhouse Inc †	29,674	630,276
The Pep Boys-Manny, Moe & Jack †	23,737	146,695
The Princeton Review Inc * †	9,000	72,000
The Ryland Group Inc †	22,900	607,308
The Steak n Shake Co *	14,596	126,693
The Talbots Inc †	13,088	171,453
The Timberland Co ‘A’ * †	26,520	460,652
The Warnaco Group Inc * †	24,850	1,125,457
The Wet Seal Inc ‘A’ * †	53,960	195,875
thinkorswim Group Inc *	29,330	244,319
Town Sports International Holdings Inc *	9,334	56,937
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Tractor Supply Co * †	18,000	$756,900
True Religion Apparel Inc * †	9,155	236,657
Tuesday Morning Corp * †	16,891	69,760
Tupperware Brands Corp †	34,730	959,590
Tween Brands Inc * †	12,070	118,165
Ulta Salon Cosmetics & Fragrance Inc * †	10,900	144,752
Under Armour Inc ‘A’ * †	18,300	581,208
Unifi Inc *	28,900	139,876
UniFirst Corp	7,844	337,998
Universal Electronics Inc * †	7,995	199,715
Universal Technical Institute Inc * †	11,803	201,359
Vail Resorts Inc * †	17,415	608,654
Valassis Communications Inc * †	27,061	234,348
Value Line Inc	300	10,047
Visteon Corp *	73,702	170,989
Volcom Inc *	10,611	183,358
Wendy’s/Arby’s Group Inc ‘A’	226,004	1,188,781
Westwood One Inc * †	15,509	7,755
Weyco Group Inc †	3,801	127,220
Winnebago Industries Inc †	15,660	202,327
WMS Industries Inc * †	24,450	747,437
Wolverine World Wide Inc †	27,994	740,721
Wonder Auto Technology Inc * †	9,500	60,895
World Wrestling Entertainment Inc ‘A’ †	11,870	183,510
Zale Corp * †	17,582	439,550
Zumiez Inc * †	11,552	190,377

		72,467,121

Consumer Staples - 3.43%

AgFeed Industries Inc * †	11,900	94,010
Alico Inc †	1,849	87,698
Alliance One International Inc * †	54,076	205,489
American Dairy Inc * †	3,967	40,186
American Oriental Bioengineering Inc * †	35,800	232,342
Arden Group Inc ‘A’ †	582	84,751
B&G Foods Inc ‘A’	12,600	90,090
Calavo Growers Inc	6,700	83,482
Cal-Maine Foods Inc †	6,565	180,144
Casey’s General Stores Inc †	29,217	881,477
Central Garden & Pet Co ‘A’ *	36,225	215,539
Chattem Inc * †	9,202	719,412
China Sky One Medical Inc * †	3,800	46,170
Chiquita Brands International Inc * †	25,178	398,064
Coca-Cola Bottling Co Consolidated	2,051	89,547
Darling International Inc *	46,581	517,515
Diamond Foods Inc †	9,500	266,285
Elizabeth Arden Inc *	13,709	269,108
Farmer Bros. Co †	3,455	85,926
Flowers Foods Inc	42,072	1,235,234
Fresh Del Monte Produce Inc * (Cayman)	24,132	535,730
Green Mountain Coffee Roasters Inc * †	9,729	382,739
Griffin Land & Nurseries Inc	1,700	63,036
HQ Sustainable Maritime Industries Inc * †	4,500	22,770
Imperial Sugar Co †	6,628	89,743
Ingles Markets Inc ‘A’	7,061	161,203
Inter Parfums Inc	6,619	89,754
J&J Snack Foods Corp	7,284	247,000
Lancaster Colony Corp †	11,468	431,885
Lance Inc †	15,599	353,941
Lifeway Foods Inc * †	2,200	25,740
Longs Drug Stores Corp †	17,401	1,316,212
Mannatech Inc †	8,826	35,304
Nash Finch Co †	7,133	307,575
National Beverage Corp * †	5,252	46,585
Nu Skin Enterprises Inc ‘A’	27,903	452,587
Omega Protein Corp *	11,000	129,360
Pilgrim’s Pride Corp †	23,824	59,322
Prestige Brands Holdings Inc *	17,386	154,388
PriceSmart Inc	7,167	119,976
Ralcorp Holdings Inc * †	30,870	2,080,947
Reddy Ice Holdings Inc †	10,087	36,818
Ruddick Corp	23,482	761,991
Sanderson Farms Inc †	10,874	399,511
Schiff Nutrition International Inc *	7,100	48,493
Smart Balance Inc *	36,000	236,160
Spartan Stores Inc †	11,917	296,495
Spectrum Brands Inc * †	22,176	30,825
Star Scientific Inc * †	34,100	121,396
Susser Holdings Corp *	5,300	79,818
Synutra International Inc * †	5,616	113,050
The Andersons Inc †	10,580	372,628
The Boston Beer Co Inc ‘A’ * †	5,033	239,017
The Great Atlantic & Pacific Tea Co Inc * †	19,619	212,278
The Hain Celestial Group Inc * †	23,356	642,991
The Pantry Inc * †	12,640	267,842
Tootsie Roll Industries Inc †	13,767	398,003
TreeHouse Foods Inc * †	17,106	508,048
United Natural Foods Inc * †	24,656	616,153
Universal Corp †	14,364	705,129
USANA Health Sciences Inc * †	4,327	177,364
Vector Group Ltd †	18,519	327,043
Village Super Market ‘A’	1,572	74,937
WD-40 Co †	9,227	331,526
Weis Markets Inc	6,368	229,312
Winn-Dixie Stores Inc *	30,057	417,792
Zhongpin Inc * †	11,200	119,056

		20,691,942

Energy - 6.03%

Abraxas Petroleum Corp * †	25,500	66,555
Allis-Chalmers Energy Inc * †	15,384	194,608
Alon USA Energy Inc †	6,051	81,567
American Oil & Gas Inc * †	23,000	60,030
Apco Argentina Inc † (Cayman)	2,480	70,209
Approach Resources Inc *	4,443	64,246
Arena Resources Inc *	20,625	801,281
Arlington Tankers Ltd † (Bermuda)	6,806	104,676
Atlas America Inc †	19,381	661,086
ATP Oil & Gas Corp * †	15,448	275,129
Aventine Renewable Energy Holdings Inc * †	16,537	52,257
Basic Energy Services Inc * †	23,061	491,199
Berry Petroleum Co ‘A’ †	23,966	928,203
Bill Barrett Corp * †	20,536	659,411
BMB Munai Inc * †	22,800	94,620
Bolt Technology Corp * †	5,300	76,691
BPZ Resources Inc * †	33,719	579,967
Brigham Exploration Co * †	26,701	293,444
Bristow Group Inc * †	12,880	435,859
Bronco Drilling Co Inc * †	13,647	139,472
Cal Dive International Inc * †	24,440	259,064
Callon Petroleum Co *	11,844	213,547
Cano Petroleum Inc *	22,000	50,820
CARBO Ceramics Inc †	11,605	598,934
Carrizo Oil & Gas Inc *	15,289	554,532
Cheniere Energy Inc * †	29,300	65,925
Clayton Williams Energy Inc * †	3,036	214,129
Clean Energy Fuels Corp * †	13,323	188,520
Complete Production Services Inc * †	26,823	539,947
Comstock Resources Inc * †	25,579	1,280,229
Concho Resources Inc *	30,027	829,045
Contango Oil & Gas Co *	7,327	395,511
Crosstex Energy Inc †	22,414	559,678
CVR Energy Inc *	12,678	108,017
Dawson Geophysical Co * †	4,310	201,234
Delek US Holdings Inc	6,034	55,935
Delta Petroleum Corp * †	35,396	480,678
DHT Maritime Inc	23,500	157,920
Double Eagle Petroleum Co *	5,300	75,684
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Dril-Quip Inc * †	17,269	$749,302
Endeavour International Corp *	68,600	90,552
Energy Partners Ltd *	18,594	161,210
Energy XXI Ltd † (Bermuda)	63,100	191,824
ENGlobal Corp * †	15,982	212,081
Evergreen Energy Inc * †	42,915	40,340
EXCO Resources Inc * †	83,023	1,354,935
FX Energy Inc *	20,972	156,032
Gasco Energy Inc * †	55,300	100,646
General Maritime Corp †	15,183	295,765
GeoGlobal Resources Inc * †	16,546	41,696
Geokinetics Inc *	3,107	59,033
GeoMet Inc *	9,276	50,461
Georesources Inc *	3,600	41,256
GMX Resources Inc * †	9,368	447,790
Golar LNG Ltd (Bermuda)	19,891	264,152
Goodrich Petroleum Corp * †	12,576	548,188
Gran Tierra Energy Inc *	55,100	204,421
GreenHunter Energy Inc * †	2,100	29,925
Grey Wolf Inc * †	100,733	783,703
Gulf Island Fabrication Inc †	7,100	244,737
GulfMark Offshore Inc * †	11,933	535,553
Gulfport Energy Corp *	15,451	155,283
Harvest Natural Resources Inc *	19,896	201,348
Hornbeck Offshore Services Inc * †	12,089	466,877
Houston American Energy Corp †	9,500	60,040
International Coal Group Inc * †	71,079	443,533
ION Geophysical Corp *	47,257	670,577
James River Coal Co * †	13,200	290,268
Knightsbridge Tankers Ltd (Bermuda)	9,372	248,077
Lufkin Industries Inc †	8,218	652,098
Matrix Service Co *	14,637	279,567
McMoRan Exploration Co *	32,598	770,617
Meridian Resource Corp *	45,838	84,342
Mitcham Industries Inc *	6,100	61,549
NATCO Group Inc ‘A’ *	11,458	460,382
National Coal Corp * †	15,400	80,542
Natural Gas Services Group Inc *	7,200	125,784
Newpark Resources Inc * †	50,619	369,519
Nordic American Tanker Shipping Ltd † (Bermuda)	19,576	627,607
Northern Oil & Gas Inc * †	11,800	95,934
Oilsands Quest Inc * †	91,781	274,425
OYO Geospace Corp * †	2,238	87,909
Pacific Ethanol Inc * †	18,549	25,783
Panhandle Oil & Gas Inc	4,000	114,520
Parallel Petroleum Corp * †	23,862	224,780
Parker Drilling Co * †	64,863	520,201
Penn Virginia Corp †	23,310	1,245,686
Petroleum Development Corp *	8,337	369,913
PetroQuest Energy Inc * †	24,602	377,641
PHI Inc *	7,682	283,696
Pioneer Drilling Co * †	28,058	373,171
PrimeEnergy Corp * †	400	29,600
Quest Resource Corp * †	13,300	35,378
RAM Energy Resources Inc * †	22,600	65,314
Rentech Inc *	86,089	114,498
Rex Energy Corp *	9,829	154,905
Rosetta Resources Inc *	28,744	527,740
RPC Inc †	16,524	232,327
Ship Finance International Ltd (Bermuda)	23,558	507,911
Stone Energy Corp *	17,634	746,447
Sulphco Inc * †	24,096	48,433
Superior Well Services Inc * †	9,641	244,014
Swift Energy Co *	16,236	628,171
T-3 Energy Services Inc * †	7,139	265,000
Teekay Tankers Ltd	7,525	127,398
Toreador Resources Corp * †	8,353	75,093
Trico Marine Services Inc * †	5,700	97,356
Tri-Valley Corp * †	13,900	88,126
TXCO Resources Inc * †	18,590	186,644
Union Drilling Inc *	7,772	82,305
Uranium Resources Inc * †	26,768	45,238
USEC Inc * †	64,317	347,955
Vaalco Energy Inc * †	33,322	227,923
Venoco Inc *	11,105	144,365
VeraSun Energy Corp * †	60,266	188,633
Warren Resources Inc * †	32,848	327,823
Western Refining Inc †	17,600	177,936
Westmoreland Coal Co *	5,900	93,220
Willbros Group Inc * (Panama)	22,099	585,624
World Fuel Services Corp	15,338	353,234

		36,353,741

Financials - 20.66%

1st Source Corp	7,376	173,336
Abington Bancorp Inc	15,282	154,654
Acadia Realty Trust REIT †	18,882	477,337
Advance America Cash Advance Centers Inc †	19,267	57,608
Advanta Corp ‘B’ †	20,516	168,847
Agree Realty Corp REIT †	4,476	128,014
Alexander’s Inc REIT * †	1,029	411,600
Ambac Financial Group Inc †	163,300	380,489
AmCOMP Inc *	8,500	98,600
AMCORE Financial Inc †	12,620	116,735
American Campus Communities Inc REIT †	23,016	779,782
American Capital Agency Corp REIT †	6,200	107,384
American Equity Investment Life Holding Co †	30,759	230,692
American Physicians Capital Inc	4,767	201,787
American Safety Insurance Holdings Ltd * (Bermuda)	6,800	102,748
Ameris Bancorp †	6,944	103,118
Amerisafe Inc *	10,542	191,864
Ames National Corp	3,300	85,635
Ampal American Israel Corp ‘A’ * †	10,479	32,380
AmTrust Financial Services Inc †	9,533	129,553
Anchor BanCorp Wisconsin Inc †	8,343	61,321
Anthracite Capital Inc REIT †	32,793	175,770
Anworth Mortgage Asset Corp REIT	46,477	275,144
Apollo Investment Corp †	79,597	1,357,129
Arbor Realty Trust Inc REIT †	6,938	69,380
Ares Capital Corp	56,226	586,437
Argo Group International Holdings Ltd * (Bermuda)	17,253	635,773
Arrow Financial Corp	5,900	173,519
Ashford Hospitality Trust Inc REIT †	69,638	282,034
Aspen Insurance Holdings Ltd (Bermuda)	46,512	1,279,080
Asset Acceptance Capital Corp * †	7,952	83,814
Associated Estates Realty Corp REIT	8,142	106,090
Assured Guaranty Ltd † (Bermuda)	31,840	517,718
Avatar Holdings Inc * †	3,235	106,755
Baldwin & Lyons Inc ‘B’	4,170	99,955
BancFirst Corp †	4,091	197,718
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	15,057	217,122
BancTrust Financial Group Inc †	11,500	150,880
Bank Mutual Corp †	27,164	308,311
Bank of the Ozarks Inc †	6,869	185,463
BankFinancial Corp	11,281	165,605
Banner Corp †	8,742	104,991
Beneficial Mutual Bancorp Inc * †	18,394	232,684
Berkshire Hills Bancorp Inc	5,485	175,520
BGC Partners Inc ‘A’	15,588	66,873
BioMed Realty Trust Inc REIT †	40,791	1,078,922
BlackRock Kelso Capital Corp †	5,317	61,305
Boston Private Financial Holdings Inc †	28,302	247,359
Broadpoint Securities Group Inc * †	11,000	31,900
Brookline Bancorp Inc	32,773	419,167
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Brooklyn Federal Bancorp Inc †	3,100	$45,849
Bryn Mawr Bank Corp	3,600	79,128
Calamos Asset Management Inc ‘A’	11,311	202,693
Camden National Corp	4,900	171,255
Capital City Bank Group Inc †	6,112	191,611
Capital Southwest Corp †	1,560	221,598
Capital Trust Inc ‘A’ REIT †	9,336	144,708
Capitol Bancorp Ltd †	7,306	142,394
CapLease Inc REIT †	22,317	176,974
Capstead Mortgage Corp REIT	31,000	339,450
Cardinal Financial Corp †	15,500	125,240
Cardtronics Inc * †	6,154	48,370
Care Investment Trust Inc REIT	6,900	79,212
Cascade Bancorp †	12,519	111,294
Cash America International Inc †	15,834	570,657
CastlePoint Holdings Ltd (Bermuda)	20,300	225,939
Cathay General Bancorp †	27,853	662,901
Cedar Shopping Centers Inc REIT †	22,667	299,658
CenterState Banks of Florida Inc †	4,700	83,989
Central Pacific Financial Corp †	16,152	271,515
Chemical Financial Corp †	13,429	418,179
Chimera Investment Corp REIT	18,699	116,121
Citizens & Northern Corp †	4,700	101,285
Citizens Inc * †	18,892	155,292
Citizens Republic Bancorp Inc †	48,138	148,265
City Bank †	7,703	120,167
City Holding Co †	9,100	384,475
Clifton Savings Bancorp Inc †	5,729	68,691
CNA Surety Corp *	8,483	141,666
CoBiz Financial Inc †	9,488	113,951
Cogdell Spencer Inc REIT	6,900	110,676
Cohen & Steers Inc †	9,570	271,118
Colonial Properties Trust REIT †	27,500	513,975
Columbia Banking System Inc †	10,178	180,456
Community Bank System Inc †	16,836	423,425
Community Trust Bancorp Inc †	8,206	282,286
Compass Diversified Holdings	14,658	204,333
CompuCredit Corp * †	9,326	36,558
Consolidated-Tomoka Land Co †	3,032	130,952
Corporate Office Properties Trust REIT	21,917	884,351
Corus Bankshares Inc †	21,267	86,131
Cousins Properties Inc REIT †	25,590	645,636
Crawford & Co ‘B’ * †	13,628	207,146
Credit Acceptance Corp * †	2,626	44,642
CVB Financial Corp †	36,221	503,472
Danvers Bancorp Inc	11,100	141,525
Darwin Professional Underwriters Inc *	3,938	122,511
DCT Industrial Trust Inc REIT †	95,893	718,239
Delphi Financial Group Inc ‘A’	21,878	613,459
Diamond Hill Investment Group Inc *	1,200	107,904
DiamondRock Hospitality Co REIT †	54,793	498,616
Dime Community Bancshares Inc	13,631	207,464
Dollar Financial Corp *	14,234	219,061
Donegal Group Inc ‘A’	6,615	119,930
Doral Financial Corp * †	2,600	28,392
Downey Financial Corp †	11,830	33,124
DuPont Fabros Technology Inc REIT	7,150	109,038
East West Bancorp Inc †	33,900	464,430
EastGroup Properties Inc REIT	13,882	673,832
Education Realty Trust Inc REIT	15,549	172,283
eHealth Inc * †	14,046	224,736
EMC Insurance Group Inc †	3,063	90,297
Employers Holdings Inc	27,452	477,116
Encore Bancshares Inc *	3,200	57,600
Encore Capital Group Inc * †	7,746	106,120
Enstar Group Ltd * † (Bermuda)	2,892	281,565
Enterprise Financial Services Corp †	5,285	119,230
Entertainment Properties Trust REIT †	17,106	936,040
Epoch Holding Corp	5,061	53,394
Equity Lifestyle Properties Inc REIT	11,428	606,027
Equity One Inc REIT †	18,168	372,262
ESSA Bancorp Inc	10,800	150,120
Evercore Partners Inc ‘A’ †	5,427	97,577
Extra Space Storage Inc REIT †	44,423	682,337
Ezcorp Inc ‘A’ *	22,400	421,120
F.N.B. Corp †	49,681	793,902
Farmers Capital Bank Corp †	4,200	113,484
FBL Financial Group Inc ‘A’	7,180	200,250
FBR Capital Markets Corp REIT *	15,639	101,341
FCStone Group Inc *	12,618	226,998
Federal Agricultural Mortgage Corp ‘C’ †	5,293	21,701
FelCor Lodging Trust Inc REIT †	36,803	263,509
Fifth Street Finance Corp	3,700	37,185
Financial Federal Corp †	14,364	329,223
Financial Institutions Inc	7,200	144,072
First Acceptance Corp * †	8,767	29,808
First BanCorp – Puerto Rico	40,952	452,929
First BanCorp – Troy, NC	6,574	112,415
First Bancorp Inc	4,500	88,200
First Busey Corp †	13,315	244,064
First Cash Financial Services Inc *	11,665	174,975
First Commonwealth Financial Corp †	40,163	540,996
First Community Bancshares Inc †	5,151	193,266
First Financial Bancorp	22,731	331,873
First Financial Bankshares Inc †	11,547	599,058
First Financial Corp	6,773	318,196
First Financial Holdings Inc †	6,521	170,720
First Financial Northwest Inc	14,300	147,576
First Industrial Realty Trust Inc REIT †	24,984	716,541
First Merchants Corp	10,096	230,189
First Mercury Financial Corp *	7,384	105,222
First Midwest Bancorp Inc †	27,004	654,577
First Niagara Financial Group Inc	62,738	988,124
First Place Financial Corp †	8,421	108,210
First Potomac Realty Trust REIT	13,820	237,566
First South Bancorp Inc †	4,364	75,366
FirstFed Financial Corp * †	7,695	60,329
FirstMerit Corp †	46,476	975,996
Flagstar Bancorp Inc †	24,722	73,672
Flagstone Reinsurance Holdings Ltd (Bermuda)	16,444	168,880
Flushing Financial Corp	11,731	205,292
Forestar Real Estate Group Inc *	19,800	292,050
Fox Chase Bancorp Inc * †	2,900	33,930
FPIC Insurance Group Inc *	4,979	255,871
Franklin Street Properties Corp REIT †	30,629	398,177
Friedman Billings Ramsey Group Inc ‘A’ REIT *	72,496	144,992
Frontier Financial Corp †	27,794	373,273
FX Real Estate and Entertainment Inc *	4,180	4,347
GAMCO Investors Inc ‘A’	4,532	268,748
Getty Realty Corp REIT †	8,892	197,136
GFI Group Inc †	38,384	180,789
Glacier Bancorp Inc †	30,028	743,794
Gladstone Capital Corp †	11,487	175,062
Gladstone Investment Corp †	14,200	97,696
Glimcher Realty Trust REIT †	21,236	221,704
Gramercy Capital Corp REIT †	23,452	60,741
Green Bankshares Inc †	6,462	151,922
Greenhill & Co Inc †	9,672	713,310
Greenlight Capital Re Ltd ‘A’ * (Cayman)	16,900	388,531
Grubb & Ellis Co †	19,568	52,834
Guaranty Bancorp *	26,143	159,472
Guaranty Financial Group Inc * †	22,800	90,060
Hallmark Financial Services Inc *	2,354	21,398
Hancock Holding Co †	14,424	735,624
Hanmi Financial Corp †	21,474	108,444
Harleysville Group Inc	7,578	286,448
Harleysville National Corp †	17,656	299,799
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Harris & Harris Group Inc * †	14,700	$93,786
Hatteras Financial Corp REIT †	6,900	160,080
Healthcare Realty Trust Inc REIT †	31,698	923,997
Heartland Financial USA Inc †	6,516	163,291
Hercules Technology Growth Capital Inc †	16,707	162,058
Heritage Commerce Corp	6,861	104,424
Hersha Hospitality Trust REIT	23,215	172,720
Highwoods Properties Inc REIT †	34,577	1,229,558
Hilb Rogal & Hobbs Co †	17,363	811,547
Hilltop Holdings Inc REIT *	25,332	261,422
Home BancShares Inc	6,774	175,243
Home Federal Bancorp Inc	3,100	39,525
Home Properties Inc REIT †	17,153	994,016
Horace Mann Educators Corp	22,844	294,002
IBERIABANK Corp	7,653	404,461
Independence Holding Co	3,241	37,434
Independent Bank Corp MA †	9,183	286,234
Infinity Property & Casualty Corp	9,091	374,549
Inland Real Estate Corp REIT †	29,999	470,684
Integra Bank Corp †	11,654	92,999
Interactive Brokers Group Inc ‘A’ * †	22,618	501,441
International Assets Holding Corp *	2,200	53,042
International Bancshares Corp	28,379	766,233
Investors Bancorp Inc * †	24,788	373,059
Investors Real Estate Trust REIT †	32,377	362,299
IPC Holdings Ltd † (Bermuda)	28,886	872,646
JER Investors Trust Inc REIT †	12,777	61,585
Kansas City Life Insurance Co	2,385	109,710
KBW Inc * †	14,766	486,392
Kearny Financial Corp	9,982	122,180
Kite Realty Group Trust REIT †	11,197	123,167
Knight Capital Group Inc ‘A’ * †	52,709	783,256
Kohlberg Capital Corp	9,547	82,009
LaBranche & Co Inc *	27,777	124,996
Ladenburg Thalmann Financial Services Inc * †	50,241	90,434
Lakeland Bancorp Inc	10,287	120,255
Lakeland Financial Corp †	6,252	137,294
LandAmerica Financial Group Inc †	7,785	188,786
LaSalle Hotel Properties REIT †	22,572	526,379
Lexington Realty Trust REIT †	27,757	477,976
Life Partners Holdings Inc †	3,800	136,686
LTC Properties Inc REIT †	12,936	379,284
Maguire Properties Inc REIT †	21,915	130,613
Maiden Holdings Ltd (Bermuda)	26,700	116,145
MainSource Financial Group Inc †	9,606	188,278
MarketAxess Holdings Inc *	15,925	128,515
Maui Land & Pineapple Co Inc * †	2,274	62,512
Max Capital Group Ltd (Bermuda)	32,478	754,464
MB Financial Inc †	20,265	670,164
MCG Capital Corp †	39,132	102,526
Meadowbrook Insurance Group Inc	31,576	222,927
Medallion Financial Corp	9,600	100,512
Medical Properties Trust Inc REIT †	38,895	441,458
Meridian Interstate Bancorp Inc *	5,300	54,113
Meruelo Maddux Properties Inc *	23,462	28,624
MFA Mortgage Investments Inc REIT †	109,994	714,961
Mid-America Apartment Communities Inc REIT †	15,055	739,803
Midwest Banc Holdings Inc †	11,322	45,288
Mission West Properties Inc REIT †	10,075	98,130
Monmouth Real Estate Investment Corp ‘A’ REIT †	13,600	105,944
Montpelier Re Holdings Ltd † (Bermuda)	50,140	827,811
MVC Capital Inc †	12,446	189,802
Nara Bancorp Inc †	12,574	140,829
NASB Financial Inc †	1,935	62,868
National Financial Partners Corp †	22,720	340,800
National Health Investors Inc REIT †	11,944	408,246
National Interstate Corp †	3,120	74,974
National Penn Bancshares Inc †	45,941	670,739
National Retail Properties Inc REIT †	39,592	948,228
National Western Life Insurance Co ‘A’ †	1,157	280,075
Navigators Group Inc *	7,432	431,056
NBT Bancorp Inc †	16,936	506,725
Nelnet Inc ‘A’ †	8,981	127,530
NewAlliance Bancshares Inc †	61,198	919,806
Newcastle Investment Corp REIT †	31,303	198,774
NewStar Financial Inc *	11,114	89,912
NGP Capital Resources Co †	10,875	158,449
Northfield Bancorp Inc * †	10,342	125,242
NorthStar Realty Finance Corp REIT †	33,368	258,602
Northwest Bancorp Inc	9,405	259,014
NYMAGIC Inc †	3,489	88,097
OceanFirst Financial Corp	5,900	106,908
Ocwen Financial Corp * †	18,219	146,663
Odyssey Re Holdings Corp †	13,645	597,651
Old National Bancorp †	38,273	766,225
Old Second Bancorp Inc †	7,748	143,493
Omega Healthcare Investors Inc REIT	44,090	866,809
One Liberty Properties Inc REIT	5,500	97,185
optionsXpress Holdings Inc	23,807	462,332
Oriental Financial Group Inc †	14,428	257,684
Oritani Financial Corp *	6,240	105,144
Pacific Capital Bancorp †	25,921	527,492
Pacific Continental Corp	5,500	80,520
PacWest Bancorp †	13,791	394,285
Park National Corp †	6,211	484,458
Parkway Properties Inc REIT †	8,650	327,489
Patriot Capital Funding Inc	10,893	69,390
Peapack-Gladstone Financial Corp †	4,400	147,400
PennantPark Investment Corp	10,256	75,997
Pennsylvania Commerce Bancorp Inc *	3,500	104,335
Pennsylvania REIT †	20,485	386,142
Penson Worldwide Inc * †	10,295	142,792
Peoples Bancorp Inc	5,396	117,471
PHH Corp * †	31,248	415,286
PICO Holdings Inc * †	8,919	320,281
Pinnacle Financial Partners Inc * †	12,721	391,807
Piper Jaffray Cos * †	9,875	427,094
Platinum Underwriters Holdings Ltd (Bermuda)	26,497	940,114
PMA Capital Corp ‘A’ *	17,939	158,222
Portfolio Recovery Associates Inc * †	8,550	415,786
Post Properties Inc REIT †	24,586	687,670
Potlatch Corp REIT	22,017	1,021,369
PremierWest Bancorp †	12,800	103,296
Presidential Life Corp	11,180	176,532
Primus Guaranty Ltd * † (Bermuda)	15,297	40,078
PrivateBancorp Inc †	11,279	469,883
ProAssurance Corp * †	18,101	1,013,656
Prospect Capital Corp †	12,958	165,992
Prosperity Bancshares Inc †	22,722	772,321
Provident Bankshares Corp †	18,639	180,985
Provident Financial Services Inc	32,305	533,356
Provident New York Bancorp	22,583	298,547
PS Business Parks Inc REIT	8,162	470,131
Pzena Investment Management Inc ‘A’	3,421	32,431
Quanta Capital Holdings Ltd (Bermuda)	37,200	102,672
Radian Group Inc †	40,600	200,970
RAIT Financial Trust REIT †	34,875	191,464
Ramco-Gershenson Properties Trust REIT	9,532	213,707
Realty Income Corp REIT †	57,023	1,459,789
Redwood Trust Inc REIT †	18,848	409,567
Renasant Corp	10,865	235,879
Republic Bancorp Inc ‘A’	4,862	147,416
Resource America Inc ‘A’ †	6,775	64,362
Resource Capital Corp REIT †	11,297	68,460
Riskmetrics Group Inc * †	11,008	215,427
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
RLI Corp †	10,490	$651,324
Rockville Financial Inc †	4,559	71,804
Roma Financial Corp	4,905	72,349
S&T Bancorp Inc	13,723	505,418
S.Y. Bancorp Inc †	8,379	256,565
Safety Insurance Group Inc †	9,123	346,035
Sanders Morris Harris Group Inc †	9,535	82,478
Sandy Spring Bancorp Inc †	9,272	204,911
Santander BanCorp	2,249	24,289
Saul Centers Inc REIT	5,498	277,869
SCBT Financial Corp †	5,212	195,971
SeaBright Insurance Holdings Inc *	11,269	146,497
Seacoast Banking Corp of Florida †	8,610	92,385
Selective Insurance Group Inc	30,041	688,540
Senior Housing Properties Trust REIT	63,482	1,512,776
Shore Bancshares Inc	5,400	138,780
Sierra Bancorp †	3,889	81,125
Signature Bank * †	17,321	604,156
Simmons First National Corp ‘A’ †	7,247	257,993
Smithtown Bancorp Inc †	6,400	144,000
Southside Bancshares Inc †	6,172	155,534
Southwest Bancorp Inc	7,430	131,288
Sovran Self Storage Inc REIT	12,109	541,151
State Auto Financial Corp	7,403	215,205
State Bancorp Inc	7,600	113,240
StellarOne Corp	12,300	254,241
Sterling Bancorp	10,475	151,468
Sterling Bancshares Inc	41,171	430,237
Sterling Financial Corp †	27,498	398,721
Stewart Information Services Corp	9,623	286,284
Stifel Financial Corp * †	13,605	678,890
Strategic Hotels & Resorts Inc REIT †	39,341	297,025
Stratus Properties Inc * †	2,739	75,377
Suffolk Bancorp †	5,353	210,962
Sun Bancorp Inc *	8,169	110,690
Sun Communities Inc REIT †	9,212	182,490
Sunstone Hotel Investors Inc REIT †	30,526	412,101
Susquehanna Bancshares Inc †	49,561	967,431
SVB Financial Group * †	16,648	964,252
SWS Group Inc †	14,250	287,280
Tanger Factory Outlet Centers Inc REIT †	17,148	750,911
Tejon Ranch Co * †	5,771	214,393
Texas Capital Bancshares Inc * †	14,017	290,993
The Colonial BancGroup Inc †	115,579	908,451
The First Marblehead Corp †	42,000	104,580
The Phoenix Cos Inc †	66,230	611,965
The PMI Group Inc †	39,800	117,410
The South Financial Group Inc †	40,938	300,076
Thomas Properties Group Inc	12,181	123,028
Thomas Weisel Partners Group Inc * †	10,964	92,427
Tompkins Financial Corp †	3,372	170,286
Tower Group Inc	11,328	266,888
TowneBank †	11,300	248,600
TradeStation Group Inc *	19,062	178,230
Trico Bancshares †	7,193	154,865
Trustco Bank Corp NY †	41,533	486,351
Trustmark Corp	28,805	597,416
U.S. Global Investors Inc ‘A’	6,360	63,918
UCBH Holdings Inc †	58,648	375,934
UMB Financial Corp †	17,384	913,008
Umpqua Holdings Corp †	33,822	497,522
Union Bankshares Corp †	6,848	164,352
United America Indemnity Ltd ‘A’ * (Cayman)	11,396	162,165
United Bankshares Inc	21,260	744,100
United Community Banks Inc †	21,484	284,877
United Community Financial Corp †	13,758	68,790
United Financial Bancorp Inc	11,400	169,290
United Fire & Casualty Co	12,635	361,235
United Security Bancshares †	4,195	68,630
Universal Health Realty Income Trust REIT	6,151	239,274
Univest Corp of Pennsylvania †	6,657	246,309
Urstadt Biddle Properties Inc ‘A’ REIT	10,845	203,344
U-Store-It Trust REIT †	29,165	357,855
Validus Holdings Ltd (Bermuda)	35,909	834,884
ViewPoint Financial Group	5,953	104,178
W Holding Co Inc †	59,136	27,794
Washington REIT †	28,207	1,033,222
Washington Trust Bancorp Inc †	6,458	171,783
Waterstone Financial Inc * †	3,924	38,337
WesBanco Inc †	15,837	421,581
West Bancorp Inc	11,400	148,542
West Coast Bancorp †	8,851	129,756
Westamerica Bancorp †	16,316	938,659
Western Alliance Bancorp * †	9,402	145,355
Westfield Financial Inc	19,606	201,942
Westwood Holdings Group Inc	2,900	137,460
Wilshire Bancorp Inc †	9,140	111,234
Winthrop Realty Trust REIT †	25,945	101,186
Wintrust Financial Corp †	13,286	389,944
World Acceptance Corp * †	9,486	341,496
WSFS Financial Corp	3,525	211,500
Yadkin Valley Financial Corp †	7,600	128,896
Zenith National Insurance Corp †	20,803	762,222

		124,503,478

Health Care - 13.92%

Abaxis Inc * †	12,520	246,644
ABIOMED Inc * †	17,725	314,619
ACADIA Pharmaceuticals Inc * †	15,889	42,583
Accelrys Inc *	17,100	93,879
Accuray Inc * †	21,542	173,844
Acorda Therapeutics Inc *	20,098	479,337
Acura Pharmaceuticals Inc * †	3,900	27,417
Adolor Corp * †	27,800	95,910
Affymax Inc *	6,486	128,747
Affymetrix Inc *	39,994	309,554
Air Methods Corp * †	5,653	160,036
Akorn Inc * †	28,242	144,881
Albany Molecular Research Inc *	13,223	239,204
Alexion Pharmaceuticals Inc * †	43,162	1,696,267
Alexza Pharmaceuticals Inc * †	10,411	51,430
Align Technology Inc * † ‡	34,860	377,534
Alkermes Inc *	53,783	715,314
Alliance Imaging Inc *	13,088	134,414
Allos Therapeutics Inc *	28,829	213,623
Allscripts Healthcare Solutions Inc * †	32,896	409,226
Almost Family Inc *	3,100	122,605
Alnylam Pharmaceuticals Inc * †	20,055	580,592
Alpharma Inc ‘A’ * †	23,840	879,458
Alphatec Holdings Inc * †	12,600	57,960
AMAG Pharmaceuticals Inc * †	9,590	371,421
Amedisys Inc * †	14,414	701,545
American Medical Systems Holdings Inc * †	40,964	727,521
AMERIGROUP Corp *	30,766	776,534
Amicus Therapeutics Inc * †	2,666	40,310
AMN Healthcare Services Inc *	19,095	335,499
AmSurg Corp *	18,372	467,935
Analogic Corp	7,691	382,704
AngioDynamics Inc *	14,366	226,983
Apria Healthcare Group Inc * †	24,689	450,327
Ardea Biosciences Inc *	5,600	77,448
Arena Pharmaceuticals Inc * †	41,623	208,115
ARIAD Pharmaceuticals Inc *	39,130	96,651
ArQule Inc * †	22,073	71,075
Array BioPharma Inc *	26,211	201,300
ArthroCare Corp * †	15,010	416,077
Assisted Living Concepts Inc ‘A’ *	28,814	183,545
athenahealth Inc *	11,355	377,781
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Atrion Corp	800	$82,424
Auxilium Pharmaceuticals Inc * †	22,938	743,191
Avant Immunotherapeutics Inc * †	9,100	105,833
Biodel Inc * †	5,621	18,830
BioForm Medical Inc * †	12,997	50,948
BioMimetic Therapeutics Inc * †	6,201	68,583
Bio-Rad Laboratories Inc ‘A’ *	10,583	1,048,987
Bio-Reference Laboratories Inc * †	6,192	178,949
BMP Sunstone Corp * †	13,066	90,678
Bruker Corp *	29,029	386,957
Cadence Pharmaceuticals Inc * †	10,920	96,970
Caliper Life Sciences Inc *	30,500	85,400
Cambrex Corp *	16,307	100,288
Cantel Medical Corp *	6,208	59,721
Capital Senior Living Corp * †	11,917	90,569
Caraco Pharmaceutical Laboratories Ltd *	5,446	68,129
Cardiac Science Corp *	10,100	104,636
CardioNet Inc *	2,300	57,408
Celera Corp *	44,447	686,706
Cell Genesys Inc * †	47,342	27,932
Centene Corp *	24,473	501,941
Cepheid Inc * †	32,061	443,404
Chemed Corp †	13,368	548,890
Chindex International Inc * †	6,900	74,934
Clinical Data Inc *	5,400	86,832
Columbia Laboratories Inc * †	29,200	76,504
Computer Programs & Systems Inc	4,257	123,240
Conceptus Inc * †	17,584	291,543
CONMED Corp *	16,111	515,552
Corvel Corp *	4,406	126,056
Cougar Biotechnology Inc * †	8,100	270,459
Cross Country Healthcare Inc * †	17,648	287,486
CryoLife Inc *	16,531	216,887
Cubist Pharmaceuticals Inc *	32,488	722,208
CV Therapeutics Inc * †	34,156	368,885
Cyberonics Inc * †	13,372	227,324
Cynosure Inc ‘A’ *	4,520	81,089
Cypress Bioscience Inc *	21,178	155,658
Cytokinetics Inc * †	17,652	83,670
Cytori Therapeutics Inc * †	12,700	67,056
Datascope Corp	7,693	397,190
Dendreon Corp * †	52,514	299,855
Depomed Inc * †	29,900	109,135
DexCom Inc * †	13,900	86,041
Dionex Corp * ‡	10,359	658,314
Discovery Laboratories Inc * †	54,449	101,820
DURECT Corp *	42,190	236,264
Dyax Corp *	29,400	129,360
Eclipsys Corp * †	30,233	633,381
Emergency Medical Services Corp ‘A’ *	5,265	157,318
Emergent BioSolutions Inc *	8,594	112,495
Emeritus Corp * ‡	10,765	268,048
Enzo Biochem Inc *	16,625	182,543
Enzon Pharmaceuticals Inc * †	25,204	186,006
eResearchTechnology Inc * †	24,891	296,452
ev3 Inc *	38,958	391,138
Exactech Inc *	4,500	100,080
Exelixis Inc * †	59,191	359,881
Five Star Quality Care Inc * †	19,700	73,875
Genomic Health Inc * †	7,005	158,663
Genoptix Inc *	5,039	164,624
Gentiva Health Services Inc *	15,064	405,824
Geron Corp * †	43,823	173,101
Greatbatch Inc * †	12,854	315,437
GTx Inc * †	9,343	177,704
Haemonetics Corp * †	13,816	852,724
Halozyme Therapeutics Inc * †	34,231	251,256
Hanger Orthopedic Group Inc *	13,600	237,320
Hansen Medical Inc * †	10,160	136,550
HealthExtras Inc *	18,360	479,563
HealthSouth Corp * †	48,089	886,280
Healthspring Inc *	27,431	580,440
Healthways Inc *	20,083	323,939
HMS Holdings Corp *	14,574	349,193
Human Genome Sciences Inc *	78,078	495,795
ICU Medical Inc *	6,926	210,620
Idenix Pharmaceuticals Inc *	14,065	101,690
Idera Pharmaceuticals Inc * †	11,100	156,177
I-Flow Corp *	10,523	97,969
Immucor Inc * †	39,134	1,250,723
ImmunoGen Inc * †	27,500	135,025
Immunomedics Inc * †	30,484	54,262
Incyte Corp * †	40,687	311,256
Indevus Pharmaceuticals Inc * †	37,571	125,863
Inspire Pharmaceuticals Inc *	26,000	92,820
Insulet Corp * †	10,921	152,020
Integra LifeSciences Holdings Corp * †	10,035	441,841
InterMune Inc * †	18,544	317,288
Invacare Corp †	18,763	452,939
inVentiv Health Inc * †	19,066	336,706
IPC The Hospitalist Co Inc *	3,032	77,922
IRIS International Inc *	11,000	196,900
Isis Pharmaceuticals Inc * †	50,777	857,624
Javelin Pharmaceuticals Inc *	22,108	57,481
Jazz Pharmaceuticals Inc * †	3,674	18,150
Kendle International Inc * †	7,312	326,920
Kensey Nash Corp * †	3,618	113,822
Kindred Healthcare Inc * †	15,632	430,974
KV Pharmaceutical Co ‘A’ * †	18,541	421,066
Landauer Inc	5,015	364,841
Lexicon Pharmaceuticals Inc * †	41,900	74,582
LHC Group Inc *	8,041	229,008
Life Sciences Research Inc *	4,300	150,500
Ligand Pharmaceuticals Inc ‘B’ *	43,668	128,821
Luminex Corp * †	22,179	554,697
Magellan Health Services Inc *	22,760	934,526
MannKind Corp * †	28,973	111,836
MAP Pharmaceuticals Inc *	3,051	30,876
Marshall Edwards Inc * †	7,800	16,770
Martek Biosciences Corp * †	18,844	592,078
Masimo Corp * †	25,730	957,156
Maxygen Inc *	12,512	52,926
Medarex Inc *	71,009	459,428
MedAssets Inc *	8,976	154,387
MedCath Corp *	9,571	171,512
Medical Action Industries Inc *	7,138	93,722
Medicis Pharmaceutical Corp ‘A’ †	32,346	482,279
Medivation Inc * †	14,946	395,471
Mentor Corp †	18,841	449,546
Meridian Bioscience Inc †	22,375	649,770
Merit Medical Systems Inc * †	14,246	267,397
Metabolix Inc * †	11,609	126,306
Micrus Endovascular Corp *	8,497	118,533
MiddleBrook Pharmaceuticals Inc * †	23,000	34,500
Molecular Insight Pharmaceuticals Inc * †	9,600	73,728
Molina Healthcare Inc * †	8,207	254,417
Momenta Pharmaceuticals Inc *	12,560	164,662
MWI Veterinary Supply Inc * †	6,169	242,380
Myriad Genetics Inc *	24,583	1,594,945
Nabi Biopharmaceuticals *	29,613	137,997
Nanosphere Inc *	6,442	54,950
National Healthcare Corp †	4,682	220,616
National Research Corp	700	21,462
Natus Medical Inc * †	16,083	364,441
Nektar Therapeutics *	52,031	186,791
Neogen Corp *	7,900	222,622
Neurocrine Biosciences Inc * †	21,588	101,248
Nighthawk Radiology Holdings Inc *	12,013	86,734
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Novavax Inc *	33,500	$97,150
Noven Pharmaceuticals Inc * †	13,941	162,831
NPS Pharmaceuticals Inc *	28,900	206,346
NuVasive Inc * †	19,407	957,347
NxStage Medical Inc * †	10,662	44,994
Obagi Medical Products Inc *	11,041	110,189
Odyssey HealthCare Inc * †	18,727	190,079
Omnicell Inc *	18,551	243,946
Omrix Biopharmaceuticals Inc *	8,027	144,004
Onyx Pharmaceuticals Inc * †	31,262	1,131,059
Opko Health Inc * †	22,800	39,900
Optimer Pharmaceuticals Inc * †	14,900	118,455
OraSure Technologies Inc * †	26,388	129,829
Orexigen Therapeutics Inc *	12,524	135,134
Orthofix International NV * (Netherlands)	9,585	178,569
Orthovita Inc *	42,400	110,240
OSI Pharmaceuticals Inc * †	31,578	1,556,480
Osiris Therapeutics Inc * †	7,549	145,620
Owens & Minor Inc †	22,278	1,080,483
Pain Therapeutics Inc * †	19,861	194,042
Palomar Medical Technologies Inc *	10,304	138,692
Par Pharmaceutical Cos Inc * †	19,451	239,053
PAREXEL International Corp * †	31,850	912,821
PDL BioPharma Inc	68,100	634,011
PharmaNet Development Group Inc *	10,873	78,503
Pharmasset Inc *	9,300	185,535
PharMerica Corp *	17,573	395,217
Phase Forward Inc * †	23,695	495,462
POZEN Inc * †	13,968	146,804
Progenics Pharmaceuticals Inc * †	15,002	199,677
Protalix BioTherapeutics Inc * †	2,365	5,274
PSS World Medical Inc * †	34,848	679,536
Psychiatric Solutions Inc * †	31,050	1,178,348
Questcor Pharmaceuticals Inc * †	29,000	213,150
Quidel Corp *	15,424	253,108
RadNet Inc * †	13,400	53,734
Regeneron Pharmaceuticals Inc * †	33,751	736,784
RehabCare Group Inc *	10,162	183,932
Repligen Corp *	19,600	92,316
Res-Care Inc *	13,996	253,887
Rexahn Pharmaceuticals Inc * †	14,600	18,834
Rigel Pharmaceuticals Inc * †	20,587	480,706
RTI Biologics Inc * †	30,732	287,344
Salix Pharmaceuticals Ltd * †	26,894	172,391
Sangamo Biosciences Inc * †	21,700	167,090
Savient Pharmaceuticals Inc * †	30,540	455,351
Sciele Pharma Inc * †	18,788	578,483
Seattle Genetics Inc *	33,389	357,262
Sequenom Inc *	30,900	822,558
Sirona Dental Systems Inc * †	9,491	220,950
Skilled Healthcare Group Inc ‘A’ *	9,889	157,136
Somanetics Corp *	7,500	164,025
SonoSite Inc * †	9,414	295,600
Spectranetics Corp *	17,476	80,914
Stereotaxis Inc * †	13,417	81,173
STERIS Corp	33,230	1,248,783
Sucampo Pharmaceuticals Inc ‘A’ *	6,200	52,886
Sun Healthcare Group Inc * †	24,228	355,182
Sunrise Senior Living Inc * †	25,235	347,991
SurModics Inc * †	8,685	273,491
Symmetry Medical Inc * †	20,005	371,293
Synovis Life Technologies Inc *	7,600	143,032
Synta Pharmaceuticals Corp * †	10,968	83,576
Targacept Inc *	9,300	54,033
Tercica Inc *	10,407	93,039
The Ensign Group Inc	5,600	95,704
The Medicines Co *	29,834	692,745
The Providence Service Corp * †	6,738	66,032
Theravance Inc * †	29,900	372,554
Thoratec Corp * †	30,692	805,665
TomoTherapy Inc * †	22,826	104,543
TranS1 Inc * †	7,639	75,550
Triple-S Management Corp ‘B’ * †	7,973	129,880
U.S. Physical Therapy Inc *	7,500	130,200
United Therapeutics Corp *	12,308	1,294,432
Universal American Corp * †	22,825	278,237
Valeant Pharmaceuticals International * †	39,701	812,679
Varian Inc * †	16,629	713,384
ViroPharma Inc * †	39,403	516,967
Virtual Radiologic Corp * †	2,480	20,237
Vision-Sciences Inc * †	8,100	32,319
Vital Images Inc *	9,555	143,325
Vital Signs Inc	4,557	336,762
Vivus Inc *	36,238	287,730
VNUS Medical Technologies Inc *	7,900	165,347
Volcano Corp *	26,098	451,234
West Pharmaceutical Services Inc †	18,025	879,981
Wright Medical Group Inc * †	20,676	629,377
XenoPort Inc *	13,954	676,629
XOMA Ltd * † (Bermuda)	74,455	156,356
ZOLL Medical Corp * †	12,060	394,603
ZymoGenetics Inc * †	21,050	140,193

		83,883,063

Industrials - 15.42%

3D Systems Corp * †	9,029	128,663
A.O. Smith Corp †	11,254	441,044
AAON Inc	7,099	129,131
AAR Corp * †	22,431	372,130
ABM Industries Inc † ‡	25,222	550,848
ACCO Brands Corp * †	28,282	213,246
Accuride Corp * †	21,883	32,824
Aceto Corp	15,400	147,686
Actuant Corp ‘A’ †	31,420	793,041
Acuity Brands Inc †	22,744	949,789
Administaff Inc †	12,086	328,981
Advanced Battery Technologies Inc * †	25,300	81,719
Aerovironment Inc *	6,411	204,831
Aircastle Ltd † (Bermuda)	27,500	272,525
AirTran Holdings Inc * †	58,936	143,214
Akeena Solar Inc * †	13,500	51,165
Alamo Group Inc	4,000	68,200
Alaska Air Group Inc * †	20,519	418,382
Albany International Corp ‘A’	16,545	452,175
Allegiant Travel Co *	8,208	289,907
Altra Holdings Inc *	15,585	230,035
AMERCO Inc * †	5,134	215,269
American Commercial Lines Inc *	20,823	221,557
American Ecology Corp †	8,320	230,214
American Railcar Industries Inc †	5,023	80,569
American Reprographics Co * †	20,162	347,794
American Science & Engineering Inc	5,108	305,101
American Superconductor Corp * †	23,528	554,555
American Woodmark Corp †	5,981	134,273
Ameron International Corp †	5,173	370,645
Ampco-Pittsburgh Corp	4,910	127,169
Amrep Corp * †	804	34,098
Apogee Enterprises Inc †	16,269	244,523
Applied Industrial Technologies Inc †	23,794	640,772
Applied Signal Technology Inc	7,900	137,302
Argon ST Inc *	7,276	170,913
Arkansas Best Corp †	11,968	403,202
Ascent Solar Technologies Inc * †	5,100	31,008
Astec Industries Inc * †	9,650	297,510
Atlas Air Worldwide Holdings Inc * †	7,145	288,015
Axsys Technologies Inc *	5,200	306,488
AZZ Inc *	6,378	263,858
Badger Meter Inc †	8,099	380,248
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Baldor Electric Co †	25,777	$742,635
Barnes Group Inc †	26,637	538,600
Beacon Power Corp * †	55,500	80,475
Beacon Roofing Supply Inc * †	24,908	389,063
Belden Inc † ‡	24,607	782,257
Blount International Inc *	21,523	239,551
Bowne & Co Inc †	15,151	174,994
Brady Corp ‘A’ †	28,054	989,745
Briggs & Stratton Corp †	26,870	434,757
Builders FirstSource Inc * †	7,841	46,968
CAI International Inc *	3,800	42,028
Capstone Turbine Corp * †	84,300	108,747
Cascade Corp †	5,351	234,427
Casella Waste Systems Inc ‘A’ *	12,662	148,652
CBIZ Inc * †	24,944	210,777
CDI Corp †	7,522	167,966
Celadon Group Inc * †	12,308	141,173
Cenveo Inc *	27,539	211,775
Ceradyne Inc *	14,850	544,401
Chart Industries Inc *	15,783	450,762
China Architectural Engineering Inc * †	11,700	82,953
China BAK Battery Inc * †	19,200	69,120
China Direct Inc *	5,100	21,522
China Fire & Security Group Inc * †	7,100	74,621
CIRCOR International Inc †	9,095	394,996
CLARCOR Inc †	28,405	1,077,970
Clean Harbors Inc * † ‡	11,105	750,143
Coleman Cable Inc * †	4,305	43,179
Colfax Corp *	12,600	210,546
Columbus McKinnon Corp * †	10,460	246,542
Comfort Systems USA Inc	22,608	302,043
Commercial Vehicle Group Inc * †	10,975	78,032
COMSYS IT Partners Inc *	8,194	79,646
Consolidated Graphics Inc *	5,866	177,916
Cornell Cos Inc * †	5,552	150,903
CoStar Group Inc * †	11,246	510,456
Courier Corp	5,342	108,763
CRA International Inc * †	6,237	171,393
Cubic Corp	7,977	196,154
Curtiss-Wright Corp †	25,021	1,137,204
Deluxe Corp †	29,723	427,714
Dollar Thrifty Automotive Group Inc * †	7,712	14,884
Ducommun Inc	6,400	152,832
Duff & Phelps Corp ‘A’ *	5,038	105,949
DXP Enterprises Inc *	2,200	117,282
Dycom Industries Inc *	22,542	293,497
Dynamex Inc *	5,140	146,284
Dynamic Materials Corp	7,105	164,907
DynCorp International Inc ‘A’ * †	12,807	214,645
Eagle Bulk Shipping Inc †	26,770	373,174
EMCOR Group Inc * ‡	38,016	1,000,581
Encore Wire Corp †	10,679	193,397
Ener1 Inc * †	19,300	150,733
Energy Conversion Devices Inc * †	24,814	1,445,416
Energy Recovery Inc *	6,300	60,417
EnergySolutions Inc	18,397	183,970
EnerNOC Inc * †	6,002	62,061
EnerSys * †	15,875	312,896
Ennis Inc	13,424	207,535
EnPro Industries Inc * †	11,506	427,563
ESCO Technologies Inc * †	14,609	703,716
Esterline Technologies Corp * †	16,403	649,395
Evergreen Solar Inc * †	78,120	431,222
Exponent Inc * †	8,311	275,011
Federal Signal Corp	26,990	369,763
First Advantage Corp ‘A’ *	6,511	91,480
Flanders Corp * †	8,100	51,030
Flow International Corp *	19,116	97,109
Force Protection Inc *	38,416	102,955
Forward Air Corp †	16,375	445,891
Franklin Electric Co Inc †	12,699	565,740
FreightCar America Inc	6,786	198,626
Fuel Tech Inc * †	9,982	180,574
FuelCell Energy Inc * †	39,985	241,110
Furmanite Corp *	19,700	203,698
Fushi Copperweld Inc *	8,500	82,365
G&K Services Inc ‘A’	11,132	367,913
Gehl Co * †	5,473	161,070
Genco Shipping & Trading Ltd †	13,208	439,034
GenCorp Inc * †	32,079	216,212
Genesee & Wyoming Inc ‘A’ * †	16,628	623,883
GeoEye Inc *	9,980	220,857
Gibraltar Industries Inc †	15,729	294,290
GrafTech International Ltd * †	65,791	994,102
Graham Corp †	2,600	140,660
Granite Construction Inc	18,284	654,933
Great Lakes Dredge & Dock Corp	23,728	149,724
Griffon Corp * †	25,004	225,536
GT Solar International Inc *	14,700	159,495
H&E Equipment Services Inc * †	9,126	88,157
Harbin Electic Inc *	3,100	36,735
Hawaiian Holdings Inc *	21,400	198,592
Healthcare Services Group Inc †	24,134	441,402
Heartland Express Inc †	31,436	487,887
Heico Corp †	12,212	400,798
Heidrick & Struggles International Inc †	9,830	296,374
Herley Industries Inc * †	8,300	141,930
Herman Miller Inc †	32,239	788,888
Hexcel Corp *	53,680	734,879
Hill International Inc *	12,800	177,280
HNI Corp †	25,700	651,238
Horizon Lines Inc ‘A’ †	16,835	166,161
Houston Wire & Cable Co	10,538	180,937
Hub Group Inc ‘A’ * †	20,791	782,781
Hudson Highland Group Inc *	12,942	89,947
Hurco Cos Inc * †	3,064	90,602
Huron Consulting Group Inc * †	11,265	641,880
ICF International Inc *	4,400	86,900
ICT Group Inc * †	4,157	33,464
II-VI Inc *	13,556	524,075
IKON Office Solutions Inc †	45,597	775,605
InnerWorkings Inc * †	18,755	207,993
Insituform Technologies Inc ‘A’ *	15,592	233,256
Insteel Industries Inc	9,878	134,242
Integrated Electrical Services Inc *	4,864	85,412
Interface Inc ‘A’ †	29,967	340,725
Interline Brands Inc * †	18,993	307,877
International Shipholding Corp *	3,900	85,410
JetBlue Airways Corp *	97,494	482,595
Kadant Inc *	7,148	162,760
Kaman Corp	14,689	418,343
Kaydon Corp †	15,609	703,342
Kelly Services Inc ‘A’ †	15,450	294,323
Key Technology Inc *	3,500	82,950
Kforce Inc * †	16,617	169,660
Kimball International Inc ‘B’	19,493	210,524
Knight Transportation Inc †	31,845	540,410
Knoll Inc †	25,687	388,387
Korn/Ferry International *	24,840	442,649
K-Tron International Inc *	1,300	167,479
LaBarge Inc *	6,400	96,384
Ladish Co Inc *	8,242	166,901
Lawson Products Inc †	2,346	64,867
Layne Christensen Co * †	10,677	378,286
LB Foster Co ‘A’ * †	6,222	189,273
LECG Corp *	14,354	115,837
Lindsay Corp †	6,469	470,620
LMI Aerospace Inc *	5,400	108,594
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
LSI Industries Inc	10,316	$85,313
Lydall Inc *	10,100	97,263
M&F Worldwide Corp * †	7,021	280,840
Marten Transport Ltd * †	7,841	152,978
MasTec Inc *	22,575	300,022
McGrath RentCorp †	12,924	372,470
Medis Technologies Ltd * †	13,633	24,539
Metalico Inc * †	14,200	83,780
Met-Pro Corp	9,400	137,146
Michael Baker Corp *	3,704	128,899
Microvision Inc * †	35,200	68,288
Mine Safety Appliances Co †	17,329	660,581
Mobile Mini Inc * †	19,518	377,283
Moog Inc ‘A’ * †	23,835	1,022,045
MPS Group Inc * †	52,747	531,690
Mueller Industries Inc	20,903	480,978
Mueller Water Products Inc ‘A’ †	66,173	594,234
Multi-Color Corp	4,880	116,583
NACCO Industries Inc ‘A’	3,085	291,594
Navigant Consulting Inc *	27,754	552,027
NCI Building Systems Inc * †	11,144	353,822
NN Inc	9,800	125,930
Nordson Corp †	18,879	927,148
Northwest Pipe Co *	4,983	217,358
Odyssey Marine Exploration Inc * †	22,884	103,893
Old Dominion Freight Line Inc * †	14,724	417,278
Omega Flex Inc †	1,400	31,570
On Assignment Inc *	19,424	153,061
Orbital Sciences Corp *	32,939	789,548
Orion Energy Systems Inc * †	4,517	25,340
Orion Marine Group Inc *	12,900	135,321
Otter Tail Corp †	18,650	573,115
Pacer International Inc †	19,529	321,643
Park-Ohio Holdings Corp *	4,213	75,371
Patriot Transportation Holding Inc * †	827	65,333
PeopleSupport Inc * †	12,158	142,127
Perini Corp * †	27,291	703,835
Pike Electric Corp *	9,114	134,249
Plug Power Inc *	49,100	48,609
PMFG Inc *	7,000	101,430
Polypore International Inc *	7,892	169,757
Powell Industries Inc *	4,333	176,830
Power-One Inc * †	42,015	60,922
PowerSecure International Inc *	11,000	66,660
Preformed Line Products Co †	1,271	74,150
PRG-Schultz International Inc *	9,500	85,120
Protection One Inc * †	3,350	29,514
Quanex Building Products Corp	20,930	318,973
Raven Industries Inc	9,010	354,544
RBC Bearings Inc * †	12,294	414,185
Regal-Beloit Corp †	18,094	769,357
Republic Airways Holdings Inc *	17,997	183,389
Resources Connection Inc *	26,146	589,069
Robbins & Myers Inc	15,745	486,993
Rollins Inc †	23,393	443,999
RSC Holdings Inc * †	26,188	297,496
Rush Enterprises Inc ‘A’ * †	18,927	242,266
Saia Inc *	7,655	101,658
Sauer-Danfoss Inc †	5,628	138,955
Schawk Inc	7,551	114,171
School Specialty Inc *	11,165	348,236
Seaboard Corp †	180	226,260
Simpson Manufacturing Co Inc †	20,722	561,359
SkyWest Inc	32,833	524,671
Spherion Corp *	31,129	151,598
Standard Parking Corp *	4,790	106,434
Standex International Corp	7,077	196,387
Stanley Inc *	4,502	166,169
Sterling Construction Co Inc * †	7,000	113,400
Sun Hydraulics Corp	6,021	156,787
SYKES Enterprises Inc *	18,473	405,667
TAL International Group Inc	8,228	171,307
Taser International Inc * †	35,244	251,995
TBS International Ltd ‘A’ * (Bermuda)	6,191	83,331
Team Inc *	10,723	387,315
Tecumseh Products Co ‘A’ *	9,534	238,731
Teledyne Technologies Inc *	19,833	1,133,654
Tennant Co †	9,337	319,886
Tetra Tech Inc *	33,002	794,028
Textainer Group Holdings Ltd (Bermuda)	5,041	76,573
The Advisory Board Co * †	9,866	297,559
The Geo Group Inc * †	29,166	589,445
The Gorman-Rupp Co †	7,459	281,354
The Greenbrier Cos Inc †	9,200	179,492
The Middleby Corp * †	9,818	533,216
The Standard Register Co †	9,423	92,817
Thermadyne Holdings Corp *	7,600	126,692
Titan International Inc †	19,068	406,519
Titan Machinery Inc * †	3,545	73,771
TransDigm Group Inc * †	18,569	635,617
Tredegar Corp	13,568	241,375
Trex Co Inc * †	8,532	154,515
Trimas Corp *	7,233	47,448
Triumph Group Inc †	8,949	409,059
TrueBlue Inc *	24,947	403,144
TurboChef Technologies Inc * †	10,087	62,035
Twin Disc Inc	4,886	67,231
UAL Corp †	71,000	624,090
Ultralife Corp *	7,900	61,225
Ultrapetrol Bahamas Ltd * (Bahamas)	14,805	116,219
United Capital Corp * †	700	18,543
United Stationers Inc *	12,392	592,709
Universal Forest Products Inc	9,362	326,827
Universal Truckload Services Inc * †	3,042	74,103
US Airways Group Inc * †	61,300	369,639
Valence Technology Inc * †	26,800	92,460
Viad Corp †	11,210	322,736
Vicor Corp †	9,978	88,605
Volt Information Sciences Inc *	7,111	63,857
VSE Corp	2,600	87,698
Wabash National Corp †	17,261	163,116
Waste Connections Inc * †	37,430	1,283,849
Waste Services Inc *	10,877	80,596
Watsco Inc †	13,043	655,802
Watson Wyatt Worldwide Inc ‘A’	23,336	1,160,499
Watts Water Technologies Inc ‘A’ †	16,474	450,564
Werner Enterprises Inc †	22,359	485,414
Westinghouse Air Brake Technologies Corp †	26,480	1,356,570
Woodward Governor Co †	32,853	1,158,725
Xerium Technologies Inc	11,711	76,239
YRC Worldwide Inc * †	32,800	392,288

		92,947,208

Information Technology - 16.14%

3Com Corp *	224,332	522,694
3PAR Inc *	16,449	106,096
ACI Worldwide Inc * †	19,317	338,434
Acme Packet Inc *	16,531	94,723
Actel Corp *	14,362	179,238
Actuate Corp * †	33,664	117,824
Acxiom Corp	33,900	425,106
Adaptec Inc *	65,708	215,522
ADTRAN Inc †	29,720	579,243
Advanced Analogic Technologies Inc *	27,773	129,144
Advanced Energy Industries Inc *	19,174	262,300
Advent Software Inc * †	9,502	334,755
Agilysys Inc †	13,169	132,875
Airvana Inc *	12,300	72,447
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
American Software Inc ‘A’	14,500	$79,025
Amkor Technology Inc *	60,759	387,035
ANADIGICS Inc * †	35,199	98,909
Anaren Inc *	8,448	85,747
Anixter International Inc * †	16,844	1,002,386
Applied Micro Circuits Corp * †	36,441	217,917
ArcSight Inc *	2,100	16,023
Ariba Inc * †	48,744	688,753
ARRIS Group Inc * †	70,084	541,752
Art Technology Group Inc * †	72,018	253,503
Aruba Networks Inc *	31,194	160,025
AsiaInfo Holdings Inc *	17,948	164,763
Asyst Technologies Inc *	27,956	67,094
Atheros Communications Inc * †	33,364	786,723
ATMI Inc * †	18,664	335,579
AuthenTec Inc *	15,082	32,426
Avanex Corp * †	6,651	31,127
Avid Technology Inc * †	17,472	420,376
Avocent Corp * †	24,141	493,925
Axcelis Technologies Inc * †	53,243	90,513
Bankrate Inc * †	7,373	286,883
BearingPoint Inc * †	118,103	59,052
Bel Fuse Inc ‘B’	6,097	173,582
Benchmark Electronics Inc *	37,662	530,281
Bidz.com Inc * †	4,300	37,238
BigBand Networks Inc *	20,316	74,966
Black Box Corp †	9,904	341,985
Blackbaud Inc †	24,846	458,409
Blackboard Inc * †	17,423	701,973
Blue Coat Systems Inc * †	18,668	264,899
Bookham Inc * †	61,700	69,721
Bottomline Technologies Inc * †	11,114	115,586
Brightpoint Inc * †	28,088	202,234
Brooks Automation Inc *	35,732	298,720
Cabot Microelectronics Corp * †	12,206	391,568
CACI International Inc ‘A’ * †	17,052	854,305
Callidus Software Inc *	18,800	74,448
Cass Information Systems Inc †	3,566	127,841
Cavium Networks Inc * †	16,761	235,995
Ceva Inc *	12,500	103,750
Checkpoint Systems Inc *	22,328	420,213
China Information Security Technology Inc * †	11,800	55,460
China Security & Surveillance Technology Inc * †	14,700	204,036
Chordiant Software Inc *	15,499	79,510
CIBER Inc * †	30,150	210,748
Cirrus Logic Inc *	37,726	205,607
Cogent Inc *	22,336	228,274
Cognex Corp †	23,594	475,655
Cogo Group Inc *	15,580	82,107
Coherent Inc * †	13,100	465,705
Cohu Inc †	12,962	205,059
Commvault Systems Inc * †	24,602	296,454
Compellent Technologies Inc *	8,689	111,741
comScore Inc *	10,569	186,331
Comtech Telecommunications Corp * †	13,877	683,303
Comverge Inc * †	13,076	60,150
Concur Technologies Inc * †	23,364	893,907
Constant Contact Inc * †	11,111	189,665
CPI International Inc *	3,982	57,659
Cray Inc *	18,154	94,038
CSG Systems International Inc *	18,428	323,043
CTS Corp †	18,805	240,328
CyberSource Corp * †	38,471	619,768
Cymer Inc * †	17,438	441,705
Daktronics Inc †	19,005	316,623
Data Domain Inc * †	18,243	406,272
DealerTrack Holdings Inc * †	24,655	415,190
Deltek Inc *	4,814	29,269
DemandTec Inc *	10,300	92,803
DG FastChannel Inc * †	8,349	183,010
Dice Holdings Inc * †	8,719	61,905
Digi International Inc *	14,154	144,371
Digital River Inc *	20,623	668,185
Diodes Inc * †	15,677	289,241
DivX Inc *	13,014	84,201
Double-Take Software Inc *	10,403	103,510
DSP Group Inc *	10,814	82,727
DTS Inc * †	9,930	276,352
Eagle Test Systems Inc * †	6,289	96,285
EarthLink Inc * †	62,809	533,876
Ebix Inc *	1,100	103,356
Echelon Corp * †	16,653	164,532
Electro Rent Corp	12,386	166,344
Electro Scientific Industries Inc *	15,290	217,424
Electronics for Imaging Inc * †	29,935	416,995
Elixir Gaming Technologies Inc * †	44,900	14,817
EMCORE Corp * †	42,600	210,444
EMS Technologies Inc *	8,476	189,100
Emulex Corp * †	46,982	501,298
Entegris Inc *	60,002	290,410
Entropic Communications Inc * †	800	1,128
Entrust Inc *	37,700	81,055
Epicor Software Corp * †	33,406	263,573
EPIQ Systems Inc *	20,862	283,723
Euronet Worldwide Inc * †	27,218	455,357
Exar Corp * †	22,863	175,131
ExlService Holdings Inc *	8,492	74,560
Extreme Networks Inc * †	57,662	194,321
Fair Isaac Corp	27,100	624,655
FalconStor Software Inc * †	22,717	121,763
FARO Technologies Inc *	9,109	185,550
FEI Co * †	21,115	502,748
Finisar Corp *	223,959	226,199
FormFactor Inc * †	28,107	489,624
Forrester Research Inc *	7,850	230,162
Foundry Networks Inc * †	81,635	1,486,573
Gartner Inc * †	33,611	762,297
Gerber Scientific Inc * †	11,859	108,391
Gevity HR Inc	13,942	101,498
Global Cash Access Holdings Inc *	21,011	106,316
Globecomm Systems Inc *	12,600	110,124
Greenfield Online Inc *	14,335	249,429
GSI Commerce Inc * †	13,851	214,413
Guidance Software Inc *	6,200	29,078
Harmonic Inc * †	53,960	455,962
Harris Stratex Networks Inc ‘A’ * †	12,957	101,194
Heartland Payment Systems Inc †	13,474	344,395
Hittite Microwave Corp * †	10,798	362,813
HSW International Inc * †	13,861	36,039
Hughes Communications Inc * †	3,498	128,377
Hutchinson Technology Inc *	14,152	163,880
Hypercom Corp *	30,018	119,472
i2 Technologies Inc * †	8,739	117,889
ICx Technologies Inc * †	6,800	52,428
iGate Corp *	11,204	97,139
Imation Corp †	15,276	345,085
Immersion Corp * †	16,661	96,967
Infinera Corp *	51,460	491,958
infoGROUP Inc	16,678	110,242
Informatica Corp * †	49,390	641,576
InfoSpace Inc	19,324	209,665
Insight Enterprises Inc *	26,400	354,024
Integral Systems Inc *	8,224	170,812
Interactive Intelligence Inc *	7,383	66,595
InterDigital Inc * †	25,562	614,766
Intermec Inc * †	34,383	675,282
Internap Network Services Corp * †	28,397	98,822
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Internet Brands Inc ‘A’ * †	14,000	$97,580
Internet Capital Group Inc * †	19,826	160,789
Interwoven Inc *	26,457	373,573
Intevac Inc *	12,175	129,542
IPG Photonics Corp *	10,452	203,919
Isilon Systems Inc * †	16,168	71,301
Ixia *	22,478	165,663
IXYS Corp *	12,552	114,098
j2 Global Communications Inc * †	24,982	583,330
Jack Henry & Associates Inc †	41,084	835,238
JDA Software Group Inc *	14,471	220,104
KEMET Corp * †	47,271	64,289
Kenexa Corp *	12,865	203,138
Keynote Systems Inc *	7,749	102,674
Kopin Corp *	42,200	131,664
Kulicke & Soffa Industries Inc * †	30,157	136,008
L-1 Identity Solutions Inc *	36,661	560,180
Lattice Semiconductor Corp * †	63,375	130,552
Lawson Software Inc *	69,901	489,307
Limelight Networks Inc * †	10,970	27,425
Liquidity Services Inc * †	9,044	98,127
Littelfuse Inc *	12,203	362,795
LoopNet Inc * †	17,331	170,364
Loral Space & Communications Inc * †	5,877	86,803
LTX-Credence Corp *	73,068	127,138
Macrovision Solutions Corp * †	47,071	723,952
Magma Design Automation Inc *	23,648	95,065
Manhattan Associates Inc * †	13,009	290,621
ManTech International Corp ‘A’ *	11,417	676,914
Marchex Inc ‘B’ †	13,352	137,392
Mastech Holdings Inc *	747	5,676
Mattson Technology Inc * †	27,815	131,565
MAXIMUS Inc †	10,078	371,274
Maxwell Technologies Inc * †	11,100	148,074
Measurement Specialties Inc *	7,318	127,626
Mentor Graphics Corp * †	50,648	574,855
MercadoLibre Inc * †	14,152	287,993
Mercury Computer Systems Inc *	12,798	113,902
Methode Electronics Inc	21,354	190,905
Micrel Inc	28,154	255,357
MICROS Systems Inc * †	45,871	1,222,921
Microsemi Corp * †	44,023	1,121,706
MicroStrategy Inc ‘A’ *	5,205	309,854
Microtune Inc *	29,892	80,111
Midway Games Inc * †	11,561	27,400
MIPS Technologies Inc *	22,253	78,108
MKS Instruments Inc * †	27,772	552,941
ModusLink Global Solutions Inc *	27,591	265,150
Monolithic Power Systems Inc * †	15,174	263,572
Monotype Imaging Holdings Inc *	9,343	103,988
Move Inc *	72,304	153,284
MRV Communications Inc * †	81,177	94,977
MSC Software Corp *	24,710	264,397
MTS Systems Corp †	9,898	416,706
Multi-Fineline Electronix Inc *	4,806	71,081
NCI Inc *	4,200	119,616
Ness Technologies Inc *	23,317	267,446
Net 1 U.E.P.S. Technologies Inc *	25,053	559,433
Netezza Corp *	22,393	237,590
NETGEAR Inc *	19,255	288,825
Netlogic Microsystems Inc * †	8,845	267,473
NetScout Systems Inc *	16,000	170,240
NetSuite Inc * †	3,659	65,935
Neutral Tandem Inc *	9,058	167,935
Newport Corp * †	21,273	229,323
NextWave Wireless Inc * †	29,542	17,725
NIC Inc	20,118	138,814
Novatel Wireless Inc *	14,651	88,785
NVE Corp * †	2,900	82,099
Omniture Inc * †	34,825	639,387
OmniVision Technologies Inc * †	26,675	304,362
Online Resources Corp *	15,285	118,764
OpenTV Corp ‘A’ * † (United Kingdom)	48,056	67,759
Oplink Communications Inc *	11,583	139,807
OPNET Technologies Inc * †	8,700	105,966
OpNext Inc *	9,576	43,954
Orbcomm Inc * †	14,557	71,766
OSI Systems Inc *	7,769	182,649
Palm Inc †	61,866	369,340
Parametric Technology Corp * †	62,520	1,150,368
Park Electrochemical Corp †	11,461	277,815
ParkerVision Inc * †	13,900	139,000
PC Connection Inc *	5,370	35,925
PC Mall Inc *	7,000	47,810
PCTEL Inc	12,800	119,296
Pegasystems Inc	6,879	88,808
Perficient Inc * †	17,568	116,652
Pericom Semiconductor Corp *	13,846	145,383
Perot Systems Corp ‘A’ * †	48,284	837,727
Phoenix Technologies Ltd *	16,400	131,036
Photon Dynamics Inc * †	10,900	167,315
Photronics Inc * †	22,739	42,749
Plantronics Inc †	28,058	631,866
Plexus Corp *	23,181	479,847
PLX Technology Inc *	14,707	75,300
PMC-Sierra Inc * †	124,204	921,594
Polycom Inc * †	48,334	1,117,965
Power Integrations Inc * †	16,900	407,290
Powerwave Technologies Inc * †	74,034	293,175
Presstek Inc *	17,300	97,572
Progress Software Corp *	23,343	606,685
PROS Holdings Inc *	8,021	75,317
QAD Inc †	6,994	48,398
Quality Systems Inc †	9,831	415,458
Quantum Corp *	103,544	108,721
Quest Software Inc *	40,300	511,407
Rackable Systems Inc *	16,682	163,650
Rackspace Hosting Inc *	7,500	73,275
Radiant Systems Inc *	14,466	125,710
RadiSys Corp * †	12,662	108,893
RealNetworks Inc *	51,539	261,818
Renaissance Learning Inc †	4,366	56,714
RF Micro Devices Inc * †	148,134	432,551
RightNow Technologies Inc *	16,366	205,721
Rimage Corp *	5,381	75,119
Riverbed Technology Inc * †	31,300	391,876
Rofin-Sinar Technologies Inc * †	16,748	512,656
Rogers Corp *	10,409	384,925
Rubicon Technology Inc *	7,938	57,312
Rudolph Technologies Inc * †	15,678	131,385
S1 Corp *	27,781	170,020
Safeguard Scientifics Inc *	62,032	77,540
Sanmina-SCI Corp *	305,544	427,762
Sapient Corp * †	51,017	379,056
SAVVIS Inc * †	21,891	294,215
ScanSource Inc * †	15,205	437,752
SeaChange International Inc *	17,341	167,514
Secure Computing Corp * †	29,802	163,315
Semitool Inc * †	11,371	93,015
Semtech Corp * †	32,956	460,066
ShoreTel Inc * †	26,360	151,306
SI International Inc *	6,824	205,061
Sigma Designs Inc * †	14,913	212,063
Silicon Image Inc * †	42,176	225,220
Silicon Storage Technology Inc * †	47,091	153,517
SiRF Technology Holdings Inc * †	33,286	49,596
Skyworks Solutions Inc * †	88,020	735,847
SMART Modular Technologies Inc * (Cayman)	24,918	74,754
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Smith Micro Software Inc * †	16,501	$117,157
Solera Holdings Inc *	28,767	826,188
Sonic Solutions Inc * †	12,460	54,824
SonicWALL Inc *	33,023	173,041
Sonus Networks Inc * †	116,719	336,151
Sourcefire Inc *	12,600	91,854
Spansion Inc ‘A’ * †	75,798	117,487
SPSS Inc *	10,035	294,628
SRA International Inc ‘A’ *	23,685	535,992
Standard Microsystems Corp * †	12,631	315,522
Starent Networks Corp * †	17,357	224,600
STEC Inc *	14,700	113,190
Stratasys Inc * †	11,581	202,320
SuccessFactors Inc *	12,629	137,656
Super Micro Computer Inc *	12,335	111,138
Supertex Inc * †	6,261	176,310
SupportSoft Inc *	28,900	86,700
Switch & Data Facilities Co Inc *	12,143	151,180
Sybase Inc * †	43,847	1,342,595
Sycamore Networks Inc *	105,743	341,550
Symmetricom Inc * †	25,911	128,778
Symyx Technologies Inc *	18,947	187,765
Synaptics Inc * †	18,349	554,507
Synchronoss Technologies Inc * †	13,349	125,614
SYNNEX Corp * †	10,356	231,353
Syntel Inc †	6,558	160,671
Take-Two Interactive Software Inc * †	43,030	705,692
Taleo Corp ‘A’ * †	13,676	272,016
Technitrol Inc	21,525	318,355
TechTarget Inc * †	7,263	50,841
Techwell Inc *	7,673	72,356
Tekelec *	36,289	507,683
TeleCommunication Systems Inc ‘A’ *	21,000	145,110
TeleTech Holdings Inc * †	22,040	274,178
Terremark Worldwide Inc *	26,781	183,985
Tessera Technologies Inc *	27,783	453,974
The Hackett Group Inc *	24,900	135,456
The Knot Inc * †	15,868	132,498
The Ultimate Software Group Inc * †	13,858	374,166
TheStreet.com Inc †	12,409	74,330
THQ Inc * †	38,025	457,821
TIBCO Software Inc *	106,854	782,171
TiVo Inc * †	57,403	420,190
TNS Inc *	13,818	267,655
Transmeta Corp *	7,600	123,196
Trident Microsystems Inc * †	34,328	82,387
TriQuint Semiconductor Inc * †	82,468	395,022
TTM Technologies Inc * †	24,041	238,487
Tyler Technologies Inc *	21,377	324,289
Ultra Clean Holdings Inc *	10,834	54,603
Ultratech Inc *	13,117	158,716
Unica Corp * †	5,632	44,155
United Online Inc †	44,151	415,461
Universal Display Corp * †	14,861	162,877
UTStarcom Inc * †	64,088	215,977
ValueClick Inc * †	46,808	478,846
VASCO Data Security International Inc * †	15,121	156,654
Veeco Instruments Inc * †	17,983	266,328
VeriFone Holdings Inc * †	39,200	648,368
ViaSat Inc *	14,829	349,668
Vignette Corp *	13,902	149,307
Virtusa Corp * †	5,900	38,409
VistaPrint Ltd * † (Bermuda)	25,231	828,586
Vocus Inc * †	9,455	321,092
Volterra Semiconductor Corp *	14,916	189,881
Websense Inc * †	26,070	582,664
Website Pros Inc *	16,800	90,720
Wind River Systems Inc * †	40,591	405,910
Wright Express Corp * †	20,887	623,477
Zoran Corp * †	30,042	245,143
Zygo Corp *	8,157	102,615

		97,247,244

Materials - 3.79%

A. Schulman Inc	15,233	301,309
A.M. Castle & Co †	9,024	155,935
AbitibiBowater Inc * †	30,911	119,626
AEP Industries Inc *	2,878	57,560
Allied Nevada Gold Corp *	24,300	138,996
AMCOL International Corp †	14,261	445,799
American Vanguard Corp †	9,333	140,742
Apex Silver Mines Ltd * † (Cayman)	23,580	40,558
Arch Chemicals Inc †	13,869	489,576
Balchem Corp	9,151	244,057
Boise Inc * †	20,138	31,415
Brush Engineered Materials Inc * †	11,113	206,368
Buckeye Technologies Inc *	19,992	163,734
Bway Holding Co *	3,500	41,055
Calgon Carbon Corp * †	23,617	480,842
China Precision Steel Inc * †	11,600	38,628
Coeur d’Alene Mines Corp * †	312,766	478,532
Compass Minerals International Inc †	18,200	953,498
Deltic Timber Corp †	5,883	374,394
Ferro Corp †	25,259	507,706
Flotek Industries Inc * †	12,773	140,503
General Moly Inc * †	34,478	149,979
General Steel Holdings Inc * †	4,500	32,175
GenTek Inc * †	4,441	114,178
Glatfelter †	23,497	318,149
Graphic Packaging Holding Co *	78,721	196,802
H.B. Fuller Co †	28,217	588,889
Haynes International Inc *	6,876	322,003
Headwaters Inc * †	24,517	327,302
Hecla Mining Co * †	67,992	318,203
Hercules Inc	63,309	1,252,885
Horsehead Holding Corp * †	20,472	120,785
ICO Inc *	17,100	95,931
Innophos Holdings Inc	6,162	150,230
Innospec Inc †	13,019	157,009
Kaiser Aluminum Corp	8,347	358,504
Kapstone Paper & Packaging Corp *	12,000	76,200
Koppers Holdings Inc	11,996	448,770
Landec Corp *	12,344	101,097
Louisiana-Pacific Corp †	57,500	534,750
LSB Industries Inc *	10,268	142,212
Mercer International Inc * †	16,348	59,834
Minerals Technologies Inc †	9,991	593,066
Myers Industries Inc	15,968	201,356
Neenah Paper Inc	8,198	162,320
NewMarket Corp †	7,738	406,709
NL Industries Inc	3,864	39,683
Olin Corp †	40,926	793,964
Olympic Steel Inc †	5,182	152,817
OM Group Inc *	17,492	393,570
Penford Corp	7,100	125,599
PolyOne Corp *	50,502	325,738
Quaker Chemical Corp	6,200	176,452
Rock-Tenn Co ‘A’ †	21,281	850,814
Rockwood Holdings Inc *	23,281	597,390
Royal Gold Inc †	15,449	555,546
RTI International Metals Inc *	12,231	239,238
Schweitzer-Mauduit International Inc	8,857	168,194
Sensient Technologies Corp †	27,014	759,904
ShengdaTech Inc * †	14,680	102,760
Silgan Holdings Inc †	14,021	716,333
Solutia Inc *	51,300	718,200
Spartech Corp †	16,827	166,587
Stepan Co	3,184	173,751
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Stillwater Mining Co * †	21,446	$124,601
Sutor Technology Group Ltd * †	5,600	18,424
Texas Industries Inc †	13,208	539,679
U.S. Concrete Inc * †	18,540	82,874
United States Lime & Minerals Inc *	900	34,659
Universal Stainless & Alloy *	3,505	89,553
Verso Paper Corp †	9,300	24,552
W.R. Grace & Co * †	40,350	610,092
Wausau Paper Corp	24,805	251,275
Westlake Chemical Corp	10,400	218,712
Worthington Industries Inc †	36,877	550,942
Zep Inc	11,642	205,365
Zoltek Cos Inc * †	15,800	270,338

		22,857,777

Telecommunication Services - 1.06%

Alaska Communications Systems Group Inc †	24,312	297,336
Atlantic Tele-Network Inc †	4,831	135,268
Cbeyond Inc * †	14,087	202,712
Centennial Communications Corp * †	38,642	241,126
Cincinnati Bell Inc * †	136,847	422,857
Cogent Communications Group Inc * †	27,470	212,068
Consolidated Communications Holdings Inc †	11,824	178,299
FairPoint Communications Inc †	50,122	434,558
FiberTower Corp * †	54,308	74,945
General Communication Inc ‘A’ * †	27,610	255,669
Global Crossing Ltd * (Bermuda)	15,187	230,235
Globalstar Inc * †	27,040	45,968
Hungarian Telephone & Cable Corp * †	1,700	33,830
Ibasis Inc	17,017	59,389
ICO Global Communications Holdings Ltd *	53,162	57,947
IDT Corp ‘B’ * †	23,423	17,333
Iowa Telecommunications Services Inc †	17,967	335,624
iPCS Inc * †	9,620	214,237
NTELOS Holdings Corp	16,535	444,626
PAETEC Holding Corp *	68,594	147,477
Premiere Global Services Inc * †	34,380	483,383
Shenandoah Telecommunications Co	12,171	268,614
Syniverse Holdings Inc * †	29,504	490,061
TerreStar Corp * †	31,200	31,200
tw telecom Inc * †	82,830	860,604
USA Mobility Inc *	13,141	144,551
Virgin Mobile USA Inc ‘A’ * †	14,099	41,451
Vonage Holdings Corp * †	28,870	28,870

		6,390,238

Utilities - 3.41%

ALLETE Inc †	13,954	620,953
American States Water Co †	9,752	375,452
Avista Corp †	30,661	665,650
Black Hills Corp	21,423	665,613
Cadiz Inc * †	6,197	118,177
California Water Service Group †	10,939	421,152
Central Vermont Public Service Corp	5,824	136,515
CH Energy Group Inc †	8,885	387,119
Chesapeake Utilities Corp	4,500	149,445
Cleco Corp †	33,917	856,404
Connecticut Water Service Inc	5,500	159,225
Consolidated Water Co Ltd (Cayman)	7,367	125,386
El Paso Electric Co *	25,185	528,885
EnergySouth Inc †	3,638	223,482
IDACORP Inc †	24,164	702,931
ITC Holdings Corp	27,681	1,433,045
MGE Energy Inc †	12,283	436,661
Middlesex Water Co	8,400	146,748
New Jersey Resources Corp	23,640	848,440
Nicor Inc †	24,497	1,086,442
Northwest Natural Gas Co †	14,844	771,888
NorthWestern Corp	21,692	545,120
Ormat Technologies Inc †	9,940	361,120
Piedmont Natural Gas Co Inc †	41,068	1,312,533
PNM Resources Inc †	45,338	464,261
Portland General Electric Co	35,947	850,506
SJW Corp †	7,678	230,110
South Jersey Industries Inc †	16,615	593,156
Southwest Gas Corp †	24,127	730,083
Southwest Water Co †	13,144	167,586
Synthesis Energy Systems Inc * †	11,900	57,715
The Empire District Electric Co †	19,012	405,906
The Laclede Group Inc †	12,681	614,902
UIL Holdings Corp †	14,204	487,623
UniSource Energy Corp †	19,394	566,111
US Geothermal Inc * †	39,100	69,598
Westar Energy Inc †	57,173	1,317,266
WGL Holdings Inc †	27,650	897,242

		20,530,451

Total Common Stocks (Cost $698,278,986)		577,872,263

CLOSED-END MUTUAL FUND - 0.02%

Kayne Anderson Energy Development Co	5,630	95,316

Total Closed-End Mutual Fund (Cost $136,876)		95,316

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.08%

Repurchase Agreement - 4.08%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $24,624,855; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $25,121,031.25)	$24,624,000	24,624,000

Total Short-Term Investment (Cost $24,624,000)		24,624,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.98% (Cost $723,039,862)		602,591,579

	Shares

SECURITIES LENDING COLLATERAL - 30.15%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $181,705,436)	181,705,436	181,705,436

TOTAL INVESTMENTS - 130.13% (Cost $904,745,298)		784,297,015

OTHER ASSETS & LIABILITIES, NET - (30.13%)		(181,593,101)

NET ASSETS - 100.00%		$602,703,914

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with an aggregate market value of $4,899,853 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 E-Mini (12/08)	392	$28,340,981	($1,456,643)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.63%

Consumer Discretionary - 9.41%

Apollo Group Inc ‘A’ *	60,000	$3,558,000
Best Buy Co Inc †	65,600	2,460,000
Comcast Corp ‘A’	166,000	3,258,580
Gannett Co Inc †	96,200	1,626,742
Hanesbrands Inc * †	264,012	5,742,261
Jarden Corp * †	271,700	6,371,365
Johnson Controls Inc †	135,000	4,094,550
Las Vegas Sands Corp * †	79,800	2,881,578
Leggett & Platt Inc †	123,100	2,682,349
Nordstrom Inc †	164,100	4,729,362
Omnicom Group Inc	114,600	4,418,976
Phillips-Van Heusen Corp †	84,000	3,184,440
Target Corp	238,000	11,673,900
The Walt Disney Co	111,400	3,418,866
Time Warner Cable Inc ‘A’ * †	128,800	3,116,960
Time Warner Inc	368,550	4,831,690
Urban Outfitters Inc * †	233,700	7,448,019
Viacom Inc ‘B’ *	79,900	1,984,716
WABCO Holdings Inc	86,633	3,078,937
Wynn Resorts Ltd †	28,000	2,285,920

		82,847,211

Consumer Staples - 11.45%

Altria Group Inc	234,600	4,654,464
Bare Escentuals Inc * †	312,700	3,399,049
Costco Wholesale Corp	86,500	5,616,445
Energizer Holdings Inc *	41,100	3,310,605
Kimberly-Clark Corp	106,560	6,909,350
Kraft Foods Inc ‘A’	297,356	9,738,409
PepsiCo Inc	325,700	23,212,639
Phillip Morris International Inc	192,100	9,240,010
Sara Lee Corp	1,406,900	17,769,147
The Coca-Cola Co	243,800	12,892,144
The Estee Lauder Cos Inc ‘A’ †	81,200	4,052,692

		100,794,954

Energy - 10.68%

Arch Coal Inc †	25,500	838,695
Baker Hughes Inc	93,600	5,666,544
BJ Services Co †	182,500	3,491,225
Chevron Corp	189,190	15,604,391
ConocoPhillips	242,900	17,792,425
EOG Resources Inc	42,800	3,828,888
Exxon Mobil Corp	123,700	9,606,542
Kinder Morgan Management LLC *	127,647	6,280,233
Marathon Oil Corp	438,000	17,463,060
Schlumberger Ltd (Netherlands)	84,400	6,590,796
The Williams Cos Inc	87,700	2,074,105
Transocean Inc (Cayman)	28,662	3,148,234
Weatherford International Ltd * (Bermuda)	64,300	1,616,502

		94,001,640

Financials - 12.68%

Aflac Inc	183,700	10,792,375
Astoria Financial Corp	229,000	4,747,170
Douglas Emmett Inc REIT	134,400	3,100,608
Hudson City Bancorp Inc †	388,900	7,175,205
JPMorgan Chase & Co	604,124	28,212,591
Mercury General Corp †	84,400	4,620,900
SunTrust Banks Inc †	76,400	3,437,236
The Goldman Sachs Group Inc	195,100	24,972,800
The Progressive Corp	245,900	4,278,660
Wells Fargo & Co †	417,700	15,676,281
XL Capital Ltd ‘A’ (Cayman)	255,800	4,589,052

		111,602,878

Health Care - 16.46%

Abbott Laboratories	9,200	529,736
Aetna Inc	183,200	6,615,352
Allergan Inc	433,180	22,308,770
AstraZeneca PLC ADR † (United Kingdom)	556,000	24,397,280
Baxter International Inc	182,200	11,957,786
Cardinal Health Inc	77,100	3,799,488
Celgene Corp *	293,800	18,591,664
DaVita Inc *	198,700	11,327,887
Forest Laboratories Inc *	524,100	14,821,548
Genentech Inc *	48,600	4,309,848
Gilead Sciences Inc *	79,000	3,600,820
Health Net Inc *	79,700	1,880,920
ImClone Systems Inc * †	119,600	7,467,824
Medtronic Inc	202,900	10,165,290
Thermo Fisher Scientific Inc *	57,700	3,173,500

		144,947,713

Industrials - 10.79%

Cooper Industries Ltd ‘A’ (Bermuda)	72,600	2,900,370
Danaher Corp †	109,600	7,606,240
FedEx Corp †	95,400	7,540,416
Fluor Corp	111,800	6,227,260
General Electric Co	933,600	23,806,800
Illinois Tool Works Inc †	184,000	8,178,800
Monster Worldwide Inc * †	114,700	1,710,177
Parker-Hannifin Corp	38,200	2,024,600
Tyco International Ltd (Bermuda)	149,450	5,233,739
United Parcel Service Inc ‘B’ †	310,800	19,546,212
United Technologies Corp	170,800	10,258,248

		95,032,862

Information Technology - 14.81%

Affiliated Computer Services Inc ‘A’ * †	40,700	2,060,641
Agilent Technologies Inc *	152,800	4,532,048
Apple Inc *	103,600	11,775,176
Brocade Communications Systems Inc *	530,300	3,086,346
Cisco Systems Inc *	687,800	15,516,768
Cognizant Technology Solutions Corp ‘A’ *	208,700	4,764,621
Dell Inc *	256,000	4,218,880
Flextronics International Ltd * † (Singapore)	487,500	3,451,500
Google Inc ‘A’ *	42,600	17,062,152
Jabil Circuit Inc	1,144,400	10,917,576
Microsoft Corp	367,700	9,813,913
NetApp Inc * †	474,200	8,644,666
Oracle Corp *	250,900	5,095,779
Paychex Inc	108,000	3,567,240
Polycom Inc * †	131,900	3,050,847
QUALCOMM Inc	224,200	9,633,874
Seagate Technology LLC (Cayman)	357,300	4,330,476
VeriFone Holdings Inc * †	298,100	4,930,574
Visa Inc ‘A’	63,200	3,879,848

		130,332,925

Materials - 4.06%

Allegheny Technologies Inc †	123,800	3,658,290
Barrick Gold Corp (NYSE) (Canada)	136,200	5,003,988
Celanese Corp ‘A’ †	112,700	3,145,457
Cleveland-Cliffs Inc	60,300	3,192,282
Monsanto Co	31,200	3,088,176
Nucor Corp	96,800	3,823,600
Potash Corp of Saskatchewan Inc (Canada)	51,800	6,838,118
Vulcan Materials Co †	94,400	7,032,800

		35,782,711

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services - 3.82%

American Tower Corp ‘A’ *	537,600	$19,337,472
AT&T Inc	355,200	9,917,184
tw telecom Inc * †	420,400	4,367,956

		33,622,612

Utilities - 2.47%

Allegheny Energy Inc	80,300	2,952,631
American Water Works Co Inc †	174,600	3,753,900
CMS Energy Corp †	360,300	4,492,941
Edison International	72,100	2,876,790
Pinnacle West Capital Corp †	109,700	3,774,777
The AES Corp *	329,600	3,853,024

		21,704,063

Total Common Stocks (Cost $924,329,458)		850,669,569

EXCHANGE-TRADED FUND - 0.40%

Standard & Poor’s Depository Receipts Trust 1	30,000	3,479,700

Total Exchange-Traded Fund (Cost $3,841,338)		3,479,700

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.32%

Repurchase Agreement - 2.32%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $20,467,711; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $20,879,688)	$20,467,000	20,467,000

Total Short-Term Investment (Cost $20,467,000)		20,467,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.35% (Cost $948,637,796)		874,616,269

	Shares

SECURITIES LENDING COLLATERAL - 13.64%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $120,020,483)	120,020,483	120,020,483

TOTAL INVESTMENTS - 112.99% (Cost $1,068,658,279)		994,636,752

OTHER ASSETS & LIABILITIES, NET - (12.99%)		(114,317,709)

NET ASSETS - 100.00%		$880,319,043

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.26%

Financials - 0.26%

SLM Corp 7.250%	760	$474,145

Total Convertible Preferred Stocks (Cost $762,250)		474,145

COMMON STOCKS - 95.09%

Consumer Discretionary - 12.34%

Best Buy Co Inc †	24,000	900,000
Coach Inc *	14,500	363,080
Gannett Co Inc †	36,300	613,833
Jarden Corp * †	54,100	1,268,645
Las Vegas Sands Corp * †	91,300	3,296,843
Lowe’s Cos Inc	57,500	1,362,175
Omnicom Group Inc †	11,400	439,584
Target Corp	134,960	6,619,788
The Home Depot Inc	22,300	577,347
The Walt Disney Co	19,700	604,593
Time Warner Cable Inc ‘A’ * †	69,600	1,684,320
Time Warner Inc	173,310	2,272,094
Urban Outfitters Inc *	45,900	1,462,833
Viacom Inc ‘B’ *	17,000	422,280
Wynn Resorts Ltd †	7,100	579,644

		22,467,059

Consumer Staples - 8.10%

Avon Products Inc	32,600	1,355,182
Bare Escentuals Inc * †	95,600	1,039,172
Energizer Holdings Inc * †	50,900	4,099,995
PepsiCo Inc	88,600	6,314,522
The Coca-Cola Co	12,500	661,000
The Estee Lauder Cos Inc ‘A’ †	13,600	678,776
Walgreen Co	19,200	594,432

		14,743,079

Energy - 4.26%

Baker Hughes Inc	19,700	1,192,638
EOG Resources Inc	5,500	492,030
Marathon Oil Corp	55,100	2,196,837
Schlumberger Ltd (Netherlands)	35,800	2,795,622
Weatherford International Ltd * (Bermuda)	43,000	1,081,020

		7,758,147

Financials - 8.44%

Aflac Inc	46,300	2,720,125
Hudson City Bancorp Inc	50,100	924,345
JPMorgan Chase & Co	84,700	3,955,490
SLM Corp *	33,400	412,156
The Goldman Sachs Group Inc	34,500	4,416,000
The Progressive Corp	28,200	490,680
Wells Fargo & Co	48,600	1,823,958
XL Capital Ltd ‘A’ (Cayman)	34,000	609,960

		15,352,714

Health Care - 18.47%

Aetna Inc	19,800	714,978
Allergan Inc	73,800	3,800,700
Amylin Pharmaceuticals Inc * †	10,500	212,310
Baxter International Inc	60,100	3,944,363
BioMarin Pharmaceutical Inc * †	22,100	585,429
Celgene Corp *	51,700	3,271,576
Cerner Corp * †	43,900	1,959,696
DaVita Inc *	12,400	706,924

Forest Laboratories Inc *	5,900	166,852
Genentech Inc *	76,100	6,748,548
Gilead Sciences Inc *	34,600	1,577,068
Health Net Inc *	24,400	575,840
ImClone Systems Inc * †	51,400	3,209,416
Medtronic Inc	65,800	3,296,580
Sepracor Inc *	46,100	844,091
Teva Pharmaceutical Industries Ltd ADR (Israel)	29,036	1,329,558
UnitedHealth Group Inc	26,800	680,452

		33,624,381

Industrials - 10.65%

Danaher Corp	38,400	2,664,960
FedEx Corp †	16,700	1,319,968
Fluor Corp	29,200	1,626,440
General Electric Co	140,000	3,570,000
Illinois Tool Works Inc	79,600	3,538,220
Monster Worldwide Inc * †	35,600	530,796
Southwest Airlines Co	137,200	1,990,772
SunPower Corp ‘A’ * †	7,800	553,254
United Parcel Service Inc ‘B’	47,800	3,006,142
United Technologies Corp	9,720	583,783

		19,384,335

Information Technology - 28.74%

Adobe Systems Inc *	53,900	2,127,433
Affiliated Computer Services Inc ‘A’ *	5,100	258,213
Agilent Technologies Inc *	56,486	1,675,375
Altera Corp	86,400	1,786,752
Apple Inc *	20,500	2,330,030
Brocade Communications Systems Inc *	387,700	2,256,414
Ciena Corp *	47,800	481,824
Cisco Systems Inc *	177,430	4,002,821
Cognizant Technology Solutions Corp ‘A’ *	41,900	956,577
Corning Inc	34,100	533,324
Dell Inc *	17,400	286,752
eBay Inc *	46,600	1,042,908
Flextronics International Ltd * (Singapore)	54,300	384,444
Google Inc ‘A’ *	25,000	10,013,000
Jabil Circuit Inc	107,900	1,029,366
KLA-Tencor Corp	40,500	1,281,825
Microsoft Corp	96,270	2,569,446
NetApp Inc *	43,000	783,890
Oracle Corp *	13,100	266,061
Paychex Inc	107,000	3,534,210
Polycom Inc * †	56,200	1,299,906
QUALCOMM Inc	90,110	3,872,027
SanDisk Corp * †	21,800	426,190
SAP AG ADR † (Germany)	12,700	678,561
Seagate Technology LLC - Escrow Shares * + Ж (Cayman)	17,600	1,760
VeriFone Holdings Inc * †	231,300	3,825,702
Xilinx Inc	27,800	651,910
Yahoo! Inc *	228,200	3,947,860

		52,304,581

Materials - 1.78%

Allegheny Technologies Inc †	49,200	1,453,860
Celanese Corp ‘A’	17,500	488,425
Cleveland-Cliffs Inc	15,200	804,688
Monsanto Co	4,900	485,002

		3,231,975

Telecommunication Services - 2.01%

American Tower Corp ‘A’ *	26,500	953,205
Level 3 Communications Inc * †	556,600	1,502,820
tw telecom Inc * †	115,900	1,204,201.00

		3,660,226

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Utilities - 0.30%

Allegheny Energy Inc	15,000	$551,550

Total Common Stocks (Cost $195,403,255)		173,078,047

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 95.35% (Cost $196,165,505)		173,552,192

SECURITIES LENDING COLLATERAL - 13.99%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $25,465,418)	25,465,418	25,465,418

TOTAL INVESTMENTS - 109.34% (Cost $221,630,923)		199,017,610

OTHER ASSETS & LIABILITIES, NET - (9.34%)		(17,006,565)

NET ASSETS - 100.00%		$182,011,045

Notes to Schedule of Investments
(a) Securities with a total aggregate market value of $1,760 or less than 0.005% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(b) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.06%

American Funds Insurance Series® Growth-Income Fund - Class 1	46,673,161	$1,482,339,601

TOTAL INVESTMENTS - 100.06% (Cost $1,873,131,730)		1,482,339,601

OTHER ASSETS & LIABILITIES, NET - (0.06%)		(922,593)

NET ASSETS - 100.00%		$1,481,417,008

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.04%

American Funds Insurance Series® Growth Fund - Class 1	33,500,308	$1,538,669,166

TOTAL INVESTMENTS - 100.04% (Cost $2,046,228,018)		1,538,669,166

OTHER ASSETS & LIABILITIES, NET - (0.04%)		(582,236)

NET ASSETS - 100.00%		$1,538,086,930

American Funds Growth-Income and American Funds Growth Portfolios (each a “Feeder Portfolio,” collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth-Income and Growth Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Funds’ webpage at http://www.pacificlife.com. American Funds and American Funds Insurance Series are registered trademarks of American Funds Distributors, Inc.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS - 88.63%

Consumer Discretionary - 15.41%

DISH Network Corp ‘A’ *	1,394,600	$29,286,600
Liberty Media Corp - Entertainment ‘A’ *	2,145,960	53,584,621
Liberty Media Corp - Interactive ‘A’ * †	2,300,486	29,699,274
McDonald’s Corp	1,035,000	63,859,500
News Corp ‘B’	3,383,480	41,109,282
Scripps Networks Interactive Inc ‘A’ †	870,700	31,615,117
SES SA FDR + (Luxembourg)	1,390,500	28,784,310
Target Corp	663,700	32,554,485
The Home Depot Inc	1,233,400	31,932,726
Time Warner Inc	4,185,300	54,869,283

		397,295,198

Consumer Staples - 12.83%

Altria Group Inc	1,553,700	30,825,408
Kimberly-Clark Corp	1,242,000	80,531,280
Kraft Foods Inc ‘A’	1,164,778	38,146,480
Lorillard Inc	371,100	26,403,765
Phillip Morris International Inc	1,358,300	65,334,230
Unilever PLC ADR † (United Kingdom)	971,900	26,445,399
Wal-Mart Stores Inc	1,052,900	63,058,181

		330,744,743

Energy - 10.76%

Devon Energy Corp	300,400	27,396,480
Halliburton Co	1,259,600	40,798,444
Royal Dutch Shell PLC ADR (United Kingdom)	597,600	35,264,376
Suncor Energy Inc (Canada)	821,628	34,623,404
Total SA ADR (France)	1,658,500	100,637,780
Transocean Inc † (Cayman)	351,720	38,632,925

		277,353,409

Financials - 19.86%

Aflac Inc	521,470	30,636,363
American Express Co	1,393,790	49,381,980
Capital One Financial Corp †	897,100	45,752,100
Citigroup Inc	1,416,500	29,052,415
JPMorgan Chase & Co	1,675,600	78,250,520
Loews Corp	1,532,200	60,506,578
Marsh & McLennan Cos Inc	1,315,219	41,771,355
The Bank of New York Mellon Corp	1,182,852	38,537,318
The Chubb Corp	748,400	41,087,160
The Travelers Cos Inc	1,198,570	54,175,364
Wells Fargo & Co †	1,149,050	43,123,846

		512,274,999

Health Care - 5.02%

Abbott Laboratories	727,500	41,889,450
Novartis AG ADR (Switzerland)	802,500	42,404,100
UnitedHealth Group Inc	716,000	18,179,240
WellPoint Inc *	579,300	27,093,861

		129,566,651

Industrials - 8.23%

Avery Dennison Corp †	727,200	32,345,856
General Electric Co	2,958,700	75,446,850
Raytheon Co	783,700	41,935,787
The Boeing Co	435,700	24,987,395
United Technologies Corp	623,000	37,417,380

		212,133,268

Information Technology - 4.92%

Comverse Technology Inc * †	1,378,700	13,194,159
EchoStar Corp ‘A’ *	260,080	6,267,928
International Business Machines Corp	358,200	41,895,072

Microsoft Corp	1,241,800	33,143,642
Texas Instruments Inc †	1,508,700	32,437,050

		126,937,851

Materials - 2.67%

Air Products & Chemicals Inc	424,900	29,101,401
E.I. du Pont de Nemours & Co	985,500	39,715,650

		68,817,051

Telecommunication Services - 7.10%

AT&T Inc	2,609,051	72,844,704
Embarq Corp	1,209,401	49,041,211
Sprint Nextel Corp	4,825,919	29,438,106
Verizon Communications Inc	993,600	31,884,624

		183,208,645

Utilities - 1.83%

Sempra Energy	936,300	47,255,061

Total Common Stocks (Cost $2,483,256,665)		2,285,586,876

	Principal Amount

SHORT-TERM INVESTMENTS - 11.12%

Repurchase Agreements - 11.12%

Merrill Lynch & Co Inc. 0.250% due 10/01/08 (Dated 09/30/08, repurchase price of $207,683,442; collateralized by Fannie Mae (U.S. Govt Agency Issue) 3.375% due 03/05/10 and market value $211,837,036)	$207,682,000	207,682,000
Morgan Stanley 1.150% due 10/01/08 (Dated 09/30/08, repurchase price of $79,191,530; collateralized by Federal Home Loan Bank 2.210% due 10/23/08 and market value $80,775,308)	79,189,000	79,189,000

		286,871,000

Total Short-Term Investments (Cost $286,871,000)		286,871,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.75% (Cost $2,770,127,665)		2,572,457,876

	Shares

SECURITIES LENDING COLLATERAL - 4.38%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $112,891,581)	112,891,581	112,891,581

TOTAL INVESTMENTS - 104.13% (Cost $2,883,019,246)		2,685,349,457

OTHER ASSETS & LIABILITIES, NET - (4.13%)		(106,516,806)

NET ASSETS - 100.00%		$2,578,832,651

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $28,784,310 or 1.12% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.47%

Consumer Discretionary - 1.10%

Amazon.com Inc *	10,350	$753,066

Health Care - 6.98%

BioMarin Pharmaceutical Inc * †	14,080	372,979
CardioNet Inc *	17,194	429,162
Celgene Corp *	4,560	288,557
Covance Inc *	3,370	297,942
Illumina Inc * †	22,420	908,683
Intuitive Surgical Inc *	1,860	448,223
Medco Health Solutions Inc *	8,470	381,150
Natus Medical Inc * †	14,565	330,043
NuVasive Inc * †	13,400	661,022
Pharmaceutical Product Development Inc	7,010	289,864
Varian Medical Systems Inc *	6,180	353,063

		4,760,688

Industrials - 1.76%

CoStar Group Inc * †	5,920	268,709
First Solar Inc *	3,340	630,959
SunPower Corp ‘A’ * †	4,250	301,452

		1,201,120

Information Technology - 72.16%

Accenture Ltd ‘A’ (Bermuda)	25,790	980,020
Activision Blizzard Inc *	40,000	617,200
Adobe Systems Inc *	30,486	1,203,282
Affiliated Computer Services Inc ‘A’ *	27,010	1,367,516
Amdocs Ltd * (United Kingdom)	37,430	1,024,833
Amphenol Corp ‘A’	8,460	339,584
Analog Devices Inc	35,320	930,682
ANSYS Inc *	5,240	198,439
Apple Inc *	5,630	639,906
Ariba Inc *	52,980	748,607
ASML Holding NV ‘NY’ (Netherlands)	38,743	682,264
Atheros Communications Inc * †	21,576	508,762
Autodesk Inc *	25,890	868,610
Blackboard Inc * †	16,830	678,081
Broadcom Corp ‘A’ *	18,200	339,066
CA Inc	47,680	951,693
Check Point Software Technologies Ltd * (Israel)	60,300	1,371,222
Citrix Systems Inc *	28,171	711,599
Cognizant Technology Solutions Corp ‘A’ *	50,990	1,164,102
Concur Technologies Inc * †	18,006	688,910
Corning Inc	12,860	201,130
Dell Inc *	19,340	318,723
DTS Inc * †	8,070	224,588
Equinix Inc * †	14,118	980,636
FEI Co * †	25,880	616,203
Fiserv Inc *	17,780	841,350
Google Inc ‘A’ *	2,390	957,243
Harris Corp	30,330	1,401,246
Hewlett-Packard Co	18,240	843,419
Hittite Microwave Corp * †	9,380	315,168
International Business Machines Corp	6,320	739,187
Juniper Networks Inc *	15,690	330,588
Lam Research Corp *	11,630	366,229
Marvell Technology Group Ltd * (Bermuda)	37,240	346,332
McAfee Inc *	33,010	1,121,020
MEMC Electronic Materials Inc *	68,750	1,942,875
Microchip Technology Inc †	11,780	346,685
Microsemi Corp *	16,320	415,834
Microsoft Corp	38,020	1,014,754
Monolithic Power Systems Inc * †	32,060	556,882
Net 1 U.E.P.S. Technologies Inc *	19,870	443,697
NetApp Inc *	48,980	892,905
Netlogic Microsystems Inc * †	18,660	564,278
Neutral Tandem Inc *	23,301	432,001
Nintendo Co Ltd + (Japan)	1,690	716,854
Nokia OYJ ADR (Finland)	124,980	2,330,877
Nuance Communications Inc * †	25,200	307,188
Omniture Inc * †	57,804	1,061,281
Oracle Corp *	45,450	923,090
PC Connection Inc *	15,716	105,140
QUALCOMM Inc	31,590	1,357,422
Research In Motion Ltd * (Canada)	22,340	1,525,822
salesforce.com inc * †	33,480	1,620,432
SAP AG ADR (Germany)	16,550	884,267
Satyam Computer Services Ltd ADR † (India)	16,170	261,146
Seagate Technology LLC (Cayman)	75,360	913,363
Symantec Corp *	18,670	365,559
Taleo Corp ‘A’ *	22,960	456,674
Teradata Corp *	14,020	273,390
The Ultimate Software Group Inc * †	3,355	90,585
Trimble Navigation Ltd *	10,320	266,875
Ubisoft Entertainment SA * + (France)	9,420	655,304
Varian Semiconductor Equipment Associates Inc * †	6,083	152,805
VeriSign Inc * †	33,140	864,291
VistaPrint Ltd * † (Bermuda)	16,550	543,502
Vocus Inc * †	21,470	729,121
Yahoo! Inc *	34,280	593,044

		49,225,383

Telecommunication Services - 6.47%

American Tower Corp ‘A’ *	38,951	1,401,067
Crown Castle International Corp *	44,650	1,293,510
FairPoint Communications Inc †	75,490	654,498
SBA Communications Corp ‘A’ * †	41,210	1,066,103

		4,415,178

Total Common Stocks (Cost $70,987,878)		60,355,435

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.28%

Repurchase Agreement - 6.28%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $4,284,149; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $4,372,156)	$4,284,000	4,284,000

Total Short-Term Investment (Cost $4,284,000)		4,284,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 94.75% (Cost $75,271,878)		64,639,435

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.37%

The Mellon GSL DBT II Collateral Fund 3.394% ∆ (Cost $10,483,407)	10,483,407	$10,483,407

TOTAL INVESTMENTS - 110.12% (Cost $85,755,285)		75,122,842

OTHER ASSETS & LIABILITIES, NET - (10.12%)		(6,903,760)

NET ASSETS - 100.00%		$68,219,082

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $1,372,158 or 2.01% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 14.77%

Consumer Discretionary - 1.10%

Comcast Corp 5.850% due 01/15/10	$8,250,000	$8,300,845
Cox Communications Inc 4.625% due 01/15/10	5,100,000	5,026,591
Time Warner Inc 6.750% due 04/15/11	5,100,000	5,091,524

		18,418,960

Consumer Staples - 0.27%

CVS/Caremark Corp 4.317% due 09/10/10 §	4,525,000	4,514,430

Financials - 10.57%

American General Finance Corp 4.875% due 05/15/10	7,000,000	4,355,533
ANZ Capital Trust Inc 4.484% due 12/15/53 ~ ‡	12,800,000	12,474,496
Genworth Financial Inc 5.231% due 05/16/09	4,500,000	3,822,619
Greater Bay Bancorp 5.125% due 04/15/10	2,900,000	2,949,022
ING Capital Funding Trust III 8.439% due 12/29/49 §	9,575,000	8,833,512
iStar Financial Inc 5.125% due 04/01/11	5,000,000	2,551,245
Kreditanstalt fuer Wiederaufbau (Germany) 3.750% due 06/27/11	40,400,000	41,178,508
4.500% due 09/21/09	65,700,000	66,814,929
Monumental Global Funding II 3.900% due 06/15/09 ~ Ж	7,915,000	7,804,784
Morgan Stanley 5.050% due 01/21/11	8,250,000	5,943,465
Pricoa Global Funding I 4.200% due 01/15/10 ~	7,575,000	7,520,619
The Royal Bank of Scotland Group PLC (United Kingdom) 9.118% due 03/31/10	2,650,000	2,570,500
Wachovia Capital Trust III 5.800% due 09/15/99 §	2,425,000	1,018,958
Waddell & Reed Financial Inc 5.600% due 01/15/11	4,350,000	4,402,961
Wells Fargo & Co 4.375% due 01/31/13	4,650,000	4,278,498

		176,519,649

Health Care - 0.47%

UnitedHealth Group Inc 5.125% due 11/15/10	7,725,000	7,782,667

Industrials - 0.92%

GATX Financial Corp 5.125% due 04/15/10	4,850,000	4,889,692
John Deere Capital Corp 5.400% due 04/07/10	10,250,000	10,425,111

		15,314,803

Telecommunication Services - 1.44%

AT&T Inc 5.300% due 11/15/10	8,000,000	8,126,000
Deutsche Telekom International Finance BV (Netherlands) 8.500% due 06/15/10	7,800,000	8,100,222
GTE Corp 7.510% due 04/01/09 ‡	7,750,000	7,861,290

		24,087,512

Total Corporate Bonds & Notes (Cost $254,897,801)		246,638,021

MORTGAGE-BACKED SECURITIES - 44.67%

Collateralized Mortgage Obligations - 17.33%

Adjustable Rate Mortgage Trust 4.997% due 04/25/35 “ §	899,144	770,778
Banc of America Mortgage Securities Inc 4.962% due 05/25/34 “ §	615,242	588,391
Bear Stearns Adjustable Rate Mortgage Trust 4.470% due 04/25/34 “ §	1,235,686	1,133,789
4.772% due 11/25/34 “ §	3,446,124	3,160,061
5.077% due 06/25/35 “ §	3,364,440	2,760,959
Bear Stearns Alt-A Trust 3.557% due 01/25/35 “ §	3,844,127	2,779,307
3.847% due 04/25/34 “ §	1,115,719	794,938
Chase Mortgage Finance Corp 4.133% due 02/25/37 “ §	16,023,276	14,730,039
4.168% due 02/25/37 “ §	1,622,001	1,477,335
4.608% due 02/25/37 “ §	4,722,226	4,257,893
4.624% due 02/25/37 “ §	4,829,208	4,414,931
4.630% due 02/25/37 “ §	9,521,906	8,783,632
4.822% due 02/25/37 “ §	6,256,356	5,696,884
Countrywide Alternative Loan Trust 3.467% due 12/25/35 - 01/25/46 “ § ±	7,604,777	4,909,718
3.488% due 11/20/35 “ §	4,029,763	2,582,596
3.507% due 12/25/35 “ §	9,923,989	6,454,467
3.508% due 11/20/35 “ §	9,581,369	6,126,856
3.537% due 11/20/35 “ §	4,983,434	3,190,724
4.355% due 09/25/35 “ §	1,027,766	653,542
Countrywide Home Loan Mortgage Pass-Through Trust 3.447% due 03/25/36 “ §	3,264,235	1,995,846
4.543% due 11/20/34 “ §	1,136,676	891,496
4.673% due 02/19/34 “ §	4,578,024	4,265,721
5.420% due 08/25/33 “ §	53,946	47,999
CS First Boston Mortgage Securities Corp 4.167% due 01/25/33 “ §	48,959	43,755
6.530% due 06/15/34 “	20,000,000	20,093,198
CS First Boston Mortgage Securities Corp (IO) 1.750% due 11/15/36 ~ “ § Ж	18,647,962	270,438
1.879% due 05/15/38 ~ “ § Ж	14,684,549	366,004
5.500% due 04/25/33 - 06/25/33 “ ± Ж	144,693	2,877
5.750% due 05/25/33 “ Ж	25,379	129
Downey Savings & Loan Association Mortgage Loan Trust 3.320% due 10/19/45 “ §	5,306,872	3,474,565
Fannie Mae 4.157% due 10/25/31 “ §	4,617,462	4,626,990
5.000% due 01/25/25 “	5,257,807	5,275,825
First Horizon Alternative Mortgage Securities 4.596% due 07/25/35 “ §	1,761,490	1,180,565
4.914% due 03/25/35 “ §	1,285,818	845,119

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
First Horizon Asset Securities Inc 4.750% due 12/25/34 “ §	$452,788	$400,076
Freddie Mac 0.000% due 05/15/36 - 03/15/37 “ § ± Ж	6,448,696	6,459,219
7.000% due 09/15/30 “	3,019,189	3,137,219
Harborview Mortgage Loan Trust 3.270% due 01/19/36 “ §	1,313,433	846,660
3.280% due 01/19/36 “ §	7,189,645	4,684,277
3.340% due 11/19/35 “ §	1,751,713	1,118,878
3.528% due 06/20/35 “ §	1,609,142	1,042,386
Impac CMB Trust 3.457% due 10/25/35 “ §	3,722,494	2,299,906
Impac Secured Assets CMN Owner Trust 3.457% due 03/25/36 “ §	5,716,667	3,788,310
IndyMac Index Mortgage Loan Trust 3.427% due 04/25/46 “ §	5,754,996	3,510,901
5.358% due 08/25/35 “ §	1,906,296	1,430,710
JPMorgan Chase Commercial Mortgage Securities Corp 4.738% due 07/15/42 “	16,000,000	14,141,891
JPMorgan Mortgage Trust 4.069% due 07/25/35 “ §	1,621,271	1,473,307
4.200% due 07/25/35 “ §	5,107,805	4,635,098
4.766% due 07/25/35 “ §	4,624,616	4,196,803
Lehman XS Trust 3.605% due 03/25/47 “ §	12,425,775	7,228,766
Luminent Mortgage Trust 3.397% due 07/25/36 “ §	2,621,334	1,587,640
MASTR Adjustable Rate Mortgages Trust 3.587% due 11/25/34 “ §	71,196	61,057
3.705% due 12/25/46 “ §	2,359,658	1,198,674
4.527% due 09/25/34 “ §	1,074,710	939,193
Merrill Lynch Mortgage Investors Inc 5.141% due 12/25/35 “ §	5,582,000	4,883,659
5.563% due 07/25/33 “ §	115,913	107,885
MortgageIT Trust 3.467% due 12/25/35 “ §	4,001,211	3,232,547
Prudential Commercial Mortgage Trust (IO) 1.615% due 02/11/36 ~ “ § Ж	30,869,969	858,852
Residential Accredit Loans Inc 5.895% due 11/25/37 “ §	7,220,003	4,698,712
Sequoia Mortgage Trust 3.212% due 11/20/34 “ §	1,168,847	985,850
Structured Adjustable Rate Mortgage Loan Trust 3.547% due 08/25/35 “ §	738,225	456,174
4.380% due 05/25/34 “ §	1,489,918	1,141,385
4.700% due 06/25/34 “ §	5,447,188	4,758,066
5.250% due 09/25/34 “ §	662,260	527,177
5.253% due 02/25/35 “ §	881,764	589,051
5.416% due 05/25/34 “ §	546,762	377,309
5.450% due 11/25/34 “ §	2,876,295	2,416,312
5.678% due 02/25/34 “ §	92,225	72,725
5.715% due 03/25/34 “ §	239,492	226,924
Structured Asset Mortgage Investments Inc 3.437% due 02/25/36 “ §	11,588,650	7,069,284
Structured Asset Securities Corp 4.956% due 09/25/33 “ §	2,058,622	1,962,554
4.958% due 11/25/33 “ §	1,475,253	1,468,009
5.005% due 07/25/33 “ §	714,709	677,868
Washington Mutual Mortgage Pass-Through Certificates 3.467% due 11/25/45 “ §	7,777,433	4,934,117
3.477% due 12/25/45 “ §	5,056,255	3,304,596
3.497% due 07/25/45 - 10/25/45 “ § ±	12,498,196	8,108,343
3.527% due 08/25/45 “ §	3,550,362	2,317,981
3.555% due 03/25/47 “ §	5,556,968	2,928,503
3.695% due 11/25/46 “ §	13,579,739	7,359,545
3.775% due 09/25/46 “ §	2,561,700	1,412,261
3.815% due 09/25/46 “ §	14,462,201	7,946,203
4.243% due 06/25/34 “ §	1,980,521	1,800,291
4.833% due 09/25/35 “ §	9,000,000	7,851,692
Washington Mutual Mortgage Pass-Through Certificates (IO) 0.481% due 02/25/34 + “ § Ж	5,539,248	2,271
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 “	2,275,924	2,148,375
Wells Fargo Mortgage-Backed Securities Trust 4.538% due 02/25/35 “ §	10,180,184	8,728,936
5.332% due 10/25/35 “ §	4,052,243	3,744,540
5.594% due 07/25/36 “ §	8,655,787	7,314,782

		289,241,117

Fannie Mae - 18.84%

3.859% due 06/01/35 “ §	4,029,454	4,107,162
3.911% due 06/01/33 “ §	3,100,917	3,141,895
4.000% due 11/01/13 † “	6,872,068	6,789,842
4.241% due 05/01/35 † “ §	7,987,335	8,062,303
4.269% due 03/01/35 “ §	2,290,884	2,315,984
4.306% due 04/01/34 “ §	3,977,311	4,015,707
4.329% due 01/01/35 “ §	2,280,472	2,303,294
4.351% due 08/01/35 “ §	6,850,677	6,902,509
4.370% due 12/01/33 “ §	4,615,541	4,625,033
4.485% due 05/01/33 “ §	3,771,142	3,798,994
4.500% due 06/01/18 - 12/01/18 “ ±	2,560,304	2,523,452
4.500% due 02/01/34 “ §	4,107,621	4,141,481
4.533% due 12/01/33 “ §	5,717,900	5,726,913
4.571% due 07/01/35 “ §	11,403,580	11,635,393
4.577% due 04/01/35 “ §	3,187,221	3,209,038
4.586% due 02/01/34 “ §	7,728,845	7,878,412
4.595% due 01/01/35 “ §	4,444,358	4,504,561
4.615% due 01/01/34 “ §	11,171,541	11,318,296
4.673% due 04/01/33 “ §	1,492,437	1,505,069
4.732% due 07/01/35 “ §	7,525,587	7,549,155
4.736% due 08/01/35 “ §	10,002,286	10,124,965
4.763% due 07/01/35 “ §	3,989,709	4,014,619
4.914% due 11/01/35 † “ §	4,302,652	4,313,799
4.933% due 07/01/35 “ §	5,655,059	5,678,383
4.936% due 06/01/35 “ §	5,512,229	5,526,754
5.078% due 12/01/35 “ §	3,473,386	3,493,218
5.160% due 05/01/35 “ §	2,282,003	2,300,852
5.213% due 05/01/33 “ §	206,784	208,206
5.470% due 08/01/33 “ §	7,387,436	7,455,478
5.500% due 01/01/09 - 06/01/20 “ ±	36,917,176	37,583,898
5.546% due 02/01/33 “ §	1,313,765	1,344,110
6.000% due 01/01/18 - 09/01/38 “ ±	21,857,294	22,256,430
6.103% due 02/01/33 “ §	763,720	771,897
6.500% due 05/01/33 - 10/01/38 “ ±	30,075,810	30,873,563
6.618% due 10/01/34 “ §	2,970,992	3,017,724
7.000% due 05/01/33 - 09/01/37 “ ±	31,635,124	33,060,105
7.500% due 10/01/37 † “	34,452,281	36,482,347

		314,560,841

Freddie Mac - 6.31%

4.000% due 02/01/14 - 04/01/14 “ ±	11,700,439	11,556,526
4.367% due 03/01/35 “ §	2,608,808	2,609,934
4.404% due 02/01/35 “ §	4,307,560	4,263,345
4.500% due 04/01/18 - 08/01/20 “ ±	3,300,445	3,247,099
4.569% due 08/01/35 † “ §	7,385,938	7,516,953

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
4.572% due 02/01/34 “ §	$7,914,080	$7,913,648
4.766% due 12/01/35 † “ §	8,882,149	8,801,034
4.903% due 09/01/35 “ §	9,589,665	9,716,241
5.500% due 02/01/12 - 11/01/21 “ ±	34,768,395	35,306,561
5.526% due 03/01/35 “ §	3,100,166	3,140,262
6.000% due 04/01/33 † “	10,242,007	10,417,703
7.000% due 11/01/37 “	802,998	841,210

		105,330,516

Government National Mortgage Association - 2.19%

3.750% due 01/20/35 “ §	6,486,764	6,577,367
5.250% due 07/20/34 “ §	6,688,519	6,801,412
5.500% due 07/15/20 “	3,115,389	3,193,543
5.500% due 09/20/34 “ §	3,584,401	3,660,388
6.000% due 01/15/22 “	15,752,816	16,258,227

		36,490,937

Total Mortgage-Backed Securities (Cost $826,479,436)		745,623,411

ASSET-BACKED SECURITIES - 2.71%

Chase Issuance Trust 4.960% due 09/17/12 “	17,000,000	16,892,898
CIT Mortgage Loan Trust 4.207% due 10/25/37 ~ “ § Ж	6,332,449	5,691,288
4.457% due 10/25/37 ~ “ § Ж	2,000,000	1,005,000
4.657% due 10/25/37 ~ “ § Ж	3,850,000	1,713,250
Countrywide Home Equity Loan Trust 2.708% due 12/15/29 “ §	569,008	378,790
2.708% due 04/15/30 “ §	1,306,147	676,119
2.748% due 10/15/28 “ §	918,645	715,648
2.748% due 06/15/29 “ §	822,041	453,311
GMAC Mortgage Corp Loan Trust 7.000% due 09/25/37 “	3,115,711	1,622,180
Household Home Equity Loan Trust 3.538% due 09/20/33 “ §	2,163,810	1,993,332
4.388% due 11/20/36 “ §	6,595,585	5,401,394
Lehman XS Trust 3.477% due 02/25/36 “ §	7,954,796	5,180,601
3.507% due 11/25/35 “ §	5,486,436	3,497,101

Total Asset-Backed Securities (Cost $58,114,457)		45,220,912

U.S. GOVERNMENT AGENCY ISSUES - 17.89%

Fannie Mae 0.000% due 02/23/09	37,000,000	36,564,103
0.000% due 02/24/09	36,900,000	36,462,292
3.375% due 05/19/11 †	33,000,000	33,088,407
4.680% due 06/15/11	35,700,000	36,897,449
5.125% due 04/15/11 †	28,000,000	29,278,060
Federal Home Loan Bank 7.625% due 05/14/10	40,500,000	43,254,932
Freddie Mac 3.250% due 02/25/11 †	28,200,000	28,138,609
3.875% due 12/10/10	54,400,000	54,982,026

Total U.S. Government Agency Issues (Cost $298,754,091)		298,665,878

U.S. TREASURY OBLIGATION - 2.69%

U.S. Treasury Notes - 2.69%

3.250% due 12/31/09 †	44,100,000	44,844,232

Total U.S. Treasury Obligation (Cost $44,552,185)		44,844,232

SHORT-TERM INVESTMENTS - 17.84%

Commercial Paper - 2.99%

Newport Funding Corp 2.000% due 10/17/08	50,000,000	49,937,778

U.S. Government Agency Issue - 7.49%

Federal Home Loan Bank 2.000% due 10/02/08	125,000,000	124,998,264

U.S. Treasury Bills - 6.08%

2.000% due 08/27/09	103,200,000	101,551,070

Repurchase Agreements - 1.28%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $3,051,106; collateralized by Freddie Mac (U.S. Govt Agency Issue); 0.000% due 11/10/08 and market value $3,115,625)	3,051,000	3,051,000
UBS Securities LLC 1.500% due 10/01/08 (Dated 09/30/08, repurchase price of $18,300,763; collateralized by Freddie Mac (U.S. Govt Agency Issue); 4.442% due 09/01/34 and market value $18,666,433)	18,300,000	18,300,000

		21,351,000

Total Short-Term Investments (Cost $297,580,851)		297,838,112

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.57% (Cost $1,780,378,821)		1,678,830,566

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.88%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $315,089,165)	315,089,165	$315,089,165

TOTAL INVESTMENTS - 119.45% (Cost $2,095,467,986)		1,993,919,731

TOTAL SECURITIES SOLD SHORT - (2.42%) (See Note (d) to Notes to Schedule of Investments) (Proceeds $40,414,694)		(40,370,628)

OTHER ASSETS & LIABILITIES, NET - (17.03%)		(284,286,742)

NET ASSETS - 100.00%		$1,669,262,361

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $2,271 or less than 0.005% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c) 1.45% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d) Securities sold short outstanding as of September 30, 2008 were as follows:

	Principal
Description	Amount	Value

Fannie Mae 6.000% due 10/01/30	$12,000,000	$12,155,628
7.000% due 10/01/30	27,000,000	28,215,000

Total Securities sold short (Proceeds $40,414,694)		$40,370,628

(e) Securities with an aggregate market value of $3,970,911 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
30-Day Federal Funds (09/08)	3	$15,000,000	$6,349
30-Day Federal Funds (10/08)	1	5,000,000	444
Eurodollar (03/09)	463	463,000,000	287,801
U.S. Treasury 2-Year Notes (12/08)	3,388	677,600,000	4,105,851
U.S. Treasury 5-Year Notes (12/08)	42	4,200,000	25,319
U.S. Treasury 10-Year Notes (12/08)	30	3,000,000	(11,031)

Short Futures Outstanding
Eurodollar (06/09)	216	216,000,000	177,822
Eurodollar (09/09)	216	216,000,000	120,946
Eurodollar (12/09)	216	216,000,000	160,388
Eurodollar (03/10)	216	216,000,000	154,948
U.S. Treasury 30-Year Bonds (12/08)	528	52,800,000	524,546

			$5,553,383

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 2.40%

Health Care - 2.40%

Azithromycin Royalty Sub (Unsecured) 16.000% due 05/15/19 § Ж	$14,000,000	$14,070,000
Celtic Pharmaceutical Holdings LP (Unsecured) 17.000% due 06/15/12 § Ж	2,380,410	2,392,312
Molecular Insight Pharmaceuticals Inc (Unsecured) 11.097% due 11/01/12 § Ж	3,000,000	3,067,500

		19,529,812

Total Corporate Bonds & Notes (Cost $19,225,682)		19,529,812

SENIOR LOAN NOTES - 93.49%

Consumer Discretionary - 33.18%

AWAS Capital Inc (1st Lien) 5.000% due 03/15/13 §	3,379,735	2,805,180
AWAS Capital Inc (2nd Lien) 9.250% due 03/15/13 §	2,045,530	1,483,009
Blockbuster Inc Tranche A 6.290% due 08/20/09 §	1,634,724	1,520,293
6.630% due 08/20/09 §	6,770	6,296
Blockbuster Inc Tranche B 6.540% due 08/20/11 §	1,113,415	1,010,886
6.880% due 08/20/11 §	819,732	744,247
6.950% due 08/20/11 §	1,013,751	920,400
Burlington Coat Factory Warehouse Corp 5.060% due 05/28/13 §	16,572,062	11,878,026
CBR Fashion GmbH Facility (2nd Lien) (Germany) 9.006% due 10/19/16 §	EUR 2,500,000	2,704,148
CBR Fashion GmbH Facility Term B (Germany) 7.131% due 04/20/15 §	1,250,000	1,454,720
CBR Fashion GmbH Facility Term C (Germany) 7.381% due 04/19/16 §	1,150,000	1,346,437
Cequel Communications LLC 4.791% due 11/05/13 §	$12,419,383	10,924,586
4.804% due 11/05/13 §	1,124,250	988,935
6.000% due 11/05/13 §	148	130
Charter Communications Operating LLC (Replacement Term Loan) 4.800% due 03/06/14 §	24,316,250	19,456,404
Claire’s Stores Inc Term B due 05/29/14 § ∞	7,959,698	4,833,288
5.560% due 05/29/14 § •	1,385,390	841,237
6.512% due 05/29/14 § •	604,534	367,085
Delphi Corp Tranche C (Initial Term Loan) due 12/31/08 § ∞	3,630,284	3,007,073
8.500% due 12/31/08 §	4,537,855	3,758,842
Delphi Corp Tranche C (Subsequent Term Loan) due 12/31/08 § ∞	369,716	306,247
8.500% due 12/31/08 §	462,145	382,808
Dollar General Corp Tranche B1 due 07/07/14 § ∞	2,000,000	1,789,500
5.549% due 07/07/14 §	5,647,059	5,052,706
6.454% due 07/07/14 §	352,941	315,794
Dollar General Corp Tranche B2 6.454% due 07/07/14 §	4,375,000	3,815,810
6.512% due 07/07/14 §	3,125,000	2,725,578
Euramax International Holdings BV (2nd Lien European Loan) (Netherlands) 10.791% due 06/29/13 §	331,579	223,816
Euramax International Inc (Domestic Term Loan) 8.000% due 06/29/12 §	3,190,952	2,531,494
Euramax International Inc (2nd Lien Domestic Term Loan) 10.791% due 06/29/13 §	668,421	434,474
Euramax International Inc (Revolving Facility) 7.565% due 06/29/11 §	3,219,359	2,334,035
Foamex LP (1st Lien) 5.738% due 02/12/13 §	297,059	187,147
6.041% due 02/12/13 §	9,387,059	5,913,847
7.250% due 02/12/13 §	14,853	9,358
Fontainebleau Florida Hotel LLC Tranche C 8.819% due 06/06/12 §	2,500,000	2,275,000
Ford Motor Co 5.490% due 12/16/13 §	4,974,684	3,320,601
General Motors Corp (Secured Term Loan) 5.163% due 11/29/13 §	12,424,685	8,081,264
Ginn La Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit) 5.866% due 06/08/11 § ¤	416,537	107,604
9.500% due 06/08/11 § ¤	1,167,676	301,646
Ginn La Conduit Lender Inc Tranche B (1st Lien) 8.571% due 06/08/11 § ¤	3,395,064	877,047
Green Valley Ranch Gaming LLC (2nd Lien) 6.959% due 08/16/14 §	5,500,000	2,873,750
Green Valley Ranch Gaming LLC (New Term Loan) 5.704% due 02/16/14 §	723,585	513,745
5.709% due 02/16/14 §	1,245,283	884,151
Harrah’s Operating Company Term B2 5.800% due 01/28/15 §	8,910,000	7,324,777
6.762% due 01/28/15 §	45,000	36,994
Inmar Inc 5.960% due 04/29/13 § Ж	3,762,938	3,405,459
Knology Inc 5.038% due 06/30/12 § Ж	6,109,432	5,406,848
KnowledgePoint360 Group LLC (2nd Lien) (United Kingdom) 9.810% due 04/13/15 § Ж	1,000,000	935,000
Kuilima Resort Co (1st Lien) 8.750% due 09/30/10 § ¤	3,650,000	2,384,673
Lake at Las Vegas Joint Venture due 06/20/12 § ∞ ¤ Ж	1,976,276	434,781
16.100% due 06/20/12 § ¤ Ж	14,258,964	3,136,972
11.204% due 07/16/09 § Ж	9,696,309	9,696,309
Lake at Las Vegas Joint Venture (Credit-Linked Deposit) due 06/20/12 § ∞ Ж	261,505	57,531
16.100% due 06/20/12 § Ж	1,662,083	365,658
Lear Corp Term B (1st Lien) due 04/25/12 § ∞	4,925,135	3,863,153
Metro-Goldwyn-Mayer Inc Tranche B 7.012% due 04/09/12 §	2,947,083	2,022,436
Metro-Goldwyn-Mayer Inc Tranche B1 7.012% due 04/09/12 §	1,231,250	844,945
Michaels Stores Inc (Replacement Loan) 4.750% due 10/31/13 §	5,969,097	4,409,581
6.000% due 10/31/13 §	593,712	438,596
Nielsen Finance LLC (Dollar Term Loan) due 08/09/13 § ∞	4,987,285	4,424,445
4.803% due 08/09/13 §	13,933,319	12,360,874
Nordic Cable Acquisition Co Sub-Holding AB Facility A Com Hem (Sweden) 6.883% due 01/31/13 §	SEK 17,568,571	2,258,302

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Nordic Cable Acquisition Co Sub-Holding AB Facility B2 Com Hem (Sweden) 7.383% due 01/31/14 §	SEK 17,809,524	$2,212,108
Nordic Cable Acquisition Co Sub-Holding AB Facility C ReCap (Sweden) 7.508% due 01/31/15 §	5,761,905	699,038
Ozburn-Hessey Holding Co LLC 6.330% due 08/10/12 § Ж	$5,172,006	4,706,525
6.954% due 08/10/12 § Ж	3,142,149	2,859,356
Parts Holdings SAS Facility D (France) 10.290% due 06/30/15 §	EUR 3,000,000	3,304,802
Penton Media Inc (1st Lien) 5.049% due 02/01/13 §	$5,080,645	3,734,274
5.954% due 02/01/13 §	90,605	66,595
Penton Media Inc (2nd Lien) 7.799% due 02/01/14 §	3,000,000	2,025,000
Pivotal Promontory LLC (1st Lien) 8.750% due 08/31/10 § ¤	7,475,662	5,083,450
Sabre Inc (Initial Term Loan) 4.799% due 09/30/14 §	10,983,541	7,523,725
5.709% due 09/30/14 §	7,406,045	5,073,141
Sitel LLC (U.S. Term Loan) 5.291% due 01/30/14 §	3,170,486	2,235,193
5.359% due 01/30/14 §	764,169	538,739
6.500% due 01/30/14 §	137,092	96,650
Solo Cup Co Term B1 5.990% due 02/27/11 §	317,209	299,631
6.310% due 02/27/11 §	951,626	898,891
6.720% due 02/27/11 §	1,201,632	1,135,043
Stile Acquisition Corp (Canadian Term Loan) (Canada) 6.500% due 04/06/13 §	243,919	193,428
Stile U.S. Acquisition Corp (U.S. Term Loan) 4.795% due 04/06/13 §	14,504	11,502
6.000% due 04/06/13 §	12,928	10,252
Tamarack Resort LLC Tranche A (Credit-Linked Deposit) 2.596% due 05/19/11 § Ж ¤	402,414	251,509
Tamarack Resort LLC Tranche B 8.250% due 05/19/11 § Ж ¤	594,567	371,605
The Goodyear Tire & Rubber Co (2nd Lien) 4.540% due 04/30/14 §	6,000,000	5,106,000
TME UK Acquisition Co Ltd (U.K. Term Loan) (United Kingdom) 9.030% due 04/26/14 § Ж	GBP 1,612,255	2,551,050
Totes Isotoner Corp (1st Lien) 6.262% due 01/31/13 §	$529,101	436,508
6.376% due 01/31/13 §	696,185	574,353
6.500% due 01/31/13 §	9,050	7,466
Tribune Co Tranche B (Advance) 5.786% due 06/04/14 §	12,542,982	6,557,659
Tribune Co Tranche X (Advance) 5.541% due 06/04/09 §	1,999,238	1,869,917
Univision Communications Inc (Initial Term Loan) 5.049% due 09/29/14 §	15,192,521	9,799,176
6.250% due 09/29/14 §	976,662	629,947
WAICCS Las Vegas 3 LLC (1st Lien) 5.986% due 02/01/09 § Ж	5,000,000	4,125,000
WAICCS Las Vegas 3 LLC (2nd Lien) 11.486% due 02/01/09 § Ж	4,000,000	2,900,000
Water PIK Inc (1st Lien) 5.998% due 06/15/13 § Ж	1,975,000	1,935,500
WideOpenWest Finance LLC (1st Lien) 5.296% due 06/30/14 §	4,964,103	3,822,359
5.310% due 06/30/14 §	4,964,102	3,822,359
6.269% due 06/30/14 §	1,071,795	825,282
Wimar Opco LLC 8.250% due 01/03/12 §	888,439	623,178
Young Broadcasting Inc 5.313% due 11/03/12 §	2,198,473	1,703,817
6.313% due 11/03/12 §	17,176	13,311

		269,749,317

Consumer Staples - 4.22%

Dole Food Co Inc (Credit-Linked Deposit) 2.130% due 04/12/13 §	519,662	459,641
Dole Food Co Inc Tranche B 4.563% due 04/12/13 §	831,460	735,426
6.000% due 04/12/13 §	115,292	101,976
Pinnacle Foods Finance LLC 5.236% due 04/02/14 §	946,207	788,309
5.533% due 04/02/14 §	1,957,617	1,630,940
5.558% due 04/02/14 §	90,981	75,798
Solvest Ltd Tranche C 4.563% due 04/12/13 §	1,558,987	1,378,924
4.875% due 04/12/13 §	2,078,649	1,838,565
6.000% due 04/12/13 §	162,394	143,637
Spectrum Brands Inc (Letter of Credit) 2.336% due 03/30/13 §	520,394	387,173
Spectrum Brands Inc Term B (Dollar Term Loan) 6.669% due 03/30/13 §	1,935,310	1,439,871
6.674% due 03/30/13 §	3,610,268	2,686,039
6.791% due 03/30/13 §	2,488,255	1,851,262
6.792% due 03/30/13 §	1,105,891	822,783
6.803% due 03/30/13 §	774,124	575,948
6.804% due 03/30/13 §	884,713	658,226
Wm Wrigley Jr Co Tranche B due 07/25/14 § ∞	19,000,000	18,708,350

		34,282,868

Energy - 1.87%

Continental Alloys & Services Inc (U.S. Term Loan Advance) 6.262% due 06/15/12 §	6,881,875	5,952,822
Helix Energy Solutions Group Inc 4.788% due 07/01/13 §	714,829	663,601
5.704% due 07/01/13 §	377,363	350,319
Targa Resources Inc 5.762% due 10/31/12 §	32,646	30,330
5.975% due 10/31/12 §	1,339,274	1,244,272
Targa Resources Inc (Synthetic Letter of Credit) 3.637% due 10/31/12 §	788,507	732,574
Value Creation Inc (Canada) 10.921% due 07/07/12 § Ж	6,772,296	6,264,374

		15,238,292

Financials - 4.86%

First Data Corp Tranche B1 (Initial Term Loan) 5.926% due 09/24/14 §	16,707,287	14,379,878
5.948% due 09/24/14 §	507,944	437,185
6.512% due 09/24/14 §	1,137,056	978,658
FleetCor Technologies Operating Co LLC Tranche 1 4.736% due 04/30/13 § Ж	2,250,000	2,036,250
5.973% due 04/30/13 § Ж	171,000	154,755
FleetCor Technologies Operating Co LLC Tranche 2 4.736% due 04/30/13 § Ж	489,000	442,545
HUB International Ltd (Delay Draw Term Loan) due 06/13/14 § ∞	366,108	321,260
6.262% due 06/13/14 §	1,768,032	1,551,448
HUB International Ltd (Initial Term Loan) due 06/13/14 § ∞	1,628,845	1,429,311
6.262% due 06/13/14 §	7,866,115	6,902,516

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Kyle Acquisition Group LLC Facility B due 07/20/09 § ∞ ¤	$2,857,143	$651,800
7.750% due 07/20/09 § ¤	5,714,286	1,303,600
Kyle Acquisition Group LLC Facility C due 07/20/11 § ∞ ¤	2,142,857	432,150
7.750% due 07/20/11 § ¤	4,285,714	864,300
LBREP/L-Suncal Master I LLC (1st Lien) 7.250% due 01/19/10 § ¤ Ж	1,558,158	5,843
Realogy Corp (Synthetic Letter of Credit) 3.150% due 10/10/13 § •	1,102,301	835,340
3.776% due 10/10/13 § •	1,102,302	835,341
Realogy Corp Term B 5.487% due 10/10/13 § •	5,436,063	4,119,530
6.429% due 10/10/13 § •	523,804	396,946
Spirit Finance Corp 5.801% due 08/01/13 §	2,000,000	1,400,000

		39,478,656

Health Care - 13.92%

Applied Biosystems due 09/30/15 § ∞	5,000,000	4,737,500
Aveta Inc (Original Term Loan) due 08/22/11 § ∞	565,554	489,204
9.210% due 08/22/11 §	5,544,804	4,796,255
Aveta Inc (Acquisition Term Loan) due 08/22/11 § ∞	365,614	316,256
9.210% due 08/22/11 §	3,584,550	3,100,636
Aveta Inc (New Term Loan) due 08/22/11 § ∞	66,274	57,327
9.210% due 08/22/11 §	649,771	562,052
BioTech Research Labs (1st Lien) due 03/16/14 § ∞	1,994,949	1,685,732
5.710% due 03/16/14 §	1,975,000	1,668,875
CCS Medical Inc (1st Lien) 7.020% due 09/30/12 §	16,229,808	13,308,443
CCS Medical Inc (2nd Lien) 11.770% due 03/30/13 §	2,500,000	1,906,250
Community Health Systems Inc (Funded Term Loan) 5.060% due 07/25/14 §	4,595,216	4,059,598
5.954% due 07/25/14 §	1,049,016	926,743
5.973% due 07/25/14 §	413,054	364,908
Fenwal Inc (1st Lien Delayed Draw Term Loan) 5.044% due 02/28/14 §	839,286	716,540
5.060% due 02/28/14 §	839,285	716,540
Fenwal Inc (1st Lien Initial Term Loan) 5.060% due 02/28/14 §	9,920,357	8,382,702
HCA Inc Tranche B 6.012% due 11/18/13 §	26,224,593	23,349,460
Inverness Medical Holdings U.S. LLC (1st Lien) 5.429% due 06/26/14 §	1,389,517	1,281,829
5.476% due 06/26/14 §	902,702	832,743
LifeCare Holdings Inc 7.960% due 08/11/12 §	11,327,379	9,458,361
Medical Staffing Network Inc (2nd Lien) 9.291% due 07/02/14 § Ж	1,000,000	965,000
Mylan Inc Tranche B (U.S. Term Loan) 7.000% due 10/02/14 §	9,946,449	9,366,223
7.063% due 10/02/14 §	14,389,701	13,550,278
Select Medical Corp Tranche B 4.812% due 02/24/12 §	6,646,955	5,899,173
5.188% due 02/24/12 §	531,756	471,933
5.723% due 02/24/12 §	259,231	230,068
6.000% due 02/24/12 §	2,659	2,360

		113,202,989

Industrials - 8.70%

Alpha Topco Ltd Facility B1 (Formula One) (United Kingdom) 5.954% due 12/31/13 §	2,428,571	2,159,219
Alpha Topco Ltd Facility B2 (Formula One) (United Kingdom) 5.954% due 12/31/13 §	1,669,643	1,536,071
Alpha Topco Ltd Facility D (Formula One) (2nd Lien) (United Kingdom) 6.634% due 06/30/14 §	2,000,000	1,677,500
Atrium Cos Inc (Closing Date Term Loan) 6.540% due 05/31/12 §	4,632,071	3,404,573
7.520% due 05/31/12 §	1,663,659	1,222,789
Avio Investments SPA Facility (2nd Lien) (Italy) 9.256% due 06/14/16 §	EUR 2,245,279	2,497,108
9.371% due 06/14/16 §	1,754,721	1,951,529
BakerCorp Tranche C 4.738% due 05/08/14 §	$5,058,954	4,401,290
5.954% due 05/08/14 §	4,322,296	3,760,397
Delta Air Lines Inc (2nd Lien) 6.954% due 04/30/14 §	4,944,925	3,514,433
Delta Air Lines Inc (Credit-Linked Deposit) 3.776% due 04/30/12 §	109,464	90,718
5.709% due 04/30/12 §	1,870,536	1,550,207
FR Brand Acquisition Corp Term B (1st Lien) 5.063% due 02/07/14 §	379,338	344,723
6.063% due 02/07/14 §	4,742,662	4,309,895
Gainey Corp 13.000% due 04/20/12 § ¤	3,764,606	1,279,967
Generac Acquisition Corp (1st Lien) 5.288% due 11/11/13 §	1,039,131	750,128
Generac Acquisition Corp (2nd Lien) 8.788% due 05/10/14 §	1,000,000	472,000
Hunter Defense Technologies Inc 7.020% due 08/22/14 §	950,303	788,751
7.250% due 08/22/14 §	49,697	41,249
Key Safety Systems Inc (1st Lien) 5.036% due 03/08/14 §	1,736,111	1,371,528
5.959% due 03/08/14 §	513,889	405,972
6.019% due 03/08/14 §	3,906,250	3,085,937
The Manitowoc Co Inc Term B due 08/25/14 § ∞	5,000,000	4,810,000
United Air Lines Inc Tranche B 4.750% due 02/03/14 §	2,738,896	1,713,522
5.750% due 02/03/14 §	6,608,597	4,134,503
US Airways Group Inc 6.209% due 03/24/14 §	17,662,500	11,039,062
Vangent Inc 4.820% due 02/14/13 §	9,118,654	8,457,551

		70,770,622

Information Technology - 5.95%

Aeroflex Inc Tranche B2 6.563% due 08/15/14 §	990,000	861,300
Aspect Software Inc (2nd Lien) 9.875% due 07/11/12 §	2,000,000	1,820,000
Freescale Semiconductor Inc due 11/29/13 § ∞	1,989,874	1,634,194
4.236% due 11/29/13 §	12,764,306	10,482,750
Intergraph Corp (1st Lien Initial Term Loan) 4.809% due 05/29/14 §	6,677,481	6,143,282
Serena Software Inc 4.680% due 03/11/13 §	3,304,186	3,006,809
SkillSoft Corp 7.262% due 05/14/13 § Ж	5,747,866	5,316,777

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SunGard Data Systems Inc (New Term Loan) due 02/28/14 § ∞	$6,000,000	$5,785,020
SunGard Data Systems Inc Term B 4.553% due 02/28/14 §	5,424,530	4,746,490
Verint Systems Inc 5.736% due 05/27/14 § Ж	4,692,308	3,988,462
Vertafore Inc (New Term Loan) 5.311% due 01/31/12 §	4,915,579	4,583,778

		48,368,862

Materials - 5.42%

Appleton Papers Inc Term B 4.541% due 06/05/14 §	1,995,810	1,771,281
4.553% due 06/05/14 §	1,995,810	1,771,281
5.512% due 06/05/14 §	1,920,968	1,704,859
Berry Plastics Corp Term C due 04/03/15 § ∞ •	1,984,887	1,615,698
Boise Paper Holdings LLC (2nd Lien) due 02/23/15 § ∞	2,000,000	1,820,000
Custom Building Products Inc (1st Lien) 5.954% due 10/20/11 §	1,171,335	972,208
Custom Building Products Inc (2nd Lien) 8.704% due 04/20/12 §	3,000,000	2,370,000
Inuit Holdings U.S. Inc Facility B2 6.080% due 06/13/15 §	3,741,591	2,707,977
Inuit Holdings U.S. Inc Facility C2 6.330% due 06/13/16 §	3,741,591	2,768,778
Matrix Acquisition Corp Tranche B 5.762% due 04/11/14 §	4,661,792	4,149,014
PSE ACQCO Ltd Term B (USD Senior) (United Kingdom) 6.205% due 05/30/15 § Ж	3,000,000	2,550,000
PSE ACQCO Ltd Term C (USD Senior) (United Kingdom) 6.455% due 05/30/16 § Ж	3,000,000	2,550,000
Solutia Inc 8.500% due 02/28/14 §	15,927,362	14,629,281
United Central Industrial Supply Co LLC 4.937% due 03/31/12 §	1,339,065	1,245,331
4.998% due 03/31/12 §	242,981	225,972
5.069% due 03/31/12 §	1,339,064	1,245,330

		44,097,010

Telecommunication Services - 8.85%

ALLTEL Communications Inc Tranche B1 4.997% due 05/15/15 §	6,964,824	6,742,855
ALLTEL Communications Inc Tranche B2 5.316% due 05/15/15 §	7,947,331	7,703,944
Clearwire Corp 8.820% due 07/03/12 §	9,900,000	9,405,000
Cricket Communications Inc Term B due 06/16/13 § ∞	2,992,347	2,872,668
7.262% due 06/16/13 §	8,789,061	8,437,543
Integra Telecom Holdings Inc 7.046% due 08/31/13 §	504,202	432,353
7.060% due 08/31/13 §	672,269	576,471
8.012% due 08/31/13 §	803,529	689,026
Level 3 Financing Inc due 03/13/14 § ∞	3,000,000	2,568,765
4.737% due 03/13/14 §	3,214,286	2,752,249
5.038% due 03/13/14 §	8,035,714	6,880,620
MetroPCS Wireless Inc Tranche B 5.063% due 11/04/13 §	13,236,797	11,896,572
6.000% due 11/04/13 §	7,518,500	6,757,252
PAETEC Holding Corp (Replacement Term Loan) 6.204% due 02/28/13 §	1,250,195	1,052,251
UPC Financing Partnership Facility N (Netherlands) 4.236% due 12/31/14 §	3,500,000	3,167,500

		71,935,069

Utilities - 6.52%

ANP Funding I LLC Tranche A due 07/29/10 § ∞	1,888,889	1,822,778
Bosque Power Co due 01/16/15 § ∞	4,994,034	4,619,482
Boston Generating LLC (1st Lien) 6.012% due 12/20/13 §	1,904,495	1,526,929
Calpine Corp (First Priority Term Loan) due 03/31/14 § ∞	1,994,975	1,716,446
6.645% due 03/31/14 §	14,929,812	12,845,386
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit) 2.850% due 06/28/13 §	2,761,209	2,436,767
Coleto Creek Power LP (1st Lien) 6.512% due 06/28/13 §	2,795,336	2,466,884
Mach Gen LLC (1st Lien Synthetic Letter of Credit) 2.250% due 02/22/13 §	791,445	710,816
Mach Gen LLC Term B (1st Lien) 4.810% due 02/22/14 §	7,505,395	6,740,783
Texas Competitive Electric Co Tranche B2 (Initial Term Loan) 5.989% due 10/10/14 §	3,635,780	3,072,235
6.303% due 10/10/14 §	10,198,289	8,617,554
7.262% due 10/10/14 §	105,604	89,235
Texas Competitive Electric Co Tranche B3 (Initial Term Loan) 5.989% due 10/10/14 §	708,613	600,815
6.303% due 10/10/14 §	6,684,792	5,667,869
7.262% due 10/10/14 §	56,438	47,852

		52,981,831

Total Senior Loan Notes (Cost $910,548,308)		760,105,516

SHORT-TERM INVESTMENT - 8.42%

Repurchase Agreement - 8.42%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $68,440,376; collateralized by Federal Home Loan Bank: 4.625% due 10/15/08 and market value $69,811,188)	68,438,000	68,438,000

Total Short-Term Investment (Cost $68,438,000)		68,438,000

TOTAL INVESTMENTS - 104.31% (Cost $998,211,990)		848,073,328

OTHER ASSETS & LIABILITIES, NET - (4.31%)		(35,068,795)

NET ASSETS - 100.00%		$813,004,533

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $2,090,512 or 0.26% of the net assets as of September 30, 2008, which could be extended at the option of the borrower.

	Unfunded Loan	Unrealized
Borrower	Commitments	Appreciation

Community Health Systems Inc (Delayed Draw Term Loan)	$309,871	$20,765
Euramax International Inc (Revolving Facility Term Loan)	1,780,641	329,566

	$2,090,512	$350,331

(c) Senior Loans with a total aggregate market value of $17,486,947 or 2.15% of the net assets were in default as of September 30, 2008.
(d) 10.69% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 31.92%

Consumer Discretionary - 3.12%

ArvinMeritor Inc 8.750% due 03/01/12	$14,000	$11,830
Boyd Gaming Corp 7.750% due 12/15/12	14,000	12,390
CCO Holdings LLC 8.750% due 11/15/13	1,725,000	1,509,375
Charter Communications Operating LLC 8.000% due 04/30/12 ~	264,000	237,600
Comcast Corp 3.088% due 07/14/09 §	3,050,000	2,985,023
6.950% due 08/15/37	1,745,000	1,492,582
CVS Lease Pass-Through Trust 6.036% due 12/10/28 ~	3,369,132	3,032,410
Daimler Finance North America LLC 5.875% due 03/15/11	4,700,000	4,686,582
Dex Media West LLC 9.875% due 08/15/13	1,645,000	1,024,012
DIRECTV Holdings LLC 6.375% due 06/15/15	3,169,000	2,804,565
Hanesbrands Inc 6.508% due 12/15/14 §	2,415,000	2,016,525
J.C. Penney Corp Inc 8.000% due 03/01/10	14,000	14,285
Jarden Corp 7.500% due 05/01/17 †	2,410,000	2,018,375
K2 Inc 5.610% due 02/15/10 + ¤ Ж	4,000,000	—
6.010% due 02/15/10 + ¤ Ж	6,000,000	—
Liberty Media Corp 5.700% due 05/15/13	14,000	11,714
LIN Television Corp 6.500% due 05/15/13	14,000	10,990
McDonald’s Corp 6.300% due 10/15/37	1,495,000	1,455,184
Mediacom LLC 9.500% due 01/15/13	14,000	12,600
MGM MIRAGE 5.875% due 02/27/14	14,000	10,185
6.750% due 04/01/13	665,000	522,025
7.500% due 06/01/16	3,000,000	2,205,000
Mohegan Tribal Gaming Authority 7.125% due 08/15/14 †	14,000	10,010
Neiman-Marcus Group Inc 9.000% due 10/15/15	1,884,000	1,587,270
News America Inc 6.200% due 12/15/34	1,000,000	799,558
Quebecor Media Inc (Canada) 7.750% due 03/15/16	2,810,000	2,472,800
Quiksilver Inc 6.875% due 04/15/15	14,000	9,730
Rent-A-Center Inc 7.500% due 05/01/10 †	14,000	13,755
Royal Caribbean Cruises Ltd (Liberia) 8.750% due 02/02/11	14,000	13,650
Sally Holdings LLC 9.250% due 11/15/14 †	1,555,000	1,473,362
Sealy Mattress Co 8.250% due 06/15/14 †	2,519,000	1,990,010
Simmons Co 0.000% due 12/15/14 §	2,095,000	1,183,675
Starwood Hotels & Resorts Worldwide Inc 7.875% due 05/01/12	14,000	13,898
Station Casinos Inc 6.000% due 04/01/12	14,000	7,910
Steinway Musical Instruments Inc 7.000% due 03/01/14 ~	800,000	696,000
Stewart Enterprises Inc 6.250% due 02/15/13	1,445,000	1,336,625
Target Corp 7.000% due 01/15/38	1,295,000	1,222,101
Tenneco Inc 8.125% due 11/15/15	1,120,000	963,200
8.625% due 11/15/14	14,000	11,200
The Goodyear Tire & Rubber Co 9.000% due 07/01/15 †	1,016,000	1,010,920
The Home Depot Inc 2.944% due 12/16/09 §	1,925,000	1,811,614
Time Warner Cable Inc 6.550% due 05/01/37	1,565,000	1,271,062
7.300% due 07/01/38	4,305,000	3,840,275
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	848,217
Time Warner Inc 3.034% due 11/13/09 §	2,800,000	2,688,988
5.875% due 11/15/16	1,160,000	1,021,078
TRW Automotive Inc 7.000% due 03/15/14 ~	1,100,000	913,000
7.250% due 03/15/17 ~	1,000,000	795,000
Vail Resorts Inc 6.750% due 02/15/14	2,390,000	2,252,575
Viacom Inc 3.169% due 06/16/09 §	1,900,000	1,879,727
Videotron Ltee (Canada) 6.875% due 01/15/14	1,075,000	1,021,250
Visant Holding Corp 0.000% due 12/01/13 §	1,270,000	1,155,700
8.750% due 12/01/13	495,000	456,638
Wynn Las Vegas LLC 6.625% due 12/01/14	14,000	12,005

		60,856,055

Consumer Staples - 1.94%

Ahold Finance USA Inc 8.250% due 07/15/10	14,000	14,657
Constellation Brands Inc 7.250% due 09/01/16	1,980,000	1,831,500
CVS Caremark Corp 3.111% due 06/01/10 §	6,500,000	6,227,422
Del Monte Corp 6.750% due 02/15/15	1,865,000	1,687,825
8.625% due 12/15/12	14,000	13,930
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,450,689
Dr Pepper Snapple Group Inc 6.820% due 05/01/18 ~	4,845,000	4,684,727
Kraft Foods Inc 6.000% due 02/11/13	5,360,000	5,332,208
New Albertson’s Inc 7.500% due 02/15/11	14,000	14,070
Phillip Morris International Inc 6.375% due 05/16/38	1,970,000	1,738,206
Reynolds American Inc 7.250% due 06/01/13	14,000	14,401
Safeway Inc 6.350% due 08/15/17	2,575,000	2,499,766
Smithfield Foods Inc 7.750% due 05/15/13	14,000	11,830
The Kroger Co 6.400% due 08/15/17	2,610,000	2,506,725

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Wal-Mart Stores Inc 5.250% due 09/01/35	$1,730,000	$1,387,296
5.375% due 04/05/17	4,815,000	4,694,582
6.500% due 08/15/37	830,000	781,198

		37,891,032

Energy - 3.34%

Anadarko Petroleum Corp 3.219% due 09/15/09 §	1,975,000	1,952,195
6.450% due 09/15/36	4,105,000	3,227,486
Cameron International Corp 7.000% due 07/15/38	1,600,000	1,344,616
Canadian Natural Resources Ltd (Canada) 6.250% due 03/15/38	2,770,000	2,142,429
Chesapeake Energy Corp 6.500% due 08/15/17	650,000	572,000
7.000% due 08/15/14	925,000	869,500
7.500% due 09/15/13	14,000	13,615
EnCana Corp (Canada) 6.625% due 08/15/37	1,375,000	1,119,686
Encore Acquisition Co 6.000% due 07/15/15	14,000	11,200
Enterprise Products Operating LP 6.300% due 09/15/17	4,360,000	4,072,846
Frontier Oil Corp 6.625% due 10/01/11	14,000	13,300
Gaz Capital SA (Russia) 7.288% due 08/16/37 ~	8,350,000	5,970,250
Gazprom International SA (Russia) 7.201% due 02/01/20 ~	3,220,035	2,911,748
Inergy LP 6.875% due 12/15/14	14,000	12,320
Kerr-McGee Corp 6.875% due 09/15/11	14,000	14,379
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	3,000,000	2,676,843
Nakilat Inc (Qatar) 6.067% due 12/31/33 ~	2,795,000	2,497,344
Nexen Inc (Canada) 6.400% due 05/15/37	5,687,000	4,515,091
NGPL PipeCo LLC 7.119% due 12/15/17 ~	5,010,000	4,762,967
Peabody Energy Corp 6.875% due 03/15/13	14,000	13,580
Pemex Project Funding Master Trust 4.591% due 10/15/09 ~ §	2,500,000	2,493,875
Qatar Petroleum (Qatar) 5.579% due 05/30/11 ~	1,633,415	1,654,117
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 5.832% due 09/30/16 ~	3,920,000	3,799,574
Sonat Inc 7.625% due 07/15/11 †	2,325,000	2,364,606
Spectra Energy Capital LLC 7.500% due 09/15/38	2,580,000	2,402,452
Suncor Energy Inc (Canada) 6.850% due 06/01/39	3,460,000	3,016,487
Transocean Inc (Cayman) 6.800% due 03/15/38	3,710,000	3,414,183
Valero Energy Corp 6.625% due 06/15/37	2,655,000	2,297,788
Williams Cos Inc 8.125% due 03/15/12	14,000	14,155
XTO Energy Inc 5.750% due 12/15/13	2,435,000	2,340,225
6.375% due 06/15/38	3,160,000	2,587,689

		65,098,546

Financials - 13.04%

Allstate Life Global Funding Trusts 5.375% due 04/30/13	7,080,000	6,841,446
American International Group Inc 8.250% due 08/15/18 ~	4,585,000	2,667,393
Arch Western Finance LLC 6.750% due 07/01/13	1,680,000	1,587,600
Bancaja U.S. Debt SAU (Spain) 2.940% due 07/10/09 ~ §	2,000,000	1,942,844
Bank of America Corp 5.650% due 05/01/18	6,720,000	5,670,161
Bank of America NA 2.819% due 06/12/09 §	11,000,000	10,947,871
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	2,695,766
Barclays Bank PLC (United Kingdom) 5.926% due 12/15/99 ~ §	3,060,000	2,131,116
7.434% due 12/15/99 ~ §	2,400,000	1,957,390
Caterpillar Financial Services Corp 2.867% due 05/18/09 §	1,750,000	1,747,814
5.450% due 04/15/18	4,315,000	3,867,293
Citigroup Funding Inc 3.678% due 05/08/09 §	3,000,000	2,955,531
Citigroup Inc 5.500% due 04/11/13	8,420,000	7,356,571
6.000% due 08/15/17	3,515,000	2,982,551
6.125% due 11/21/17	3,630,000	3,081,449
Credit Agricole SA (France) 2.859% due 05/28/10 ~ §	10,000,000	9,917,040
Credit Suisse Guernsey Ltd (Switzerland) 5.860% due 12/01/99 §	3,630,000	2,752,462
Credit Suisse USA Inc 2.944% due 12/09/08 §	3,500,000	3,477,337
Depfa ACS Bank (Ireland) 5.125% due 03/16/37 † ~	3,285,000	3,125,513
Deutsche Bank AG (Germany) 5.375% due 10/12/12	4,495,000	4,335,068
Deutsche Bank AG NY (Germany) 3.304% due 02/16/10 §	10,000,000	9,994,350
Ford Motor Credit Co LLC 7.000% due 10/01/13	14,000	8,612
7.800% due 06/01/12	2,465,000	1,531,650
General Electric Capital Corp 2.825% due 10/26/09 §	1,500,000	1,490,503
5.875% due 01/14/38	5,820,000	4,303,261
6.150% due 08/07/37	1,105,000	848,458
General Motors Acceptance Corp LLC 6.750% due 12/01/14	14,000	5,379
6.875% due 08/28/12	1,040,000	413,656
Genworth Financial Inc 5.231% due 05/16/09	8,600,000	7,305,451
Genworth Life Institutional Funding Trust 5.875% due 05/03/13 ~	7,000,000	6,479,858
Goldman Sachs Capital II 5.793% due 06/01/43 §	3,875,000	1,703,489
HBOS PLC (United Kingdom) 5.920% due 10/01/99 ~ §	5,900,000	3,483,979
6.657% due 11/21/99 † ~ §	1,650,000	935,210
Host Hotels & Resorts LP 6.375% due 03/15/15	2,095,000	1,712,662
7.125% due 11/01/13	1,424,000	1,274,480
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	4,542,224
HSBC Finance Corp 3.153% due 06/19/09 §	1,480,000	1,433,050
4.125% due 12/15/08	6,289,000	6,222,198
ICICI Bank Ltd (India) 3.328% due 01/12/10 ~ §	1,950,000	1,894,439

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/30/56 § ¤ Ж	$9,450,000	$4,725
Lehman Brothers Holdings Inc 2.951% due 05/25/10 ¤	3,085,000	401,050
Liberty Mutual Group Inc 7.500% due 08/15/36 ~	2,700,000	2,136,181
Lincoln National Corp 7.000% due 05/17/66 §	7,450,000	5,689,006
Links Finance Corp (Cayman) 3.069% due 06/15/10 + ~ § Ж	5,000,000	—
Merrill Lynch & Co Inc 2.894% due 08/14/09 §	4,000,000	3,858,424
3.074% due 09/09/09 §	1,500,000	1,442,846
Metropolitan Life Global Funding I 2.847% due 05/17/10 ~ §	10,000,000	9,873,450
5.125% due 04/10/13 ~	7,285,000	7,084,225
Morgan Stanley 5.450% due 01/09/17	5,155,000	3,202,394
6.625% due 04/01/18	4,040,000	2,677,773
Nationwide Financial Services Inc 6.750% due 05/15/37 †	2,400,000	1,300,577
PNC Funding Corp 2.507% due 06/12/09 §	11,000,000	10,925,629
Principal Life Income Funding Trusts 5.300% due 04/24/13	4,805,000	4,794,708
QBE Capital Funding II LP (United Kingdom) 6.797% due 12/31/99 ~ §	2,895,000	2,314,807
Reinsurance Group of America Inc 6.750% due 12/15/65 §	1,920,000	1,251,850
Shinsei Finance II (Cayman) 7.160% due 07/25/99 ~ §	8,290,000	4,253,806
SLM Corp 2.940% due 07/27/09 §	2,750,000	2,421,048
Standard Chartered PLC (United Kingdom) 6.409% due 01/01/99 ~ §	3,900,000	3,010,012
Swiss Re Capital I LP (United Kingdom) 6.854% due 05/25/99 ~ §	6,335,000	5,391,636
The Bank of New York Mellon Corp 3.784% due 06/29/10 §	7,500,000	7,406,250
The Goldman Sachs Group Inc 3.300% due 06/23/09 §	2,675,000	2,543,112
3.869% due 06/28/10 §	4,500,000	3,929,054
5.625% due 01/15/17	1,165,000	828,154
5.950% due 01/15/27	3,270,000	2,000,328
6.750% due 10/01/37	2,645,000	1,770,031
The Royal Bank of Scotland Group PLC (United Kingdom)
6.990% due 04/05/56 ~ §	4,600,000	3,433,371
7.640% due 03/31/56 §	3,600,000	2,686,010
The Travelers Cos Inc 6.250% due 03/15/37 §	5,860,000	4,513,981
VTB 24 Capital PLC (Ireland) 3.635% due 12/07/09 §	6,500,000	5,874,375
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	1,235,048
XL Capital Ltd (Cayman) 6.500% due 12/31/99 §	5,105,000	3,016,167
ZFS Finance USA Trust II 6.450% due 12/15/65 ~ §	7,445,000	5,367,875

		254,261,028

Health Care - 1.14%

Biomet Inc 10.375% due 10/15/17 †	3,985,000	3,965,075
Community Health Systems Inc 8.875% due 07/15/15	2,425,000	2,315,875
DaVita Inc 6.625% due 03/15/13	14,000	13,370
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,455,000	3,253,905
HCA Inc 9.250% due 11/15/16	1,330,000	1,296,750
9.625% due 11/15/16	3,890,000	3,705,225
Omnicare Inc 6.875% due 12/15/15	14,000	12,530
The Cooper Cos Inc 7.125% due 02/15/15	2,405,000	2,368,925
UnitedHealth Group Inc 3.384% due 06/21/10 §	5,525,000	5,347,813

		22,279,468

Industrials - 2.04%

ACCO Brands Corp 7.625% due 08/15/15	1,425,000	1,097,250
Allied Waste North America Inc 5.750% due 02/15/11	14,000	13,475
7.250% due 03/15/15	840,000	808,500
7.375% due 04/15/14 †	715,000	698,912
American Airlines Pass-Through Trust 6.817% due 05/23/11	14,000	10,920
Ashtead Capital Inc 9.000% due 08/15/16 ~	900,000	778,500
Baldor Electric Co 8.625% due 02/15/17	720,000	691,200
Bombardier Inc (Canada) 6.750% due 05/01/12 ~	14,000	13,510
Citic Resources Finance Ltd (United Kingdom) 6.750% due 05/15/14 ~	3,644,000	2,778,550
Corrections Corp of America 6.250% due 03/15/13	334,000	313,960
CSC Holdings Inc 7.625% due 04/01/11	14,000	13,510
CSX Corp 7.450% due 04/01/38	3,010,000	2,768,159
DRS Technologies Inc 6.625% due 02/01/16	14,000	14,210
General Electric Co 5.250% due 12/06/17	5,535,000	4,851,793
Hawker Beechcraft Acquisition Co LLC 8.875% due 04/01/15 †	2,355,000	2,143,050
International Lease Finance Corp 3.031% due 05/24/10 §	1,625,000	1,302,490
John Deere Capital Corp 2.871% due 07/16/10 §	10,000,000	9,929,360
5.350% due 04/03/18	3,480,000	3,160,466
L-3 Communications Corp 5.875% due 01/15/15	1,660,000	1,510,600
7.625% due 06/15/12	14,000	13,825
RSC Equipment Rental Inc 9.500% due 12/01/14 †	550,000	419,375
Siemens Financieringsmaatschappij NV (Netherlands) 2.854% due 08/14/09 ~ §	2,250,000	2,248,094
Terex Corp 8.000% due 11/15/17	2,440,000	2,232,600
The Hertz Corp 8.875% due 01/01/14	519,000	450,232
United Rentals North America Inc 6.500% due 02/15/12	25,000	21,000
United Technologies Corp 2.881% due 06/01/09 §	1,500,000	1,497,076

		39,780,617

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Information Technology - 1.70%

Celestica Inc (Canada) 7.875% due 07/01/11	$14,000	$13,650
EchoStar DBS Corp 6.375% due 10/01/11	14,000	12,915
7.125% due 02/01/16	4,120,000	3,326,900
Flextronics International Ltd (Singapore) 6.500% due 05/15/13	14,000	12,495
Freescale Semiconductor Inc 9.125% due 12/15/14	1,140,000	723,900
Hewlett-Packard Co 2.879% due 06/15/10 §	11,000,000	10,956,957
4.500% due 03/01/13	7,225,000	6,949,171
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,058,070
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,705,725
NXP BV (Netherlands) 9.500% due 10/15/15 †	1,450,000	750,375
Open Solutions Inc 9.750% due 02/01/15 ~	525,000	343,875
Oracle Corp 6.500% due 04/15/38	1,860,000	1,696,229
Sanmina-SCI Corp 6.750% due 03/01/13 †	14,000	12,320
Sensata Technologies BV (Netherlands) 8.000% due 05/01/14 †	2,260,000	1,921,000
SunGard Data Systems Inc 10.250% due 08/15/15	1,775,000	1,548,688
Unisys Corp 8.000% due 10/15/12	14,000	11,410
Xerox Corp 7.125% due 06/15/10	14,000	14,327

		33,058,007

Materials - 1.18%

Ball Corp 6.875% due 12/15/12	14,000	14,052
Crown Americas LLC 7.750% due 11/15/15	14,000	13,720
Freeport-McMoRan Copper & Gold Inc 8.250% due 04/01/15	2,390,000	2,351,072
Georgia-Pacific LLC 7.000% due 01/15/15 ~	1,660,000	1,518,900
7.700% due 06/15/15	780,000	717,600
8.125% due 05/15/11	14,000	13,930
Graphic Packaging International Corp 8.500% due 08/15/11	14,000	13,370
Huntsman LLC 11.500% due 07/15/12	550,000	563,750
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	1,550,000	844,750
Nalco Co 7.750% due 11/15/11	1,429,000	1,407,565
8.875% due 11/15/13	920,000	922,300
Nova Chemicals Corp (Canada) 6.500% due 01/15/12	14,000	12,530
Owens-Brockway Glass Containers Inc 6.750% due 12/01/14	14,000	13,370
8.250% due 05/15/13	225,000	225,000
PolyOne Corp 8.875% due 05/01/12	2,610,000	2,492,550
Rio Tinto Finance USA Ltd (Australia) 5.875% due 07/15/13	10,055,000	9,867,173
Smurfit-Stone Container Enterprises Inc 8.375% due 07/01/12	1,660,000	1,402,700
Terra Capital Inc 7.000% due 02/01/17	690,000	658,950

		23,053,282

Telecommunication Services - 2.12%

AT&T Incc 6.300% due 01/15/38	6,450,000	5,357,757
6.400% due 05/15/38	940,000	791,207
Cincinnati Bell Inc 7.000% due 02/15/15	14,000	11,830
Cricket Communications Inc 9.375% due 11/01/14	1,875,000	1,753,125
Deutsche Telekom International Finance BV (Netherlands) 6.750% due 08/20/18	1,545,000	1,434,486
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 † ~	575,000	484,438
Frontier Communications Corp 6.250% due 01/15/13	14,000	13,178
MetroPCS Wireless Incc 9.250% due 11/01/14	1,730,000	1,626,200
Nordic Telephone Co Holdings (Denmark) 8.875% due 05/01/16 ~	2,305,000	2,109,075
PAETEC Holding Corp 9.500% due 07/15/15	500,000	345,000
Qwest Communications International Inc 6.304% due 02/15/09 §	151,000	149,868
7.250% due 02/15/11	1,050,000	1,000,125
Qwest Corp 7.875% due 09/01/11	14,000	13,510
8.875% due 03/15/12	1,555,000	1,531,675
Rogers Communications Inc (Canada) 6.800% due 08/15/18	2,540,000	2,407,133
Rogers Wireless Inc (Canada) 9.625% due 05/01/11	8,014,000	8,592,803
Telecom Italia Capital SA (Luxembourg) 7.721% due 06/04/38	4,695,000	3,901,263
Telefonica Emisiones SAU (Spain) 3.504% due 06/19/09 §	3,500,000	3,480,043
Verizon Communications Inc 5.350% due 02/15/11	2,700,000	2,714,634
6.400% due 02/15/38	4,365,000	3,653,854

		41,371,204

Utilities - 2.30%

Abu Dhabi National Energy Co (United Arab Emirates) 5.620% due 10/25/12 ~	8,965,000	8,702,092
AEP Texas Central Transition Funding LLC 5.306% due 07/01/20	2,500,000	2,181,766
CMS Energy Corp 6.300% due 02/01/12	14,000	13,591
Dominion Resources Inc 5.150% due 07/15/15	4,500,000	4,182,210
Dynegy Holdings Inc 8.375% due 05/01/16	14,000	12,250
E.ON International Finance BV (Netherlands) 5.800% due 04/30/18 ~	5,860,000	5,610,821
Edison Mission Energy 7.500% due 06/15/13	14,000	13,510
Energy Future Holdings Corp 10.875% due 11/01/17 ~	665,000	603,488
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp 6.750% due 05/01/14	14,000	11,480
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
MidAmerican Energy Holdings Co 6.125% due 04/01/36	$2,575,000	$2,172,296
6.500% due 09/15/37	2,400,000	2,112,000
Mirant Americas Generation LLC 8.300% due 05/01/11	775,000	749,812
Mirant North America LLC 7.375% due 12/31/13	2,039,000	1,926,855
NRG Energy Inc 7.375% due 02/01/16	3,225,000	2,910,562
ONEOK Partners LP 5.900% due 04/01/12	1,280,000	1,260,198
PacifiCorp 5.650% due 07/15/18 †	4,360,000	4,136,594
Tampa Electric Co 6.550% due 05/15/36	2,000,000	1,753,920
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15 ~	1,790,000	1,624,425
The AES Corp 8.750% due 05/15/13 ~	16,000	16,160
Veolia Environnement (France) 6.000% due 06/01/18	2,040,000	1,959,673
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	1,521,168
Wind Acquisition Finance SA (Luxembourg) 10.750% due 12/01/15 ~	1,275,000	1,255,875

		44,730,746

Total Corporate Bonds & Notes (Cost $724,291,419)		622,379,985

MORTGAGE-BACKED SECURITIES - 59.11%

Collateralized Mortgage Obligations - 9.65%

American Home Mortgage Assets 3.397% due 09/25/46 “ §	7,957,235	4,880,265
Arran Residential Mortgages Funding PLC (United Kingdom) 2.858% due 04/12/56 ~ “ §	2,199,500	2,118,912
Banc of America Commercial Mortgage Inc 5.929% due 05/10/45 “ §	10,080,000	9,145,349
Bear Stearns Commercial Mortgage Securities 5.201% due 12/11/38 “	4,000,000	3,471,677
5.902% due 09/11/38 “ §	6,625,000	6,031,628
Bear Stearns Mortgage Funding Trust 3.387% due 06/25/37 “ §	10,013,122	6,213,163
Citigroup Mortgage Loan Trust Inc 6.500% due 10/25/36 ~ “	7,764,987	5,428,515
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617% due 10/15/48 “	4,750,000	4,229,661
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 “	13,403,220	10,224,256
Commercial Mortgage Pass-Through Certificates 5.961% due 06/10/46 “ §	5,000,000	4,530,880
Countrywide Alternative Loan Trust 3.417% due 04/25/47 “ §	12,004,822	7,132,987
3.457% due 09/25/47 “ §	9,300,366	5,688,131
6.500% due 09/25/36 “	6,287,134	5,016,150
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 “	7,822,929	7,032,784
Fannie Mae 6.500% due 09/25/33 - 01/25/34 “ ±	10,785,142	10,972,107
Fannie Mae (IO) 4.293% due 04/25/32 “ §	19,741,081	2,347,515
First Horizon Alternative Mortgage Securities 6.000% due 08/25/36 “	3,685,236	3,078,709
Freddie Mac 3.488% due 02/15/32 “ §	1,124,167	1,117,689
5.000% due 10/15/34 “	13,273,897	12,398,426
Freddie Mac (IO) 4.613% due 05/15/36 “ §	13,691,698	1,298,000
4.663% due 05/15/36 “ §	74,704,457	9,052,865
4.713% due 09/15/29 -
08/15/35 “ § ±	12,194,602	1,087,052
Greenpoint Mortgage Funding Trust 3.387% due 01/25/37 “ §	4,342,302	2,634,933
Harborview Mortgage Loan Trust 3.180% due 02/19/37 “ §	3,583,792	2,186,573
3.220% due 09/19/37 “ §	17,300,475	10,544,986
IndyMac Index Mortgage Loan Trust 3.447% due 06/25/37 “ §	7,609,249	4,364,998
3.467% due 06/25/35 “ §	6,003,950	3,877,725
LB-UBS Commercial Mortgage Trust 6.080% due 06/15/38 “ §	1,575,000	1,442,327
Lehman Brothers Floating Rate Commercial Mortgage Trust 2.608% due 09/15/21 ~ “ §	2,677,080	2,398,029
Lehman Mortgage Trust 6.000% due 05/25/37 “	2,929,198	1,964,100
Merrill Lynch Mortgage Trust 5.841% due 05/12/39 “ §	1,005,000	909,131
Permanent Master Issuer PLC (United Kingdom) 2.831% due 10/15/15 “ §	5,375,000	5,226,999
Residential Accredit Loans Inc 3.367% due 02/25/37 “ §	2,232,975	1,372,849
3.417% due 04/25/46 “ §	1,831,544	1,180,749
Residential Asset Securitization Trust 6.000% due 08/25/36 “	5,215,871	2,835,790
Thornburg Mortgage Securities Trust 3.317% due 11/25/46 “ §	2,531,113	2,428,296
Washington Mutual Alternative Mortgage Pass-Through Certificates 6.000% due 07/25/36 “	2,692,311	1,652,356
Washington Mutual Mortgage Pass-Through Certificates 3.477% due 12/25/45 “ §	3,169,016	2,048,914
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/37 - 08/25/37 “ ±	22,129,433	18,492,659

		188,058,135

Fannie Mae - 28.45%
4.500% due 04/01/23 - 10/20/38 “ ±	54,264,936	52,914,338
5.000% due 10/20/38 “	20,100,000	19,958,677
5.500% due 12/01/22 - 10/20/38 “ ±	325,139,883	325,023,543
6.000% due 10/14/38 - 11/18/38 “ ±	35,770,000	36,264,782
6.500% due 12/01/37 - 10/01/38 “ ±	117,656,414	120,653,711

		554,815,051

Freddie Mac - 17.14%
5.000% due 12/01/35 - 10/14/38 “ ±	85,472,449	83,298,562
5.417% due 06/01/37 “ §	1,081,259	1,095,789
5.455% due 07/01/37 “ §	1,878,573	1,904,767
5.500% due 08/01/37 - 10/14/38 “ ±	38,696,469	38,512,719
5.516% due 06/01/37 “ §	10,092,597	10,236,543
5.565% due 06/01/37 “ §	1,126,268	1,144,519
5.841% due 11/01/36 “ §	5,790,426	5,909,033
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
5.864% due 01/01/37 “ §	$1,631,503	$1,659,885
6.000% due 10/14/38 “	156,300,000	158,229,367
6.500% due 10/14/38 “	31,315,000	32,112,562

		334,103,746

Government National Mortgage Association - 3.87%

6.000% due 10/22/38 “	25,145,000	25,518,252
6.500% due 10/22/38 “	48,780,000	49,930,915

		75,449,167

Total Mortgage-Backed Securities (Cost $1,203,107,343)		1,152,426,099

ASSET-BACKED SECURITIES - 9.16%

American Express Credit Account Master Trust 2.478% due 12/17/12 “ §	11,000,000	10,729,076
Asset-Backed Funding Certificates 3.267% due 10/25/36 “ §	1,041,150	1,018,506
Asset-Backed Securities Corp Home Equity 3.347% due 07/25/36 “ §	2,500,000	1,856,475
3.627% due 05/25/35 “ §	3,000,000	2,440,464
Bank of America Credit Card Trust 2.718% due 11/15/11 “ §	3,000,000	2,903,146
Capital One Auto Finance Trust 5.070% due 07/15/11 “	3,435,690	3,348,323
Capital One Multi-Asset Execution Trust 4.950% due 08/15/12 “	29,665,000	29,752,788
Capital One Prime Auto Receivables Trust 5.430% due 02/15/10 “	1,275,474	1,277,684
Citibank Credit Card Issuance Trust 2.707% due 01/09/12 “ §	3,775,000	3,539,448
2.801% due 05/21/12 “ §	20,000,000	19,476,128
Citigroup Mortgage Loan Trust Inc 3.277% due 05/25/37 “ §	3,572,038	3,244,982
3.357% due 08/25/36 “ §	1,866,621	1,624,707
3.387% due 03/25/37 “ §	3,500,000	2,206,712
Countrywide Asset-Backed Certificates 3.267% due 11/25/37 “ §	13,478,692	12,903,565
3.357% due 04/25/46 “ §	5,000,000	4,177,984
Credit-Based Asset Servicing & Securitization LLC 5.891% due 02/25/37 “ §	2,524,540	2,470,118
DaimlerChrysler Auto Trust 5.380% due 03/08/11 “	3,200,000	3,139,666
Ford Credit Auto Owner Trust 5.420% due 04/15/10 “	1,937,473	1,941,766
GE Dealer Floorplan Master Note Trust 3.198% due 04/20/11 “ §	2,250,000	2,187,432
GSAA Trust 3.367% due 07/25/36 “ §	3,500,000	924,446
Harley-Davidson Motorcycle Trust 5.350% due 03/15/13 “	3,028,420	2,970,662
Helios Finance LP (Cayman) 3.888% due 10/20/14 + ~ “ § Ж	4,000,000	2,200,000
Home Equity Asset Trust 3.637% due 02/25/36 “ §	2,000,000	1,287,624
Household Automotive Trust 5.300% due 11/17/11 “	4,250,000	4,182,917
Lehman XS Trust 3.467% due 02/25/46 “ §	14,584,850	8,903,734
Nelnet Student Loan Trust 2.790% due 04/27/20 “ §	1,388,023	1,364,747
Option One Mortgage Loan Trust 3.297% due 04/25/37 “ §	2,981,118	2,824,670
Residential Asset Mortgage Products Inc 3.617% due 11/25/35 “ §	2,000,000	1,426,222
Residential Asset Securities Corp 3.357% due 01/25/35 “ §	7,000,000	6,159,328
3.617% due 11/25/35 “ §	3,820,000	2,544,617
Soundview Home Equity Loan Trust 3.357% due 06/25/36 “ §	5,000,000	4,227,454
Triad Auto Receivables Owner Trust 5.280% due 02/13/12 “	14,000,000	13,767,135
5.410% due 08/12/11 “	3,110,099	3,077,057
UPFC Auto Receivables Trust 5.460% due 06/15/10 “	1,237,569	1,231,742
USAA Auto Owner Trust 5.370% due 02/15/12 “	5,500,000	5,470,252
Washington Mutual Asset-Backed Certificates 3.297% due 05/25/47 “ §	4,663,505	4,255,598
Wells Fargo Home Equity Trust 3.357% due 01/25/37 “ §	2,000,000	1,496,835

Total Asset-Backed Securities (Cost $199,267,483)		178,554,010

U.S. GOVERNMENT AGENCY ISSUES - 10.35%

Fannie Mae 3.875% due 07/12/13 †	7,795,000	7,784,048
4.125% due 04/15/14	4,290,000	4,292,351
4.875% due 12/15/16	8,560,000	8,707,352
6.000% due 05/15/11 †	31,500,000	33,648,206
7.250% due 01/15/10 †	35,000,000	36,802,325
7.250% due 05/15/30 †	5,000,000	6,439,710
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	8,609,014
Federal Home Loan Bank 5.000% due 11/17/17 †	15,000,000	15,145,530
5.750% due 05/15/12 †	5,000,000	5,319,045
Freddie Mac 4.625% due 12/19/08	14,500,000	14,541,731
4.875% due 02/17/09	13,600,000	13,681,750
4.875% due 06/13/18 †	21,015,000	21,339,976
5.000% due 07/15/14	3,900,000	4,061,674
5.125% due 10/18/16 †	7,230,000	7,473,897
5.250% due 04/18/16 †	9,400,000	9,826,083
6.750% due 03/15/31 †	3,400,000	4,178,352

Total U.S. Government Agency Issues (Cost $198,269,200)		201,851,044

U.S. TREASURY OBLIGATIONS - 17.69%

U.S. Treasury Bonds - 2.56%

4.375% due 02/15/38	2,195,000	2,223,638
5.000% due 05/15/37 †	4,430,000	4,929,416
5.375% due 02/15/31 †	15,670,000	17,811,164
6.125% due 08/15/29	6,325,000	7,798,036
6.625% due 02/15/27 †	13,480,000	17,176,472

		49,938,726

U.S. Treasury Notes - 15.13%

1.750% due 03/31/10 †	7,455,000	7,440,440
2.125% due 04/30/10 †	4,670,000	4,693,719
2.625% due 05/31/10 †	49,430,000	49,997,704
2.875% due 01/31/13 †	51,505,000	51,653,901
3.125% due 09/30/13	10,360,000	10,434,468
3.375% due 07/31/13 †	11,015,000	11,218,954
3.500% due 05/31/13 †	55,510,000	56,889,090
3.500% due 02/15/18 †	3,330,000	3,266,524
3.875% due 05/15/18 †	35,140,000	35,381,623
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
4.000% due 08/15/18 †	$1,280,000	$1,298,601
4.125% due 08/31/12 †	6,900,000	7,274,649
4.250% due 09/30/12 †	3,740,000	3,963,233
4.250% due 11/15/17 †	6,030,000	6,251,416
4.500% due 02/15/09 ‡	3,025,000	3,060,925
4.500% due 05/15/10 ‡	12,715,000	13,246,449
4.625% due 12/31/11 † ‡	4,015,000	4,284,447
4.750% due 08/15/17 †	23,060,000	24,726,454

		295,082,597

Total U.S. Treasury Obligations (Cost $336,876,987)		345,021,323

FOREIGN GOVERNMENT BONDS & NOTES - 1.79%
Republic of Argentina (Argentina) 3.000% due 04/30/13 §	4,000,000	1,735,000
7.000% due 10/03/15	4,150,000	2,396,625
Republic of Brazil (Brazil) 8.000% due 01/15/18	6,084,000	6,540,300
12.250% due 03/06/30	3,120,000	4,859,400
Russian Federation Government Bond (Russia) 12.750% due 06/24/28 ~	2,385,000	3,854,112
Ukraine Government Bond (Ukraine) 6.450% due 08/05/09 ~ §	585,000	561,600
6.580% due 11/21/16 ~	7,055,000	5,227,799
6.875% due 03/04/11 ~	1,585,000	1,339,325
7.650% due 06/11/13 ~	1,225,000	1,022,875
United Mexican States (Mexico) 3.488% due 01/13/09 §	3,450,000	3,450,862
8.000% due 09/24/22	3,410,000	3,964,125

Total Foreign Government Bonds & Notes (Cost $40,634,325)		34,952,023

PURCHASED OPTIONS - 0.83% (See Note (g) to Notes to Schedule of Investments) (Cost $11,547,929)		16,208,305

SHORT-TERM INVESTMENTS - 14.19%

Certificates of Deposit - 0.51%

Bank of Ireland (Ireland) 2.811% due 03/03/09 §	10,000,000	10,000,000

Repurchase Agreement - 13.68%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $266,665,259; collateralized by U.S. Treasury Bills: 0.000% due 01/08/09 and market value $271,989,930)	266,656,000	266,656,000

Total Short-Term Investments (Cost $276,656,000)		276,656,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 145.04% (Cost $2,990,650,686)		2,828,048,789

SECURITIES LENDING COLLATERAL - 19.60%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $382,235,639)	382,235,639	382,235,639

TOTAL INVESTMENTS - 164.64% (Cost $3,372,886,325)		3,210,284,428

TOTAL SECURITIES SOLD SHORT - (2.78%) (See Note (e) to Notes to Schedule of Investments) (Proceeds $54,238,335)		(54,247,765)

OTHER ASSETS & LIABILITIES, NET - (61.86%)		(1,206,166,626)

NET ASSETS - 100.00%		$1,949,870,037

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $2,200,000 or 0.11% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c) Securities with a total aggregate market value of $405,775 or 0.02% of the net assets were in default as of September 30, 2008.

(d) 0.11% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e) Securities sold short outstanding as of September 30, 2008 were as follows:

	Principal
Description	Amount	Value
Fannie Mae 5.000% due 10/14/38	$17,695,000	$17,244,326
6.500% due 11/25/38	22,825,000	23,363,533
Government National Mortgage Association 5.500% due 10/22/38	13,625,000	13,639,906

Total Securities sold short (Proceeds $54,238,335)		$54,247,765

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(f) Securities with an aggregate market value of $3,538,961 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Net Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

5-Year Interest Rate Swap (12/08)	444	$44,400,000	($486,868)
10-Year Interest Rate Swap (12/08)	298	29,800,000	(540,959)
30-Day Federal Funds (11/08)	913	4,565,000,000	1,242,073
30-Day Federal Funds (04/09)	25	125,000,000	17,219
U.S. Treasury 2-Year Notes (12/08)	743	148,600,000	78,810
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	645	GBP322,500,000	1,197,596
United Kingdom Gilt 10-Year Notes (12/08)	127	12,700,000	71,989

Short Futures Outstanding
30-Day Federal Funds (10/08)	237	$1,185,000,000	14,114
Euro-Bund 10-Year Notes (12/08)	167	EUR 16,700,000	(421,566)
Eurodollar (12/08)	67	$67,000,000	33,811
Eurodollar (03/09)	67	67,000,000	(215,452)
Eurodollar (06/09)	67	67,000,000	(5,239)
Eurodollar (09/09)	67	67,000,000	120,385
Eurodollar (12/09)	67	67,000,000	111,173
U.S. Treasury 5-Year Notes (12/08)	1,212	121,200,000	593,236
U.S. Treasury 10-Year Notes (12/08)	326	32,600,000	376,650
U.S. Treasury 30-Year Bonds (12/08)	110	11,000,000	343,973

			$2,530,945

(g)	Purchased options outstanding as of September 30, 2008 were as follows:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Fortis	Put - CBOT U.S. Treasury Bonds (12/08)	$116.00	11/21/08	137	$257,272	$295,406
Merrill Lynch	Call - CME Eurodollar (12/08)	96.88	12/15/08	418	210,045	229,900
Citigroup	Call - CME Eurodollar (12/08)	97.50	12/15/08	595	626,238	89,250
Merrill Lynch	Call - CME Eurodollar (12/08)	97.63	12/15/08	418	63,745	49,637

					$1,157,300	$664,193

Receiver Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

Barclays	Call - OTC 1-Year Interest Rate Swap (10/08) (1)	3.185%	10/09/08	$409,220,000	$1,023,050	$113,354
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	2.255%	12/03/08	665,475,000	392,630	295,471
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	3.005%	12/03/08	1,330,950,000	2,855,515	2,898,809
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	2.875%	12/11/08	707,480,000	751,698	1,548,674
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	3.625%	12/11/08	707,480,000	2,263,936	4,411,138
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	2.340%	12/18/08	677,125,000	230,223	627,695
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	3.090%	12/18/08	1,354,250,000	1,895,950	4,339,017
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (02/09) (1)	2.565%	02/12/09	353,870,000	283,096	836,549
Barclays	Call - OTC 1-Year Interest Rate Swap (03/09) (1)	2.510%	03/16/09	207,235,000	642,428	433,535

					$10,338,526	$15,504,242

Payer Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

Deutsche Bank	Put - OTC 1-Year Interest Rate Swap (10/08) (1)	5.270%	10/27/08	$14,280,000	$52,103	$39,870

(1) The portfolio would pay or receive a floating rate based on the 3-Month USD-LIBOR, if exercised.

Total Purchased Options					$11,547,929	$16,208,305

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(h)	Transactions in written options for the period ended September 30, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2007	684,564,171	$14,341,556
Call Options Written	8,345,843,968	24,956,256
Put Options Written	715,373,680	17,823,615
Straddle Options Written	201,186,000	8,391,117
Call Options Expired	(4,142)	(3,463,080)
Put Options Expired	(132,375,254)	(2,288,435)
Call Options Repurchased	(534,806,713)	(15,539,298)
Put Options Repurchased	(906,618,547)	(18,775,786)
Straddle Options Repurchased	(510,025,000)	(15,407,960)

Outstanding, September 30, 2008	7,863,138,163	$10,037,985

(i)	Premiums received and value of written options outstanding as of September 30, 2008:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Fortis	Put - CBOT U.S. Treasury Bonds (12/08)	$114.00	11/21/08	137	$162,290	$194,797
Merrill Lynch	Call - CME Eurodollar (12/08)	97.13	12/15/08	418	134,805	141,075
Merrill Lynch	Call - CME Eurodollar (12/08)	97.38	12/15/08	418	82,555	80,988
Citigroup	Call - CME Eurodollar (12/08)	98.00	12/15/08	1,190	651,525	52,063

					$1,031,175	$468,923

Receiver Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Premium	Value

Barclays	Call - OTC 1-Year Interest Rate Swap (10/08) (1)	2.893%	10/09/08	$818,440,000	$1,023,050	$41,740
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	2.505%	12/03/08	1,330,950,000	1,164,580	1,079,400
Deutsche Bank	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	2.755%	12/03/08	1,330,950,000	1,830,055	1,828,725
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	3.125%	12/11/08	707,480,000	1,096,594	2,314,167
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	3.375%	12/11/08	707,480,000	1,591,830	3,272,803
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	2.590%	12/18/08	1,354,250,000	744,837	2,111,276
Barclays	Call - OTC 1-Year Interest Rate Swap (12/08) (1)	2.840%	12/18/08	1,354,250,000	1,151,113	2,959,036
Barclays	Call - OTC 1-Year Interest Rate Swap (03/09) (1)	2.010%	03/16/09	207,235,000	290,129	192,936

					$8,892,188	$13,800,083

Payer Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Premium	Value

Deutsche Bank	Put - OTC 1-Year Interest Rate Swap (10/08) (1)	4.640%	10/27/08	$52,101,000	$114,622	$143,642

(1) The portfolio would pay or receive a floating rate based on the 3-Month USD-LIBOR, if exercised.

Total Written Options					$10,037,985	$14,412,648

(j)	Swap agreements outstanding as of September 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Russian Federation 7.175% due 05/16/13	Sell	0.730%	03/20/09	$8,300,000	($60,033)
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.450%	12/20/11	17,300,000	(1,064,194)
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.540%	12/20/11	17,660,000	(1,039,827)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.535%	03/20/12	3,860,000	(426,964)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.548%	03/20/12	4,010,000	(441,980)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.610%	03/20/12	3,540,000	(176,441)
Barclays	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.680%	08/20/12	3,070,000	370,427
Deutsche Bank	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.710%	08/20/12	3,460,000	414,014
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.865%	09/20/12	12,170,000	737,240
Barclays	Republic of Turkey 11.875% due 01/15/30	Buy	(1.545%)	10/20/12	14,500,000	636,877
Deutsche Bank	Dow Jones CDX NA IG9 Index	Buy	(0.600%)	12/20/12	59,200,000	(569,828)
Deutsche Bank	Dow Jones CDX NA HY9 Index	Sell	3.750%	12/20/12	25,000,000	(985,663)
Deutsche Bank	Dow Jones CDX NA IG10 Index	Buy	(1.550%)	06/20/13	125,000,000	3,374,569
Barclays	Dow Jones CDX NA EM9 Index	Buy	(2.650%)	06/20/13	56,980,000	1,684,677
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Dow Jones CDX NA EM9 Index	Buy	(2.650%)	06/20/13	$4,960,000	$145,790
Deutsche Bank	Dow Jones CDX NA IG High Volume Index	Sell	3.500%	06/20/13	19,000,000	(1,335,026)

						$1,263,638

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Depreciation

Barclays	3-Month USD-LIBOR	Receive	3.910%	09/05/11	$133,795,000	($21,476)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.479%	08/13/17	7,100,000	(551,974)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.195%	09/10/17	14,902,000	(859,125)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.260%	10/19/17	21,900,000	(1,339,877)
Barclays	3-Month USD-LIBOR	Pay	5.028%	10/25/17	16,745,000	(738,475)
Barclays	3-Month USD-LIBOR	Pay	4.688%	09/05/19	32,110,000	(965,168)

						($4,476,095)

Price-Lock Swaps

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Price-Lock	Date	Amount	(Depreciation)

Barclays	U.S. Treasury Note 2.375% due 08/31/10 (2)	$100.08	11/07/08	$39,745,000	$109,198
Barclays	Freddie Mac 3.125% due 10/25/10 (3)	100.32	11/07/08	37,215,000	(74,413)
Barclays	U.S. Treasury Note 2.375% due 08/31/10 (2)	100.24	11/10/08	77,555,000	439,745
Barclays	Fannie Mae 2.875% due 10/12/10 (3)	99.85	10/12/10	74,570,000	(178,934)

					$295,596

(2) The portfolio pays the excess of the market price over the price-lock or receives the excess of the price-lock over the market price.
(3) The portfolio pays the excess of the price-lock over the market price or receives the excess of the market price over the price-lock.

Total Swap Agreements					($2,916,861)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.16%

Consumer Discretionary - 5.92%

Bayerische Motoren Werke AG + (Germany)	319,996	$12,462,349
Crown Ltd + (Australia)	1,597,715	11,096,689
Lamar Advertising Co ‘A’ * †	246,800	7,623,652
McDonald’s Corp	353,135	21,788,429
Nordstrom Inc †	511,300	14,735,666
Staples Inc	668,160	15,033,600
The Walt Disney Co	306,085	9,393,749
Yum! Brands Inc †	103,400	3,371,874

		95,506,008

Consumer Staples - 12.33%

Altria Group Inc	585,756	11,621,399
Colgate-Palmolive Co	268,342	20,219,570
CVS Caremark Corp	1,964,902	66,138,601
InBev NV † + (Belgium)	1,087,039	64,672,889
Nestle SA + (Switzerland)	354,040	15,300,737
Tesco PLC + (United Kingdom)	3,003,829	20,891,492

		198,844,688

Energy - 8.48%

Devon Energy Corp	128,435	11,713,272
EOG Resources Inc	96,425	8,626,180
Exxon Mobil Corp	153,750	11,940,225
Hess Corp	671,464	55,113,765
Occidental Petroleum Corp	397,210	27,983,444
Petroleo Brasileiro SA ADR (Brazil)	486,730	21,391,784

		136,768,670

Financials - 7.96%

Berkshire Hathaway Inc ‘B’ *	7,743	34,030,485
CME Group Inc †	33,215	12,339,705
JPMorgan Chase & Co	792,228	36,997,048
ProLogis REIT †	252,790	10,432,643
T. Rowe Price Group Inc †	342,600	18,401,046
The Goldman Sachs Group Inc	126,980	16,253,440

		128,454,367

Health Care - 14.13%

Bayer AG + (Germany)	225,669	16,565,602
Celgene Corp *	508,815	32,197,813
Coventry Health Care Inc * †	568,725	18,511,999
Covidien Ltd (Bermuda)	357,515	19,220,006
Genentech Inc *	290,140	25,729,615
Gilead Sciences Inc *	376,055	17,140,587
Merck & Co Inc	277,625	8,761,845
Roche Holding AG + (Switzerland)	200,292	31,354,093
UnitedHealth Group Inc	1,778,370	45,152,814
Wyeth †	248,995	9,197,875
Zimmer Holdings Inc *	64,860	4,187,362

		228,019,611

Industrials - 12.38%

C.H. Robinson Worldwide Inc †	256,900	13,091,624
Canadian National Railway Co (Canada)	249,997	11,957,356
Caterpillar Inc †	148,260	8,836,296
Danaher Corp †	268,250	18,616,550
Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	864,935	23,361,894
Emerson Electric Co	349,125	14,240,809
Illinois Tool Works Inc †	104,555	4,647,470
Lockheed Martin Corp	163,440	17,924,465
Precision Castparts Corp	156,930	12,362,945
Siemens AG + (Germany)	361,205	33,973,870
SunPower Corp ‘B’ *	85,764	5,922,023
Suntech Power Holdings Co Ltd ADR * † (Cayman)	85,510	3,067,244
United Parcel Service Inc ‘B’ †	430,695	27,086,409
Vallourec SA + (France)	21,700	4,682,368

		199,771,323

Information Technology - 25.87%

Apple Inc *	195,548	22,225,986
Automatic Data Processing Inc	353,929	15,130,465
Cisco Systems Inc *	2,693,640	60,768,518
Corning Inc	1,963,335	30,706,559
Cypress Semiconductor Corp * †	312,780	1,632,712
Electronic Arts Inc * †	153,100	5,663,169
Google Inc ‘A’ *	95,895	38,407,865
Hewlett-Packard Co	669,665	30,965,310
Keyence Corp + (Japan)	48,400	9,654,982
KLA-Tencor Corp	719,890	22,784,518
Marvell Technology Group Ltd * (Bermuda)	1,516,995	14,108,054
Microsoft Corp	2,028,710	54,146,270
Oracle Corp *	2,108,750	42,828,712
Research In Motion Ltd * (Canada)	306,905	20,961,612
Taiwan Semiconductor Manufacturing Co Ltd + (Taiwan)	8,992,109	15,080,054
Telefonaktiebolaget LM Ericsson ‘B’ + (Sweden)	947,010	8,993,556
Texas Instruments Inc	488,431	10,501,266
The Western Union Co	516,500	12,742,055

		417,301,663

Materials - 5.41%

ArcelorMittal + (Luxembourg)	74,198	3,755,574
K+S AG + (Germany)	224,361	15,975,255
Monsanto Co	249,655	24,710,852
Praxair Inc	153,370	11,002,764
Syngenta AG + (Switzerland)	61,416	12,951,652
Weyerhaeuser Co †	312,040	18,903,383

		87,299,480

Telecommunication Services - 1.77%

Crown Castle International Corp *	986,315	28,573,546

Utilities - 2.91%

NRG Energy Inc * †	649,475	16,074,506
The AES Corp *	2,639,015	30,850,085

		46,924,591

Total Common Stocks (Cost $1,804,890,418)		1,567,463,947

Principal
Amount

SHORT-TERM INVESTMENTS - 0.97%

U.S. Government Agency Issue - 0.24%

Federal Home Loan Bank 0.100% due 10/01/08	$3,900,000	3,900,000

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.73%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $11,722,407; collateralized by Freddie Mac (U.S. Govt Agency Issue): 0.000% due 11/10/08 and market value $11,959,015)	$11,722,000	$11,722,000

Total Short-Term Investments (Cost $15,622,000)		15,622,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.13% (Cost $1,820,512,418)		1,583,085,947

	Shares

SECURITIES LENDING COLLATERAL - 7.12%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $114,908,392)	114,908,392	114,908,392

TOTAL INVESTMENTS - 105.25% (Cost $1,935,420,810)		1,697,994,339

OTHER ASSETS & LIABILITIES, NET - (5.25%)		(84,759,861)

NET ASSETS - 100.00%		$1,613,234,478

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $277,411,162 or 17.20% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) The amount of $14,853,038 in cash was segregated with the broker(s)/custodian as collateral for written option contracts as of September 30, 2008.
(d) Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	CHF	16,635,000	10/08	($1,056,277)
Sell	CHF	16,635,000	10/08	1,163,299
Buy	EUR	1,700,000	10/08	2,441
Buy	EUR	1,700,000	10/08	(18,366)
Sell	EUR	45,000,000	10/08	6,208,641
Sell	EUR	1,700,000	10/08	(4,591)
Sell	EUR	32,600,000	11/08	4,330,559
Sell	EUR	5,600,000	11/08	(24,180)
Buy	EUR	5,600,000	12/08	21,513
Sell	EUR	5,600,000	12/08	393,950
Sell	GBP	8,700,000	11/08	1,079,609
Buy	JPY	737,800,000	10/08	13,488
Buy	JPY	590,000,000	10/08	(69,670)
Sell	JPY	2,000,000,000	10/08	(270,257)

				$11,770,159

(e) Transactions in written options for the period ended September 30, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2007	646	$59,180
Call Options Written	12,574	446,376
Put Options Written	12,574	1,068,787
Call Options Expired	(411)	(32,888)
Put Options Expired	(11)	(1,231)
Call Options Repurchased	(6,287)	(314,350)
Put Options Repurchased	(6,511)	(584,604)

Outstanding, September 30, 2008	12,574	$641,270

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(f) Premiums received and value of written options outstanding as of September 30, 2008:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Morgan Stanley	Put - NASDAQ Microsoft Corp (01/09)	$22.50	01/17/09	6,287	$509,244	$509,247
Morgan Stanley	Call - NASDAQ Microsoft Corp (01/09)	32.50	01/17/09	6,287	132,026	220,045

					$641,270	$729,292

Total Written Options					$641,270	$729,292

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.95%

Consumer Discretionary - 2.65%

Focus Media Holding Ltd ADR * † (Cayman)	339,705	$9,684,990
News Corp ‘A’	263,265	3,156,547
Sony Corp + (Japan)	10	308

		12,841,845

Consumer Staples - 9.06%

Bunge Ltd † (Bermuda)	209,805	13,255,480
CVS Caremark Corp	559,115	18,819,811
Davide Campari-Milano SPA + (Italy)	1,441,027	11,759,659

		43,834,950

Energy - 4.45%

Apache Corp	66,185	6,901,772
Hess Corp	178,265	14,631,991

		21,533,763

Financials - 4.87%

CapitalSource Inc REIT †	497,414	6,118,192
CME Group Inc †	22,800	8,470,428
MarketAxess Holdings Inc *	184,110	1,485,768
National Financial Partners Corp †	168,480	2,527,200
UBS AG (NYSE) * (Switzerland)	1,526	26,770
UBS AG (XVTX) * + (Switzerland)	290,483	4,965,068

		23,593,426

Health Care - 17.57%

Celgene Corp *	523,125	33,103,350
Gilead Sciences Inc *	773,329	35,248,336
Intuitive Surgical Inc * †	69,286	16,696,540

		85,048,226

Industrials - 8.00%

ABB Ltd * + (Switzerland)	1,313,374	25,451,124
CoStar Group Inc * †	70,724	3,210,162
FedEx Corp †	82,765	6,541,746
SunPower Corp ‘B’ *	51,162	3,532,709

		38,735,741

Information Technology - 31.05%

Apple Inc *	237,131	26,952,309
Cisco Systems Inc *	551,125	12,433,380
Corning Inc	990,925	15,498,067
Cypress Semiconductor Corp *	186,585	973,974
Equinix Inc * †	128,065	8,895,395
Google Inc ‘A’ *	44,905	17,985,351
Oracle Corp *	673,275	13,674,215
QUALCOMM Inc	220,075	9,456,623
Research In Motion Ltd * (Canada)	170,050	11,614,415
Trimble Navigation Ltd * †	401,690	10,387,703
VistaPrint Ltd * † (Bermuda)	682,690	22,419,540

		150,290,972

Materials - 8.82%

Cia Vale do Rio Doce ADR † (Brazil)	680,010	13,022,192
Potash Corp of Saskatchewan Inc (Canada)	224,645	29,655,386

		42,677,578

Telecommunication Services - 9.48%

America Movil SAB de CV ‘L’ ADR (Mexico)	383,810	17,793,432
Crown Castle International Corp *	682,390	19,768,839
GVT Holding SA * (Brazil)	196,830	2,922,091
tw telecom Inc * †	522,285	5,426,541

		45,910,903

Total Common Stocks (Cost $589,902,208)		464,467,404

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.39%

U.S. Government Agency Issue - 0.84%

Federal Home Loan Bank 0.100% due 10/01/08	$4,100,000	4,100,000

Repurchase Agreement - 2.55%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $12,330,428; collateralized by Federal Home Loan Bank: 4.375% due 09/17/10 and market value $7,196,466; Freddie Mac: (U.S. Government Agency Issue) 0.000% due 11/10/08 and market value $5,383,800)	12,330,000	12,330,000

Total Short-Term Investments (Cost $16,430,000)		16,430,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.34% (Cost $606,332,208)		480,897,404

	Shares
SECURITIES LENDING COLLATERAL - 18.54%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $89,724,516)	89,724,516	89,724,516

TOTAL INVESTMENTS - 117.88% (Cost $696,056,724)		570,621,920

OTHER ASSETS & LIABILITIES, NET - (17.88%)		(86,543,596)

NET ASSETS - 100.00%		$484,078,324

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $42,176,159 or 8.71% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
WARRANTS - 0.17%

Health Care - 0.17%

Akorn Inc Exp. 03/08/2011 * + ◊ Ж	50,750	$59,090
ConjuChem Biotechnologies Inc (Canada) Exp. 11/28/2009 * + ◊ Ж	635,000	2
Cytori Therapeutics Inc Exp. 02/28/2012 * + ◊ Ж	33,925	50,052
Exp. 08/11/2013 * + ◊ Ж	27,500	37,617
Lev Pharmaceuticals Inc Exp. 08/17/2012 * + ◊ Ж	116,000	35,960

		182,721

Total Warrants (Cost $60,172)		182,721

CONVERTIBLE PREFERRED STOCKS - 1.85%

Health Care - 1.85%

Mylan Inc 6.500%	2,600	2,041,000

Total Convertible Preferred Stocks (Cost $2,624,048)		2,041,000

COMMON STOCKS - 88.21%

Consumer Staples - 2.52%

Alapis Holding Industrial & Commercial SA + (Greece)	213,800	454,036
CVS Caremark Corp	69,300	2,332,638

		2,786,674

Health Care - 85.69%

Abbott Laboratories	73,100	4,209,098
Acorda Therapeutics Inc *	108,300	2,582,955
Aetna Inc	101,800	3,675,998
Air Methods Corp * †	10,000	283,100
Alcon Inc (Switzerland)	15,200	2,454,952
Alexion Pharmaceuticals Inc * †	41,600	1,634,880
Allergan Inc	21,500	1,107,250
Allos Therapeutics Inc *	444,500	3,293,745
Allscripts Healthcare Solutions Inc *	332,700	4,138,788
AMAG Pharmaceuticals Inc * †	7,700	298,221
Ardea Biosciences Inc * †	62,600	865,758
Array BioPharma Inc * †	100,300	770,304
ARYx Therapeutics Inc *	82,500	504,900
Auxilium Pharmaceuticals Inc * †	82,700	2,679,480
Baxter International Inc	35,900	2,356,117
Bayer AG + (Germany)	23,900	1,754,419
BioForm Medical Inc * †	86,500	339,080
BioMarin Pharmaceutical Inc * †	108,000	2,860,920
BioMimetic Therapeutics Inc * †	40,200	444,612
Cardinal Health Inc	16,600	818,048
CardioNet Inc *	18,200	454,272
Celgene Corp *	6,700	423,976
Cephalon Inc * †	50,600	3,920,994
China Medical Technologies Inc ADR † (Cayman)	54,300	1,769,094
Cytori Therapeutics Inc * †	67,850	358,248
Cytori Therapeutics Inc * † ◊	55,000	290,400
Elan Corp PLC ADR * (Ireland)	217,000	2,315,390
EnteroMedics Inc *	41,200	132,664
Genentech Inc *	19,000	1,684,920
Genomma Lab Internacional SA de CV ‘B’ * ~ (Mexico)	395,800	506,670
Gilead Sciences Inc *	94,100	4,289,078
Hikma Pharmaceuticals PLC + (United Kingdom)	112,100	806,422
Humana Inc *	58,100	2,393,720
Immucor Inc *	58,000	1,853,680
Impax Laboratories Inc * + Ж	248,500	2,209,165
Incyte Corp *	340,000	2,601,000
Intercell AG * + (Austria)	12,000	395,182
InterMune Inc * †	172,900	2,958,319
Keryx Biopharmaceuticals Inc * †	108,700	38,045
KV Pharmaceutical Co ‘A’ * †	32,400	735,804
Lev Pharmaceuticals Inc *	580,000	1,258,600
MAP Pharmaceuticals Inc * †	71,800	726,616
McKesson Corp	13,700	737,197
Medco Health Solutions Inc *	24,500	1,102,500
Merck KGaA + (Germany)	12,500	1,333,037
Mylan Inc * †	159,000	1,815,780
Orexigen Therapeutics Inc *	53,300	575,107
Regeneron Pharmaceuticals Inc *	67,500	1,473,525
Richter Gedeon Nyrt + (Hungary)	5,000	915,226
Santhera Pharmaceutical Holding AG * + (Switzerland)	5,378	215,530
Schering-Plough Corp	33,900	626,133
Shire Ltd ADR (United Kingdom)	23,000	1,098,250
Tempo Participacoes SA * (Brazil)	105,300	182,611
Teva Pharmaceutical Industries Ltd ADR (Israel)	30,300	1,387,437
Thermo Fisher Scientific Inc *	42,900	2,359,500
Titan Pharmaceuticals Inc *	758,200	163,013
United Therapeutics Corp *	11,200	1,177,904
Vertex Pharmaceuticals Inc *	77,700	2,582,748
ViroPharma Inc * †	122,800	1,611,136
WuXi PharmaTech Cayman Inc ADR * † (Cayman)	41,400	544,410
Wyeth	56,200	2,076,028
XenoPort Inc * †	75,700	3,670,693

		94,842,649

Total Common Stocks (Cost $99,560,043)		97,629,323

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS - 2.19%

Financials - 2.19%

Morgan Stanley 0.000% due 12/26/08 ~ Ж	$3,876,900	2,429,266

Total Convertible Corporate Bonds (Cost $2,340,485)		2,429,266

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 7.63%

Repurchase Agreement - 7.63%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $8,450,293; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $8,623,563)	$8,450,000	$8,450,000

Total Short-Term Investment (Cost $8,450,000)		8,450,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.05% (Cost $113,034,748)		110,732,310

	Shares
SECURITIES LENDING COLLATERAL - 19.90%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $22,024,570)	22,024,570	22,024,570

TOTAL INVESTMENTS - 119.95% (Cost $135,059,318)		132,756,880

OTHER ASSETS & LIABILITIES, NET - (19.95%)		(22,078,637)

NET ASSETS - 100.00%		$110,678,243

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $8,265,738 or 7.47% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c) 4.36% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d) Restricted securities as of September 30, 2008, were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$59,090	0.05%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09) 11/22/06	55,423	2	0.00%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,750	50,052	0.05%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) 08/11/08	—	37,617	0.04%
Cytori Therapeutics Inc 08/11/08	319,976	290,400	0.26%
Lev Pharmaceuticals Inc Warrants (Exp. 08/17/12) 08/14/07	—	35,960	0.03%

	$380,149	$473,121	0.43%

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO (Formerly Mid-Cap Value Portfolio)
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.81%

Consumer Discretionary - 10.73%

Abercrombie & Fitch Co ‘A’	645,600	$25,468,920
Brinker International Inc †	3,508,100	62,759,909
Darden Restaurants Inc †	1,148,900	32,893,007
Foot Locker Inc †	1,182,700	19,112,432
Hanesbrands Inc * †	957,800	20,832,150
J.C. Penney Co Inc †	1,135,600	37,860,904
Leggett & Platt Inc †	3,473,850	75,695,191
Liz Claiborne Inc	3,659,900	60,132,157
Starbucks Corp * †	1,909,900	28,400,213
The Goodyear Tire & Rubber Co * †	1,631,018	24,970,886

		388,125,769

Consumer Staples - 10.65%

Campbell Soup Co	1,670,300	64,473,580
Coca-Cola Enterprises Inc	4,204,100	70,502,757
McCormick & Co Inc †	2,381,100	91,553,295
Molson Coors Brewing Co ‘B’ †	2,051,100	95,888,925
Smithfield Foods Inc * †	2,069,900	32,870,012
The J.M. Smucker Co	590,100	29,912,169

		385,200,738

Energy - 7.27%

Denbury Resources Inc *	1,338,100	25,477,424
Exterran Holdings Inc * †	744,800	23,803,808
Holly Corp †	1,399,200	40,464,864
Massey Energy Co †	1,190,300	42,458,001
Pride International Inc *	1,795,700	53,170,677
Sunoco Inc †	979,800	34,861,284
The Williams Cos Inc †	1,816,700	42,964,955

		263,201,013

Financials - 17.08%

Ameriprise Financial Inc	1,887,600	72,106,320
CBL & Associates Properties Inc REIT †	1,418,700	28,487,496
City National Corp †	334,900	18,185,070
Federated Investors Inc ‘B’ †	1,219,100	35,171,035
Hudson City Bancorp Inc †	2,207,700	40,732,065
Lincoln National Corp †	1,016,563	43,519,066
Marsh & McLennan Cos Inc	1,767,400	56,132,624
Marshall & Ilsley Corp †	1,650,300	33,253,545
PartnerRe Ltd † (Bermuda)	772,200	52,579,098
Public Storage REIT †	638,500	63,217,885
RenaissanceRe Holdings Ltd (Bermuda)	1,294,500	67,314,000
The St. Joe Co * †	1,325,600	51,817,704
Willis Group Holdings Ltd (Bermuda)	1,714,000	55,293,640

		617,809,548

Health Care - 10.38%

Applied Biosystems Inc	1,171,700	40,130,725
Forest Laboratories Inc *	1,246,500	35,251,020
Hospira Inc *	2,029,100	77,511,620
Omnicare Inc †	2,732,200	78,605,394
Patterson Cos Inc * †	1,285,200	39,082,932
Warner Chilcott Ltd ‘A’ * † (Bermuda)	4,924,410	74,457,079
Zimmer Holdings Inc *	473,300	30,556,248

		375,595,018

Industrials - 14.74%

Cintas Corp	1,980,779	56,868,165
Con-way Inc †	558,600	24,639,846
Corrections Corp of America *	1,821,400	45,261,790
Covanta Holding Corp * †	2,201,300	52,699,122
Dover Corp	740,200	30,015,110
Foster Wheeler Ltd * (Bermuda)	751,700	27,143,887
Masco Corp †	2,982,800	53,511,432
Parker-Hannifin Corp	660,400	35,001,200
Pitney Bowes Inc	1,780,700	59,226,082
Spirit AeroSystems Holdings Inc ‘A’ *	4,108,700	66,026,809
Textron Inc	1,669,200	48,874,176
WESCO International Inc * †	1,056,600	34,001,388

		533,269,007

Information Technology - 12.07%

Agilent Technologies Inc *	2,252,000	66,794,320
Analog Devices Inc †	2,757,400	72,657,490
Arrow Electronics Inc * †	1,110,100	29,106,822
Brocade Communications Systems Inc *	5,873,502	34,183,782
Flextronics International Ltd * (Singapore)	6,188,600	43,815,288
Ingram Micro Inc ‘A’ * †	3,244,700	52,142,329
Lexmark International Inc ‘A’ * †	1,013,300	33,003,181
NeuStar Inc ‘A’ * †	2,846,700	56,620,863
Seagate Technology LLC - Escrow Shares * + Ж (Cayman)	24,300	2,430
Symantec Corp * †	2,469,300	48,348,894

		436,675,399

Materials - 8.34%

Ball Corp	1,219,300	48,150,157
Bemis Co Inc †	1,683,300	44,119,293
International Flavors & Fragrances Inc	1,185,400	46,775,884
Louisiana-Pacific Corp †	3,420,200	31,807,860
Packaging Corp of America †	2,556,600	59,261,988
RPM International Inc	2,348,628	45,422,466
United States Steel Corp	339,700	26,364,117

		301,901,765

Telecommunication Services - 1.42%

Frontier Communications Corp †	4,479,400	51,513,100

Utilities - 4.13%

American Electric Power Co Inc	1,865,900	69,094,277
PPL Corp	515,700	19,091,214
Wisconsin Energy Corp †	1,360,700	61,095,430

		149,280,921

Total Common Stocks (Cost $4,108,966,845)		3,502,572,278

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.16%

Repurchase Agreement - 3.16%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $114,410,972; collateralized by Federal Home Loan Bank: 2.565% due 11/07/08 and market value $105,815,225; Freddie Mac (U.S. Govt Agency Issue): 0.000% due 10/31/08 and market value $10,882,725)	$114,407,000	114,407,000

Total Short-Term Investment (Cost $114,407,000)		114,407,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.97% (Cost $4,223,373,845)		3,616,979,278

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.82%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $499,957,935)	499,957,935	$499,957,935

TOTAL INVESTMENTS - 113.79% (Cost $4,723,331,780)		4,116,937,213

OTHER ASSETS & LIABILITIES, NET - (13.79%)		(499,065,821)

NET ASSETS - 100.00%		$3,617,871,392

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $2,430 or less than 0.005% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.43%

Consumer Discretionary - 11.25%

Amazon.com Inc * †	264,163	$19,220,500
GameStop Corp ‘A’ * †	150,360	5,143,816
Kohl’s Corp *	176,761	8,145,147
Lowe’s Cos Inc	507,964	12,033,667
McDonald’s Corp	303,679	18,736,994
priceline.com Inc * †	84,898	5,809,570
Urban Outfitters Inc * †	315,558	10,056,833

		79,146,527

Consumer Staples - 5.60%

PepsiCo Inc	155,215	11,062,173
Wal-Mart Stores Inc	473,755	28,373,187

		39,435,360

Energy - 8.58%

EOG Resources Inc	74,729	6,685,256
Petrohawk Energy Corp *	267,454	5,785,030
Southwestern Energy Co *	376,788	11,507,106
Transocean Inc † (Cayman)	176,973	19,438,714
XTO Energy Inc	364,357	16,949,888

		60,365,994

Financials - 9.86%

BlackRock Inc †	107,203	20,850,983
JPMorgan Chase & Co	204,115	9,532,170
T. Rowe Price Group Inc †	302,243	16,233,472
The Charles Schwab Corp	877,113	22,804,938

		69,421,563

Health Care - 14.42%

Celgene Corp *	151,236	9,570,214
Covance Inc *	100,490	8,884,321
Covidien Ltd (Bermuda)	276,709	14,875,876
Genzyme Corp *	130,230	10,534,305
Gilead Sciences Inc *	237,800	10,838,924
Illumina Inc * †	299,560	12,141,167
Intuitive Surgical Inc *	53,594	12,915,082
Medtronic Inc	233,083	11,677,458
St. Jude Medical Inc *	230,390	10,019,661

		101,457,008

Industrials - 8.73%

CSX Corp	294,715	16,082,598
Cummins Inc	159,687	6,981,516
First Solar Inc *	88,651	16,747,060
Flowserve Corp †	123,370	10,951,555
Fluor Corp †	191,646	10,674,682

		61,437,411

Information Technology - 34.11%

Activision Blizzard Inc *	839,234	12,949,381
Amphenol Corp ‘A’	336,350	13,501,089
Apple Inc *	220,535	25,066,008
Google Inc ‘A’ *	56,458	22,612,558
Hewlett-Packard Co	315,910	14,607,678
Intel Corp	912,130	17,084,195
International Business Machines Corp	211,305	24,714,233
MasterCard Inc ‘A’ †	64,398	11,419,697
McAfee Inc *	260,671	8,852,387
Oracle Corp *	1,022,867	20,774,429
QUALCOMM Inc	680,643	29,247,230
Symantec Corp *	405,172	7,933,268
The Western Union Co	431,300	10,640,171
Visa Inc ‘A’	335,337	20,586,338

		239,988,662

Materials - 3.88%

Monsanto Co	275,610	27,279,878

Total Common Stocks (Cost $730,375,055)		678,532,403

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.19%

Repurchase Agreement - 2.19%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $15,410,535; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $15,722,656)	$15,410,000	15,410,000

Total Short-Term Investment (Cost $15,410,000)		15,410,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.62% (Cost $745,785,055)		693,942,403

	Shares
SECURITIES LENDING COLLATERAL - 7.48%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $52,596,021)	52,596,021	52,596,021

TOTAL INVESTMENTS - 106.10% (Cost $798,381,076)		746,538,424

OTHER ASSETS & LIABILITIES, NET - (6.10%)		(42,913,945)

NET ASSETS - 100.00%		$703,624,479

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.52%

Australia - 0.42%

QBE Insurance Group Ltd +	478,885	$10,327,679

Austria - 1.76%

Erste Group Bank AG +	876,897	43,655,803

Bermuda - 0.61%

Li & Fung Ltd +	6,145,200	15,037,591

Brazil - 0.78%

Unibanco-Uniao de Bancos Brasileiros SA GDR	192,030	19,379,668

Canada - 1.20%

Canadian National Railway Co	623,070	29,801,438

Czech Republic - 0.73%

Komercni Banka AS +	80,486	18,185,898

France - 20.12%

Air Liquide SA +	387,986	42,633,456
AXA SA +	2,431,448	79,591,700
GDF Suez SA +	1,215,548	63,240,320
Legrand SA +	1,323,953	29,859,920
LVMH Moet Hennessy Louis Vuitton SA +	1,109,947	97,446,092
Pernod-Ricard SA † +	481,650	42,428,926
Schneider Electric SA +	771,159	66,222,793
Total SA +	996,980	60,566,320
Vivendi +	573,260	17,972,062

		499,961,589

Germany - 9.73%

Bayer AG +	780,377	57,284,848
Bayerische Motoren Werke AG +	342,000	13,319,302
Deutsche Boerse AG +	271,170	25,113,975
E.ON AG +	688,760	34,981,749
Linde AG +	613,910	65,747,752
Merck KGaA +	425,145	45,338,722

		241,786,348

India - 1.11%

Infosys Technologies Ltd ADR	559,260	18,628,951
Satyam Computer Services Ltd ADR	559,640	9,038,186

		27,667,137

Italy - 1.00%

Intesa Sanpaolo SPA +	4,526,595	24,894,309

Japan - 14.41%

Aeon Credit Service Co Ltd +	1,206,500	12,314,153
Bridgestone Corp +	1,248,500	23,635,995
Canon Inc +	2,010,900	76,234,972
FANUC Ltd +	341,700	25,706,710
Hirose Electric Co Ltd † +	155,300	14,801,452
HOYA Corp +	1,768,700	35,087,084
Inpex Holdings Inc +	4,641	39,441,220
Kao Corp +	1,971,700	52,876,115
OMRON Corp +	811,100	12,590,146
Ricoh Co Ltd +	932,900	13,117,474
Shin-Etsu Chemical Co Ltd +	913,100	43,418,560
Tokyo Electron Ltd +	196,000	8,869,247

		358,093,128

Mexico - 1.37%

America Movil SAB de CV ‘L’ ADR	426,720	19,782,739
Grupo Modelo SAB de CV ‘C’	3,372,500	14,339,254

		34,121,993

Netherlands - 6.81%

Akzo Nobel NV +	223,070	10,709,286
ASML Holding NV +	508,807	8,892,185
Heineken NV +	1,614,580	64,869,340
TNT NV +	1,722,250	47,717,806
Wolters Kluwer NV +	1,829,530	37,081,116

		169,269,733

Singapore - 1.28%

Singapore Telecommunications Ltd +	13,886,680	31,741,251

South Africa - 0.54%

MTN Group Ltd +	952,920	13,446,166

South Korea - 1.35%

Samsung Electronics Co Ltd +	73,051	33,475,897

Switzerland - 15.71%

Actelion Ltd * +	347,964	17,930,068
Compagnie Financiere Richemont SA ‘A’ +	517,710	22,874,217
Givaudan SA † +	59,258	49,495,567
Julius Baer Holding AG +	752,944	37,444,244
Nestle SA +	2,911,038	125,807,896
Roche Holding AG +	682,536	106,845,491
Swiss Reinsurance Co +	541,941	30,080,683

		390,478,166

Taiwan - 0.82%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,184,881	20,472,335

United Kingdom - 17.57%

BHP Billiton PLC +	791,040	17,920,281
Burberry Group PLC +	3,181,080	22,493,436
Diageo PLC +	3,874,126	66,090,208
GlaxoSmithKline PLC +	1,094,945	23,719,334
HSBC Holdings PLC (LI) +	1,079,190	17,459,330
Ladbrokes PLC +	4,163,728	14,060,707
Reckitt Benckiser Group PLC +	1,755,228	85,101,615
Royal Dutch Shell PLC ‘A’ (LI) +	1,578,423	45,585,314
Smiths Group PLC +	1,813,618	32,886,848
Standard Chartered PLC +	1,236,100	30,414,772
Tesco PLC +	2,899,719	20,167,411
William Hill PLC +	4,859,187	20,489,911
WPP Group PLC +	4,953,849	40,069,288

		436,458,455

United States - 2.20%

Synthes Inc +	394,474	54,572,441

Total Common Stocks (Cost $2,821,030,166)		2,472,827,025

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.21%

Commercial Paper - 0.21%

Toyota Motor Credit Corp 5.000% due 10/01/08	$5,208,000	$5,208,000

Total Short-Term Investment (Cost $5,208,000)		5,208,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.73% (Cost $2,826,238,166)		2,478,035,025

	Shares
SECURITIES LENDING COLLATERAL - 1.80%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $44,777,775)	44,777,775	44,777,775

TOTAL INVESTMENTS - 101.53% (Cost $2,871,015,941)		2,522,812,800

OTHER ASSETS & LIABILITIES, NET - (1.53%)		(37,945,685)

NET ASSETS - 100.00%		$2,484,867,115

Notes to Schedule of Investments
(a) As of September 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	18.98%
Financials	14.04%
Consumer Discretionary	13.06%
Health Care	12.30%
Information Technology	10.11%
Industrials	9.35%
Materials	9.25%
Energy	5.86%
Utilities	3.95%
Telecommunication Services	2.62%
Short-Term Investment & Securities Lending Collateral	2.01%

101.53%
Other Assets & Liabilities, Net	(1.53%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $2,341,384,454 or 94.23% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.79%

Consumer Discretionary - 8.27%

Belo Corp ‘A’ †	305,000	$1,817,800
Brown Shoe Co Inc †	304,350	4,985,253
Callaway Golf Co †	453,100	6,375,117
CKE Restaurants Inc	332,500	3,524,500
Dover Downs Gaming & Entertainment Inc †	82,300	640,294
Ethan Allen Interiors Inc †	196,300	5,500,326
Hillenbrand Inc	109,500	2,207,520
International Speedway Corp ‘A’	144,600	5,626,386
Phillips-Van Heusen Corp	107,000	4,056,370
Sotheby’s †	249,000	4,994,940
The Cato Corp ‘A’ †	16,750	293,962
Thor Industries Inc †	224,800	5,579,536
Wolverine World Wide Inc †	60,100	1,590,246

		47,192,250

Consumer Staples - 7.77%

Casey’s General Stores Inc †	260,900	7,871,353
Corn Products International Inc	125,400	4,047,912
Del Monte Foods Co	466,200	3,636,360
Lancaster Colony Corp †	89,200	3,359,272
PepsiAmericas Inc	273,400	5,664,848
The J.M. Smucker Co	122,800	6,224,732
Universal Corp †	126,700	6,219,703
WD-40 Co †	99,100	3,560,663
Weis Markets Inc †	103,600	3,730,636

		44,315,479

Energy - 12.51%

Berry Petroleum Co ‘A’ †	186,600	7,227,018
Buckeye Partners LP *	46,100	1,709,849
Cimarex Energy Co †	130,900	6,402,319
General Maritime Corp †	176,700	3,442,116
Gushan Environmental Energy Ltd ADR † (Cayman)	190,300	972,433
Holly Corp †	189,600	5,483,232
Linn Energy LLC †	304,100	4,652,730
Lufkin Industries Inc †	67,500	5,356,125
Magellan Midstream Partners LP †	62,900	2,037,960
NuStar Energy LP *	102,500	4,353,175
Penn Virginia Corp †	121,400	6,487,616
St. Mary Land & Exploration Co †	173,400	6,181,710
TC Pipelines LP	31,500	974,610
Tidewater Inc †	114,600	6,344,256
Tsakos Energy Navigation Ltd (Bermuda)	154,400	4,579,504
Williams Partners LP	62,900	1,625,965
World Fuel Services Corp †	154,900	3,567,347

		71,397,965

Financials - 21.96%

Advance America Cash Advance Centers Inc †	377,300	1,128,127
American Equity Investment Life Holding Co †	372,100	2,790,750
American Financial Group Inc	223,800	6,602,100
BancorpSouth Inc †	206,700	5,814,471
Bank of Hawaii Corp †	113,200	6,050,540
CBL & Associates Properties Inc REIT †	267,200	5,365,376
Cullen/Frost Bankers Inc †	111,500	6,690,000
Delphi Financial Group Inc ‘A’ †	198,848	5,575,698
Equity One Inc REIT †	286,400	5,868,336
First Industrial Realty Trust Inc REIT †	174,400	5,001,792
Fulton Financial Corp †	392,000	4,276,720
Healthcare Realty Trust Inc REIT †	211,000	6,150,650
Hilb Rogal & Hobbs Co	123,000	5,749,020
HRPT Properties Trust REIT †	630,200	4,342,078
Infinity Property & Casualty Corp †	125,600	5,174,720
International Bancshares Corp	126,700	3,420,900
National Penn Bancshares Inc †	216,600	3,162,360
Nationwide Health Properties Inc REIT †	186,100	6,695,878
Old National Bancorp †	79,905	1,599,698
Potlatch Corp REIT †	134,709	6,249,150
RLI Corp †	86,400	5,364,576
Sovran Self Storage Inc REIT †	50,500	2,256,845
Susquehanna Bancshares Inc †	237,600	4,637,952
Washington Federal Inc †	349,788	6,453,589
Whitney Holding Corp †	129,800	3,147,650
Zenith National Insurance Corp	156,200	5,723,168

		125,292,144

Health Care - 3.71%

Invacare Corp †	220,600	5,325,284
Owens & Minor Inc †	163,200	7,915,200
West Pharmaceutical Services Inc †	162,200	7,918,604

		21,159,088

Industrials - 18.75%

Acuity Brands Inc †	145,000	6,055,200
Albany International Corp ‘A’	138,000	3,771,540
Applied Industrial Technologies Inc †	191,600	5,159,788
Arkansas Best Corp †	163,400	5,504,946
Barnes Group Inc †	266,000	5,378,520
Belden Inc	33,400	1,061,786
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	259,300	4,988,932
Crane Co	182,000	5,407,220
DRS Technologies Inc	75,000	5,756,250
DryShips Inc †	17,900	635,271
Ennis Inc	282,000	4,359,720
Genco Shipping & Trading Ltd †	139,900	4,650,276
Granite Construction Inc	166,900	5,978,358
Harsco Corp	149,000	5,541,310
KBR Inc	2,700	41,229
Kelly Services Inc ‘A’ †	259,131	4,936,446
Kennametal Inc †	206,800	5,608,416
Lennox International Inc †	158,700	5,279,949
Lincoln Electric Holdings Inc	95,000	6,109,450
Mueller Industries Inc †	163,300	3,757,533
Quanex Building Products Corp	141,900	2,162,556
Regal-Beloit Corp †	131,800	5,604,136
Simpson Manufacturing Co Inc †	45,200	1,224,468
SkyWest Inc	207,300	3,312,654
Steelcase Inc ‘A’ †	219,200	2,356,400
Teleflex Inc	26,100	1,657,089
Tomkins PLC ADR (United Kingdom)	59,000	653,130

		106,952,573

Information Technology - 1.90%

Himax Technologies Inc ADR (Cayman)	172,300	497,947
Imation Corp †	202,000	4,563,180
Nam Tai Electronics Inc (United Kingdom)	92,100	752,457
Park Electrochemical Corp †	94,500	2,290,680
Technitrol Inc †	184,800	2,733,192

		10,837,456

Materials - 10.95%

AMCOL International Corp †	106,700	3,335,442
Bemis Co Inc †	259,600	6,804,116
Carpenter Technology Corp	142,200	3,647,430
Commercial Metals Co	342,700	5,788,203
IAMGOLD Corp (Canada)	855,300	4,806,786
Innophos Holdings Inc	22,500	548,550
Methanex Corp (Canada)	242,900	4,831,281
Royal Gold Inc †	227,300	8,173,708
RPM International Inc	296,100	5,726,574
Sensient Technologies Corp †	184,300	5,184,359
Terra Nitrogen Co LP †	31,500	3,460,275
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
The Lubrizol Corp	133,300	$5,750,562
Titanium Metals Corp †	391,200	4,436,208

		62,493,494

Utilities - 11.97%

AGL Resources Inc	193,200	6,062,616
Atmos Energy Corp	227,800	6,064,036
Cleco Corp †	238,200	6,014,550
Energen Corp	135,400	6,130,912
National Fuel Gas Co	137,200	5,787,096
OGE Energy Corp	193,800	5,984,544
Southwest Gas Corp †	178,300	5,395,358
Suburban Propane Partners LP †	65,000	2,182,700
UGI Corp	224,200	5,779,876
Vectren Corp	225,100	6,269,035
Westar Energy Inc †	266,700	6,144,768
WGL Holdings Inc †	199,700	6,480,265

		68,295,756

Total Common Stocks (Cost $573,046,556)		557,936,205

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.40%

Repurchase Agreement - 2.40%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $13,728,477; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $14,007,000)	$13,728,000	13,728,000

Total Short-Term Investment (Cost $13,728,000)		13,728,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.19% (Cost $586,774,556)		571,664,205

	Shares
SECURITIES LENDING COLLATERAL - 29.51%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $168,367,920)	168,367,920	168,367,920

TOTAL INVESTMENTS - 129.70% (Cost $755,142,476)		740,032,125

OTHER ASSETS & LIABILITIES, NET - (29.70%)		(169,466,575)

NET ASSETS - 100.00%		$570,565,550

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.24%

Energy - 0.72%

Petroleo Brasileiro SA (Brazil)	121,940	$2,214,644

Materials - 0.52%

Cia Vale do Rio Doce ADR (Brazil)	90,770	1,606,629

Total Preferred Stocks (Cost $477,968)		3,821,273

COMMON STOCKS - 57.30%

Consumer Discretionary - 6.19%

Jupiter Telecommunications Co Ltd + (Japan)	25	18,000
Liberty Global Inc ‘A’ * †	284,065	8,607,170
Liberty Global Inc ‘C’ * †	287,964	8,088,909
National CineMedia Inc	209,800	2,318,290

		19,032,369

Consumer Staples - 6.63%

Altria Group Inc	139,080	2,759,347
InBev NV + (Belgium)	23,200	1,380,273
Lorillard Inc	84,020	5,978,023
Nestle SA + (Switzerland)	83,100	3,591,377
Phillip Morris International Inc	139,080	6,689,748

		20,398,768

Energy - 4.15%

Alpha Natural Resources Inc *	15,000	771,450
BP PLC ADR (United Kingdom)	37,400	1,876,358
Exxon Mobil Corp	100,490	7,804,053
Petroleo Brasileiro SA ADR (Brazil)	52,800	2,320,560

		12,772,421

Financials - 6.00%

American Express Co	72,500	2,568,675
Credit Suisse Group ADR (Switzerland)	92,200	4,451,416
Everest Re Group Ltd (Bermuda)	64,460	5,577,724
Julius Baer Holding AG + (Switzerland)	47,243	2,349,416
National Financial Partners Corp †	61,900	928,500
SLM Corp *	180,200	2,223,668
The Goldman Sachs Group Inc	2,900	371,200

		18,470,599

Health Care - 7.71%

Abbott Laboratories	44,820	2,580,736
Amicus Therapeutics Inc * †	88,400	1,336,608
Beckman Coulter Inc	29,570	2,099,174
deCODE genetics Inc * †	187,100	72,969
Human Genome Sciences Inc *	208,120	1,321,562
Medco Health Solutions Inc *	51,500	2,317,500
Mylan Inc * †	289,000	3,300,380
Orexigen Therapeutics Inc *	149,780	1,616,126
Schering-Plough Corp	150,700	2,783,429
Skilled Healthcare Group Inc ‘A’ *	109,380	1,738,048
Theravance Inc *	51,100	636,706
Waters Corp *	27,600	1,605,768
WellPoint Inc *	49,230	2,302,487

		23,711,493

Industrials - 5.24%

Aircastle Ltd † (Bermuda)	198,900	1,971,099
Joy Global Inc	30,600	1,381,284
Navistar International Corp *	33,130	1,794,983
Orbital Sciences Corp * †	58,660	1,406,080
Siemens AG ADR (Germany)	70,810	6,648,351
Sinomem Technology Ltd * + (Singapore)	1,285,000	131,072
United Technologies Corp	46,630	2,800,598

		16,133,467

Information Technology - 18.09%

Cisco Systems Inc *	109,430	2,468,741
eBay Inc *	96,460	2,158,775
Google Inc ‘A’ *	2,630	1,053,368
International Business Machines Corp	30,990	3,624,590
Lam Research Corp *	53,700	1,691,013
Macrovision Solutions Corp *	169	2,599
Microsoft Corp	265,160	7,077,120
Novell Inc *	316,530	1,626,964
Seagate Technology LLC - Escrow Shares * + Ж (Cayman)	52,800	5,280
Synopsys Inc *	98,850	1,972,058
Take-Two Interactive Software Inc *	1,385,709	22,725,628
Texas Instruments Inc	107,190	2,304,585
THQ Inc * †	613,100	7,381,724
Yahoo! Inc *	91,400	1,581,220

		55,673,665

Materials - 0.99%

Teck Cominco Ltd ‘B’ (TSE) (Canada)	42,800	1,215,331
The Lubrizol Corp	42,220	1,821,371

		3,036,702

Telecommunication Services - 1.33%

AT&T Inc	99,100	2,766,872
Sprint Nextel Corp	217,400	1,326,140

		4,093,012

Utilities - 0.97%

Constellation Energy Group Inc	19,900	483,570
Dynegy Inc ‘A’ *	149,225	534,226
NRG Energy Inc *	23,200	574,200
The AES Corp *	119,000	1,391,110

		2,983,106

Total Common Stocks (Cost $183,876,085)		176,305,602

	Principal
	Amount
CORPORATE BONDS & NOTES - 12.63%

Consumer Discretionary - 3.11%

Belo Corp 8.000% due 11/01/08	$1,410,000	1,411,510
Centex Corp 5.800% due 09/15/09 Ж	695,000	660,250
Clear Channel Communications Inc 6.250% due 03/15/11 †	725,000	471,250
D.R. Horton Inc 8.000% due 02/01/09 Ж	250,000	247,188
Dillard’s Inc 6.625% due 11/15/08 Ж	405,000	406,012
Hyundai Motor Manufacturing Alabama LLC 5.300% due 12/19/08 ~	600,000	601,268
Lennar Corp 7.625% due 03/01/09	975,000	945,750
Liberty Media LLC 7.750% due 07/15/09	895,000	901,151
7.875% due 07/15/09	275,000	277,229
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Macys Retail Holdings Inc 4.800% due 07/15/09 †	$760,000	$742,936
MGM MIRAGE 6.000% due 10/01/09 †	1,225,000	1,151,500
The Gap Inc 10.050% due 12/15/08 Ж	171,000	172,924
Tribune Co 5.500% due 10/06/08 Ж	725,000	721,375
Univision Communications Inc 3.875% due 10/15/08	300,000	298,500
Wynn Las Vegas LLC 6.625% due 12/01/14	645,000	553,088

		9,561,931

Consumer Staples - 0.30%

Albertson’s Inc 8.000% due 05/01/31	845,000	787,332
Delhaize America Inc 9.000% due 04/15/31	127,000	133,648

		920,980

Energy - 0.70%

Buckeye Partners LP 4.625% due 07/15/13	270,000	257,812
Energy Transfer Partners LP 5.650% due 08/01/12	170,000	165,357
Kaneb Pipe Line Operating Partnership LP 5.875% due 06/01/13	780,000	760,126
PF Export Receivables Master Trust (Cayman) 3.748% due 06/01/13 ~	302,951	306,245
TEPPCO Partners LP 6.125% due 02/01/13	455,000	462,368
Valero Logistics Operations LP 6.050% due 03/15/13	200,000	193,830

		2,145,738

Financials - 6.99%

American International Group Inc 6.250% due 03/15/37	500,000	80,161
AXA SA (France) 6.379% due 12/14/36 ~ §	1,860,000	1,040,337
Bank of America Corp 8.000% due 01/30/58 §	1,170,000	927,883
8.125% due 11/15/80 §	195,000	157,792
Barclays Bank PLC (United Kingdom) 6.278% due 12/15/99 † §	2,340,000	1,672,984
Capmark Financial Group Inc 3.453% due 05/10/10 §	325,000	230,888
5.875% due 05/10/12	550,000	274,360
CIT Group Funding Co of Canada (Canada) 4.650% due 07/01/10	630,000	445,430
Citigroup Capital XXI 8.300% due 12/21/77 §	1,630,000	1,217,119
Citigroup Inc 8.400% due 04/30/99 §	660,000	450,061
Ford Motor Credit Co LLC 9.750% due 09/15/10	1,930,000	1,384,511
General Motors Acceptance Corp LLC 8.000% due 11/01/31	1,215,000	458,949
Goldman Sachs Capital I 6.345% due 02/15/34	1,690,000	1,113,169
HBOS PLC (United Kingdom) 6.413% due 10/01/99 ~ §	2,800,000	1,582,767
HSBC Finance Capital Trust IX 5.911% due 11/30/35 §	2,200,000	1,654,717
JPMorgan Chase & Co 7.900% due 12/01/99 §	1,325,000	1,118,474
Lehman Brothers Holdings Inc 7.500% due 05/11/38 ¤	2,529,000	12,645
MBIA Inc 5.700% due 12/01/34 ‡	530,000	292,854
Merrill Lynch & Co Inc 7.750% due 05/14/38	1,560,000	1,314,511
MetLife Capital Trust X 9.250% due 04/08/38 ~ §	300,000	285,450
MetLife Inc 6.400% due 12/15/36	1,560,000	974,880
Popular North America Inc 4.700% due 06/30/09	1,335,000	1,297,408
Prudential Holdings LLC 8.695% due 12/18/23 ~	1,215,000	1,407,757
SLM Corp 4.000% due 01/15/09	840,000	688,840
The Prudential Insurance Co of America 8.300% due 07/01/25 ~	1,095,000	1,219,691
Washington Mutual Bank 2.891% due 05/01/09 † §	875,000	214,375

		21,518,013

Information Technology - 0.65%

EchoStar DBS Corp 5.750% due 10/01/08 Ж	1,215,000	1,215,000
NCR Corp 7.125% due 06/15/09	800,000	804,616

		2,019,616

Telecommunication Services - 0.24%

AT&T Corp 6.000% due 03/15/09	52,000	52,258
Qwest Corp 5.625% due 11/15/08 Ж	126,000	125,370
8.875% due 03/15/12	580,000	571,300

		748,928

Utilities - 0.64%

Monongahela Power Co 7.360% due 01/15/10	970,000	997,665
Progress Energy Inc 6.850% due 04/15/12	20,000	20,597
Westar Energy Inc 7.125% due 08/01/09	920,000	943,144

		1,961,406

Total Corporate Bonds & Notes (Cost $50,050,062)		38,876,612

CONVERTIBLE CORPORATE BONDS - 0.32%

Health Care - 0.32%

Theravance Inc 3.000% due 01/15/15	1,340,000	975,721

Total Convertible Corporate Bonds (Cost $1,340,000)		975,721

MORTGAGE-BACKED SECURITIES - 44.65%

Collateralized Mortgage Obligations - 25.20%
Banc of America Commercial Mortgage Inc 5.421% due 09/10/45 “ § ‡	1,580,000	1,284,445
5.936% due 02/10/51 “ §	720,000	617,175
Banc of America Funding Corp 6.500% due 07/20/32 “	501,043	501,618
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Banc of America Mortgage Securities Inc 4.710% due 07/25/35 “ §	$1,173,539	$1,079,217
6.500% due 05/25/32 “	462,120	428,423
Bear Stearns Adjustable Rate Mortgage Trust 5.788% due 10/25/36 “ §	624,944	453,757
Bear Stearns Commercial Mortgage Securities 4.000% due 03/13/40 “	1,099,233	1,053,226
Chase Mortgage Finance Corp 5.500% due 05/25/35 “	440,000	371,739
Citigroup Commercial Mortgage Trust 6.299% due 12/10/49 “ §	670,000	534,226
Citigroup Mortgage Loan Trust Inc 5.888% due 07/25/36 “ §	481,426	419,164
Citimortgage Alternative Loan Trust 3.607% due 10/25/36 “ §	1,254,481	1,080,455
3.657% due 10/25/36 “ §	649,642	535,897
Countrywide Alternative Loan Trust 5.500% due 05/25/35 - 02/25/36 “ ±	1,850,000	1,508,582
5.750% due 01/25/35 “	1,068,000	867,881
6.000% due 11/25/34 - 01/25/35 “ ±	1,051,917	878,413
6.500% due 08/25/32 - 09/25/34 “ ±	1,006,071	882,164
Countrywide Home Loan Mortgage Pass-Through Trust 4.411% due 01/19/34 “ §	660,040	659,131
4.981% due 03/25/35 “ §	1,114,797	896,355
5.696% due 04/25/37 “ §	1,348,323	1,038,889
6.092% due 09/25/47 “ §	1,489,103	1,157,284
Deutsche ALT-A Securities Inc Alternate Loan Trust 5.961% due 06/25/36 “ §	233,306	230,688
6.005% due 10/25/36 “ §	664,167	649,728
6.360% due 07/25/36 “ §	83,225	81,752
Fannie Mae 5.000% due 01/25/20 “	1,148,000	1,131,835
5.500% due 04/25/23 - 04/25/26 “ ±	3,148,000	2,987,397
6.000% due 03/25/17 - 09/25/30 “ ±	852,587	876,336
6.500% due 06/25/23 - 01/25/32 “ ±	1,557,391	1,612,960
7.686% due 12/25/33 “ §	167,549	152,645
8.858% due 05/25/35 “ §	306,959	288,092
12.441% due 06/25/36 “ §	213,963	219,283
12.441% due 06/25/36 “ §	1,125,223	1,126,600
12.808% due 03/25/36 “ §	307,968	322,781
Fannie Mae (IO) 2.843% due 10/25/35 “ §	2,202,724	143,281
3.493% due 02/25/35 - 12/25/36 “ § ±	4,966,173	426,322
3.543% due 08/25/25 - 03/25/35 “ § ±	5,969,402	477,551
3.893% due 11/25/30 “ §	343,258	33,302
3.993% due 05/25/36 “ §	3,648,344	377,310
4.693% due 11/25/31 “ §	838,404	93,882
4.743% due 01/25/32 “ §	183,709	19,735
4.793% due 04/25/32 - 12/25/32 “ § ±	2,013,513	214,728
4.893% due 03/25/32 - 12/25/33 “ § ±	1,916,250	224,505
5.043% due 02/25/33 “ §	485,277	57,096
5.353% due 12/18/32 “ §	254,938	29,072
5.500% due 04/01/33 - 06/01/35 “ ±	5,911,124	1,251,238
6.000% due 06/01/33 - 08/01/35 “ ±	4,906,417	1,112,671
6.000% due 09/01/35 “ §	464,275	112,837
6.500% due 02/01/32 - 02/01/33 “ ±	2,543,549	590,155
6.500% due 02/01/33 “ §	297,009	70,488
7.000% due 06/01/23 - 08/01/26 “ ±	860,087	198,066
7.000% due 09/01/23 “ Ж	1,128,733	283,043
7.500% due 08/01/23 - 11/01/23 “ ±	1,063,922	262,680
Fannie Mae (PO) 0.000% due 09/25/23 “	233,098	182,772
Fannie Mae Grantor Trust 7.000% due 11/25/31 “	636,821	667,181
Fannie Mae Whole Loan 7.000% due 02/25/44 “	1,344,474	1,432,841
First Horizon Alternative Mortgage Securities 5.500% due 04/25/37 “	403,910	365,310
6.000% due 01/25/35 “	333,715	283,928
Freddie Mac 2.888% due 06/15/29 - 01/15/33 “ § ±	268,561	265,631
2.988% due 03/15/32 “ §	110,890	109,803
3.088% due 12/15/32 “ §	1,303,178	1,292,859
5.000% due 03/15/34 “	3,000,000	2,804,129
6.500% due 02/15/28 - 06/15/32 “ ±	2,860,606	2,956,712
15.262% due 06/15/34 “ §	187,152	193,810
15.629% due 08/15/35 “ §	98,676	104,302
Freddie Mac (IO) 3.663% due 07/15/25 - 02/15/26 “ § ±	2,094,883	139,053
4.213% due 01/15/35 “ §	1,822,274	153,884
4.763% due 04/15/33 “ §	446,311	33,616
5.113% due 02/15/30 - 02/15/32 “ § ±	80,582	6,034
5.163% due 07/15/26 - 03/15/29 “ § ±	585,347	54,769
6.000% due 12/01/31 - 03/01/33 “ ±	954,607	220,259
6.500% due 02/01/28 - 01/01/29 “ ±	197,842	43,084
7.000% due 06/01/26 - 04/01/27 “ ±	855,506	181,323
Freddie Mac (PO) 0.000% due 06/01/26 - 02/01/28 “ ±	166,798	138,384
GE Capital Commercial Mortgage Corp 4.093% due 01/10/38 “ ‡	968,764	949,852
4.433% due 07/10/39 “	640,000	631,833
GMAC Mortgage Corp Loan Trust 5.300% due 07/19/35 “ §	1,142,591	962,698
5.500% due 09/25/34 “	730,000	619,558
Government National Mortgage Association (IO) 4.312% due 08/16/36 “ §	791,523	71,892
5.012% due 02/16/32 “ §	464,422	45,554
5.112% due 01/16/27 “ §	366,676	38,083
5.153% due 01/17/30 “ §	304,007	31,422
5.212% due 12/16/26 “ §	960,425	100,539
Greenwich Capital Commercial Funding Corp 5.736% due 12/10/49 “	690,000	587,394
GSR Mortgage Loan Trust 5.144% due 11/25/35 “ §	1,833,880	1,640,596
JPMorgan Chase Commercial Mortgage Securities Corp 4.999% due 10/15/42 “ §	390,000	327,390
6.068% due 02/12/51 “	1,430,000	1,236,223
LB-UBS Commercial Mortgage Trust 5.084% due 02/15/31 “	890,000	860,310
5.217% due 02/15/31 “ §	890,000	714,217
5.318% due 02/15/40 “	860,000	804,919
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
5.866% due 09/15/45 “ §	$1,600,000	$1,375,195
6.374% due 09/15/45 “ §	480,000	384,145
MASTR Alternative Loans Trust 6.000% due 07/25/34 “	793,238	700,954
Merrill Lynch Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 “	1,310,000	1,112,610
MLCC Mortgage Investors Inc 5.975% due 06/25/37 “ §	1,380,265	1,220,726
Morgan Stanley Mortgage Loan Trust 5.417% due 06/25/36 “ §	490,000	408,433
Prudential Mortgage Capital Co II LLC 7.306% due 10/06/15 ~ “	1,620,000	1,691,811
Residential Accredit Loans Inc 5.750% due 01/25/33 - 04/25/37 “ ±	902,719	774,012
6.000% due 05/25/36 - 09/25/36 “ ±	669,567	660,384
Residential Asset Securitization Trust 6.000% due 09/25/36 “	800,746	742,006
Suntrust Adjustable Rate Mortgage Loan Trust 5.010% due 01/25/37 “ §	1,701,191	1,261,086
5.659% due 06/25/37 “ § Ж	599,487	446,809
Wachovia Mortgage Loan Trust LLC 5.981% due 03/20/37 “ §	385,071	368,462
Washington Mutual Alternative Mortgage Pass-Through Certificates 6.000% due 02/25/37 “	1,707,652	1,658,121
Washington Mutual Mortgage Pass-Through Certificates 5.584% due 11/25/36 “ §	94,643	74,156
5.658% due 05/25/37 “ §	102,212	85,177
5.668% due 03/25/37 “ §	768,366	457,189
5.695% due 06/25/37 “ §	1,100,054	898,196
5.711% due 02/25/37 “ § Ж	296,497	92,133
5.750% due 10/25/36 “ §	1,616,307	1,229,997
6.128% due 08/25/36 “ §	1,490,439	1,329,197
Wells Fargo Mortgage-Backed Securities Trust 3.621% due 09/25/34 “ §	311,485	275,352
4.261% due 12/25/34 “ §	881,249	817,005
4.369% due 09/25/34 “ §	81,272	68,614
4.537% due 04/25/35 “ §	372,359	323,415
4.549% due 03/25/35 “ §	223,571	193,698
4.992% due 12/25/34 “ §	376,471	342,265
5.000% due 06/25/18 “	598,502	565,055
5.093% due 03/25/36 “ §	401,358	368,041
5.106% due 03/25/36 “ §	1,897,482	1,653,117
5.539% due 04/25/36 “ § Ж	639,678	489,009
5.561% due 07/25/36 “ §	778,591	640,229
5.636% due 07/25/36 “ §	594,275	456,942
5.673% due 10/25/34 “ §	111,079	108,087
6.100% due 09/25/36 “ §	1,306,946	1,092,704

		77,522,596

Fannie Mae - 17.99%

4.500% due 10/20/38 “	5,265,000	5,131,732
5.000% due 09/01/35 - 10/20/38 “ ±	15,903,990	15,605,535
5.500% due 10/14/38 - 10/20/38 “±	19,900,000	19,861,489
6.000% due 04/01/33 - 10/20/38 “ ±	9,679,530	9,816,171
6.500% due 06/01/17 - 01/01/34 “±	3,154,046	3,271,933
7.000% due 04/01/33 - 04/01/34 “±	1,409,771	1,485,535
7.500% due 01/01/33 “	137,308	148,747
8.500% due 07/01/32 “	14,545	16,035

		55,337,177

Freddie Mac - 1.46%
4.500% due 07/01/19 “	495,709	486,405
5.000% due 12/01/34 “	42,297	41,340
6.000% due 04/01/17 - 03/01/33 “ ±	1,522,916	1,557,249
6.500% due 04/01/18 - 04/01/34 “ ±	1,922,782	1,992,103
7.000% due 10/01/31 “	403,304	424,118

		4,501,215

Total Mortgage-Backed Securities (Cost $144,321,185)		137,360,988

ASSET-BACKED SECURITIES - 1.40%

Argent Securities Inc 3.687% due 05/25/34 “ §	778,579	686,605
Citibank Credit Card Issuance Trust 5.000% due 06/10/15 “	180,000	142,944
Citigroup Mortgage Loan Trust Inc 5.536% due 03/25/36 “ §	63,529	62,625
Countrywide Asset-Backed Certificates 3.947% due 02/25/33 “ §	18,836	15,024
4.657% due 02/25/36 “ §	144,689	143,698
5.363% due 05/25/36 “ §	230,000	210,447
5.382% due 05/25/36 “ §	350,000	319,522
Honda Auto Receivables Owner Trust 4.150% due 10/15/10 “	213,319	213,362
Household Home Equity Loan Trust 3.448% due 01/20/35 “ §	299,455	253,485
Lehman XS Trust 5.180% due 08/25/35 “ §	144,454	143,711
MBNA Credit Card Master Note Trust 3.838% due 03/15/16 “ §	1,720,000	1,357,836
Option One Mortgage Loan Trust 3.307% due 07/25/36 “ §	554,122	523,637
Structured Asset Investment Loan Trust 3.247% due 09/25/36 “ §	230,045	225,489

Total Asset-Backed Securities (Cost $4,990,110)		4,298,385

SHORT-TERM INVESTMENT - 0.11%

Repurchase Agreement - 0.11%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $333,011; collateralized by Freddie Mac (U.S. Govt Issue): 0.000% due 11/10/08 and market value $338,980)	330,000	330,000

Total Short-Term Investment (Cost $330,000)		330,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 117.65% (Cost $385,385,410)		361,968,581

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.94%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $21,349,188)	21,349,188	$21,349,188

TOTAL INVESTMENTS - 124.59% (Cost $406,734,598)		383,317,769

OTHER ASSETS & LIABILITIES, NET - (24.59%)		(75,647,770)

NET ASSETS - 100.00%		$307,669,999

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $7,475,418 or 2.43% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $12,645 or less than 0.005% of the net assets were in default as of September 30, 2008.
(d) 1.46% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) Securities with an aggregate market value of $1,039,914 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
U.S. Treasury 5-Year Notes (12/08)	92	$9,200,000	$32,861
U.S. Treasury 30-Year Bonds (12/08)	94	9,400,000	(254,024)

Short Futures Outstanding

U.S. Treasury 2-Year Notes (12/08)	309	61,800,000	(353,355)
U.S. Treasury 10-Year Notes (12/08)	192	19,200,000	193,859

			($380,659)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(f) Swap agreements outstanding as of September 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
Deutsche Bank	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	1.410%	09/20/08	$900,000	($792,000)
Barclays	Dillards Inc 7.130% due 08/01/18	Sell	1.900%	12/20/08	320,000	(2,171)
Credit Suisse	JPMorgan Chase & Co 5.300% due 10/30/15	Sell	2.088%	12/20/08	460,000	958
Morgan Stanley	Lennar Corp 5.950% due 03/01/13	Sell	2.900%	12/20/08	450,000	5,723
Deutsche Bank	iStar Financial Inc 6.005% due 12/15/10	Sell	2.925%	12/20/08	930,000	(55,691)
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	3.000%	12/20/08	540,000	(32,242)
Goldman Sachs	D.R. Horton Inc 5.375% due 06/15/12	Sell	4.210%	12/20/08	475,000	(399)
Deutsche Bank	Washington Mutual Inc 5.250% due 09/15/17	Sell	4.500%	12/20/08	660,000	(227,700)
Credit Suisse	Washington Mutual Inc 5.250% due 09/15/17	Sell	6.500%	12/20/08	270,000	(93,150)
Barclays	Six Flags Inc 9.750% due 04/15/13	Sell	8.250%	12/20/08	480,000	(19,130)
Deutsche Bank	AMBAC Financial Group Inc 9.375% due 08/01/11	Sell	8.450%	12/20/08	255,000	(7,619)
Deutsche Bank	MBIA Inc 5.700% due 12/01/34	Sell	8.850%	12/20/08	670,000	(27,228)
Credit Suisse	Wachovia Corp 3.625% due 02/17/09	Sell	1.000%	03/20/09	515,000	(10,335)
Deutsche Bank	Wachovia Corp 3.625% due 02/17/09	Sell	1.000%	03/20/09	1,140,000	(22,878)
Deutsche Bank	Tenet Healthcare Corp 7.375% due 02/01/13	Sell	1.600%	03/20/09	810,000	(4,046)
Deutsche Bank	Cemex SAB de CV 9.625% due 10/01/09	Sell	2.000%	03/20/09	260,000	986
Morgan Stanley	The Hartford Financial Services Group Inc 4.750% due 03/01/14	Sell	2.400%	03/20/09	260,000	(3,135)
Barclays	American International Group Inc 6.250% due 05/01/36	Sell	3.000%	03/20/09	160,000	(8,316)
Morgan Stanley	Wachovia Corp 3.625% due 02/17/09	Sell	3.250%	03/20/09	1,245,000	(12,052)
Credit Suisse	Vornado Realty Trust 4.750% due 12/01/10	Sell	3.600%	03/20/09	260,000	274
Barclays	American International Group Inc 6.250% due 05/01/36	Sell	4.000%	03/20/09	595,000	(28,255)
Deutsche Bank	American International Group Inc 6.250% due 05/01/36	Sell	4.000%	03/20/09	755,000	(35,852)
Morgan Stanley	American International Group Inc 6.250% due 05/01/36	Sell	4.000%	03/20/09	450,000	(21,369)
Barclays	HCP Inc 6.450% due 06/25/12	Sell	4.600%	03/20/09	395,000	1,796
Barclays	American International Group Inc 6.250% due 05/01/36	Sell	5.350%	03/20/09	515,000	(21,337)
Credit Suisse	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	1,130,000	16,109
Goldman Sachs	Sprint Nextel Corp 6.000% due 12/01/16	Sell	6.300%	03/20/09	405,000	5,774
Credit Suisse	Rite Aid Corp 7.700% due 02/15/27	Sell	7.500%	03/20/09	45,000	2,318
Goldman Sachs	RH Donnelley Corp 8.875% due 01/15/16	Sell	9.000%	03/20/09	570,000	(18,148)
Credit Suisse	iStar Financial Inc 6.000% due 12/15/10	Sell	12.000%	03/20/09	125,000	(9,701)
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	12.000%	03/20/09	315,000	(24,445)
Morgan Stanley	Countrywide Home Loan Inc 4.000% due 03/22/11	Sell	0.420%	06/20/09	1,530,000	(46,334)
Deutsche Bank	Prudential Financial Inc 4.500% due 07/15/13	Sell	2.050%	06/20/09	205,000	(3,637)
Deutsche Bank	Liz Claiborne Inc 5.000% due 07/08/13	Sell	3.250%	06/20/09	950,000	4,362
Deutsche Bank	Vornado Realty Trust 4.750% due 12/01/10	Sell	3.875%	06/20/09	525,000	1,834
Goldman Sachs	Univision Communications Inc 9.750% due 03/15/15	Sell	5.000%	06/20/09	330,000	8,641
Credit Suisse	Washington Mutual Inc 5.250% due 09/15/17	Sell	6.800%	06/20/09	940,000	(324,300)
Barclays	Citigroup Inc 7.750% due 04/02/12	Sell	10.500%	06/20/09	100,000	(10,428)
Deutsche Bank	Centex Corp 5.250% due 06/15/15	Sell	1.550%	09/20/09	115,000	(3,446)
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	330,000	3,217
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	510,000	(4,971)
Goldman Sachs	Pulte Homes Inc 5.250% due 01/15/14	Sell	2.750%	09/20/09	725,000	2,458
Deutsche Bank	Temple-Inland Inc 6.875% due 01/15/18	Sell	3.000%	09/20/09	120,000	1,094
Barclays	XL Capital Ltd 5.250% due 09/15/14	Sell	3.550%	09/20/09	525,000	(4,984)
Deutsche Bank	XL Capital Ltd 5.250% due 09/15/14	Sell	3.550%	09/20/09	600,000	(5,696)
Barclays	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	4.150%	09/20/09	940,000	(16,276)
Credit Suisse	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	4.150%	09/20/09	470,000	(8,138)
Credit Suisse	Rite Aid Corp 7.700% due 02/15/27	Sell	5.000%	09/20/09	295,000	(27,150)
Morgan Stanley	Louisiana - Pacific Corp 8.875% due 08/15/10	Sell	6.250%	09/20/09	480,000	(353)
Credit Suisse	Tribune Co 5.250% due 08/15/15	Sell	5.000%	12/20/09	260,000	(14,242)
Morgan Stanley	Univision Communications Inc 9.750% due 03/15/15	Sell	5.000%	12/20/09	95,000	(4,162)
Deutsche Bank	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	5.450%	12/20/09	365,000	(2,899)
Deutsche Bank	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	5.500%	12/20/09	450,000	(3,318)
Barclays	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	5.750%	12/20/09	450,000	(2,037)
Barclays	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	0.490%	09/20/10	1,025,000	(866,125)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11	2,700,000	(136,939)
Goldman Sachs	Capmark Financial Group Inc 6.300% due 05/10/17	Sell	0.950%	06/20/12	485,000	159,283
Barclays	Capmark Financial Group Inc 5.875% due 05/10/12	Sell	1.000%	06/20/12	485,000	153,076
Goldman Sachs	iStar Financial Inc 6.000% due 12/15/10	Sell	3.950%	12/20/12	55,000	(23,336)
Credit Suisse	iStar Financial Inc 6.000% due 12/15/10	Sell	4.000%	12/20/12	45,000	(21,802)
Deutsche Bank	iStar Financial Inc 6.000% due 12/15/10	Sell	4.320%	12/20/12	70,000	(29,261)
Barclays	iStar Financial Inc 6.000% due 12/15/10	Sell	4.400%	12/20/12	430,000	(179,166)
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	5.910%	12/20/12	155,000	(7,068)
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	6.000%	12/20/12	155,000	(6,532)
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
Credit Suisse	TXU Corp 5.550% due 11/15/14	Sell	6.050%	12/20/12	$150,000	($6,079)
Barclays	Kohl’s Corp 6.300% due 03/01/11	Sell	0.900%	06/20/13	245,000	(3,268)
Barclays	Kohl’s Corp 6.300% due 03/01/11	Sell	1.080%	06/20/13	245,000	(1,421)
Deutsche Bank	Kohl’s Corp 6.300% due 03/01/11	Sell	1.180%	06/20/13	245,000	(394)
Deutsche Bank	Jones Apparel Group Inc 5.125% due 11/15/14	Sell	2.720%	06/20/13	255,000	39,345
Morgan Stanley	Liz Claiborne Inc 5.000% due 07/08/13	Sell	3.100%	06/20/13	490,000	(13,373)
Morgan Stanley	Jones Apparel Group Inc 5.125% due 11/15/14	Sell	3.200%	06/20/13	500,000	(43)
Credit Suisse	Morgan Stanley 6.600% due 04/01/12	Sell	7.800%	12/20/13	620,000	(38,681)
Morgan Stanley	General Motors Corp 7.125% due 07/15/13	Sell	5.750%	12/20/16	505,000	264,425
Morgan Stanley	General Motors Corp 7.125% due 07/15/13	Sell	5.800%	12/20/16	520,000	271,751
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.050%	12/20/16	500,000	200,155
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.150%	12/20/16	1,050,000	417,449
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.630%)	03/20/17	520,000	(13,344)
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.700%)	03/20/17	515,000	(10,765)
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.100%	03/20/17	520,000	43,248
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.170%	03/20/17	515,000	40,561
Morgan Stanley	Kohl’s Corp 6.300% due 03/01/11	Buy	(0.660%)	12/20/17	715,000	32,119
Morgan Stanley	Kohl’s Corp 6.300% due 03/01/11	Buy	(0.870%)	12/20/17	720,000	21,686
Morgan Stanley	J.C. Penney Co Inc 9.000% due 08/01/12	Sell	1.070%	12/20/17	475,000	(39,813)
Morgan Stanley	J.C. Penney Co Inc 9.000% due 08/01/12	Sell	1.300%	12/20/17	485,000	(47,286)
Barclays	Kohl’s Corp 6.300% due 03/01/11	Buy	(1.040%)	06/20/18	245,000	4,745
Barclays	Kohl’s Corp 6.300% due 03/01/11	Buy	(1.180%)	06/20/18	245,000	2,238
Deutsche Bank	Kohl’s Corp 6.300% due 03/01/11	Buy	(1.300%)	06/20/18	245,000	89
Deutsche Bank	Jones Apparel Group Inc 5.125% due 11/15/14	Buy	(2.635%)	06/20/18	255,000	(52,345)
Morgan Stanley	Liz Claiborne Inc 5.000% due 07/08/13	Buy	(2.900%)	06/20/18	490,000	23,080
Morgan Stanley	Jones Apparel Group Inc 5.125% due 11/15/14	Buy	(2.970%)	06/20/18	500,000	2,927
Barclays	ABX HE AA 06-2 Index	Sell	0.170%	05/25/46	270,000	1,033
Deutsche Bank	ABX HE AA 06-2 Index	Sell	0.170%	05/25/46	220,000	(142,956)
Goldman Sachs	ABX HE AA 06-2 Index	Sell	0.170%	05/25/46	365,000	(160,251)
Morgan Stanley	ABX HE AA 06-2 Index	Sell	0.170%	05/25/46	225,000	(152,211)

						($2,179,275)

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
Interest Rate Swaps

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Appreciation

Credit Suisse	3-Month USD-LIBOR	Pay	5.428%	08/07/17	$2,130,000	$160,564
Deutsche Bank	3-Month USD-LIBOR	Pay	5.445%	08/08/17	1,800,000	135,197

						$295,761

Total Return Swaps

			Expiration	Notional	Unrealized
Counterparty	Receive	Pay	Date	Amount	Depreciation
Goldman Sachs	If negative, the Total Return of the Lehman CMBS Index AAA 8.50	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	11/01/08	$520,000	($23,533)
Goldman Sachs	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 minus 50 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	12/01/08	3,580,000	(162,013)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 minus 50 basis points Ж	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	12/01/08	6,320,000	(286,012)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 minus 65 basis points Ж	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	12/01/08	1,620,000	(73,313)
Goldman Sachs	If negative, the Total Return of the Lehman CMBS Index AAA 8.50	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	2,010,000	(90,963)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	2,800,000	(126,714)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 minus 50 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	960,000	(43,445)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 minus 70 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	1,870,000	(89,664)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 minus 95 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	02/01/09	2,800,000	(126,714)
Goldman Sachs	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 plus 200 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	1,250,000	(56,569)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	5,300,000	(239,852)
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

			Expiration	Notional	Unrealized
Counterparty	Receive	Pay	Date	Amount	Depreciation
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 plus 250 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	$2,320,000	($104,992)
Morgan Stanley	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 plus 350 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	03/01/09	2,620,000	(118,568)
Goldman Sachs	If negative, the Total Return of the Lehman CMBS Index AAA 8.50 minus 660 basis points	If positive, the absolute value of the Lehman CMBS Index AAA 8.50	03/31/09	12,150,000	(444,518)

					($1,986,870)

Total Swap Agreements					($3,870,384)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MAIN STREET CORE® PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.29%

Consumer Discretionary - 9.76%

Aaron Rents Inc	10,700	$289,649
Aeropostale Inc * †	47,600	1,528,436
American Eagle Outfitters Inc †	84,600	1,290,150
American Greetings Corp ‘A’	10,500	160,545
AnnTaylor Stores Corp *	21,600	445,824
ArvinMeritor Inc †	6,900	89,976
Autoliv Inc	35,400	1,194,750
AutoNation Inc * †	124,800	1,402,752
AutoZone Inc *	9,100	1,122,394
Barnes & Noble Inc †	17,300	451,184
bebe Stores Inc †	30,600	298,962
Best Buy Co Inc †	340,000	12,750,000
Big Lots Inc * †	51,700	1,438,811
Bob Evans Farms Inc †	15,800	431,182
BorgWarner Inc	40,000	1,310,800
Boyd Gaming Corp †	4,000	37,440
Brinker International Inc	30,800	551,012
Brunswick Corp †	41,200	526,948
Cablevision Systems Corp ‘A’ †	62,500	1,572,500
Callaway Golf Co †	43,000	605,010
Career Education Corp *	5,300	86,655
Carnival Corp (Panama)	6,600	233,310
Carter’s Inc * †	10,800	213,084
CBS Corp ‘B’ †	746,500	10,883,970
CEC Entertainment Inc *	8,400	278,880
Centex Corp	25,400	411,480
Chipotle Mexican Grill Inc ‘B’ *	617	28,845
Comcast Corp ‘A’	76,600	1,503,658
Corinthian Colleges Inc *	4,100	61,500
Cox Radio Inc ‘A’ * †	15,400	162,624
Dillard’s Inc ‘A’ †	37,000	436,600
Dollar Tree Inc *	47,500	1,727,100
DreamWorks Animation SKG Inc ‘A’ *	50,900	1,600,805
Exide Technologies *	4,300	31,734
Expedia Inc *	38,200	577,202
Foot Locker Inc	62,000	1,001,920
Ford Motor Co * †	1,116,526	5,805,935
Fossil Inc *	4,900	138,327
Gannett Co Inc	46,900	793,079
Gentex Corp †	80,200	1,146,860
Genuine Parts Co	24,700	993,187
H&R Block Inc	25,500	580,125
Hanesbrands Inc * †	41,100	893,925
Harte-Hanks Inc †	16,000	165,920
Hasbro Inc †	50,500	1,753,360
Hillenbrand Inc	2,400	48,384
HSN Inc *	16,880	185,849
Interactive Data Corp	300	7,566
International Speedway Corp ‘A’	10,800	420,228
Interval Leisure Group Inc *	16,880	175,552
Jack in the Box Inc * †	13,900	293,290
Jones Apparel Group Inc	30,500	564,555
KB Home	4,300	84,624
Lear Corp * †	41,800	438,900
Lennar Corp ‘A’ †	74,400	1,130,136
Liberty Media Corp - Capital ‘A’ *	2,500	33,450
Liberty Media Corp - Interactive ‘A’ * †	149,700	1,932,627
Limited Brands Inc	102,000	1,766,640
Liz Claiborne Inc †	35,100	576,693
LKQ Corp *	74,700	1,267,659
Macy’s Inc	52,300	940,354
Marvel Entertainment Inc *	9,200	314,088
Mattel Inc	61,800	1,114,872
McDonald’s Corp	82,700	5,102,590
Mediacom Communications Corp ‘A’ *	1,300	7,696
Meredith Corp †	21,000	588,840
Netflix Inc * †	20,500	633,040
News Corp ‘A’	301,200	3,611,388
NVR Inc *	1,900	1,086,800
Office Depot Inc *	119,900	697,818
OfficeMax Inc	7,400	65,786
Papa John’s International Inc *	5,400	146,664
Penske Auto Group Inc †	31,600	362,452
Phillips-Van Heusen Corp	3,300	125,103
Polaris Industries Inc †	11,500	523,135
Pool Corp †	2,300	53,659
priceline.com Inc * †	15,100	1,033,293
Pulte Homes Inc	37,400	522,478
Quiksilver Inc *	7,500	43,050
RadioShack Corp	73,800	1,275,264
Regal Entertainment Group ‘A’	1,000	15,780
Regis Corp	8,300	228,250
Rent-A-Center Inc * †	24,200	539,176
Ross Stores Inc	49,900	1,836,819
Sally Beauty Holdings Inc * †	56,300	484,180
Scholastic Corp †	17,000	436,560
Service Corp International	99,800	834,328
Skechers U.S.A. Inc ‘A’ *	17,800	299,574
Snap-On Inc	30,400	1,600,864
Speedway Motorsports Inc	5,200	101,296
Staples Inc	229,300	5,159,250
Tempur-Pedic International Inc †	5,900	69,384
The Children’s Place Retail Stores Inc * †	9,900	330,165
The DIRECTV Group Inc * †	558,800	14,623,796
The Dress Barn Inc * †	34,400	525,976
The Gap Inc †	730,600	12,990,068
The Goodyear Tire & Rubber Co *	14,000	214,340
The Gymboree Corp *	12,100	429,550
The Men’s Wearhouse Inc	3,500	74,340
The Ryland Group Inc †	9,100	241,332
The Stanley Works	18,000	751,320
The Talbots Inc †	4,500	58,950
The Timberland Co ‘A’ *	7,300	126,801
The TJX Cos Inc	328,800	10,034,976
The Walt Disney Co	276,500	8,485,785
The Warnaco Group Inc *	26,300	1,191,127
Thor Industries Inc †	12,000	297,840
Ticketmaster *	16,880	181,122
Time Warner Cable Inc ‘A’ * †	154,800	3,746,160
Time Warner Inc	1,322,000	17,331,420
Tractor Supply Co * †	16,700	702,235
TRW Automotive Holdings Corp *	68,000	1,081,880
UniFirst Corp	3,200	137,888
Urban Outfitters Inc *	22,900	729,823
Viacom Inc ‘B’ *	25,055	622,366
WABCO Holdings Inc	25,400	902,716
Warner Music Group Corp	1,800	13,680
Williams-Sonoma Inc †	31,900	516,142
Wolverine World Wide Inc	19,400	513,324
Wyndham Worldwide Corp	89,700	1,409,187
Zale Corp *	4,900	122,500

		176,175,203

Consumer Staples - 6.91%

Altria Group Inc	321,500	6,378,560
Casey’s General Stores Inc †	14,700	443,499
Chattem Inc * †	6,900	539,442
CVS Caremark Corp	54,000	1,817,640
Del Monte Foods Co	24,700	192,660
Fresh Del Monte Produce Inc * (Cayman)	4,900	108,780
Herbalife Ltd (Cayman)	32,600	1,288,352
Longs Drug Stores Corp †	4,700	355,508
Lorillard Inc	78,079	5,555,321
NBTY Inc *	18,100	534,312

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Nu Skin Enterprises Inc ‘A’	14,700	$238,434
PepsiCo Inc	157,400	11,217,898
Phillip Morris International Inc	332,400	15,988,440
Pilgrim’s Pride Corp †	10,200	25,398
Reynolds American Inc	43,300	2,105,246
Safeway Inc	476,200	11,295,464
The Coca-Cola Co	203,900	10,782,232
The Kroger Co	611,300	16,798,524
The Pepsi Bottling Group Inc	11,200	326,704
The Procter & Gamble Co	361,882	25,219,557
Tyson Foods Inc ‘A’	62,800	749,832
Universal Corp	10,800	530,172
Wal-Mart Stores Inc	201,600	12,073,824
Weis Markets Inc	2,100	75,621

		124,641,420

Energy - 19.23%

Anadarko Petroleum Corp	308,900	14,984,739
Apache Corp	187,400	19,542,072
Berry Petroleum Co ‘A’ †	14,100	546,093
Bill Barrett Corp *	13,400	430,274
BPZ Resources Inc * †	1,900	32,680
Bristow Group Inc * †	600	20,304
Chesapeake Energy Corp	108,300	3,883,638
Chevron Corp	531,747	43,858,492
Cimarex Energy Co	27,200	1,330,352
ConocoPhillips	459,851	33,684,086
Continental Resources Inc *	8,800	345,224
CVR Energy Inc *	1,000	8,520
Delta Petroleum Corp * †	19,600	266,168
Denbury Resources Inc *	63,000	1,199,520
Devon Energy Corp	64,000	5,836,800
Dresser-Rand Group Inc *	41,600	1,309,152
Exxon Mobil Corp	1,011,900	78,584,154
Frontier Oil Corp	31,100	572,862
Grey Wolf Inc * †	29,400	228,732
GulfMark Offshore Inc *	9,500	426,360
Halliburton Co	55,900	1,810,601
Hess Corp	161,600	13,264,128
Key Energy Services Inc *	26,500	307,400
Lufkin Industries Inc	6,000	476,100
Marathon Oil Corp	450,925	17,978,380
Mariner Energy Inc * †	46,500	953,250
Massey Energy Co	25,300	902,451
Murphy Oil Corp	85,400	5,477,556
Nabors Industries Ltd * (Bermuda)	47,100	1,173,732
Noble Corp (Cayman)	280,100	12,296,390
Noble Energy Inc	197,100	10,956,789
Nordic American Tanker Shipping Ltd † (Bermuda)	8,000	256,480
Occidental Petroleum Corp	353,400	24,897,030
Oil States International Inc *	30,600	1,081,710
Overseas Shipholding Group Inc †	20,200	1,177,862
Parker Drilling Co *	3,800	30,476
Patterson-UTI Energy Inc	60,500	1,211,210
Pioneer Drilling Co *	3,300	43,890
Plains Exploration & Production Co *	34,100	1,198,956
Rosetta Resources Inc *	20,600	378,216
Schlumberger Ltd (Netherlands)	141,400	11,041,926
SEACOR Holdings Inc * †	5,800	457,910
Spectra Energy Corp	261,900	6,233,220
Stone Energy Corp *	11,412	483,070
Swift Energy Co * †	11,600	448,804
The Williams Cos Inc	40,700	962,555
Transocean Inc (Cayman)	44,900	4,931,816
Unit Corp *	20,500	1,021,310
Valero Energy Corp	415,300	12,583,590
VeraSun Energy Corp * †	15,000	46,950
W&T Offshore Inc †	34,800	949,692
Whiting Petroleum Corp *	8,300	591,458
XTO Energy Inc	93,200	4,335,664

		347,050,794

Financials - 8.99%

ACE Ltd (Switzerland)	39,100	2,116,483
Allied World Assurance Co Holdings Ltd (Bermuda)	16,800	596,736
American Financial Group Inc	54,200	1,598,900
American National Insurance Co	500	43,165
AmeriCredit Corp * †	24,800	251,224
AmTrust Financial Services Inc †	3,000	40,770
Arch Capital Group Ltd * (Bermuda)	24,000	1,752,720
Aspen Insurance Holdings Ltd (Bermuda)	32,300	888,250
Assurant Inc	31,300	1,721,500
AXIS Capital Holdings Ltd (Bermuda)	58,500	1,855,035
Bank of America Corp	381,323	13,346,305
Berkshire Hathaway Inc ‘B’ *	2,788	12,253,260
BlackRock Inc †	26,500	5,154,250
Brown & Brown Inc †	65,000	1,405,300
Cash America International Inc	11,800	425,272
Cathay General Bancorp	2,400	57,120
Cincinnati Financial Corp	37,917	1,078,359
Citigroup Inc	403,898	8,283,948
CNA Financial Corp	50,800	1,332,992
Conseco Inc *	18,200	64,064
Delphi Financial Group Inc ‘A’	3,400	95,336
Discover Financial Services	143,650	1,985,243
E*TRADE FINANCIAL Corp *	39,500	110,600
East West Bancorp Inc	7,600	104,120
Employers Holdings Inc	12,700	220,726
Endurance Specialty Holdings Ltd (Bermuda)	17,100	528,732
Everest Re Group Ltd (Bermuda)	4,500	389,385
Fidelity National Financial Inc ‘A’	97,400	1,431,780
First Commonwealth Financial Corp	1,800	24,246
First Horizon National Corp †	61,734	577,832
First Midwest Bancorp Inc	12,600	305,424
FirstMerit Corp	21,200	445,200
Flagstone Reinsurance Holdings Ltd (Bermuda)	1,800	18,486
General Growth Properties Inc REIT †	28,800	434,880
Genworth Financial Inc ‘A’	93,100	801,591
Greenhill & Co Inc	700	51,625
Hancock Holding Co	6,000	306,000
Harleysville Group Inc †	8,500	321,300
HCC Insurance Holdings Inc	50,500	1,363,500
International Bancshares Corp	15,400	415,800
Invesco Ltd (Bermuda)	4,900	102,802
IPC Holdings Ltd † (Bermuda)	18,700	564,927
JPMorgan Chase & Co	423,992	19,800,426
KBW Inc * †	7,000	230,580
Knight Capital Group Inc ‘A’ *	33,400	496,324
Legg Mason Inc	25,700	978,142
Leucadia National Corp †	32,600	1,481,344
Loews Corp	133,699	5,279,774
Max Capital Group Ltd (Bermuda)	19,300	448,339
Montpelier Re Holdings Ltd (Bermuda)	10,900	179,959
Morgan Stanley	22,900	526,700
National Penn Bancshares Inc †	32,200	470,120
Nationwide Financial Services Inc ‘A’	6,400	315,712
Nelnet Inc ‘A’	800	11,360
Northwest Bancorp Inc	700	19,278
Odyssey Re Holdings Corp †	36,700	1,607,460
Old National Bancorp †	27,200	544,544
OneBeacon Insurance Group Ltd (Bermuda)	8,600	181,890
Pacific Capital Bancorp †	22,200	451,770
Park National Corp †	1,700	132,600
PartnerRe Ltd (Bermuda)	23,100	1,572,879

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
PHH Corp *	15,100	$200,679
Philadelphia Consolidated Holding Corp *	22,400	1,311,968
PICO Holdings Inc *	400	14,364
Platinum Underwriters Holdings Ltd (Bermuda)	16,200	574,776
Popular Inc †	143,600	1,190,444
ProAssurance Corp * †	10,900	610,400
Protective Life Corp †	38,900	1,109,039
Provident Financial Services Inc †	18,900	312,039
Regions Financial Corp †	73,700	707,520
Reinsurance Group of America Inc ‘A’ †	700	37,800
RenaissanceRe Holdings Ltd (Bermuda)	16,800	873,600
RLI Corp †	6,900	428,421
Selective Insurance Group Inc	19,100	437,772
StanCorp Financial Group Inc	30,700	1,596,400
State Auto Financial Corp	2,100	61,047
Stifel Financial Corp * †	1,200	59,880
Susquehanna Bancshares Inc †	32,000	624,640
SVB Financial Group *	1,200	69,504
TD Ameritrade Holding Corp *	101,300	1,641,060
TFS Financial Corp	14,900	186,548
The Bank of New York Mellon Corp	41,500	1,352,070
The Chubb Corp	347,000	19,050,300
The Colonial BancGroup Inc †	66,100	519,546
The First American Corp	3,800	112,100
The Goldman Sachs Group Inc	55,000	7,040,000
The Hanover Insurance Group Inc	29,600	1,347,392
The NASDAQ OMX Group Inc *	52,400	1,601,868
The Navigators Group Inc *	3,200	185,600
The Phoenix Cos Inc	3,300	30,492
The Student Loan Corp	1,600	148,800
The Travelers Cos Inc	140,287	6,340,972
Torchmark Corp	2,400	143,520
Transatlantic Holdings Inc	5,900	320,665
Tree.com Inc *	2,813	13,559
Trustmark Corp	3,900	80,886
UnionBanCal Corp	3,100	227,199
Unitrin Inc	7,100	177,074
Unum Group †	92,900	2,331,790
Validus Holdings Ltd (Bermuda)	1,800	41,850
W.R. Berkley Corp	67,532	1,590,379
Webster Financial Corp †	27,800	701,950
Wells Fargo & Co	133,800	5,021,514
Westamerica Bancorp †	1,600	92,048
White Mountains Insurance Group Ltd (Bermuda)	400	187,900
Willis Group Holdings Ltd (Bermuda)	23,200	748,432
Zenith National Insurance Corp	8,400	307,776
Zions Bancorp	20,400	789,480

		162,147,452

Health Care - 8.10%

Abbott Laboratories	57,500	3,310,850
Aetna Inc	425,400	15,361,194
Alpharma Inc ‘A’ * †	18,800	693,532
American Medical Systems Holdings Inc * †	17,000	301,920
AMERIGROUP Corp *	20,500	517,420
Amgen Inc *	157,000	9,305,390
Analogic Corp †	6,200	308,512
Boston Scientific Corp *	174,800	2,144,796
Cardinal Health Inc	10,800	532,224
Celera Corp *	1,100	16,995
Centene Corp *	14,900	305,599
Chemed Corp	10,300	422,918
Coventry Health Care Inc *	14,300	465,465
Cubist Pharmaceuticals Inc * †	21,400	475,722
Eli Lilly & Co	164,200	7,229,726
Emergency Medical Services Corp ‘A’ *	4,700	140,436
Endo Pharmaceuticals Holdings Inc *	3,100	62,000
Genentech Inc *	52,700	4,673,436
Gilead Sciences Inc *	18,600	847,788
Health Net Inc *	55,000	1,298,000
HealthExtras Inc *	10,300	269,036
Healthspring Inc * †	22,200	469,752
Hill-Rom Holdings Inc †	20,700	627,417
Johnson & Johnson	426,400	29,540,992
Kindred Healthcare Inc *	15,100	416,307
King Pharmaceuticals Inc * †	159,600	1,528,968
KV Pharmaceutical Co ‘A’ * †	2,700	61,317
LifePoint Hospitals Inc * †	18,100	581,734
Lincare Holdings Inc * †	16,500	496,485
Magellan Health Services Inc *	6,400	262,784
Martek Biosciences Corp * †	15,000	471,300
Medicis Pharmaceutical Corp ‘A’	23,900	356,349
Medtronic Inc	20,000	1,002,000
Merck & Co Inc	381,000	12,024,360
Molina Healthcare Inc * †	900	27,900
Omnicare Inc	13,900	399,903
Owens & Minor Inc †	13,300	645,050
PDL BioPharma Inc	44,500	414,295
Pfizer Inc	1,225,860	22,604,858
Pharmaceutical Product Development Inc	39,300	1,625,055
PSS World Medical Inc * †	7,600	148,200
Sepracor Inc *	75,200	1,376,912
Sirona Dental Systems Inc * †	12,900	300,312
STERIS Corp	17,200	646,376
Thermo Fisher Scientific Inc *	17,000	935,000
UnitedHealth Group Inc	128,190	3,254,744
Universal Health Services Inc ‘B’	18,500	1,036,555
Varian Inc *	7,600	326,040
Warner Chilcott Ltd ‘A’ * (Bermuda)	30,900	467,208
Watson Pharmaceuticals Inc *	57,500	1,638,750
WellCare Health Plans Inc *	3,800	136,800
WellPoint Inc *	293,300	13,717,641

		146,224,323

Industrials - 13.59%

3M Co	100,100	6,837,831
A.O. Smith Corp	11,200	438,928
Acuity Brands Inc †	13,600	567,936
Aecom Technology Corp *	43,700	1,068,028
Alexander & Baldwin Inc	8,900	391,867
AMERCO Inc *	900	37,737
American Reprographics Co *	800	13,800
Ameron International Corp	700	50,155
Applied Industrial Technologies Inc †	19,600	527,828
Arkansas Best Corp †	14,600	491,874
Armstrong World Industries Inc	9,200	265,880
Avis Budget Group Inc *	53,600	307,664
Baldor Electric Co †	16,700	481,127
Barnes Group Inc †	13,700	277,014
BE Aerospace Inc *	59,900	948,217
Belden Inc †	15,200	483,208
Brady Corp ‘A’	6,700	236,376
Carlisle Cos Inc	4,200	125,874
Caterpillar Inc	223,200	13,302,720
Ceradyne Inc *	10,600	388,596
CIRCOR International Inc	5,500	238,865
Clean Harbors Inc *	6,800	459,340
Continental Airlines Inc ‘B’ *	34,200	570,456
Cooper Industries Ltd ‘A’ (Bermuda)	31,700	1,266,415
Copart Inc *	14,300	543,400
CoStar Group Inc * †	2,400	108,936
Crane Co	4,600	136,666
CSX Corp	19,000	1,036,830
Cummins Inc	195,531	8,548,615
Deluxe Corp †	27,200	391,408
Dover Corp	47,400	1,922,070

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
DRS Technologies Inc	10,700	$821,225
DynCorp International Inc ‘A’ *	1,300	21,788
Eaton Corp	2,000	112,360
EMCOR Group Inc * †	40,600	1,068,592
Emerson Electric Co	68,400	2,790,036
EnPro Industries Inc * †	7,500	278,700
Esterline Technologies Corp * †	11,300	447,367
Excel Maritime Carriers Ltd (Liberia)	6,800	102,544
First Advantage Corp ‘A’ *	1,100	15,455
Gardner Denver Inc *	30,400	1,055,488
GATX Corp	10,000	395,700
General Dynamics Corp	60,400	4,446,648
General Electric Co	1,312,816	33,476,808
GrafTech International Ltd *	63,800	964,018
Granite Construction Inc	14,800	530,136
Heartland Express Inc	16,500	256,080
Herman Miller Inc †	22,000	538,340
Hertz Global Holdings Inc *	127,800	967,446
HNI Corp †	14,700	372,498
Honeywell International Inc	94,800	3,938,940
Hub Group Inc ‘A’ * †	15,900	598,635
Hubbell Inc ‘B’	2,600	91,130
IDEX Corp	44,100	1,367,982
IKON Office Solutions Inc	39,200	666,792
Illinois Tool Works Inc	83,300	3,702,685
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	166,100	5,177,337
Interface Inc ‘A’	15,500	176,235
KBR Inc	55,300	844,431
Kennametal Inc	47,400	1,285,488
Korn/Ferry International * †	9,400	167,508
L-3 Communications Holdings Inc	69,900	6,872,568
Lennox International Inc	15,600	519,012
Lincoln Electric Holdings Inc	20,400	1,311,924
M&F Worldwide Corp *	400	16,000
Manpower Inc	31,300	1,350,908
MasTec Inc *	6,800	90,372
Monster Worldwide Inc * †	78,500	1,170,435
MPS Group Inc *	39,600	399,168
MSC Industrial Direct Co Inc ‘A’	30,500	1,405,135
Mueller Industries Inc †	16,700	384,267
Mueller Water Products Inc ‘A’ †	10,700	96,086
Navigant Consulting Inc *	1,700	33,813
Navistar International Corp * †	7,200	390,096
Nordson Corp †	21,000	1,031,310
Norfolk Southern Corp	253,100	16,757,751
Northrop Grumman Corp	244,800	14,820,192
Old Dominion Freight Line Inc *	1,000	28,340
Orbital Sciences Corp *	17,400	417,078
Oshkosh Corp	8,800	115,808
Owens Corning Inc *	9,600	229,536
Pacer International Inc	9,700	159,759
Parker-Hannifin Corp	193,400	10,250,200
Pentair Inc †	27,100	936,847
Raytheon Co	267,400	14,308,574
Regal-Beloit Corp	4,600	195,592
Resources Connection Inc * †	19,800	446,094
Robbins & Myers Inc	12,500	386,625
Robert Half International Inc	69,700	1,725,075
Roper Industries Inc	5,200	296,192
RR Donnelley & Sons Co	64,700	1,587,091
Ryder System Inc †	17,600	1,091,200
Sauer-Danfoss Inc	400	9,876
SkyWest Inc †	24,700	394,706
Steelcase Inc ‘A’ †	39,900	428,925
SYKES Enterprises Inc *	8,900	195,444
TBS International Ltd ‘A’ * (Bermuda)	1,700	22,882
Teleflex Inc	2,300	146,027
Textainer Group Holdings Ltd (Bermuda)	2,600	39,494
The Boeing Co	296,100	16,981,335
The Brink’s Co	23,600	1,440,072
The Corporate Executive Board Co	700	21,875
The Timken Co	50,300	1,426,005
The Toro Co †	14,600	602,980
Thomas & Betts Corp *	32,600	1,273,682
Titan International Inc †	3,700	78,884
Trinity Industries Inc †	12,900	331,917
Triumph Group Inc †	7,500	342,825
Tyco International Ltd (Bermuda)	84,050	2,943,431
United Rentals Inc *	28,225	430,149
United Stationers Inc * †	7,800	373,074
United Technologies Corp	161,300	9,687,678
UTi Worldwide Inc (United Kingdom)	15,300	260,406
W.W. Grainger Inc	6,400	556,608
Waste Management Inc	427,000	13,446,230
Watsco Inc †	7,000	351,960
Watson Wyatt Worldwide Inc ‘A’	19,600	974,708
Watts Water Technologies Inc ‘A’ †	17,300	473,155
Werner Enterprises Inc †	26,200	568,802
WESCO International Inc *	14,900	479,482
Westinghouse Air Brake Technologies Corp	23,600	1,209,028
Woodward Governor Co †	37,700	1,329,679
YRC Worldwide Inc * †	28,900	345,644

		245,134,064

Information Technology - 21.77%

3Com Corp *	6,000	13,980
Activision Blizzard Inc *	42,700	658,861
Acxiom Corp	19,700	247,038
ADTRAN Inc †	22,100	430,729
Affiliated Computer Services Inc ‘A’ * †	34,800	1,761,924
Agilent Technologies Inc *	107,300	3,182,518
Altera Corp	94,900	1,962,532
Amdocs Ltd * (United Kingdom)	65,100	1,782,438
Amkor Technology Inc *	62,500	398,125
Amphenol Corp ‘A’	45,400	1,822,356
Analog Devices Inc	74,300	1,957,805
Anixter International Inc * †	10,700	636,757
ANSYS Inc *	5,500	208,285
Apple Inc *	113,600	12,911,776
Applied Materials Inc	950,200	14,376,526
Arrow Electronics Inc *	55,600	1,457,832
Atmel Corp *	153,800	521,382
Autodesk Inc *	62,100	2,083,455
Avid Technology Inc * †	5,300	127,518
Avnet Inc *	61,400	1,512,282
Avocent Corp * †	19,300	394,878
AVX Corp	21,500	219,085
Benchmark Electronics Inc *	30,300	426,624
BMC Software Inc *	1,600	45,808
Broadridge Financial Solutions Inc	61,500	946,485
Brocade Communications Systems Inc *	202,900	1,180,878
CA Inc	273,200	5,453,072
Cabot Microelectronics Corp *	11,900	381,752
Cadence Design Systems Inc *	150,000	1,014,000
Check Point Software Technologies Ltd *	54,000	1,227,960
(Israel)
Ciena Corp *	13,000	131,040
Cisco Systems Inc *	1,307,100	29,488,176
Citrix Systems Inc *	30,300	765,378
Cogent Inc *	17,300	176,806
Cognex Corp	10,200	205,632
Coherent Inc * †	9,700	344,835
Computer Sciences Corp *	45,600	1,832,664
Compuware Corp *	165,100	1,599,819
Comtech Telecommunications Corp *	5,900	290,516
Concur Technologies Inc *	10,900	417,034
Convergys Corp *	38,400	567,552
Corning Inc	128,000	2,001,920

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Cymer Inc * †	15,300	$387,549
Dell Inc *	99,700	1,643,056
Digital River Inc *	9,300	301,320
Dolby Laboratories Inc ‘A’ *	5,200	182,988
EarthLink Inc * †	13,800	117,300
EchoStar Corp ‘A’ *	29,320	706,612
Electronics for Imaging Inc * †	8,800	122,584
EMC Corp *	126,100	1,508,156
Emulex Corp *	39,900	425,733
Entegris Inc *	31,300	151,492
F5 Networks Inc *	19,700	460,586
Fair Isaac Corp †	20,900	481,745
Fairchild Semiconductor International Inc *	47,400	421,386
FEI Co *	2,300	54,763
Fidelity National Information Services Inc	16,800	310,128
Gartner Inc * †	28,400	644,112
Global Payments Inc	6,000	269,160
Google Inc ‘A’ *	26,300	10,533,676
Harris Corp	30,700	1,418,340
Hewitt Associates Inc ‘A’ *	42,200	1,537,768
Hewlett-Packard Co	805,700	37,255,568
IAC/InterActiveCorp *	62,800	1,086,440
Informatica Corp *	30,600	397,494
Ingram Micro Inc ‘A’ *	89,000	1,430,230
Integrated Device Technology Inc *	59,900	466,022
Intel Corp	1,618,900	30,321,997
InterDigital Inc * †	16,400	394,420
Intermec Inc * †	4,000	78,560
International Business Machines Corp	267,500	31,286,800
Intersil Corp ‘A’ †	71,600	1,187,128
Intuit Inc *	84,000	2,655,240
Itron Inc *	3,000	265,590
j2 Global Communications Inc * †	20,500	478,675
Jabil Circuit Inc	116,600	1,112,364
JDS Uniphase Corp * †	143,000	1,209,780
KLA-Tencor Corp †	51,700	1,636,305
Lawson Software Inc *	24,700	172,900
Lexmark International Inc ‘A’ *	47,900	1,560,103
Linear Technology Corp †	63,000	1,931,580
Littelfuse Inc *	500	14,865
LSI Corp * †	277,500	1,487,400
Marvell Technology Group Ltd * (Bermuda)	150,100	1,395,930
Mentor Graphics Corp *	3,200	36,320
Metavante Technologies Inc *	4,300	82,818
MICROS Systems Inc * †	4,500	119,970
Microsemi Corp *	6,300	160,524
Microsoft Corp	1,793,000	47,855,170
MicroStrategy Inc ‘A’ *	1,000	59,530
MKS Instruments Inc * †	22,800	453,948
Molex Inc	66,800	1,499,660
National Instruments Corp †	29,400	883,470
National Semiconductor Corp	34,500	593,745
NCR Corp *	68,900	1,519,245
Net 1 U.E.P.S. Technologies Inc *	16,300	363,979
Novellus Systems Inc *	29,300	575,452
Open Text Corp * † (Canada)	16,200	560,196
Oracle Corp *	580,400	11,787,924
Parametric Technology Corp *	23,500	432,400
Perot Systems Corp ‘A’ *	37,200	645,420
Plantronics Inc †	22,600	508,952
Plexus Corp *	17,800	368,460
PMC-Sierra Inc * †	79,200	587,664
Polycom Inc * †	39,500	913,635
Power Integrations Inc * †	3,900	93,990
Progress Software Corp * †	11,800	306,682
QLogic Corp * †	65,700	1,009,152
QUALCOMM Inc	239,400	10,287,018
Quest Software Inc *	23,200	294,408
RealNetworks Inc *	7,900	40,132
RF Micro Devices Inc * †	77,700	226,884
Rofin-Sinar Technologies Inc * †	4,100	125,501
SanDisk Corp * †	80,000	1,564,000
Sapient Corp * †	7,000	52,010
Seagate Technology LLC (Cayman)	390,000	4,726,800
Seagate Technology LLC - Escrow Shares * + Ж (Cayman)	232,700	23,270
Semtech Corp * †	35,400	494,184
Silicon Laboratories Inc *	16,700	512,690
Sohu.com Inc * †	13,900	774,925
Sun Microsystems Inc *	217,600	1,653,760
Sybase Inc *	50,900	1,558,558
Symantec Corp *	921,300	18,039,054
Synaptics Inc * †	20,250	611,955
SYNNEX Corp *	14,300	319,462
Synopsys Inc *	57,100	1,139,145
Tech Data Corp *	16,900	504,465
Technitrol Inc	5,700	84,303
Tekelec * †	33,700	471,463
TeleTech Holdings Inc * †	10,100	125,644
Tellabs Inc *	142,500	578,550
Teradata Corp *	12,200	237,900
Teradyne Inc *	135,100	1,055,131
Texas Instruments Inc †	809,900	17,412,850
TIBCO Software Inc *	71,900	526,308
Total System Services Inc	11,400	186,960
Trimble Navigation Ltd * †	49,200	1,272,312
Tyco Electronics Ltd (Bermuda)	89,100	2,464,506
Unisys Corp *	7,000	19,250
ValueClick Inc *	5,000	51,150
Verigy Ltd * (Singapore)	4,800	78,144
ViaSat Inc *	500	11,790
Visa Inc ‘A’	17,510	1,074,939
Vishay Intertechnology Inc *	55,900	370,058
Western Digital Corp *	70,900	1,511,588
Wind River Systems Inc *	36,800	368,000
Xerox Corp	1,048,700	12,091,511
Xilinx Inc	41,900	982,555
Zebra Technologies Corp ‘A’ *	27,700	771,445

		392,782,762

Materials - 5.25%

AK Steel Holding Corp	45,700	1,184,544
Alcoa Inc	466,900	10,542,602
AptarGroup Inc	5,500	215,105
Ashland Inc	11,400	333,336
Ball Corp	3,100	122,419
Carpenter Technology Corp	9,000	230,850
Celanese Corp ‘A’	19,400	541,454
CF Industries Holdings Inc	14,900	1,362,754
Chemtura Corp	88,500	403,560
Crown Holdings Inc *	53,900	1,197,119
Cytec Industries Inc	13,800	536,958
Domtar Corp *	101,400	466,440
Ferro Corp	19,800	397,980
Freeport-McMoRan Copper & Gold Inc †	218,900	12,444,465
Greif Inc ‘A’	23,000	1,509,260
H.B. Fuller Co †	21,700	452,879
Hercules Inc	67,100	1,327,909
Kaiser Aluminum Corp	8,300	356,485
Koppers Holdings Inc	9,400	351,654
Louisiana-Pacific Corp	5,400	50,220
MeadWestvaco Corp	13,500	314,685
Minerals Technologies Inc †	7,500	445,200
Monsanto Co	152,100	15,054,858
Nalco Holding Co †	65,500	1,214,370
NewMarket Corp †	6,400	336,384
Newmont Mining Corp	23,800	922,488
NOVA Chemicals Corp † (Canada)	19,400	438,440

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Nucor Corp	293,400	$11,589,300
Olin Corp †	20,000	388,000
Olympic Steel Inc †	2,500	73,725
Owens-Illinois Inc *	47,500	1,396,500
Reliance Steel & Aluminum Co	29,600	1,123,912
Rock-Tenn Co ‘A’ †	15,900	635,682
Rockwood Holdings Inc *	1,500	38,490
RPM International Inc	68,700	1,328,658
RTI International Metals Inc *	1,800	35,208
Schnitzer Steel Industries Inc ‘A’	19,200	753,408
Sealed Air Corp	81,500	1,792,185
Silgan Holdings Inc	3,600	183,924
Smurfit-Stone Container Corp *	37,800	177,660
Sonoco Products Co	50,400	1,495,872
Southern Copper Corp †	487,500	9,301,500
Temple-Inland Inc	22,200	338,772
Terra Industries Inc †	37,600	1,105,440
The Dow Chemical Co	119,400	3,794,532
The Mosaic Co	40,300	2,741,206
The Scotts Miracle-Gro Co ‘A’	18,800	444,432
The Valspar Corp †	36,300	809,127
United States Steel Corp	20,900	1,622,049
Valhi Inc †	3,700	66,600
Westlake Chemical Corp †	18,400	386,952
Worthington Industries Inc †	27,100	404,874

		94,782,426

Telecommunication Services - 3.20%

AT&T Inc	921,787	25,736,293
Centennial Communications Corp *	33,300	207,792
CenturyTel Inc	12,200	447,130
Clearwire Corp ‘A’ * †	17,700	210,276
Embarq Corp	46,000	1,865,300
MetroPCS Communications Inc * †	56,600	791,834
NTELOS Holdings Corp	14,100	379,149
Premiere Global Services Inc * †	28,300	397,898
Sprint Nextel Corp	1,866,213	11,383,899
Syniverse Holdings Inc * †	28,200	468,402
Telephone & Data Systems Inc	38,700	1,383,525
US Cellular Corp *	10,600	497,352
Verizon Communications Inc	392,500	12,595,325
Windstream Corp	126,000	1,378,440

		57,742,615

Utilities - 1.49%

American Electric Power Co Inc	3,100	114,793
Avista Corp †	23,200	503,672
DPL Inc	44,500	1,103,600
Duke Energy Corp †	760,100	13,248,543
Edison International	16,500	658,350
Exelon Corp	2,700	169,074
FirstEnergy Corp	93,600	6,270,264
Hawaiian Electric Industries Inc	6,900	200,859
Integrys Energy Group Inc	33,200	1,658,008
Mirant Corp *	12,000	219,480
New Jersey Resources Corp	4,500	161,505
Reliant Energy Inc *	92,500	679,875
Sierra Pacific Resources	27,400	262,492
South Jersey Industries Inc †	2,900	103,530
Southwest Gas Corp	7,400	223,924
The Laclede Group Inc †	10,000	484,900
UniSource Energy Corp	10,700	312,333
WGL Holdings Inc †	16,900	548,405

		26,923,607

Total Common Stocks
(Cost $2,079,176,151)		1,773,604,666

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.40%

Repurchase Agreement - 1.40%

Fixed Income Clearing Corp
1.250% due 10/01/08
(Dated 09/30/08, repurchase price of
$25,343,880; collateralized by Federal
Home Loan Bank: 2.280% due 04/24/09
and market value $25,850,563)	$25,343,000	25,343,000

Total Short-Term Investment
(Cost $25,343,000)		25,343,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.69%
(Cost $2,104,519,151)		1,798,947,666

	Shares

SECURITIES LENDING COLLATERAL - 6.66%

The Mellon GSL DBT II Collateral Fund
3.394% Δ
(Cost $120,166,717)	120,166,717	120,166,717

TOTAL INVESTMENTS - 106.35%
(Cost $2,224,685,868)		1,919,114,383

OTHER ASSETS & LIABILITIES, NET - (6.35%)		(114,667,280)

NET ASSETS - 100.00%		$1,804,447,103

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $23,270 or less than 0.005% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Less than 0.005% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

India - 0.00%

Trent Ltd Exp. 01/07/10 *	14,582	$20,182

Total Warrants (Cost $0)		20,182

PREFERRED STOCKS - 6.64%

Brazil - 6.53%

All America Latina Logistica SA	1,014,000	6,964,622
Banco Bradesco SA (XBSP)	897,611	14,316,303
Cia Vale do Rio Doce ADR	964,180	17,065,986
Lojas Americanas SA	4,503,028	19,404,503
Net Servicos de Comunicacao SA *	949,765	8,250,363
Petroleo Brasileiro SA ADR	635,600	22,775,455

		88,777,232

South Korea - 0.11%

S-Oil Corp +	31,146	1,482,833

Total Preferred Stocks (Cost $116,385,070)		90,260,065

COMMON STOCKS - 86.63%

Argentina - 0.03%

IRSA Inversiones y Representaciones SA GDR * †	60,115	437,036

Bermuda - 0.10%

Varitronix International Ltd +	3,378,470	1,370,828

Brazil - 6.59%

B2W Cia Global do Varejo	101,000	2,384,744
BM&F BOVESPA SA	3,748,443	16,507,412
Cia Vale do Rio Doce ADR †	407,900	7,811,285
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR † ~ Ж	6,610	1,315,866
Diagnosticos da America SA	170,560	2,325,044
Embraer-Empresa Brasileira de Aeronautica SA ADR †	746,813	20,171,419
Natura Cosmeticos SA	1,811,450	17,810,831
Petroleo Brasileiro SA ADR	333,318	14,649,326
Tele Norte Leste Participacoes SA	332,104	6,544,695

		89,520,622

Cayman - 2.52%

Focus Media Holding Ltd ADR * †	83,000	2,366,330
SINA Corp * †	664,100	23,376,320
Tencent Holdings Ltd +	1,157,400	8,459,837

		34,202,487

Chile - 2.34%

Banco Santander Chile SA	204,292,710	8,062,969
Cencosud SA	7,814,341	18,349,236
SACI Falabella SA	1,548,975	5,412,088

		31,824,293

China - 2.32%

China Petroleum & Chemical Corp ‘H’ +	17,765,500	14,021,105
China Shenhua Energy Co Ltd ‘H’ +	3,199,000	7,846,896
Ping An Insurance Group Co of China Ltd ‘H’ +	582,000	3,408,172
Shanghai Zhenhua Port Machinery Co Ltd ‘B’ +	3,959,388	3,596,519
Travelsky Technology Ltd ‘H’ +	5,478,000	2,721,038

		31,593,730

Egypt - 3.61%

Commercial International Bank +	1,068,760	7,749,774
Eastern Tobacco Co SAE	82,971	4,251,761
Medinet Nasr Housing & Development +	174,797	959,973
Orascom Telecom Holding SAE +	4,970,231	36,084,162

		49,045,670

France - 0.25%

Technip SA +	60,200	3,382,702

Hong Kong - 6.62%

China Mobile Ltd ADR †	211,100	10,571,888
China Resources Enterprise Ltd +	6,506,000	15,885,969
China Unicom Ltd +	22,077,000	33,211,830
Hang Lung Properties Ltd +	3,221,000	7,582,345
Hong Kong Exchanges & Clearing Ltd +	316,000	3,891,990
Hutchison Whampoa Ltd +	1,094,000	8,402,512
Television Broadcasts Ltd +	2,464,920	10,467,317

		90,013,851

India - 12.08%

ABB Ltd / India +	169,721	2,898,265
Bharat Electronics Ltd +	180,064	3,487,557
Divi’s Laboratories Ltd +	286,221	8,304,854
HCL Technologies Ltd +	1,100,128	4,638,550
HDFC Bank Ltd ADR †	295,942	25,140,273
Hindustan Unilever Ltd +	2,105,900	11,436,330
Housing Development Finance Corp +	398,060	18,512,270
Infosys Technologies Ltd +	1,822,244	55,419,051
ITC Ltd +	1,504,020	6,098,836
Mahindra & Mahindra Ltd +	424,654	4,680,203
Rico Auto Industries Ltd +	81,300	27,193
Tata Consultancy Services Ltd +	997,120	14,330,874
Zee Entertainment Enterprises Ltd +	2,157,500	9,172,412

		164,146,668

Indonesia - 2.80%

P.T. Astra International Tbk +	4,740,870	8,456,577
P.T. Bank Central Asia Tbk +	1,811,000	596,508
P.T. Gudang Garam Tbk +	5,371,405	3,328,965
P.T. Telekomunikasi Indonesia Tbk +	34,437,353	25,722,311

		38,104,361

Luxembourg - 0.33%

Tenaris SA ADR †	119,300	4,448,697

Mexico - 9.27%

America Movil SAB de CV ‘L’ ADR	329,630	15,281,647
Corporacion GEO SAB de CV ‘B’ *	1,561,860	3,564,580
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	1,027,123	1,671,722
Fomento Economico Mexicano SAB de CV	4,190,300	16,027,088
Fomento Economico Mexicano SAB de CV ADR	249,930	9,532,330
Grupo Financiero Banorte SAB de CV ‘O’	8,249,760	26,326,213
Grupo Televisa SA ADR	1,256,300	27,475,281
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	2,827,470	$2,895,594
SARE Holding SAB de CV ‘B’ *	6,308,795	2,532,402
Wal-Mart de Mexico SAB de CV ‘V’	5,886,983	20,616,417

		125,923,274

Norway - 0.30%

Det Norske Oljeselskap ASA * † +	4,372,920	4,077,723

Philippines - 1.84%

Jollibee Foods Corp +	5,396,058	5,852,323
SM Prime Holdings Inc +	106,231,520	19,122,280

		24,974,603

Portugal - 0.51%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	816,405	6,962,672

Russia - 5.30%

LUKOIL ADR †	124,183	7,264,706
Magnit OAO * +	304,950	10,057,162
NovaTek OAO GDR † ~	26,100	913,500
OAO Gazprom ADR +	1,521,800	48,631,251
Polymetal GDR * ~ Ж	512,000	1,024,000
TMK OAO GDR † ~	205,200	4,104,000

		71,994,619

South Africa - 4.56%

Adcock Ingram Holdings Ltd *	242,472	986,396
Anglo Platinum Ltd +	160,160	14,604,561
Impala Platinum Holdings Ltd +	451,825	9,223,733
Liberty Group Ltd +	399,144	3,273,355
MTN Group Ltd +	569,906	8,041,651
Standard Bank Group Ltd +	1,761,563	20,247,410
Tiger Brands Ltd +	331,572	5,554,266

		61,931,372

South Korea - 2.64%

Amorepacific Corp +	6,902	3,731,982
GS Engineering & Construction Corp +	40,421	3,264,261
Hyundai Development Co +	97,106	3,627,205
Hyundai Engineering & Construction Co Ltd +	168,020	10,078,739
NHN Corp * +	57,955	7,434,021
Pusan Bank +	158,454	1,431,362
Shinsegae Co Ltd +	13,254	6,255,642

		35,823,212

Taiwan - 10.64%

Hon Hai Precision Industry Co Ltd +	1,916,652	6,864,863
MediaTek Inc +	3,452,254	35,797,797
President Chain Store Corp +	2,566,261	7,565,160
Realtek Semiconductor Corp +	4,075,580	6,937,289
Synnex Technology International Corp +	3,925,366	6,153,007
Taiwan Semiconductor Manufacturing Co Ltd +	41,885,431	70,243,205
Taiwan Semiconductor Manufacturing Co Ltd ADR †	915,361	8,576,933
Yuanta Financial Holding Co Ltd +	4,374,000	2,420,552

		144,558,806

Thailand - 0.15%

Kiatnakin Bank PCL	3,888,300	2,038,314

Turkey - 7.45%

Aksigorta AS +	1,041,272	3,546,802
Anadolu Efes Biracilik Ve Malt Sanayii AS +	802,754	8,243,770
BIM Birlesik Magazalar AS +	316,765	9,826,210
Enka Insaat ve Sanayi AS +	6,672	45,064
Ford Otomotiv Sanayi AS +	523,492	2,832,404
Haci Omer Sabanci Holding AS +	2,845,409	10,699,643
Haci Omer Sabanci Holding AS ADR	4,345,295	4,019,398
Turkcell Iletisim Hizmetleri AS +	3,461,600	21,129,710
Turkiye Garanti Bankasi AS * +	5,859,200	13,866,881
Yapi ve Kredi Bankasi AS * +	12,914,458	27,108,373

		101,318,255

United Kingdom - 4.30%

HSBC Holdings PLC (HSI) +	2,378,376	37,984,541
SABMiller PLC +	1,046,090	20,424,456

		58,408,997

United States - 0.08%

Sohu.com Inc * †	18,973	1,057,745

Total Common Stocks (Cost $1,422,396,165)		1,177,160,537

	Principal
	Amount
CORPORATE NOTES - 0.01%

India - 0.01%

Trent Ltd 2.000% due 07/07/10	INR 1,458,200	144,454

Total Corporate Notes (Cost $0)		144,454

SHORT-TERM INVESTMENT - 5.60%

Repurchase Agreement - 5.60%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $76,081,642; collateralized by Federal Home Loan Bank: 2.565% due 11/07/08 and market value $55,092,244; Freddie Mac (U.S. Govt Agency Issue): 0.000% due 11/17/08 and market value $22,510,269)	$76,079,000	76,079,000

Total Short-Term Investment (Cost $76,079,000)		76,079,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.88% (Cost $1,614,860,235)		1,343,664,238

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.77%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $64,754,687)	64,754,687	$64,754,687

TOTAL INVESTMENTS - 103.65% (Cost $1,679,614,922)		1,408,418,925

OTHER ASSETS & LIABILITIES, NET - (3.65%)		(49,571,885)

NET ASSETS - 100.00%		$1,358,847,040

Notes to Schedule of Investments
(a) As of September 30, 2008, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.55%
Information Technology	18.65%
Consumer Staples	13.69%
Telecommunication Services	11.52%
Short-Term Investment & Securities Lending Collateral	10.37%
Energy	9.83%
Consumer Discretionary	9.71%
Industrials	4.82%
Materials	3.66%
Health Care	0.85%

103.65%
Other Assets & Liabilities, Net	(3.65%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $830,797,884 or 61.14% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 0.17% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.45%

Certificates of Deposit - 3.89%

Bank of America Corp NA 2.497% due 06/12/09 §	$2,625,000	$2,619,858
Bank of Scotland PLC (United Kingdom) 2.891% due 10/27/08 §	24,500,000	24,500,000
BNP Paribas SA (France) 2.690% due 11/12/08	24,250,000	24,250,000

		51,369,858

Commercial Paper - 76.72%

Alcon Capital Corp 2.100% due 10/06/08	12,000,000	11,996,500
American Honda Finance Corp 2.700% due 10/01/08	7,500,000	7,500,000
AstraZeneca PLC (United Kingdom) 2.400% due 10/10/08	19,750,000	19,738,150
AT&T Inc 2.200% due 11/17/08	28,500,000	28,418,142
2.700% due 10/10/08	20,000,000	19,986,500
Bank of America Corp 2.710% due 11/10/08	15,000,000	14,954,833
BASF SE (Germany) 2.200% due 11/24/08	30,000,000	29,895,750
2.550% due 10/27/08	10,000,000	9,981,583
2.550% due 12/15/08	5,000,000	4,973,438
ConocoPhillips 1.500% due 10/01/08	4,000,000	4,000,000
ConocoPhillips Qatar Funding Ltd 2.150% due 10/10/08	8,250,000	8,245,566
E.I. du Pont de Nemours & Co 2.050% due 10/03/08	14,555,000	14,553,342
2.130% due 10/21/08	18,250,000	18,228,404
E.ON AG (Germany) 2.250% due 10/09/08	26,100,000	26,086,950
2.500% due 10/08/08	7,256,000	7,252,473
2.500% due 10/14/08	7,000,000	6,993,681
2.750% due 10/08/08	10,500,000	10,494,385
Eaton Corp 2.220% due 10/01/08	13,000,000	13,000,000
2.330% due 10/06/08	19,000,000	18,993,851
2.500% due 10/01/08	7,800,000	7,800,000
2.750% due 10/27/08	15,000,000	14,970,208
Electricite de France (France) 3.000% due 10/22/08	23,750,000	23,708,438
3.100% due 10/14/08	25,000,000	24,972,014
Genentech Inc 2.600% due 10/21/08	31,400,000	31,354,645
General Electric Capital Corp 2.350% due 10/27/08	19,500,000	19,466,904
Hewlett-Packard Co 2.170% due 10/02/08	53,700,000	53,696,763
Honeywell International Inc 2.150% due 12/03/08	8,000,000	7,969,900
2.750% due 10/15/08	34,500,000	34,463,104
3.500% due 11/25/08	1,840,000	1,830,161
Illinois Tool Works Inc 2.100% due 10/01/08	7,200,000	7,200,000
2.200% due 10/24/08	9,000,000	8,987,350
International Business Machines Corp 2.340% due 11/03/08	19,000,000	18,959,245
JPMorgan Chase & Co 2.900% due 12/15/08	14,250,000	14,163,906
Kimberly-Clark Worldwide Inc 2.050% due 10/14/08	9,400,000	9,393,041
2.150% due 10/23/08	12,200,000	12,183,971
L’Oreal USA Inc 2.050% due 10/17/08	5,600,000	5,594,898
Medtronic Inc 2.050% due 10/20/08	20,000,000	19,978,361
2.070% due 10/22/08	25,000,000	24,969,813
National Rural Utilities Cooperative Finance Corp
3.100% due 10/03/08	16,000,000	15,997,244
3.100% due 10/21/08	18,000,000	17,969,000
3.200% due 10/01/08	12,000,000	12,000,000
3.250% due 10/07/08	8,000,000	7,995,667
Nestle Capital Corp 2.120% due 10/23/08	10,000,000	9,987,044
2.200% due 03/04/09	2,500,000	2,476,472
Nestle Finance International Ltd 2.130% due 10/06/08	25,000,000	24,992,604
Nokia OYJ (Finland) 3.000% due 10/14/08	20,000,000	19,978,333
3.250% due 10/17/08	10,000,000	9,985,556
3.250% due 10/31/08	20,000,000	19,945,833
NSTAR 2.000% due 10/01/08	3,500,000	3,500,000
2.100% due 10/06/08	5,000,000	4,998,542
Parker-Hannifin Corp 2.250% due 10/16/08	20,000,000	19,981,250
Pitney Bowes Inc 2.000% due 10/14/08	6,000,000	5,995,667
2.500% due 10/06/08	8,500,000	8,497,049
Praxair Inc 2.150% due 10/08/08	12,000,000	11,994,984
2.200% due 10/06/08	10,000,000	9,996,944
2.450% due 10/14/08	30,000,000	29,973,458
Procter & Gamble International Funding SCA 2.220% due 10/01/08	9,500,000	9,500,000
2.250% due 10/07/08	8,000,000	7,997,000
2.550% due 10/24/08	10,000,000	9,983,709
Royal Bank of Canada (Canada) 2.630% due 11/21/08	20,000,000	19,925,483
2.850% due 12/08/08	15,000,000	14,919,250
The Coca-Cola Co 2.120% due 10/20/08	24,000,000	23,973,147
The Pepsi Bottling Group Inc 2.400% due 10/07/08	15,000,000	14,994,000
3.000% due 10/07/08	9,500,000	9,495,250
3.200% due 10/02/08	15,000,000	14,998,667
The Procter & Gamble Co 2.250% due 11/04/08	14,250,000	14,219,719
Wal-Mart Stores Inc 2.100% due 12/16/08	11,150,000	11,100,568
2.130% due 12/09/08	10,000,000	9,959,175

		1,014,287,885

Corporate Notes - 13.64%

American Honda Finance Corp 2.793% due 11/10/08 ~ §	10,000,000	9,998,785
2.814% due 05/14/09 ~ §	2,500,000	2,498,637
2.874% due 03/09/09 ~ §	5,800,000	5,800,000
3.341% due 03/25/09 ~ §	20,000,000	20,000,000
Caterpillar Financial Services Corp 2.887% due 03/10/09 §	390,000	389,715
3.450% due 01/15/09	1,360,000	1,362,221
4.350% due 03/04/09	1,000,000	1,005,962
Chase Manhattan Corp 6.500% due 01/15/09	1,767,000	1,783,424
Cisco Systems Inc 2.892% due 02/20/09 §	6,570,000	6,569,858
General Electric Capital Corp 3.125% due 04/01/09	2,000,000	2,004,929

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Honeywell International Inc 2.879% due 03/13/09 §	$1,300,000	$1,299,952
IBM International Group Capital LLC 2.854% due 02/13/09 §	14,775,000	14,772,875
3.133% due 07/29/09 §	19,250,000	19,303,024
JPMorgan & Co Inc 6.000% due 01/15/09	4,000,000	4,028,765
MassMutual Global Funding II 3.313% due 03/19/09 ~ §	10,000,000	10,004,673
Procter & Gamble International Funding SCA 2.879% due 02/19/09 §	4,800,000	4,800,000
5.300% due 07/06/09 ~	6,500,000	6,611,573
The Pepsi Bottling Group Inc 5.625% due 02/17/09 ~	12,500,000	12,617,903
Toyota Motor Credit Corp 2.537% due 01/12/09 §	3,500,000	3,500,000
2.747% due 11/17/08 §	14,000,000	14,001,077
Wal-Mart Stores Inc 6.875% due 08/10/09	18,424,000	19,049,696
Wells Fargo Bank NA 3.859% due 05/28/09 §	19,000,000	19,000,000

		180,403,069

U.S. Government Agency Issues - 4.71%

Federal Home Loan Bank 2.520% due 04/21/09	33,500,000	33,500,000
2.900% due 06/30/09	15,000,000	15,000,000
Freddie Mac 2.625% due 06/12/09	13,766,000	13,766,000

		62,266,000

Repurchase Agreement - 0.49%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $6,474,225; collateralized by Federal Home Loan Bank: 4.375% due 09/17/10 and market value $6,606,171)	6,474,000	6,474,000

Total Short-Term Investments (Amortized Cost $1,314,800,812)		1,314,800,812

TOTAL INVESTMENTS - 99.45% (Amortized Cost $1,314,800,812)		1,314,800,812

OTHER ASSETS & LIABILITIES, NET - 0.55%		7,293,754

NET ASSETS - 100.00%		$1,322,094,566

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.23%

Financials - 0.23%

Sovereign REIT ~	2,200	$1,677,500

Total Preferred Stocks (Cost $1,958,000)		1,677,500

CONVERTIBLE PREFERRED STOCKS - 0.01%

Consumer Discretionary - 0.01%

General Motors Corp 1.500%	5,000	102,500

Total Convertible Preferred Stocks (Cost $125,000)		102,500

EXCHANGE-TRADED FUNDS - 0.41%

PowerShares QQQ	30,000	1,167,300
Standard & Poor’s Depository Receipts Trust 1	16,000	1,855,840

Total Exchange-Traded Funds (Cost $2,926,230)		3,023,140

	Principal
	Amount
CORPORATE BONDS & NOTES - 86.55%

Consumer Discretionary - 17.33%

Allison Transmission Inc 11.000% due 11/01/15 † ~	$1,000,000	875,000
11.250% due 11/01/15 † ~	500,000	412,500
AMC Entertainment Inc 8.000% due 03/01/14	2,000,000	1,730,000
ARAMARK Corp 8.500% due 02/01/15	3,500,000	3,307,500
ArvinMeritor Inc 8.750% due 03/01/12 †	2,000,000	1,690,000
AutoNation Inc 4.791% due 04/15/13 † §	500,000	423,750
7.000% due 04/15/14 †	500,000	437,500
Boyd Gaming Corp 6.750% due 04/15/14 †	1,000,000	722,500
Cablemas SA de CV (Mexico) 9.375% due 11/15/15 ~	1,000,000	1,035,000
Caesars Entertainment Inc 8.125% due 05/15/11 †	1,000,000	595,000
CanWest MediaWorks LP (Canada) 9.250% due 08/01/15 † ~	1,000,000	725,000
CCO Holdings LLC 8.750% due 11/15/13	1,000,000	875,000
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	1,000,000	795,000
Charter Communications Holdings I LLC 11.000% due 10/01/15	3,000,000	1,995,000
Charter Communications Holdings II LLC 10.250% due 09/15/10	4,000,000	3,620,000
10.250% due 10/01/13	1,500,000	1,267,500
Charter Communications Operating LLC 8.000% due 04/30/12 ~	4,000,000	3,600,000
10.875% due 09/15/14 ~	1,500,000	1,462,500
Clear Channel Communications Inc 4.250% due 05/15/09	4,000,000	3,780,000
5.500% due 09/15/14	500,000	157,500
6.250% due 03/15/11 †	500,000	325,000
Dex Media West LLC 9.875% due 08/15/13	2,418,000	1,505,205
DIRECTV Holdings LLC 6.375% due 06/15/15	4,000,000	3,540,000
7.625% due 05/15/16 ~	2,000,000	1,820,000
Easton-Bell Sports Inc 8.375% due 10/01/12	2,000,000	1,680,000
Fontainebleau Las Vegas Holdings LLC 10.250% due 06/15/15 † ~	1,000,000	285,000
Ford Motor Co 7.450% due 07/16/31	4,000,000	1,740,000
Galaxy Entertainment Finance Co Ltd (United Kingdom) 9.875% due 12/15/12 ~	3,000,000	2,055,000
General Motors Corp 7.125% due 07/15/13 †	4,000,000	1,850,000
8.250% due 07/15/23 †	3,000,000	1,192,500
8.800% due 03/01/21	2,500,000	962,500
Harrah’s Operating Co Inc 5.375% due 12/15/13 †	1,500,000	487,500
10.750% due 02/01/16 ~	8,786,000	4,524,790
Herbst Gaming Inc 8.125% due 06/01/12 ¤	500,000	27,500
Idearc Inc 8.000% due 11/15/16	2,000,000	555,000
Jarden Corp 7.500% due 05/01/17 †	2,500,000	2,093,750
K. Hovnanian Enterprises Inc 11.500% due 05/01/13 † ~	1,000,000	985,000
Kabel Deutschland GmbH (Germany) 10.625% due 07/01/14	3,000,000	2,955,000
Lamar Media Corp 6.625% due 08/15/15	1,250,000	1,040,625
6.625% due 08/15/15 †	1,500,000	1,248,750
Las Vegas Sands Corp 6.375% due 02/15/15 †	2,500,000	1,925,000
Lear Corp 8.500% due 12/01/13	1,000,000	738,750
Levi Strauss & Co 8.875% due 04/01/16	1,000,000	805,000
Local TV Finance LLC 9.250% due 06/15/15 ~	1,000,000	655,000
Mandalay Resort Group 6.500% due 07/31/09 †	1,500,000	1,432,500
Marquee Holdings Inc 12.000% due 08/15/14	1,000,000	742,500
Mashantucket Western Pequot Tribe 8.500% due 11/15/15 ~	1,000,000	655,000
Mediacom Broadband LLC 8.500% due 10/15/15	1,000,000	830,000
Mediacom LLC 9.500% due 01/15/13	2,500,000	2,250,000
Medianews Group Inc 6.875% due 10/01/13	2,500,000	762,500
MGM MIRAGE 6.000% due 10/01/09	500,000	470,000
6.625% due 07/15/15	1,000,000	700,000
6.750% due 09/01/12 †	1,500,000	1,181,250
6.875% due 04/01/16	1,000,000	732,500
7.500% due 06/01/16 †	3,000,000	2,205,000
Michaels Stores Inc 10.000% due 11/01/14 †	1,000,000	635,000
11.375% due 11/01/16 †	1,000,000	477,500
Mobile Storage Group Inc 9.750% due 08/01/14	1,000,000	935,000
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Mohegan Tribal Gaming Authority 7.125% due 08/15/14 †	$1,000,000	$715,000
Morris Publishing Group LLC 7.000% due 08/01/13	2,000,000	490,000
Nebraska Book Co Inc 8.625% due 03/15/12	2,000,000	1,510,000
Neiman-Marcus Group Inc 9.000% due 10/15/15	1,500,000	1,263,750
Nielsen Finance LLC 0.000% due 08/01/16 † §	1,500,000	982,500
10.000% due 08/01/14	2,000,000	1,910,000
NPC International Inc 9.500% due 05/01/14 †	1,000,000	825,000
Penske Auto Group Inc 7.750% due 12/15/16 †	2,000,000	1,440,000
Perry Ellis International Inc 8.875% due 09/15/13	1,500,000	1,327,500
Pinnacle Entertainment Inc 7.500% due 06/15/15	2,000,000	1,490,000
Quebecor Media Inc (Canada) 7.750% due 03/15/16	1,000,000	880,000
R.H. Donnelley Corp 6.875% due 01/15/13 †	1,900,000	750,500
6.875% due 01/15/13	1,100,000	434,500
8.875% due 01/15/16	1,500,000	517,500
8.875% due 10/15/17 †	61,000	21,045
11.750% due 05/15/15 ~	1,532,000	942,180
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 06/15/13	1,500,000	1,297,500
8.750% due 02/02/11	3,000,000	2,925,000
Service Corp International 7.375% due 10/01/14	500,000	457,500
Sirius XM Radio Inc 9.625% due 08/01/13	2,000,000	1,070,000
Six Flags Operations Inc 12.250% due 07/15/16 ~	1,900,000	1,748,000
Station Casinos Inc 6.875% due 03/01/16 †	2,500,000	712,500
Tenneco Inc 8.125% due 11/15/15 †	1,000,000	860,000
8.625% due 11/15/14 †	1,000,000	800,000
The Goodyear Tire & Rubber Co 6.678% due 12/01/09 §	1,450,000	1,428,250
Travelport LLC 9.875% due 09/01/14 †	2,000,000	1,640,000
TRW Automotive Inc 7.000% due 03/15/14 ~	3,000,000	2,490,000
United Components Inc 9.375% due 06/15/13	1,500,000	1,252,500
Universal City Florida Holding Co I/II 7.551% due 05/01/10 §	2,000,000	1,890,000
8.375% due 05/01/10 †	1,500,000	1,455,000
Univision Communications Inc 9.750% due 03/15/15 ~	2,500,000	1,175,000
USI Holdings Corp 6.679% due 11/15/14 ~ §	1,000,000	765,000
Valassis Communications Inc 8.250% due 03/01/15	2,000,000	1,390,000
Videotron Ltee (Canada) 6.375% due 12/15/15	500,000	442,500
6.875% due 01/15/14	3,000,000	2,850,000
Virgin Media Finance PLC (United Kingdom) 9.125% due 08/15/16	2,000,000	1,685,000
WESCO Distribution Inc 7.500% due 10/15/17 †	2,500,000	2,100,000
Wynn Las Vegas LLC 6.625% due 12/01/14	1,000,000	857,500
6.625% due 12/01/14 †	1,500,000	1,286,250
XM Satellite Radio Holdings Inc 13.000% due 08/01/13 ~	1,000,000	595,000

		127,183,845

Consumer Staples - 3.90%

Constellation Brands Inc 7.250% due 09/01/16	2,250,000	2,081,250
7.250% due 05/15/17	2,000,000	1,850,000
Couche-Tard U.S. LP 7.500% due 12/15/13	2,000,000	1,850,000
Dean Foods Co 7.000% due 06/01/16 †	1,000,000	875,000
Dole Food Co Inc 7.250% due 06/15/10	1,000,000	885,000
8.750% due 07/15/13 †	500,000	442,500
8.875% due 03/15/11	356,000	300,820
Ingles Markets Inc 8.875% due 12/01/11	3,500,000	3,526,250
New Albertsons Inc 6.950% due 08/01/09	1,000,000	990,000
Pilgrim’s Pride Corp 8.375% due 05/01/17	1,000,000	475,000
Reynolds American Inc 7.625% due 06/01/16	2,000,000	1,988,538
Rite Aid Corp 9.500% due 06/15/17	1,000,000	530,000
10.375% due 07/15/16 †	2,000,000	1,750,000
Smithfield Foods Inc 7.000% due 08/01/11	2,000,000	1,750,000
7.750% due 07/01/17	2,000,000	1,580,000
Stater Brothers Holdings Inc 7.750% due 04/15/15	2,500,000	2,350,000
8.125% due 06/15/12	1,000,000	985,000
SUPERVALU Inc 7.500% due 05/15/12	1,500,000	1,462,500
7.500% due 11/15/14	3,000,000	2,925,000

		28,596,858

Energy - 8.75%

Chaparral Energy Inc 8.875% due 02/01/17	1,000,000	795,000
Chesapeake Energy Corp 6.375% due 06/15/15	1,000,000	897,500
6.500% due 08/15/17	1,000,000	880,000
6.875% due 01/15/16	1,250,000	1,146,875
7.000% due 08/15/14	3,000,000	2,820,000
Cie Generale de Geophysique-Veritas (France) 7.500% due 05/15/15	2,500,000	2,400,000
Complete Production Services Inc 8.000% due 12/15/16	2,000,000	1,910,000
Denbury Resources Inc 7.500% due 12/15/15	2,000,000	1,850,000
El Paso Corp 6.875% due 06/15/14	1,000,000	927,270
7.250% due 06/01/18	1,000,000	935,000
El Paso Performance-Linked Trust 7.750% due 07/15/11 ~	3,000,000	3,052,896
Encore Acquisition Co 7.250% due 12/01/17	2,000,000	1,650,000
Forest Oil Corp 7.250% due 06/15/19	2,000,000	1,720,000
7.250% due 06/15/19 ~	1,000,000	860,000
GulfMark Offshore Inc 7.750% due 07/15/14	1,000,000	945,000
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value

Inergy LP 6.875% due 12/15/14	$2,000,000	$1,760,000
8.250% due 03/01/16	1,000,000	925,000
Key Energy Services Inc 8.375% due 12/01/14	2,000,000	1,930,000
Kinder Morgan Finance Co (Canada) 5.700% due 01/05/16	5,000,000	4,325,000
Mariner Energy Inc 8.000% due 05/15/17	1,000,000	850,000
OPTI Canada Inc (Canada) 7.875% due 12/15/14	2,500,000	2,225,000
Peabody Energy Corp 6.875% due 03/15/13	1,000,000	970,000
7.375% due 11/01/16	1,000,000	965,000
Petrohawk Energy Corp 7.875% due 06/01/15 ~	1,000,000	875,000
9.125% due 07/15/13	3,000,000	2,835,000
Petroplus Finance Ltd (Bermuda) 6.750% due 05/01/14 ~	2,000,000	1,700,000
7.000% due 05/01/17 ~	1,500,000	1,252,500
Plains Exploration & Production Co 7.625% due 06/01/18	500,000	445,000
7.750% due 06/15/15	1,500,000	1,387,500
Pride International Inc 7.375% due 07/15/14	2,000,000	1,920,000
Quicksilver Resources Inc 7.125% due 04/01/16	2,500,000	2,050,000
Range Resources Corp 7.250% due 05/01/18	500,000	475,000
Sabine Pass LNG LP 7.500% due 11/30/16	2,000,000	1,570,000
SandRidge Energy Inc 8.000% due 06/01/18 ~	500,000	432,500
8.625% due 04/01/15 ~	5,000,000	4,500,000
SemGroup LP 8.750% due 11/15/15 ~ ¤	3,000,000	315,000
Southern Star Central Corp 6.750% due 03/01/16	1,500,000	1,383,750
TNK-BP Finance SA (Luxembourg) 7.500% due 03/13/13 ~	1,500,000	1,192,500
7.500% due 07/18/16 ~	1,000,000	702,500
Venoco Inc 8.750% due 12/15/11	1,000,000	865,000
Whiting Petroleum Corp 7.000% due 02/01/14	2,000,000	1,710,000
7.250% due 05/01/12	1,000,000	932,500
Williams Partners LP 7.250% due 02/01/17	1,000,000	931,410

		64,214,701

Financials - 6.74%

Arch Western Finance LLC 6.750% due 07/01/13	3,000,000	2,835,000
CCM Merger Inc 8.000% due 08/01/13 ~	2,000,000	1,635,000
Chukchansi Economic Development Authority 6.328% due 11/15/12 ~ §	1,000,000	812,500
First Data Corp 9.875% due 09/24/15 † ~	3,000,000	2,358,750
Ford Motor Credit Co LLC 5.538% due 01/13/12 §	3,000,000	1,920,540
7.375% due 10/28/09	1,000,000	804,149
8.069% due 06/15/11 §	3,845,000	2,801,248
9.750% due 09/15/10	3,500,000	2,510,771
9.875% due 08/10/11	2,000,000	1,380,540
General Motors Acceptance Corp LLC 5.625% due 05/15/09	1,500,000	1,095,000
6.500% due 10/15/09	966,000	616,990
6.625% due 05/15/12	1,000,000	423,641
6.875% due 09/15/11	10,000,000	4,464,260
8.000% due 11/01/31	4,000,000	1,510,944
Host Hotels & Resorts LP 7.000% due 08/15/12	2,000,000	1,795,000
7.125% due 11/01/13	2,000,000	1,790,000
HUB International Holdings Inc 10.250% due 06/15/15 ~	2,000,000	1,590,000
iPayment Inc 9.750% due 05/15/14	1,950,000	1,569,750
KAR Holdings Inc 8.750% due 05/01/14	1,250,000	1,025,000
Lender Processing Services Inc 8.125% due 07/01/16 ~	2,000,000	1,960,000
Merrill Lynch & Co Inc 7.750% due 05/14/38	1,500,000	1,263,953
Momentive Performance Materials Inc 9.750% due 12/01/14	1,000,000	795,000
11.500% due 12/01/16 †	1,000,000	685,000
Nuveen Investments Inc 10.500% due 11/15/15 ~	2,500,000	1,937,500
Rouse Co LP 6.750% due 05/01/13 ~	4,000,000	2,740,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	1,000,000	914,907
Ventas Realty LP 6.625% due 10/15/14	1,250,000	1,206,250
6.750% due 04/01/17	2,000,000	1,900,000
8.750% due 05/01/09	1,000,000	1,005,000
9.000% due 05/01/12	2,000,000	2,095,000
Washington Mutual Bank 5.125% due 01/15/15	2,000,000	12,500

		49,454,193

Health Care - 7.33%

Alliance Imaging Inc 7.250% due 12/15/12	2,000,000	1,830,000
Bausch & Lomb Inc 9.875% due 11/01/15 ~	3,000,000	2,857,500
Biomet Inc 10.000% due 10/15/17	2,000,000	2,050,000
Catalent Pharma Solutions Inc 9.500% due 04/15/15	3,000,000	2,340,000
Community Health Systems Inc 8.875% due 07/15/15	4,750,000	4,536,250
DaVita Inc 7.250% due 03/15/15	1,000,000	955,000
DJO Finance LLC 10.875% due 11/15/14	1,000,000	962,500
Elan Finance PLC (Ireland) 6.804% due 11/15/11 §	1,000,000	905,000
8.875% due 12/01/13	1,000,000	845,000
HCA Inc 6.750% due 07/15/13	1,000,000	845,000
7.875% due 02/01/11	2,000,000	1,940,000
9.125% due 11/15/14	3,500,000	3,412,500
9.250% due 11/15/16	6,000,000	5,850,000
9.625% due 11/15/16 †	1,000,000	952,500
HealthSouth Corp 10.750% due 06/15/16	2,000,000	2,030,000
IASIS Healthcare LLC 8.750% due 06/15/14	2,000,000	1,900,000
Multiplan Inc 10.375% due 04/15/16 ~	1,500,000	1,473,750
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Omnicare Inc 6.750% due 12/15/13	$1,000,000	$912,500
6.875% due 12/15/15	1,500,000	1,342,500
Psychiatric Solutions Inc 7.750% due 07/15/15	1,750,000	1,636,250
Select Medical Corp 7.625% due 02/01/15	3,000,000	2,445,000
Sun Healthcare Group Inc 9.125% due 04/15/15	1,500,000	1,440,000
Tenet Healthcare Corp 6.500% due 06/01/12	6,500,000	6,045,000
7.375% due 02/01/13	500,000	457,500
9.875% due 07/01/14	1,000,000	980,000
Universal Hospital Services Inc 6.303% due 06/01/15 §	500,000	442,500
Vanguard Health Holding Co II LLC 9.000% due 10/01/14 †	2,500,000	2,425,000

		53,811,250

Industrials - 9.36%

Alliant Techsystems Inc 6.750% due 04/01/16	2,000,000	1,880,000
Allied Waste North America Inc 6.500% due 11/15/10	3,500,000	3,438,750
6.875% due 06/01/17	2,000,000	1,870,000
7.125% due 05/15/16	1,000,000	937,500
7.250% due 03/15/15	3,000,000	2,887,500
7.875% due 04/15/13 †	1,000,000	997,500
Ashtead Capital Inc 9.000% due 08/15/16 ~	2,000,000	1,730,000
Avis Budget Car Rental LLC 5.304% due 05/15/14 † §	1,000,000	620,000
7.625% due 05/15/14	1,500,000	956,250
Bombardier Inc (Canada) 6.750% due 05/01/12 ~	1,500,000	1,447,500
8.000% due 11/15/14 ~	1,000,000	995,000
Continental Airlines Inc 8.750% due 12/01/11	2,000,000	1,440,000
Corrections Corp of America 7.500% due 05/01/11	3,000,000	3,003,750
CSC Holdings Inc 6.750% due 04/15/12	3,000,000	2,763,750
7.625% due 04/01/11	4,000,000	3,860,000
DRS Technologies Inc 6.875% due 11/01/13	1,000,000	995,000
7.625% due 02/01/18	1,000,000	1,050,000
FTI Consulting Inc 7.625% due 06/15/13	1,000,000	1,023,750
7.750% due 10/01/16	1,000,000	1,021,250
General Cable Corp 7.125% due 04/01/17	1,000,000	905,000
Grupo Transportation Ferroviaria Mexicana SA de CV (Mexico) 9.375% due 05/01/12	2,000,000	2,050,000
Hawker Beechcraft Acquisition Co LLC 8.500% due 04/01/15	1,500,000	1,380,000
Kansas City Southern de Mexico SA de CV (Mexico) 7.375% due 06/01/14	500,000	480,000
7.625% due 12/01/13	2,000,000	1,920,000
L-3 Communications Corp 6.125% due 07/15/13 †	2,000,000	1,870,000
6.375% due 10/15/15	2,000,000	1,850,000
7.625% due 06/15/12	2,000,000	1,975,000
LyondellBasell Industries (Luxembourg) 8.375% due 08/15/15 † ~	4,000,000	1,900,000
Mobile Mini Inc 6.875% due 05/01/15	1,500,000	1,312,500
Navios Maritime Holdings Inc 9.500% due 12/15/14	1,000,000	925,000
RBS Global & Rexnord Corp 9.500% due 08/01/14	1,500,000	1,417,500
RSC Equipment Rental Inc 9.500% due 12/01/14 †	2,000,000	1,525,000
Terex Corp 7.375% due 01/15/14	2,500,000	2,287,500
8.000% due 11/15/17	1,000,000	915,000
The Geo Group Inc 8.250% due 07/15/13	2,500,000	2,493,750
The Greenbrier Cos Inc 8.375% due 05/15/15	2,500,000	2,162,500
The Hertz Corp 8.875% due 01/01/14	2,000,000	1,735,000
10.500% due 01/01/16 †	500,000	420,000
The Manitowoc Co Inc 7.125% due 11/01/13	1,000,000	935,000
TransDigm Inc 7.750% due 07/15/14	2,650,000	2,504,250
United Rentals North America Inc 6.500% due 02/15/12	2,000,000	1,680,000
7.750% due 11/15/13 †	1,500,000	1,143,750

		68,704,250

Information Technology - 6.48%

Alion Science & Technology Corp 10.250% due 02/01/15	1,000,000	635,000
Amkor Technology Inc 7.750% due 05/15/13	1,500,000	1,288,125
Avago Technologies Finance Pte (Singapore) 10.125% due 12/01/13	2,000,000	2,030,000
11.875% due 12/01/15	500,000	517,500
Celestica Inc (Canada) 7.625% due 07/01/13	3,000,000	2,745,000
Dycom Industries Inc 8.125% due 10/15/15	2,000,000	1,770,000
EchoStar DBS Corp 5.750% due 10/01/08	7,000,000	7,000,000
6.375% due 10/01/11	1,000,000	922,500
6.625% due 10/01/14	1,500,000	1,207,500
7.125% due 02/01/16	2,000,000	1,615,000
7.750% due 05/31/15	3,000,000	2,557,500
Freescale Semiconductor Inc 6.694% due 12/15/14 §	750,000	506,250
9.125% due 12/15/14 †	3,000,000	1,905,000
10.125% due 12/15/16 †	2,000,000	1,290,000
Iron Mountain Inc 7.750% due 01/15/15	2,000,000	1,990,000
Jabil Circuit Inc 8.250% due 03/15/18	1,750,000	1,645,000
Nortel Networks Ltd (Canada) 10.125% due 07/15/13	1,000,000	642,500
10.750% due 07/15/16 ~	500,000	308,750
NXP BV (Netherlands)
5.541% due 10/15/13 §	2,000,000	1,327,500
9.500% due 10/15/15 †	1,000,000	517,500
Open Solutions Inc 9.750% due 02/01/15 ~	1,000,000	655,000
Sanmina-SCI Corp 6.750% due 03/01/13 †	1,000,000	880,000
Seagate Technology HDD Holdings (Cayman) 6.375% due 10/01/11	1,000,000	987,500
6.800% due 10/01/16	2,000,000	1,760,000
Sensata Technologies BV (Netherlands) 8.000% due 05/01/14	1,500,000	1,275,000
Spansion Inc 5.935% due 06/01/13 ~ §	2,000,000	1,210,000
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SunGard Data Systems Inc 3.750% due 01/15/09	$2,000,000	$1,985,000
9.125% due 08/15/13	4,000,000	3,620,000
10.250% due 08/15/15	1,500,000	1,308,750
10.625% due 05/15/15 ~	1,500,000	1,417,500

		47,519,375

Materials - 7.42%

AbitibiBowater Inc 6.500% due 06/15/13	2,000,000	780,000
Abitibi-Consolidated Co of Canada (Canada) 7.750% due 06/15/11 †	1,000,000	325,000
Airgas Inc 7.125% due 10/01/18 ~	1,250,000	1,221,875
Aleris International Inc 9.000% due 12/15/14	1,000,000	615,000
10.000% due 12/15/16	1,000,000	625,000
Berry Plastics Holding Corp 6.694% due 09/15/14 §	1,500,000	1,057,500
8.875% due 09/15/14	500,000	392,500
10.250% due 03/01/16 †	3,000,000	1,995,000
Buckeye Technologies Inc 8.500% due 10/01/13	1,000,000	935,000
Crown Americas LLC 7.625% due 11/15/13	3,000,000	2,970,000
7.750% due 11/15/15	1,000,000	980,000
Freeport-McMoRan Copper & Gold Inc 8.250% due 04/01/15	2,500,000	2,459,280
Georgia-Pacific LLC 7.000% due 01/15/15 ~	2,000,000	1,830,000
7.125% due 01/15/17 ~	1,000,000	897,500
8.125% due 05/15/11	3,185,000	3,169,075
Graham Packaging Co Inc 8.500% due 10/15/12	1,000,000	930,000
9.875% due 10/15/14 †	2,000,000	1,750,000
Graphic Packaging International Corp 9.500% due 08/15/13 †	1,000,000	910,000
Hexion U.S. Finance Corp 9.750% due 11/15/14	2,000,000	1,590,000
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	1,000,000	545,000
International Paper Co 7.400% due 06/15/14	3,000,000	3,008,052
Jefferson Smurfit Corp 8.250% due 10/01/12	2,000,000	1,680,000
Nalco Co 8.875% due 11/15/13 †	2,500,000	2,506,250
NewPage Corp 10.000% due 05/01/12	2,500,000	2,250,000
Nortek Inc 8.500% due 09/01/14	2,000,000	1,150,000
Owens-Brockway Glass Containers Inc 8.250% due 05/15/13	2,000,000	2,000,000
Plastipak Holdings Inc 8.500% due 12/15/15 ~	1,000,000	850,000
PolyOne Corp 8.875% due 05/01/12 †	2,000,000	1,910,000
Range Resources Corp 7.500% due 05/15/16	2,000,000	1,920,000
Sino-Forest Corp (Canada) 9.125% due 08/17/11 ~	2,000,000	1,990,000
Smurfit-Stone Container Enterprises Inc 8.000% due 03/15/17 †	1,000,000	785,000
Steel Dynamics Inc 6.750% due 04/01/15	2,000,000	1,730,000
7.375% due 11/01/12	1,500,000	1,380,000
7.750% due 04/15/16 ~	1,000,000	895,000
Texas Industries Inc 7.250% due 07/15/13 ~	1,500,000	1,312,500
Verso Paper Holdings LLC 9.125% due 08/01/14	1,000,000	865,000
Vitro SAB de CV (Mexico) 8.625% due 02/01/12	2,000,000	1,590,000
9.125% due 02/01/17	1,000,000	655,000

		54,454,532

Telecommunication Services - 10.96%

ALLTEL Corp 7.000% due 07/01/12	2,000,000	1,965,000
American Tower Corp 7.000% due 10/15/17 ~	3,000,000	2,880,000
7.125% due 10/15/12	1,750,000	1,732,500
Centennial Communications Corp 10.000% due 01/01/13 †	2,000,000	1,925,000
Cincinnati Bell Inc 7.000% due 02/15/15	1,000,000	845,000
Cricket Communications Inc 9.375% due 11/01/14	1,500,000	1,402,500
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	2,500,000	2,106,250
Frontier Communications Corp 6.250% due 01/15/13	2,000,000	1,882,500
6.625% due 03/15/15	2,500,000	2,087,500
Intelsat Corp 9.250% due 08/15/14 ~	8,000,000	7,520,000
9.250% due 06/15/16 ~	4,650,000	4,301,250
Intelsat Jackson Holdings Ltd (Bermuda) 11.250% due 06/15/16	2,000,000	1,955,000
Level 3 Financing Inc 8.750% due 02/15/17	2,000,000	1,460,000
MetroPCS Wireless Inc 9.250% due 11/01/14	4,000,000	3,760,000
Nextel Communications Inc 5.950% due 03/15/14	2,000,000	1,341,416
6.875% due 10/31/13	1,000,000	680,424
Qwest Capital Funding Inc 7.000% due 08/03/09	1,000,000	987,500
Qwest Communications International Inc 7.250% due 02/15/11	3,000,000	2,857,500
7.500% due 02/15/14	3,000,000	2,610,000
Qwest Corp 5.625% due 11/15/08 †	5,790,000	5,761,050
6.500% due 06/01/17	1,000,000	805,000
8.875% due 03/15/12	2,500,000	2,462,500
Sprint Capital Corp 6.375% due 05/01/09	5,050,000	4,949,682
8.375% due 03/15/12	7,000,000	6,304,522
Sprint Nextel Corp 6.000% due 12/01/16	5,500,000	4,241,358
Syniverse Technologies Inc 7.750% due 08/15/13	2,000,000	1,860,000
VIP Finance Ireland Ltd for OJSC Vimpel Communications (Ireland) 8.375% due 04/30/13 ~	3,000,000	2,387,313
West Corp 9.500% due 10/15/14	3,000,000	2,310,000
11.000% due 10/15/16 †	1,000,000	725,000
Windstream Corp 8.125% due 08/01/13	4,500,000	4,297,500

		80,403,265

Utilities - 8.28%

AmeriGas Partners LP 7.250% due 05/20/15	2,000,000	1,830,000
Dynegy Holdings Inc 6.875% due 04/01/11	1,000,000	915,000
7.750% due 06/01/19	3,000,000	2,415,000
8.375% due 05/01/16	4,500,000	3,937,500
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Edison Mission Energy 7.200% due 05/15/19	$4,000,000	$3,540,000
7.500% due 06/15/13	1,000,000	965,000
7.750% due 06/15/16	2,000,000	1,890,000
Energy Future Holdings Corp 10.875% due 11/01/17 ~	3,500,000	3,176,250
Ferrellgas Partners LP 8.750% due 06/15/12	1,000,000	860,000
Intergen NV (Netherlands) 9.000% due 06/30/17 ~	2,000,000	2,010,000
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	1,500,000	1,440,000
Midwest Generation LLC 8.560% due 01/02/16	1,669,600	1,719,688
Mirant Americas Generation LLC 8.300% due 05/01/11	3,500,000	3,386,250
Mirant North America LLC 7.375% due 12/31/13	1,500,000	1,417,500
NRG Energy Inc 7.250% due 02/01/14	4,000,000	3,720,000
7.375% due 02/01/16	2,500,000	2,256,250
7.375% due 01/15/17	1,000,000	912,500
Public Service Co of New Mexico 7.950% due 05/15/18	2,750,000	2,599,988
Reliant Energy Inc 7.875% due 06/15/17 †	3,000,000	2,235,000
Sierra Pacific Resources 8.625% due 03/15/14	1,045,000	1,075,491
Southern Union Co 7.200% due 11/01/66 §	3,000,000	2,218,224
Telesat Canada/Telesat LLC 11.000% due 11/01/15 ~	2,000,000	1,610,000
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15 ~	8,000,000	7,260,000
The AES Corp 7.750% due 03/01/14	2,000,000	1,870,000
8.000% due 10/15/17	3,500,000	3,176,250
8.000% due 06/01/20 ~	1,000,000	880,000
8.875% due 02/15/11	1,412,000	1,397,880

		60,713,771

Total Corporate Bonds & Notes (Cost $750,591,242)		635,056,040

CONVERTIBLE CORPORATE BONDS & NOTES - 0.20%

Health Care - 0.09%

Omnicare Inc 3.250% due 12/15/35	1,000,000	660,000

Industrials - 0.11%

WESCO International Inc 1.750% due 11/15/26	1,000,000	781,250

Total Convertible Corporate Bonds & Notes (Cost $1,976,545)		1,441,250

SENIOR LOAN NOTES - 6.31%

Consumer Discretionary - 1.40%

Aramark Corp SR Secured 2.440% due 01/26/14 §	58,426	50,814
Aramark Corp SR Secured Term B 5.637% due 01/26/14 §	919,664	799,852
Idearc Inc Term B 4.470% due 11/17/14 §	42,105	24,884
4.800% due 11/17/14 §	940,395	555,774
Lear Corp Term B 5.676% due 04/25/12 §	900,000	705,938
6.209% due 04/25/12 §	564,000	438,980
6.262% due 04/25/12 §	1,500,000	1,167,499
Levi Strauss & Co Unsecured 4.739% due 03/27/14 §	2,000,000	1,563,334
Newsday Inc 9.750% due 08/01/13 §	2,000,000	1,920,000
TL Acquisitions Inc Term B 6.200% due 06/29/14 §	1,980,000	1,621,838
Tropicana Las Vegas 6.250% due 07/03/09 § ¤	2,000,000	1,457,500

		10,306,413

Consumer Staples - 0.78%

Roundy’s Supermarket 5.500% due 11/03/11 §	1,900,073	1,741,734
6.470% due 11/03/11 §	27,100	24,842
Wm. Wrigley Jr. Co Term B due 09/30/14 § ∞	4,000,000	3,931,784

		5,698,360

Energy - 0.25%

Venoco Inc (2nd Lien) 6.813% due 05/07/14 §	2,000,000	1,850,000

Financials - 0.52%

First Data Corp Term B1 5.926% due 09/24/14 §	1,351,893	1,158,684
5.948% due 09/24/14 §	41,101	35,227
6.512% due 09/24/14 §	92,006	78,857
Nuveen Investments Inc 6.704% due 11/13/14 §	1,624,309	1,393,657
6.709% due 11/13/14 §	388,769	333,564
6.769% due 11/13/14 §	971,922	833,909

		3,833,898

Health Care - 0.74%

Biomet Inc Term B 6.762% due 03/25/15 §	1,980,000	1,857,735
Fresenius Med Care Term B due 09/26/14 § ∞	649,894	636,897
Fresenius Med Care Term B2 due 10/03/14 § ∞	350,106	343,103
HCA Inc Term B 6.012% due 11/18/13 §	2,947,500	2,591,958

		5,429,693

Industrials - 0.20%

The Manitowoc Co Inc Term B due 04/14/14 § ∞	1,500,000	1,437,375

Materials - 0.44%

Georgia-Pacific Corp Term B (1st Lien) 4.219% due 12/23/12 §	116,642	103,363
4.551% due 12/23/12 §	136,508	120,966
4.567% due 12/23/12 §	1,631,375	1,445,636
Ineos Holdings Ltd Term B2 (United Kingdom) 4.885% due 12/16/13 §	914,232	762,530
Ineos Holdings Ltd Term C2 (United Kingdom) 5.385% due 12/16/14 §	913,982	781,740

		3,214,235

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 1.12%

ALLTEL Communications LLC Term B1 4.997% due 05/15/15 §	$1,994,962	$1,928,464
ALLTEL Communications LLC Term B2 5.316% due 05/16/15 §	6,483,627	6,263,793

		8,192,257

Utilities - 0.86%

Calpine Corp (1st Priority) 6.645% due 03/29/14 §	2,443,754	2,087,374
Texas Competitive Electric Co Term B2 5.989% due 10/10/14 §	1,292,366	1,096,895
6.303% due 10/10/14 §	3,625,059	3,076,769
7.262% due 10/10/14 §	37,538	31,860

		6,292,898

Total Senior Loan Notes (Cost $51,620,464)		46,255,129

SHORT-TERM INVESTMENTS - 3.99%

Commercial Paper - 3.99%

American Honda Finance Corp 2.700% due 10/01/08	3,000,000	3,000,000
BMW U.S. Capital LLC 0.750% due 10/01/08	3,000,000	3,000,000
Danaher Corp 2.200% due 10/06/08	2,000,000	1,999,389
Eaton Corp 2.500% due 10/01/08	4,200,000	4,200,000
Microsoft Corp 1.500% due 10/07/08	3,400,000	3,399,150
National Rural Utilities Cooperative Finance Corp 3.100% due 10/03/08	2,800,000	2,799,518
NSTAR 2.100% due 10/06/08	4,000,000	3,998,833
Pitney Bowes Inc 2.000% due 10/14/08	4,000,000	3,997,111
United Parcel Service Inc 1.000% due 10/01/08	2,900,000	2,900,000

		29,294,001

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $19,001; collateralized by Freddie Mac (U.S. Govt Agency Issue): 0.000% due 11/10/08 and market value $19,940)	19,000	19,000

Total Short-Term Investments (Cost $29,313,001)		29,313,001

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.70% (Cost $838,510,482)		716,868,560

	Shares
SECURITIES LENDING COLLATERAL - 8.68%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $63,695,512)	63,695,512	63,695,512

TOTAL INVESTMENTS - 106.38% (Cost $902,205,994)		780,564,072

OTHER ASSETS & LIABILITIES, NET - (6.38%)		(46,790,680)

NET ASSETS - 100.00%		$733,773,392

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities & Senior Loans with a total aggregate market value of $1,800,000 or 0.25% of the net assets were in default as of September 30, 2008.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.01%

Financials - 0.01%

DG Funding Trust ~ Ж	60	$612,000

Total Preferred Stocks (Cost $643,171)		612,000

CONVERTIBLE PREFERRED STOCKS - 0.33%

Financials - 0.33%

American International Group Inc 8.500%	395,100	3,393,909
Bank of America Corp 7.250%	9,600	8,044,800
Wachovia Corp 7.500%	9,900	3,811,500

		15,250,209

Total Convertible Preferred Stocks (Cost $49,243,070)		15,250,209

	Principal
	Amount
CORPORATE BONDS & NOTES - 26.67%

Consumer Discretionary - 1.58%

Comcast Corp 7.050% due 03/15/33	$3,000,000	2,697,963
Cox Communications Inc 6.800% due 08/01/28 †	110,000	99,127
Daimler Finance North America LLC 5.750% due 09/08/11	8,000,000	7,903,648
6.500% due 11/15/13	6,500,000	6,350,019
General Motors Corp 8.375% due 07/05/33	EUR 7,400,000	4,305,112
Johnson Controls Inc 5.500% due 01/15/16	$5,000,000	4,772,535
Macy’s Retail Holdings Inc 5.900% due 12/01/16	5,000,000	4,128,035
Mandalay Resort Group 6.500% due 07/31/09 †	2,100,000	2,005,500
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 † ~	10,000,000	8,361,930
Target Corp 6.000% due 01/15/18 †	5,000,000	4,742,155
The Black & Decker Corp 4.750% due 11/01/14	6,000,000	5,496,792
The Home Depot Inc 5.400% due 03/01/16	5,000,000	4,257,805
Time Warner Inc 5.500% due 11/15/11	4,000,000	3,842,736
Viacom Inc 6.250% due 04/30/16 †	7,500,000	6,764,423
Yum! Brands Inc 6.250% due 03/15/18	7,500,000	6,966,300

		72,694,080

Consumer Staples - 1.23%

Kraft Foods Inc 6.125% due 02/01/18	20,300,000	19,049,500
6.500% due 08/11/17	5,000,000	4,818,955
6.875% due 02/01/38	2,600,000	2,400,778
Phillip Morris International Inc 6.375% due 05/16/38	4,100,000	3,617,586
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,076,503
The Clorox Co 5.950% due 10/15/17	5,000,000	4,838,985
The Kroger Co 5.500% due 02/01/13	2,900,000	2,825,299
6.400% due 08/15/17	5,000,000	4,802,155
The Procter & Gamble Co 6.875% due 09/15/09	175,000	180,202
Wal-Mart Stores Inc 5.800% due 02/15/18	7,200,000	7,046,280
6.500% due 08/15/37	2,900,000	2,729,486

		56,385,729

Energy - 1.97%

Chesapeake Energy Corp 7.000% due 08/15/14	900,000	846,000
Enterprise Products Operating LP 4.625% due 10/15/09	3,900,000	3,817,714
Gaz Capital SA (Russia) 5.875% due 06/01/15 ~	EUR 1,800,000	1,919,530
8.146% due 04/11/18 ~	$11,000,000	9,680,000
Nabors Industries Inc 6.150% due 02/15/18 ~	6,000,000	5,730,450
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	17,873,010
7.768% due 12/15/37 † ~	8,100,000	7,965,500
PC Financial Partnership 5.000% due 11/15/14	3,000,000	2,584,077
Suncor Energy Inc (Canada) 6.100% due 06/01/18	36,800,000	33,653,195
The Williams Cos Inc 6.375% due 10/01/10 ~	4,600,000	4,510,070
7.500% due 01/15/31	945,000	862,133
Transocean Inc (Cayman) 6.800% due 03/15/38 †	1,000,000	920,265

		90,361,944

Financials - 18.96%

American Express Bank FSB 5.500% due 04/16/13	17,800,000	16,306,918
6.000% due 09/13/17	39,200,000	32,791,898
American Express Centurion Bank 6.000% due 09/13/17	39,100,000	32,772,643
American International Group Inc 5.850% due 01/16/18	22,500,000	11,310,278
Associates Corp of North America 6.250% due 11/01/08	150,000	149,628
Bank of America Corp 5.650% due 05/01/18	19,700,000	16,622,348
7.250% due 10/15/25	840,000	703,062
8.000% due 01/30/58 §	32,700,000	25,933,127
8.125% due 11/15/80 §	50,600,000	40,945,014
Bank of America NA 2.810% due 02/27/09 §	11,200,000	11,166,333
Barclays Bank PLC (United Kingdom) 5.450% due 09/12/12	46,300,000	46,207,956
6.050% due 12/04/17 ~	80,900,000	75,371,213
7.700% due 10/25/99 ~ §	24,400,000	21,503,378
CCCA LLC 7.900% due 10/15/12 ~	1,000,000	1,039,234
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	3,314,912
Citigroup Capital XXI 8.300% due 12/21/77 §	14,900,000	11,125,815
Citigroup Inc 5.500% due 04/11/13	20,300,000	17,736,151
5.875% due 05/29/37	6,800,000	4,727,829
8.400% due 04/30/99 §	37,600,000	25,639,816
CNA Financial Corp 5.850% due 12/15/14	9,000,000	8,428,266
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Countrywide Home Loans Inc 6.250% due 04/15/09	$40,000	$38,848
Credit Agricole SA (France) 2.809% due 05/28/09 ~ §	10,300,000	10,258,779
Deutsche Bank AG (Germany) 6.000% due 09/01/17	30,500,000	28,863,980
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	1,800,182
Ford Motor Credit Co LLC 7.000% due 10/01/13	200,000	123,025
7.250% due 10/25/11	5,064,000	3,222,112
9.750% due 09/15/10	2,100,000	1,506,462
General Electric Capital Corp 5.875% due 01/14/38	12,300,000	9,094,522
General Motors Acceptance Corp LLC 4.054% due 05/15/09 §	3,300,000	2,388,015
5.375% due 06/06/11	EUR 1,000,000	605,352
6.625% due 05/15/12	$8,600,000	3,643,313
7.000% due 02/01/12	10,500,000	4,282,415
7.250% due 03/02/11	2,000,000	946,384
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	7,250,271
KeyBank NA 5.061% due 06/02/10 §	11,300,000	11,250,031
Kimco Realty Corp 5.700% due 05/01/17	5,600,000	4,827,250
Lehman Brothers Holdings Inc 5.625% due 01/24/13 ¤	35,100,000	4,563,000
5.875% due 11/15/17 ¤	4,250,000	552,500
6.750% due 12/28/17 ¤	17,000,000	85,000
6.875% due 05/02/18 ¤	4,300,000	559,000
Marsh & McLennan Cos Inc 5.375% due 07/15/14	4,000,000	3,708,660
5.750% due 09/15/15	5,000,000	4,693,510
Merrill Lynch & Co Inc 6.050% due 08/15/12	500,000	469,211
6.400% due 08/28/17	6,400,000	5,544,461
6.875% due 04/25/18	26,100,000	23,130,681
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	9,700,000	9,432,668
Morgan Stanley 5.300% due 03/01/13	7,100,000	4,880,689
5.950% due 12/28/17	57,600,000	36,139,334
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	6,443,993
National Westminster Bank PLC (United Kingdom) 7.375% due 10/01/09	530,000	535,735
Nykredit Realkredit AS (Denmark) 5.000% due 10/01/38 §	DKK 67,449,694	11,395,495
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	3,791,860
Prudential Financial Inc 6.100% due 06/15/17	5,000,000	4,654,305
Rabobank Nederland (Netherlands) 2.811% due 01/15/09 ~ §	17,800,000	17,788,252
Realkredit Danmark AS (Denmark) 5.000% due 01/01/38 §	DKK 148,457,143	24,943,601
5.000% due 10/01/38 §	32,618,144	5,554,931
Santander Perpetual SA Unipersonal (Spain) 6.671% due 04/24/56 ~ §	$9,100,000	8,496,534
SLM Corp 2.960% due 07/26/10 §	2,300,000	1,745,302
The Bear Stearns Cos Inc
2.927% due 05/18/10 §	3,000,000	2,940,228
4.550% due 06/23/10	1,500,000	1,466,900
5.316% due 09/26/13 §	EUR 9,800,000	12,857,504
6.400% due 10/02/17	$19,100,000	17,867,114
6.950% due 08/10/12	36,735,000	37,137,910
7.250% due 02/01/18	13,000,000	12,531,636
The Goldman Sachs Group Inc 3.300% due 06/23/09 §	800,000	760,557
6.250% due 09/01/17	37,000,000	31,026,498
6.750% due 10/01/37	16,700,000	11,175,623
The Royal Bank of Scotland Group PLC (United Kingdom) 6.990% due 04/05/56 ~ §	3,000,000	2,239,155
7.640% due 03/31/56 §	16,000,000	11,937,824
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 8.700% due 08/07/18 ~	2,800,000	2,510,346
UBS AG (Switzerland) 5.875% due 12/20/17	24,700,000	21,969,267
Wachovia Corp 7.980% due 12/31/99 † §	51,000,000	20,910,000
WEA Finance LLC (Australia) 5.700% due 10/01/16 ~	7,500,000	6,471,518
XL Capital Finance Europe PLC (United Kingdom) 6.500% due 01/15/12	5,000,000	4,804,890

		871,612,452

Health Care - 0.34%

HCA Inc 9.250% due 11/15/16	2,000,000	1,950,000
UnitedHealth Group Inc 6.000% due 02/15/18	12,300,000	11,145,989
6.875% due 02/15/38	2,700,000	2,383,949

		15,479,938

Industrials - 0.40%

Allied Waste North America Inc 7.250% due 03/15/15	400,000	385,000
CSX Corp 5.600% due 05/01/17	5,000,000	4,362,065
Erac USA Finance Co 6.375% due 10/15/17 ~	5,000,000	3,980,490
Masco Corp 6.125% due 10/03/16	10,000,000	8,701,970
United Air Lines Inc 9.210% due 01/21/17 ¤ Ж	325,516	1,839
9.350% due 04/07/16 ¤ Ж	84,599	32,465
9.560% due 10/19/18 ¤ Ж	1,004,858	440,882
10.850% due 02/19/15 ¤ Ж	842,741	399,249

		18,303,960

Information Technology - 0.18%

EchoStar DBS Corp 6.375% due 10/01/11	3,000,000	2,767,500
Nortel Networks Ltd (Canada) 10.125% due 07/15/13 †	500,000	321,250
Xerox Corp 9.750% due 01/15/09	5,324,000	5,413,017

		8,501,767

Materials - 0.50%

Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,306,620
BHP Billiton Finance Ltd (Australia) 5.125% due 03/29/12	3,000,000	2,960,889
Nucor Corp 5.750% due 12/01/17	5,000,000	4,805,255
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	9,308,140
Sealed Air Corp 5.625% due 07/15/13 ~	2,100,000	2,064,468
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
StatoilHydro ASA (Norway) 7.150% due 01/15/29	$1,000,000	$1,061,676
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	657,608

		23,164,656

Telecommunication Services - 1.16%

AT&T Inc 4.125% due 09/15/09	8,200,000	8,137,106
6.300% due 01/15/38	6,800,000	5,648,488
BellSouth Corp 5.200% due 09/15/14	9,100,000	8,544,900
British Telecommunications PLC (United Kingdom) 9.125% due 12/15/30	1,000,000	999,944
GTE California Inc 6.700% due 09/01/09	5,000,000	4,988,350
Qwest Capital Funding Inc 7.250% due 02/15/11	880,000	827,200
Qwest Corp 6.875% due 09/15/33	1,386,000	939,015
8.875% due 03/15/12	1,500,000	1,477,500
Sprint Capital Corp 8.750% due 03/15/32	5,000,000	3,908,200
Sprint Nextel Corp 6.000% due 12/01/16	10,000,000	7,711,560
Verizon Communications Inc 5.550% due 02/15/16	8,000,000	7,383,680
Verizon PA Inc 5.650% due 11/15/11	2,899,000	2,847,717

		53,413,660

Utilities - 0.35%

Dynegy Holdings Inc 7.500% due 06/01/15	1,300,000	1,105,000
NRG Energy Inc 7.375% due 02/01/16 †	9,700,000	8,754,250
PSEG Power LLC 7.750% due 04/15/11	1,000,000	1,038,130
Teco Finance Inc 6.750% due 05/01/15	5,600,000	5,391,630

		16,289,010

Total Corporate Bonds & Notes (Cost $1,496,454,358)		1,226,207,196

SENIOR LOAN NOTES - 1.38%

Consumer Discretionary - 0.38%

Cablevision Systems Corp Term B 4.569% due 03/30/13 §	5,934,100	5,255,915
Ford Motor Co Term B 5.490% due 12/16/13 §	9,235,500	6,108,895
Yell Term B (United Kingdom) 5.704% due 02/10/13 §	7,000,000	6,043,331

		17,408,141

Financials - 0.30%

Chrysler Financial Co LLC 6.820% due 08/03/12 §	15,840,000	10,759,320
First Data Corp Term B2 5.926% due 09/24/14 §	924,655	794,433
5.948% due 09/24/14 §	937,324	805,318
6.512% due 09/24/14 §	122,983	105,663
First Data Corp Term B3 5.948% due 09/24/14 §	1,396,485	1,199,814
6.512% due 09/24/14 §	92,237	79,247

		13,743,795

Health Care - 0.14%

Biomet Inc Term B 6.762% due 03/25/15 §	2,970,000	2,743,538
DaVita Inc Term B1 4.300% due 10/05/12 §	342,288	310,113
4.320% due 10/05/12 §	29,310	26,555
5.210% due 10/05/12 §	497,619	450,843
5.270% due 10/05/12 § Ж	130,783	118,489
HCA Inc Term B 6.012% due 11/18/13 §	3,168,277	2,786,104

		6,435,642

Industrials - 0.01%

Allied Waste North America Inc Term A (Letter of Credit) 2.363% due 03/28/14 §	302,310	292,161
Allied Waste North America Inc Term B 4.930% due 03/28/14 §	19,458	18,805
5.430% due 03/28/14 §	178,133	172,152
5.550% due 03/28/14 §	257,986	249,325

		732,443

Materials - 0.05%

Georgia-Pacific Corp Term B 4.567% due 12/20/12 §	2,065,112	1,829,991
5.454% due 12/20/12 §	147,653	130,843
5.512% due 12/20/12 §	172,801	153,127

		2,113,961

Telecommunication Services - 0.33%

Nordic Telephone Term B (Denmark) 6.925% due 11/30/13 §	EUR 2,553,517	3,306,020
Nordic Telephone Term C (Denmark) 7.131% due 11/30/14 §	3,057,351	3,958,330
UPC Broadband Term M (Netherlands) 7.008% due 12/31/14 §	6,806,281	7,797,236

		15,061,586

Utilities - 0.17%

NRG Energy Inc (Synthetic Letter of Credit) 2.701% due 02/01/13 §	$315,863	279,100
NRG Energy Inc Term B 5.262% due 02/01/13 §	642,928	568,098
The AES Corp Unsecured (Letter of Credit) 7.010% due 03/31/10 §	7,400,000	7,010,135

		7,857,333

Total Senior Loan Notes (Cost $74,618,033)		63,352,901

MORTGAGE-BACKED SECURITIES - 95.69%

Collateralized Mortgage Obligations - 12.34%

Adjustable Rate Mortgage Trust 4.577% due 05/25/35 “ §	3,254,074	3,045,031
5.139% due 09/25/35 “ §	1,874,567	1,490,206
Banc of America Funding Corp 4.135% due 05/25/35 “ §	12,605,310	10,746,500
4.625% due 02/20/36 “ §	8,299,483	7,378,666
6.129% due 01/20/47 “ §	974,198	660,743
Banc of America Funding Corp (IO) 1.643% due 01/25/36 “ § Ж	23,712,633	1,212,569
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value

Banc of America Mortgage Securities Inc 5.000% due 05/25/34 “	$5,128,207	$4,647,813
BCAP LLC Trust 3.377% due 01/25/37 “ §	6,342,546	3,915,025
Bear Stearns Adjustable Rate Mortgage Trust 4.125% due 03/25/35 “ §	16,522,754	15,381,601
4.150% due 08/25/35 “ §	116,848	110,187
4.476% due 02/25/34 “ §	1,717,849	1,395,974
4.540% due 08/25/33 “ §	16,536,335	15,200,596
4.550% due 08/25/35 “ §	3,860,142	3,691,620
4.625% due 10/25/35 “ §	2,311,644	2,085,584
4.750% due 10/25/35 “ §	7,139,067	7,013,369
4.959% due 01/25/35 “ §	1,605,544	1,457,706
5.040% due 04/25/33 “ §	54,901	52,922
Bear Stearns Alt-A Trust 4.047% due 11/25/34 “ §	2,073,334	1,347,177
5.370% due 05/25/35 “ §	6,795,346	5,779,848
5.504% due 09/25/35 “ §	10,683,390	8,618,412
5.775% due 11/25/36 “ §	7,622,537	4,944,552
5.859% due 01/25/36 “ §	7,069,876	5,263,034
Bear Stearns Commercial Mortgage Securities 5.331% due 02/11/44 “	900,000	780,731
5.700% due 06/11/50 “	6,900,000	5,883,115
7.000% due 05/20/30 “ §	1,485,331	1,508,312
Bear Stearns Structured Products Inc 4.639% due 01/26/36 “ §	3,692,858	2,940,982
5.772% due 12/26/46 “ §	2,588,194	2,060,490
Citigroup Mortgage Loan Trust Inc 4.248% due 08/25/35 “ §	4,374,830	4,173,523
4.683% due 08/25/35 “ §	4,212,374	3,304,460
4.900% due 10/25/35 “ §	357,112	326,719
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 “	1,800,000	1,563,095
Countrywide Alternative Loan Trust 3.487% due 02/25/37 “ §	424,108	275,472
Countrywide Alternative Loan Trust (IO) 1.793% due 05/25/35 “ § Ж	17,717,867	750,178
Countrywide Home Loan Mortgage Pass-Through Trust 3.527% due 03/25/35 “ §	3,547,929	2,114,791
3.547% due 06/25/35 ~ “ §	15,611,205	13,113,117
4.241% due 05/20/34 “ §	5,767,712	5,261,990
4.723% due 08/25/34 “ §	868,589	687,941
5.250% due 02/20/36 “ §	4,623,460	3,589,742
5.750% due 05/25/33 “	249,159	249,140
Credit Suisse Mortgage Capital Certificates 5.467% due 09/15/39 “	35,300,000	31,110,049
CS First Boston Mortgage Securities Corp 3.076% due 03/25/32 ~ “ §	971,010	886,854
6.380% due 12/18/35 “	4,544,056	4,555,159
DLJ Commercial Mortgage Corp 7.300% due 06/10/32 “ §	986,602	989,951
Downey Savings & Loan Association Mortgage Loan Trust 5.205% due 07/19/44 “ §	3,048,931	2,503,381
Fannie Mae 3.148% due 04/18/28 “ §	383,195	379,749
3.198% due 10/18/30 “ §	3,109	3,081
3.267% due 07/25/37 “ §	2,446,710	2,245,563
3.707% due 03/25/17 “ §	166,698	165,411
5.000% due 07/25/19 - 03/25/21 “ ±	588,042	585,464
5.500% due 03/25/28 - 06/01/36 “ ±	8,450,033	8,605,245
6.500% due 02/25/09 “	803	802
Fannie Mae (IO) 0.950% due 03/25/09 “ § Ж	9,716	21
Fannie Mae Whole Loan 6.500% due 10/25/42 “	3,039,910	3,196,995
First Horizon Alternative Mortgage Securities 4.245% due 03/25/35 “ §	2,661,713	1,670,503
4.740% due 06/25/34 “ §	13,473,546	11,221,374
First Horizon Asset Securities Inc 5.357% due 08/25/35 “ §	691,394	598,255
Freddie Mac 2.838% due 12/15/29 “ §	70,465	69,493
3.500% due 07/15/32 “	355,248	341,196
4.000% due 05/15/16 “	116,859	116,894
4.500% due 09/15/14 “	254,605	255,245
5.000% due 09/15/16		-
04/15/30 † “ ±	111,475,076	112,315,582
5.500% due 03/15/17 “	1,745,608	1,778,698
7.000% due 09/15/21 “	108,344	112,958
7.500% due 01/15/23 “	2,521,269	2,719,338
Freddie Mac Structured Pass-Through Securities 4.278% due 10/25/44 “ §	4,615,252	4,454,832
4.478% due 07/25/44 “ §	24,791,308	22,595,837
GMAC Commercial Mortgage Securities Inc (IO) 0.917% due 05/15/35 “ § Ж	2,207,173	71,733
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 “	4,762,021	4,718,433
Government National Mortgage Association 7.000% due 02/16/29 “	431,124	453,738
7.500% due 09/20/26 “	573,677	595,651
Greenpoint Mortgage Funding Trust 3.477% due 11/25/45 “ §	154,572	97,631
Greenpoint Mortgage Pass-Through Certificates 5.454% due 10/25/33 “ §	2,390,317	2,334,423
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 “	17,600,000	14,917,281
GS Mortgage Securities Corp II 5.993% due 08/10/45 “ §	2,000,000	1,712,668
GSR Mortgage Loan Trust 4.539% due 09/25/35 “ §	400,872	343,142
Harborview Mortgage Loan Trust 3.400% due 02/19/34 “ §	111,046	106,495
5.215% due 07/19/35 “ §	4,425,312	2,959,417
Imperial Savings Association 6.503% due 02/25/18 “ §	3,647	3,648
IndyMac ARM Trust 5.183% due 01/25/32 “ §	70,685	57,798
IndyMac Index Mortgage Loan Trust 5.048% due 12/25/34 “ §	379,973	310,563
JPMorgan Chase Commercial Mortgage Securities Corp 5.937% due 02/12/49 “ §	5,660,000	4,837,626
JPMorgan Mortgage Trust 5.021% due 02/25/35 “ §	3,284,481	2,863,007
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 “ §	1,600,000	1,375,195
Lehman Large Loan (IO) 0.905% due 10/12/34 “ § Ж	2,553,115	41,247
MASTR Adjustable Rate Mortgages Trust 3.788% due 11/21/34 “ §	2,013,960	1,991,454
MASTR Alternative Loans Trust 3.607% due 03/25/36 “ §	1,624,016	892,420
MASTR Asset Securitization Trust 5.500% due 09/25/33 “	283,699	260,680
Merrill Lynch Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 “	7,430,000	6,310,450
Merrill Lynch Mortgage Investors Inc 3.417% due 02/25/36 “ §	1,572,626	1,278,281
Merrill Lynch-Floating Rate Trust 2.986% due 07/09/09 “	13,600,000	12,404,214
MLCC Mortgage Investors Inc 2.868% due 03/15/25 “ §	2,727,600	2,077,808
3.457% due 11/25/35 “ §	386,437	350,020
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
4.207% due 10/25/35 “ §	$638,459	$580,823
4.250% due 10/25/35 “ §	3,132,680	2,802,458
4.709% due 12/25/34 “ §	1,290,338	1,200,676
Morgan Stanley Capital I 5.544% due 11/12/49 “ §	1,400,000	1,082,814
5.731% due 07/12/44 “ §	6,300,000	5,668,504
Mortgage Capital Funding Inc (IO) 1.988% due 11/20/27 “ § Ж	4,177	—
Provident Funding Mortgage Loan Trust 4.187% due 04/25/34 “ §	35,927	35,236
Residential Accredit Loans Inc 3.387% due 06/25/46 “ §	3,859,807	2,421,005
3.417% due 04/25/46 “ §	404,761	260,939
6.000% due 06/25/36 “	17,908,095	13,504,612
Residential Asset Securitization Trust 3.607% due 01/25/46 “ §	3,551,126	2,209,218
5.500% due 01/25/34 “	4,639,329	4,582,325
Residential Asset Securitization Trust (IO) 1.743% due 11/25/35 “ § Ж	15,893,704	621,210
Residential Funding Mortgage Securities I Inc 5.207% due 09/25/35 “ §	1,995,105	1,717,217
Sequoia Mortgage Trust 3.538% due 07/20/33 “ §	2,767,724	2,291,252
Structured Adjustable Rate Mortgage Loan Trust 5.344% due 01/25/35 “ §	1,594,920	1,167,713
5.535% due 08/25/35 “ §	492,515	399,023
Structured Asset Mortgage Investments Inc 3.280% due 07/19/35 “ §	2,092,785	1,730,816
3.320% due 07/19/34 “ §	82,022	64,710
3.360% due 09/19/32 “ §	327,994	299,918
3.417% due 05/25/46 “ §	2,746,294	1,688,262
3.427% due 05/25/36 “ §	2,227,291	1,373,440
3.437% due 05/25/45 “ §	746,829	500,350
3.450% due 10/19/33 “ §	8,449	7,882
3.487% due 02/25/36 “ §	2,929,876	1,892,794
Structured Asset Securities Corp 5.000% due 12/25/34 “	243,399	242,296
SunTrust Alternative Loan Trust (IO) 1.893% due 12/25/35 “ § Ж	36,988,832	1,275,386
Union Planters Mortgage Finance Corp 6.800% due 01/25/28 “	415,112	418,916
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 “	16,200,000	13,393,867
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO) 1.643% due 11/25/35 “ § Ж	44,425,041	2,021,259
1.743% due 11/25/35 “ § Ж	15,001,837	596,524
Washington Mutual Mortgage Pass-Through Certificates 3.477% due 12/25/45 “ §	202,250	132,184
3.497% due 10/25/45 “ §	207,937	131,854
3.517% due 01/25/45 “ §	2,760,269	1,843,903
3.527% due 01/25/45 “ §	149,439	102,510
3.747% due 12/25/27 “ §	8,890,893	7,660,269
3.948% due 02/27/34 “ §	2,935,019	2,773,882
4.255% due 08/25/42 “ §	158,676	141,975
Washington Mutual MSC Mortgage Pass-Through Certificates 6.000% due 02/25/33 “ §	199,461	197,797
6.044% due 02/25/33 “ §	24,940	24,409
Wells Fargo Mortgage-Backed Securities Trust 4.689% due 05/25/35 “ §	628,479	566,507
4.950% due 01/25/35 “ §	5,253,824	4,765,016
4.950% due 03/25/36 “ §	26,374,262	23,335,573
4.992% due 12/25/34 “ §	3,218,222	2,925,817
5.240% due 04/25/36 “ §	16,027,327	15,044,143
5.511% due 08/25/36 “ §	9,588,381	8,593,269
5.774% due 04/25/36 “ §	3,278,436	2,227,368

		567,383,807

Fannie Mae - 69.02%

3.996% due 06/01/34 “ §	80,607	81,608
4.239% due 03/01/34 “ §	77,661	78,839
4.278% due 08/01/42 - 10/01/44 “ § ±	5,169,700	5,207,097
4.280% due 03/01/33 “ §	98,114	98,237
4.306% due 01/01/34 “ §	51,969	52,843
4.361% due 03/01/33 “ §	1,276,281	1,276,929
4.402% due 09/01/33 “ §	147,931	149,468
4.433% due 04/01/35 “ §	4,499,335	4,512,634
4.453% due 05/01/36 “ §	176,088	176,321
4.472% due 07/01/33 “ §	184,928	186,631
4.484% due 05/01/36 “ §	167,762	167,987
4.500% due 11/01/14 “	969,851	967,975
4.503% due 11/01/34 † “ §	21,085,011	21,065,096
4.508% due 05/01/36 “ §	5,315,551	5,322,778
4.525% due 11/01/34 “ §	67,942	68,732
4.616% due 07/01/33 “ §	142,715	138,278
4.689% due 12/01/34 “ §	9,288,452	9,396,334
4.704% due 08/01/35 “ §	3,313,424	3,323,773
4.721% due 07/01/35 - 09/01/35 “ § ±	16,139,836	16,170,026
4.774% due 04/01/34 “ §	2,056,991	2,060,928
5.000% due 06/01/18 - 11/13/38 † “ ±	796,911,350	782,089,400
5.054% due 09/01/35 “ §	2,496,656	2,485,129
5.055% due 12/01/34 “ §	111,236	111,374
5.183% due 04/01/27 “ §	90,203	91,393
5.245% due 08/01/34 “ §	114,295	116,082
5.329% due 09/01/34 † “ §	2,610,753	2,613,526
5.408% due 01/01/36 “ §	1,633,434	1,612,485
5.489% due 02/01/33 “ §	907,980	915,857
5.500% due 12/01/14 - 11/13/38 † “ ±	1,389,810,415	1,388,912,540
5.544% due 02/01/33 “ §	36,767	37,322
6.000% due 04/01/16 - 10/14/38 † “ ±	885,749,608	897,224,186
6.109% due 12/01/22 “ §	59,305	60,123
6.222% due 01/01/23 “ §	203,108	207,507
6.393% due 08/01/36 “ §	5,506,937	5,590,152
6.500% due 01/01/13 - 10/01/38 “ ±	18,672,561	19,248,617
6.579% due 01/01/25 “ §	104,513	106,246
6.825% due 08/01/09 “	900,442	906,209
7.200% due 11/01/23 “ §	117	120
8.000% due 05/01/30 - 08/01/30 “ ±	22,229	24,088

		3,172,854,870

Federal Housing Authority - 0.04%

6.896% due 07/01/20 “	353,679	349,860
7.430% due 09/01/19 - 10/01/24 “ ±	1,648,188	1,657,675

		2,007,535

Freddie Mac - 10.71%

4.000% due 07/01/18 “	4,744	4,606
5.300% due 09/01/35 † “ §	15,053,114	15,134,403
5.314% due 05/01/23 “ §	15,792	16,162
5.500% due 03/01/23 - 10/14/38 “ ±	470,411,507	468,078,734
5.671% due 03/01/32 “ §	511,745	521,976
5.869% due 03/01/32 “ §	256,584	259,266
5.905% due 05/01/32 “ §	87,272	88,278
5.986% due 07/01/32 “ §	135,738	137,103
6.000% due 03/03/18 - 10/01/22 † “ ±	4,599,369	4,697,408
6.167% due 06/01/17 “ §	8,714	8,823
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
6.345% due 01/01/28 “ §	$55,264	$56,172
6.500% due 01/01/15 - 05/01/17 “ ±	3,231,145	3,353,312

		492,356,243

Government National Mortgage Association - 3.58%

4.750% due 03/20/32 “ §	116,620	117,200
5.000% due 03/20/32 - 01/20/33 “ § ±	540,547	546,794
5.125% due 12/20/22 - 12/20/32 “ § ±	2,460,012	2,487,914
5.250% due 03/20/28 - 03/20/29 “ § ±	55,589	56,142
5.375% due 05/20/22 - 06/20/32 “ § ±	5,755,367	5,822,798
5.500% due 03/20/33 “ §	552,095	561,922
5.625% due 07/20/23 - 09/20/32 “ § ±	1,786,729	1,809,207
5.750% due 03/20/29 “ §	51,096	52,045
6.000% due 08/15/31 - 10/22/38 “ ±	12,976,837	13,172,265
6.125% due 08/20/20 - 07/20/24 “ § ±	240,539	247,992
6.500% due 10/22/38 “	134,000,000	137,161,596
7.500% due 04/15/30 - 12/15/31 “ ±	187,354	201,953
8.000% due 12/15/29 - 08/15/32 “ ±	995,246	1,092,739
8.500% due 09/15/16 - 01/15/31 “ ±	1,173,389	1,291,987
9.000% due 02/15/17 - 04/15/20 “ ±	25,150	27,674
10.000% due 05/15/19 - 02/15/25 “ ±	28,381	32,321

		164,682,549

Total Mortgage-Backed Securities (Cost $4,439,195,181)		4,399,285,004

ASSET-BACKED SECURITIES - 2.44%

Access Group Inc 4.093% due 10/27/25 “ §	30,000,000	29,658,251
Aurum Ltd CLO (Cayman) 3.221% due 04/15/14 ~ “ §	8,122,849	7,865,100
Bank of America Credit Card Trust 3.188% due 12/15/14 “ §	28,100,000	26,873,677
Citibank Omni Master Trust 4.288% due 12/23/13 ~ “ §	32,400,000	32,219,189
ContiMortgage Home Equity Loan Trust 6.970% due 12/25/13 “ §	762	751
Countrywide Asset-Backed Certificates 3.237% due 01/25/46 “ §	258,869	256,664
3.257% due 01/25/37 “ §	10,325	10,292
3.257% due 12/25/46 “ §	945,077	933,412
3.267% due 09/25/46 “ §	9,589	9,539
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 “	82,810	83,607
Fremont Home Loan Trust 3.307% due 05/25/36 “ §	36,619	35,808
GE-WMC Mortgage Securities LLC 3.247% due 08/25/36 “ §	33,250	32,215
IMC Home Equity Loan Trust 6.340% due 08/20/29 “ §	65,169	63,128
Long Beach Mortgage Loan Trust 3.257% due 08/25/36 “ §	23,120	22,572
3.487% due 10/25/34 “ §	17,007	13,098
Mid-State Trust 7.340% due 07/01/35 “	1,991,039	1,871,742
7.791% due 03/15/38 “	767,962	686,326
8.330% due 04/01/30 “	3,944,574	3,336,692
Morgan Stanley Asset-Backed Securities Capital I 3.247% due 07/25/36 “ §	12,241	12,155
New Century Home Equity Loan Trust 3.277% due 08/25/36 “ §	6,188	6,157
Oakwood Mortgage Investors Inc (IO) 6.000% due 08/15/09 “ Ж	464,000	20,091
Renaissance Home Equity Loan Trust 3.647% due 08/25/33 “ §	654,160	511,891
Saxon Asset Securities Trust 3.727% due 08/25/32 “ §	7,118	7,002
SLM Student Loan Trust 3.250% due 01/25/17 “ §	4,000,000	3,956,528
Small Business Administration 4.754% due 08/10/14 “	2,594,161	2,520,254
7.640% due 03/10/10 “	19,407	19,895
8.017% due 02/10/10 “	104,441	107,194
Structured Asset Securities Corp 3.497% due 01/25/33 “ §	43,087	35,644
Wells Fargo Home Equity Trust 3.257% due 01/25/37 “ §	907,581	884,720

Total Asset-Backed Securities (Cost $115,264,345)		112,053,594

U.S. GOVERNMENT AGENCY ISSUES - 0.71%

Fannie Mae 5.000% due 07/29/19	17,000,000	17,167,382
Freddie Mac 4.875% due 06/13/18 †	8,600,000	8,732,990
5.000% due 12/14/18 †	4,700,000	4,426,432
Small Business Administration Participation Certificates 6.120% due 09/01/21	2,135,973	2,186,638

Total U.S. Government Agency Issues (Cost $32,665,992)		32,513,442

U.S. TREASURY OBLIGATIONS - 2.08%

U.S. Treasury Inflation Protected Securities - 0.50%

2.625% due 07/15/17 ^	22,283,730	22,955,740

U.S. Treasury Notes - 1.58%

2.375% due 08/31/10	72,000,000	72,573,768

Total U.S. Treasury Obligations (Cost $96,640,820)		95,529,508

FOREIGN GOVERNMENT BONDS & NOTES - 5.46%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/12	BRL 449,960,000	209,315,939
10.000% due 01/01/17	56,000,000	23,266,093
Hydro Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,420,720
Province of Quebec (Canada) 7.500% due 07/15/23	2,495,000	3,089,546
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Province of Saskatchewan (Canada) 8.500% due 07/15/22	$340,000	$471,095
Republic of Panama (Panama) 6.700% due 01/26/36	10,935,000	10,388,250
Republic of South Africa (South Africa) 5.875% due 05/30/22	1,125,000	975,769
7.375% due 04/25/12	320,000	328,400
State of Qatar (Qatar) 9.500% due 05/21/09 ~	230,000	236,900
Ukraine Government Bond (Ukraine) 6.875% due 03/04/11 ~	570,000	481,650
7.650% due 06/11/13 ~	1,100,000	918,500

Total Foreign Government Bonds & Notes (Cost $281,637,724)		250,892,862

MUNICIPAL BONDS - 3.35%

Auburn University AL ‘A’ 5.000% due 04/01/29	5,015,000	4,798,101
Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	2,070,000	2,089,396
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	7,100,000	5,376,759
California Educational Facilities Authority ‘A’ 5.000% due 10/01/33	1,200,000	1,287,156
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	7,497,792
Chicago Transit Authority IL ‘B’ 6.300% due 12/01/21	800,000	815,408
6.899% due 12/01/40	6,800,000	7,081,248
Clovis Unified School District CA ‘B’ 0.000% due 08/01/24	3,000,000	1,115,820
Cook County School District No 123 IL 0.000% due 12/01/21	2,290,000	1,084,567
Escondido Union High School District CA 0.000% due 11/01/20	2,655,000	1,316,084
Georgia State Road & Tollway Authority 5.125% due 03/01/20	4,000,000	4,081,880
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	1,800,000	1,189,224
5.750% due 06/01/47	3,000,000	2,210,190
Golden State Tobacco Securitization Corp CA ‘A2’ 0.00% due 06/01/37 §	3,200,000	1,695,872
Hamilton OH School Districts Gas Supply Revenue 7.740% due 02/01/12	4,400,000	4,603,192
Honolulu City & County HI ‘A’ 5.000% due 07/01/23 w	3,080,000	3,044,950
Huntington Beach Union High School District CA 0.000% due 08/01/32	10,000,000	2,253,400
Illinois Health Facilities Authority 6.125% due 11/15/22	1,000,000	1,069,110
Lee County Florida Apartment Revenue ‘A’ 6.000% due 10/01/29	1,000,000	959,710
Los Angeles Community College District CA 5.000% due 08/01/32	3,900,000	3,686,982
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	6,212,358
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,164,760
Modesto High School District Stanislaus County CA ‘A’ 0.000% due 08/01/26	4,000,000	1,323,760
Monrovia Unified School District CA ‘B’ 0.000% due 08/01/23	3,175,000	1,306,322
Northern Tobacco Securitization Corp AK 5.000% due 06/01/46	3,500,000	2,277,800
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	348,044
Pierce County School District WA 5.000% due 10/01/23 w	3,000,000	2,925,120
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	500,000	474,692
State of California 4.500% due 08/01/28	6,800,000	5,665,692
5.000% due 06/01/32	1,000,000	916,280
5.000% due 11/01/37	3,550,000	3,212,786
5.000% due 12/01/37	4,400,000	3,981,604
State of Florida 5.250% due 07/01/37	2,000,000	1,933,620
State of Washington ‘D’ 5.000% due 01/01/33	3,200,000	2,975,808
Texas State Transportation Commission ‘A’ 4.750% due 04/01/24	10,000,000	9,294,000
Texas State Transportation Commission Mobility Fund 4.750% due 04/01/37	19,200,000	16,761,216
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	4,800,000	4,203,552
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	9,655,000	8,289,300
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	4,237,931
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	7,746,776
Tobacco Settlement Financing Corp RI ‘A’ 6.125% due 06/01/32	2,735,000	2,431,169
6.250% due 06/01/42	900,000	785,034
Tobacco Settlement Revenue Management SC ‘B’ 6.000% due 05/15/22	5,560,000	5,787,515
University of Arkansas 5.000% due 11/01/36	2,100,000	1,932,777
University of California ‘D’ 5.000% due 05/15/41	800,000	723,992

Total Municipal Bonds (Cost $164,297,119)		154,168,749

PURCHASED OPTIONS - 0.49%
(See Note (g) to Notes to Schedule of Investments) (Cost $22,948,232)		22,490,618

SHORT-TERM INVESTMENTS - 8.16%

U.S. Treasury Bills - 2.58%

0.820% due 12/11/08 ‡	48,020,000	47,956,998
1.260% due 12/04/08	500,000	499,364
1.430% due 12/26/08 ‡	40,150,000	40,086,202
1.650% due 11/28/08 ‡	20,250,000	20,200,089
4.000% due 10/16/08 ‡	10,000,000	9,999,460

		118,742,113

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 5.58%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $150,654,231; collateralized by Freddie Mac (U.S. Govt Agency Issue): 0.000% due 10/24/08 and market value $64,798,900; and 0.000% due 10/31/08 and market value $88,867,275)	$150,649,000	$150,649,000
Merrill Lynch & Co Inc 0.050% due 10/01/08 (Dated 09/30/08, repurchase price of $105,600,147; collateralized by U.S. Treasury Strip: 0.000% due 11/15/27 and market value $108,683,713)	105,600,000	105,600,000

		256,249,000

Total Short-Term Investments (Cost $374,872,708)		374,991,113

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 146.77% (Cost $7,148,480,753)		6,747,347,196

	Shares
SECURITIES LENDING COLLATERAL - 11.26%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $517,559,516)	517,559,516	517,559,516

TOTAL INVESTMENTS - 158.03% (Cost $7,666,040,269)		7,264,906,712

TOTAL SECURITIES SOLD SHORT - (3.90%) (See Note (d) to Notes to Schedule of Investments) (Proceeds $179,111,843)		(179,293,658)

OTHER ASSETS & LIABILITIES, NET - (54.13%)		(2,488,418,413)

NET ASSETS - 100.00%		$4,597,194,641

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $6,633,935 or 0.14% of the net assets were in default as of September 30, 2008.
(c) 0.05% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(d) Securities sold short outstanding as of September 30, 2008 were as follows:

	Principal
Description	Amount	Value

U.S. Treasury Notes
2.375% due 08/31/10	$144,000,000	$145,147,536
3.250% due 12/31/09	22,100,000	22,472,960
3.500% due 02/15/18	11,900,000	11,673,162

Total Securities sold short (Proceeds $179,111,843)		$179,293,658

(e) Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

Contracts		Principal		Unrealized
to Buy or		Amount Covered		Appreciation
to Sell	Currency	by Contracts	Expiration	(Depreciation)

Buy	AUD	18,235,203	10/08	($982,693)
Sell	AUD	9,956,000	10/08	425,168
Sell	AUD	9,956,000	10/08	(31,946)
Sell	BRL	385,531,680	12/08	13,991,272
Sell	CAD	1,916,000	10/08	20,227
Buy	CLP	1,079,700,000	12/08	(282,354)
Buy	CNY	106,920	10/08	136
Sell	CNY	51,944	10/08	11
Sell	CNY	54,976	10/08	(5)
Buy	CNY	80,979,497	11/08	(183,722)
Buy	CNY	241,982,734	07/09	(2,494,576)
Sell	DKK	233,202,000	12/08	896,736
Buy	EUR	20,820,900	10/08	(1,277,036)
Sell	EUR	95,384,000	10/08	3,356,055
Buy	GBP	15,024,200	10/08	(1,157,235)
Sell	GBP	53,594,000	11/08	1,846,226
Buy	INR	54,060,276	11/08	(186,895)
Sell	INR	9,531,392	11/08	5,082
Sell	JPY	1,584,968,000	10/08	(288,689)
Buy	MXN	1,644,405	11/08	(7,710)
Sell	MXN	1,644,405	11/08	10,554
Buy	MYR	73,570,762	11/08	(1,879,160)
Buy	NZD	5,496,000	10/08	84,727
Buy	NZD	5,496,000	10/08	(98,757)
Sell	NZD	11,012,000	10/08	268,093
Buy	PHP	154,300,000	11/08	(214,922)
Buy	PHP	115,995,850	02/09	(155,762)
Buy	PHP	4,500,000	12/10	(13,998)
Sell	PHP	4,500,000	12/10	6,571
Buy	PLN	45,348,534	05/09	(1,427,481)
Sell	PLN	45,348,534	05/09	1,737,043
Buy	RUB	1,150,627,657	11/08	(3,080,769)
Sell	RUB	1,150,627,657	11/08	3,266,277
Buy	RUB	735,302,051	05/09	(2,314,747)
Sell	RUB	735,302,051	05/09	2,797,612
Buy	SGD	39,166,715	11/08	(1,286,546)
Sell	SGD	6,281,381	11/08	6,936
Buy	TWD	43,257,490	02/09	(64,107)

				$11,289,616

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(f) The amount of $29,335,100 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Net Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/08)	377	EUR 377,000,000	$308,633
3-Month Euribor (03/09)	254	254,000,000	821,549
3-Month Euribor (06/09)	151	151,000,000	592,262
Eurodollar (12/08)	6,889	$6,889,000,000	(4,827,287)
Eurodollar (03/09)	3,663	3,663,000,000	2,095,701
Eurodollar (06/09)	4,935	4,935,000,000	3,308,127
Eurodollar (09/09)	3,376	3,376,000,000	1,148,518
Eurodollar (12/09)	940	940,000,000	109,382
Eurodollar (03/10)	872	872,000,000	60,185
Eurodollar (06/10)	48	48,000,000	13,544
Eurodollar (09/10)	48	48,000,000	14,374
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	1,035	GBP 517,500,000	(756,370)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	2,678	1,339,000,000	6,000,656
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	675	337,500,000	1,480,171
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	962	481,000,000	2,058,061
U.S. Treasury 10-Year Notes (12/08)	314	$31,400,000	(641,698)

			$11,785,808

(g) Purchased options outstanding as of September 30, 2008 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.150%	02/02/09	$186,600,000	$2,015,280	$944,942
Barclays	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.500%	02/02/09	132,300,000	1,426,530	1,057,739
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.600%	07/02/09	72,800,000	699,790	652,215
Barclays	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.450%	08/03/09	71,800,000	782,620	542,018
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.450%	08/03/09	177,000,000	1,784,160	1,336,106
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.500%	08/03/09	551,500,000	5,714,919	4,373,947

		Based on 3-Month
		EUR-LIBOR

Deutsche Bank	Call - OTC 2-Year Interest Rate Swap Ж	Pay	4.070%	09/14/09	EUR 355,500,000	1,842,245	1,691,825

						$14,265,544	$10,598,792

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Credit Suisse	Put - OTC Fannie Mae 5.000% due 10/14/38 Ж	$70.00	10/07/08	$283,000,000	$32,722	$283
Credit Suisse	Put - OTC Fannie Mae 5.500% due 10/14/38 Ж	78.00	10/07/08	829,000,000	96,450	829
Credit Suisse	Put - OTC Fannie Mae 5.500% due 10/14/38 Ж	79.00	10/07/08	150,000,000	17,578	150
Credit Suisse	Put - OTC Fannie Mae 6.000% due 10/11/38 Ж	85.00	10/07/08	32,000,000	3,750	32
Credit Suisse	Put - OTC Freddie Mac 5.500% due 10/14/38 Ж	85.00	10/07/08	63,000,000	7,383	63
Merrill Lynch	Put - OTC Fannie Mae 6.000% due 10/14/38 Ж	85.00	10/07/08	443,000,000	51,914	443
Merrill Lynch	Call - OTC U.S. Treasury Notes 2.000% due 02/28/10 Ж	102.75	10/10/08	260,000,000	30,469	3
Merrill Lynch	Call - OTC U.S. Treasury Notes 3.625% due 10/31/09 Ж	103.78	10/10/08	47,000,000	4,531	—
Credit Suisse	Put - OTC Government National Mortgage Association 6.500% due 10/11/38 Ж	91.00	10/15/08	134,000,000	15,494	3,752
Credit Suisse	Put - OTC Fannie Mae 6.000% due 11/13/38 Ж	82.00	11/06/08	57,000,000	6,680	285
JPMorgan Chase	Call - OTC U.S. Treasury Notes 2.000% due 02/28/10 Ж	102.17	11/20/08	19,000,000	2,227	1,330

					$269,198	$7,170

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Cost	Value

JPMorgan Chase	Call - OTC Japanese yen versus U.S. dollar Ж	JPY 104.00	03/17/10	$39,000,000	$1,795,060	$1,631,097
JPMorgan Chase	Put - OTC Japanese yen versus U.S. dollar Ж	104.00	03/17/10	39,000,000	1,524,840	2,451,228
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar Ж	105.20	03/31/10	6,800,000	286,280	241,359
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar Ж	105.20	03/31/10	6,800,000	286,280	466,602
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar Ж	105.40	03/31/10	19,900,000	834,811	685,754
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar Ж	105.40	03/31/10	19,900,000	834,811	1,381,975
Credit Suisse	Call - OTC U.S. dollar versus Euro Ж	$1.38	05/21/10	EUR 4,000,000	198,255	394,384
Credit Suisse	Put - OTC U.S. dollar versus Euro Ж	1.38	05/21/10	4,000,000	198,255	299,592
Morgan Stanley	Call - OTC U.S. dollar versus Euro Ж	1.38	05/21/10	9,700,000	463,411	956,381
Morgan Stanley	Put - OTC U.S. dollar versus Euro Ж	1.38	05/21/10	9,700,000	463,411	726,511
Morgan Stanley	Call - OTC U.S. dollar versus Euro Ж	1.38	06/03/10	10,300,000	493,577	1,024,191
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Cost	Value

Morgan Stanley	Put - OTC U.S. dollar versus Euro Ж	$1.38	06/03/10	EUR 10,300,000	$493,577	$780,091
Credit Suisse	Call - OTC Japanese yen versus Euro Ж	JPY 148.40	06/03/10	$4,800,000	270,185	271,349
Credit Suisse	Put - OTC Japanese yen versus Euro Ж	148.40	06/03/10	4,800,000	270,737	574,142

					$8,413,490	$11,884,656

Total Purchased Options					$22,948,232	$22,490,618

(h) Transactions in written options for the period ended September 30, 2008 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2007	1,438,007,858	$23,606,167
Call Options Written	792,202,104	21,675,744
Put Options Written	18,003,735	3,146,198
Call Options Expired	(18,002,501)	(1,861,941)
Put Options Expired	(18,005,089)	(3,736,968)
Call Options Repurchased	(1,596,605,311)	(26,889,424)

Outstanding, September 30, 2008	615,600,796	$15,939,776

(i) Premiums received and value of written options outstanding as of September 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.250%	02/02/09	$62,200,000	$1,875,330	$1,245,493
Barclays	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.300%	02/02/09	19,800,000	432,630	432,452
Barclays	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.600%	02/02/09	29,000,000	930,900	904,887
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.200%	07/02/09	31,600,000	698,360	681,896
Barclays	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.150%	08/03/09	31,200,000	783,120	640,006
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.300%	08/03/09	239,800,000	5,752,203	5,676,546
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Ж	Receive	4.400%	08/03/09	59,000,000	1,850,633	1,655,658

		Based on 3-Month
		EURO-LIBOR

Deutsche Bank	Call - OTC 5-Year Interest Rate Swap Ж	Receive	4.250%	09/14/09	EUR 115,000,000	1,695,770	1,161,270

						$14,018,946	$12,398,208

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury Note Futures (11/08)	$113.00	11/21/08	188	$117,030	$240,875
JPMorgan Chase	Put - CBOT U.S. Treasury Note Futures (11/08)	113.00	11/21/08	210	107,756	269,062
Citigroup	Call - CBOT U.S. Treasury Note Futures (11/08)	119.00	11/21/08	188	89,736	114,562
JPMorgan Chase	Call - CBOT U.S. Treasury Note Futures (11/08)	119.00	11/21/08	210	132,808	127,969

					$447,330	$752,468

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Premium	Value

Credit Suisse	Call - OTC Japanese yen versus U.S. dollar Ж	JPY 104.00	03/17/10	$14,000,000	$736,750	$585,522
Credit Suisse	Put - OTC Japanese yen versus U.S. dollar Ж	104.00	03/17/10	14,000,000	736,750	879,928

					$1,473,500	$1,465,450

Total Written Options					$15,939,776	$14,616,126

(j) Securities with an aggregate market value of $85,569,116 were pledged as collateral for swap contracts as of September 30, 2008.
(k) Swap agreements outstanding as of September 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	E.I. du Pont de Nemours & Co 6.875% due 10/15/09 Ж	Buy	(0.130%)	12/20/08	$7,200,000	$780
Barclays	Wal-Mart Stores Inc 6.875% due 08/10/09 Ж	Buy	(0.140%)	12/20/08	800,000	209
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08 Ж	Buy	(0.140%)	12/20/08	12,600,000	3,290
Credit Suisse	Wal-Mart Stores Inc 4.550% due 05/01/13 Ж	Buy	(0.150%)	12/20/08	1,300,000	309
Barclays	Eli Lilly & Co 6.000% due 03/15/12 Ж	Buy	(0.160%)	12/20/08	8,700,000	(1,292)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12 Ж	Buy	(0.210%)	12/20/08	6,000,000	(722)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12 Ж	Buy	(0.220%)	12/20/08	2,200,000	12,644
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	The Allstate Corp 6.125% due 02/15/12 Ж	Buy	(0.260%)	12/20/08	$10,000,000	$10,248
Bear Stearns	Eaton Corp 5.750% due 07/15/12 Ж	Buy	(0.280%)	12/20/08	8,000,000	3,923
Barclays	FedEx Corp 7.250% due 02/15/11 Ж	Buy	(0.290%)	12/20/08	2,400,000	2,823
Bear Stearns	TRW Inc 7.125% due 06/01/09 Ж	Buy	(0.290%)	12/20/08	1,000,000	(520)
Citigroup	FedEx Corp 7.250% due 02/15/11 Ж	Buy	(0.290%)	12/20/08	3,500,000	4,117
UBS	TRW Inc 7.125% due 06/01/09 Ж	Buy	(0.290%)	12/20/08	1,100,000	(572)
Bear Stearns	Hewlett-Packard Co 6.500% due 07/01/12 Ж	Buy	(0.320%)	12/20/08	9,600,000	(2,656)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25 Ж	Buy	(0.320%)	12/20/08	4,900,000	(614)
Royal Bank of Scotland	Indonesia Government Int’l Bond 6.750% due 03/10/14 Ж	Sell	0.400%	12/20/08	2,200,000	(3,359)
Credit Suisse	Macy’s Retail Holdings Inc 6.625% due 04/01/11 Ж	Buy	(0.410%)	12/20/08	1,300,000	3,413
Credit Suisse	Lockheed Martin Corp 8.200% due 12/01/09 Ж	Buy	(0.440%)	12/20/08	1,300,000	(1,015)
ABN AMRO	Carnival Corp 6.150% due 04/15/08 Ж	Buy	(0.480%)	12/20/08	1,100,000	700
Credit Suisse	The Walt Disney Co 6.375% due 03/01/12 Ж	Buy	(0.530%)	12/20/08	1,300,000	(941)
Royal Bank of Scotland	Deutsche Bank AG 5.500% due 05/18/11 Ж	Sell	0.550%	12/20/08	11,800,000	(26,460)
Barclays	The Walt Disney Co 6.375% due 03/01/12 Ж	Buy	(0.670%)	12/20/08	3,900,000	(4,085)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 Ж	Sell	0.710%	12/20/08	2,800,000	(28,160)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13 Ж	Sell	0.720%	12/20/08	1,400,000	(14,048)
Credit Suisse	Goodrich Corp 7.625% due 12/15/12 Ж	Buy	(0.900%)	12/20/08	1,300,000	(1,877)
Bear Stearns	Capital One Financial Corp 4.875% due 05/15/08 Ж	Buy	(1.090%)	12/20/08	2,200,000	16,831
JPMorgan Chase	Capital One Financial Corp 8.750% due 02/01/07 Ж	Buy	(1.350%)	12/20/08	900,000	6,349
Morgan Stanley	SLM Corp 5.125% due 08/27/12 Ж	Sell	5.000%	06/20/09	1,700,000	(160,832)
Citigroup	SLM Corp 5.125% due 08/27/12 Ж	Sell	5.600%	09/20/09	21,000,000	(2,454,488)
Morgan Stanley	Dow Jones CDX NA EM3 Index Ж	Sell	2.100%	06/20/10	18,900,000	560,728
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13 Ж	Sell	4.300%	06/20/10	1,400,000	(393,334)
Barclays	DaimlerChrysler NA Holdings 5.750% due 09/08/11 Ж	Buy	(0.580%)	09/20/11	8,000,000	93,161
Bank of America	Time Warner Inc 5.500% due 11/15/11 Ж	Buy	(0.310%)	12/20/11	4,000,000	123,173
Bank of America	BHP Billiton Finance Ltd 5.125% due 03/29/12 Ж	Buy	(0.135%)	03/20/12	3,000,000	107,265
Barclays	XL Capital PLC 6.500% due 01/15/12 Ж	Buy	(0.205%)	03/20/12	5,300,000	581,380
Credit Suisse	Nabors Industries Inc 5.375% due 08/15/12 Ж	Buy	(0.470%)	06/20/12	1,500,000	29,080
Deutsche Bank	Nabors Industries Inc 0.000% due 02/05/21 Ж	Buy	(0.470%)	06/20/12	10,000,000	193,865
Barclays	Dow Jones CDX NA HY-8 Index Ж	Sell	0.483%	06/20/12	794,923	(27,135)
Barclays	Weyerhaeuser Co 6.750% due 03/15/12 Ж	Buy	(0.490%)	06/20/12	2,000,000	80,228
Credit Suisse	Noble Corp 5.875% due 06/01/13 Ж	Buy	(0.520%)	06/20/12	5,700,000	56,578
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(0.520%)	06/20/12	6,000,000	206,464
Credit Suisse	GlobalSantaFe Corp 5.000% due 02/15/13 Ж	Buy	(0.530%)	06/20/12	10,000,000	(48,087)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13 Ж	Sell	2.300%	06/20/12	10,000,000	(3,960,116)
Royal Bank of Scotland	Merrill Lynch & Co Inc 5.000% due 01/15/15 Ж	Sell	0.920%	09/20/12	5,200,000	(587,710)
Citigroup	Nortel Networks Ltd 4.250% due 09/01/08 Ж	Sell	2.850%	09/20/12	5,000,000	(1,981,845)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13 Ж	Sell	3.200%	09/20/12	5,000,000	(1,940,966)
Bear Stearns	Wal-Mart Stores Inc 5.000% due 04/05/12 Ж	Buy	(0.250%)	12/20/12	10,000,000	59,606
Bank of America	Sherwin Williams 7.375% due 02/01/27 Ж	Buy	(0.300%)	12/20/12	10,000,000	163,647
Bank of America	The Clorox Co 6.125% due 02/01/11 Ж	Buy	(0.330%)	12/20/12	500,000	7,096
Credit Suisse	Freddie Mac 5.875% due 03/21/11 Ж	Sell	0.850%	12/20/12	5,000,000	(125,000)
Merrill Lynch	Dow Jones CDX NA HY-8 Index Ж	Sell	2.080%	12/20/12	7,949,232	4,960
Merrill Lynch	Dow Jones CDX NA HY-9 Index Ж	Sell	6.370%	12/20/12	6,000,000	53,251
BNP Paribas	JPMorgan Chase & Co 4.750% due 03/01/15 Ж	Buy	(1.080%)	03/20/13	5,000,000	57,634
BNP Paribas	Citigroup Inc 6.500% due 01/18/11 Ж	Buy	(1.810%)	03/20/13	5,000,000	186,961
Goldman Sachs	Citigroup Inc 6.500% due 01/18/11 Ж	Buy	(1.820%)	03/20/13	10,000,000	370,186
Royal Bank of Scotland	Citigroup Inc 6.500% due 01/18/11 Ж	Buy	(1.820%)	03/20/13	10,000,000	370,186
Goldman Sachs	Dow Jones CDX IG10 5Y Ж	Sell	0.463%	06/20/13	6,300,000	8,557
Deutsche Bank	Dow Jones CDX IG10 5Y Ж	Sell	0.530%	06/20/13	5,100,000	21,993
Barclays	Dow Jones CDX IG10 5Y Ж	Buy	(1.550%)	06/20/13	45,400,000	684,549
Credit Suisse	Dow Jones CDX IG10 5Y Ж	Buy	(1.550%)	06/20/13	19,200,000	166,388
Deutsche Bank	Dow Jones CDX IG10 5Y Ж	Buy	(1.550%)	06/20/13	101,900,000	585,451
Goldman Sachs	Dow Jones CDX IG10 5Y Ж	Buy	(1.550%)	06/20/13	39,200,000	875,058
Goldman Sachs	Dow Jones CDX IG10 5Y Ж	Sell	1.550%	06/20/13	9,200,000	28,767
Morgan Stanley	Dow Jones CDX IG10 5Y Ж	Buy	(1.550%)	06/20/13	276,500,000	3,382,395
Deutsche Bank	Dow Jones CDX HY10 Ж	Buy	(5.000%)	06/20/13	30,000,000	779,506
Merrill Lynch	Dow Jones CDX HY10 Ж	Buy	(5.000%)	06/20/13	39,100,000	1,096,644
Morgan Stanley	Dow Jones CDX HY10 Ж	Buy	(5.000%)	06/20/13	25,900,000	672,973
Royal Bank of Scotland	Dow Jones CDX HY10 Ж	Buy	(5.000%)	06/20/13	24,300,000	570,650
Morgan Stanley	Sealed Air Corp 5.625% due 07/15/13 Ж	Buy	(0.580%)	09/20/13	2,100,000	110,071
Barclays	Bellsouth Corp 5.200% due 09/15/14 Ж	Buy	(0.385%)	09/20/14	9,100,000	15,382
Barclays	Marsh & McLennan Cos Inc 5.375% due 07/15/14 Ж	Buy	(1.160%)	09/20/14	4,000,000	(101,139)
Citigroup	CNA Financial Corp 5.850% due 12/15/14 Ж	Buy	(0.470%)	12/20/14	4,100,000	222,010
Barclays	Everest Reinsurance Holdings Inc 5.400% due 10/15/14 Ж	Buy	(0.535%)	12/20/14	2,000,000	56,950
Bank of America	CNA Financial Corp 5.850% due 12/15/14 Ж	Buy	(0.630%)	12/20/14	5,000,000	228,602
Barclays	The Black & Decker Corp 4.750% due 11/01/14 Ж	Buy	(1.180%)	12/20/14	6,000,000	13,433
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Petro Canada 5.000% due 11/15/14 Ж	Buy	(1.600%)	12/20/14	$3,000,000	$18,347
Barclays	CitiFinancial Inc 6.625% due 06/01/15 Ж	Buy	(0.145%)	06/20/15	4,500,000	603,679
Bear Stearns	Alcan Inc 5.000% due 06/01/15 Ж	Buy	(0.420%)	06/20/15	2,500,000	5,627
Bank of America	Marsh & McLennan Cos Inc 5.750% due 09/15/15 Ж	Buy	(1.180%)	09/20/15	5,000,000	(143,222)
Morgan Stanley	Dow Jones CDX NA IG5 Index Ж	Sell	0.458%	12/20/15	5,600,000	(1,093,771)
Morgan Stanley	Dow Jones CDX NA IG5 Index Ж	Sell	0.460%	12/20/15	13,800,000	(2,693,012)
Credit Suisse	Verizon Communications Inc 5.550% due 02/15/16 Ж	Buy	(0.556%)	03/20/16	8,000,000	138,728
Royal Bank of Scotland	Johnson Controls Inc 5.500% due 01/15/16 Ж	Buy	(0.760%)	03/20/16	5,000,000	229,394
Deutsche Bank	The Home Depot Inc 5.400% due 03/01/16 Ж	Buy	(1.565%)	03/20/16	5,000,000	15,971
Deutsche Bank	Viacom Inc 6.250% due 04/30/16 Ж	Buy	(0.750%)	06/20/16	7,500,000	431,722
Citigroup	Westfield Group 5.700% due 10/01/16 Ж	Buy	(0.590%)	12/20/16	7,500,000	1,072,716
Credit Suisse	Masco Corp 6.125% due 10/03/16 Ж	Buy	(0.915%)	12/20/16	10,000,000	960,647
Deutsche Bank	Sprint Nextel Corp 6.000% due 12/01/16 Ж	Buy	(0.940%)	12/20/16	5,000,000	793,490
Bear Stearns	Sprint Nextel Corp 6.000% due 12/01/16 Ж	Buy	(0.980%)	12/20/16	5,000,000	782,306
Royal Bank of Scotland	Macys Retail Holdings Inc 5.900% due 12/01/16 Ж	Buy	(2.111%)	12/20/16	5,000,000	78,774
UBS	Nordstrom Inc 6.950% due 03/15/28 Ж	Buy	(0.370%)	06/20/17	8,400,000	663,474
UBS	AutoZone Inc 5.875% due 10/15/12 Ж	Buy	(0.660%)	06/20/17	3,900,000	106,441
Barclays	Kimco Realty Corp 5.700% due 5/01/17 Ж	Buy	(0.730%)	06/20/17	5,600,000	734,668
Barclays	Prudential Financial Inc 6.100% due 06/15/17 Ж	Buy	(0.870%)	06/20/17	5,000,000	881,956
Goldman Sachs	Liz Claiborne Inc 5.000% due 07/08/13 Ж	Buy	(0.950%)	06/20/17	5,000,000	777,179
Barclays	CSX Corp 5.600% due 05/01/17 Ж	Buy	(0.960%)	06/20/17	5,000,000	198,247
Bear Stearns	Weyerhaeuser Co 6.750% due 03/15/12 Ж	Buy	(0.990%)	06/20/17	6,600,000	385,447
Citigroup	Weyerhaeuser Co 6.750% due 03/15/12 Ж	Buy	(1.000%)	06/20/17	8,400,000	485,020
Barclays	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(1.090%)	06/20/17	5,000,000	211,451
Goldman Sachs	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(1.090%)	06/20/17	20,000,000	845,805
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12 Ж	Buy	(1.090%)	06/20/17	10,000,000	422,903
Bank of America	Reynolds American Inc 7.625% due 06/01/16 Ж	Sell	1.280%	06/20/17	3,600,000	(127,047)
Citigroup	Reynolds American Inc 7.625% due 06/01/16 Ж	Sell	1.280%	06/20/17	3,500,000	(123,518)
UBS	Rohm & Haas Co 6.000% due 09/15/17 Ж	Buy	(0.580%)	09/20/17	10,000,000	(152,717)
Deutsche Bank	Kraft Foods Inc 6.500% due 08/11/17 Ж	Buy	(0.590%)	09/20/17	5,000,000	148,348
Morgan Stanley	The Kroger Co 6.400% due 08/15/17 Ж	Buy	(0.830%)	09/20/17	5,000,000	(56,515)
Barclays	Nucor Corp 5.750% due 12/01/17 Ж	Buy	(0.450%)	12/20/17	5,000,000	251,358
Goldman Sachs	Dow Jones CDX IG9 10Y Ж	Sell	0.548%	12/20/17	3,900,000	2,257
Goldman Sachs	Dow Jones CDX IG9 10Y Ж	Sell	0.555%	12/20/17	15,400,000	17,828
Royal Bank of Scotland	Marks & Spencer PLC 6.250% due 12/01/17 Ж	Buy	(0.950%)	12/20/17	10,000,000	1,276,938
Bank of America	The Clorox Co 5.950% due 10/15/17 Ж	Buy	(1.020%)	12/20/17	5,000,000	(54,561)
Royal Bank of Scotland	Lehman Brothers Holdings Inc 3.487% due 01/26/17 Ж	Buy	(1.200%)	12/20/17	4,250,000	3,591,250
Goldman Sachs	Erac USA Finance Co 6.375% due 10/15/17 Ж	Buy	(2.700%)	12/20/17	5,000,000	415,482
Royal Bank of Scotland	Yum! Brands Inc 6.250% due 03/15/18 Ж	Buy	(0.834%)	03/20/18	7,500,000	241,720
Goldman Sachs	Nabors Industries Inc 6.150% due 02/15/18 Ж	Buy	(1.020%)	03/20/18	6,000,000	109,881
Goldman Sachs	Target Corp 6.000% due 01/15/18 Ж	Buy	(1.180%)	03/20/18	5,000,000	(161,336)
UBS	Bear Stearns Asset-Backed Securities Inc Ж
	5.207% due 12/25/35 Ж	Buy	(2.250%)	12/25/35	2,000,000	1,860,000
Bear Stearns	Bear Stearns Asset-Backed Securities Inc
	5.207% due 12/25/35 Ж	Sell	2.550%	12/25/35	2,000,000	(1,856,400)
Deutsche Bank	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.150%	08/25/37	7,000,000	(2,549,167)
UBS	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.150%	08/25/37	10,000,000	(3,666,667)
Bear Stearns	BFC Genesee Ltd CDO 4.440% due 01/10/41 Ж	Buy	(1.280%)	01/10/41	4,920,720	4,804,591
Bear Stearns	ABX HE A 06-1 Ж	Buy	(0.540%)	07/25/45	32,200,000	24,845,646
Deutsche Bank	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.540%	07/25/45	10,700,000	(7,525,667)
Merrill Lynch	ABX HE A 06-1 Ж	Sell	0.540%	07/25/45	9,350,000	(6,552,792)
UBS	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.540%	07/25/45	12,150,000	(8,545,500)
Goldman Sachs	Home Equity Asset-Backed Securities Market Index Ж	Sell	0.110%	05/25/46	15,000,000	193,750
Goldman Sachs	CMBX NA AAA-3 Ж	Sell	0.080%	12/13/49	3,400,000	166,134
Morgan Stanley	CMBX NA AAA-3 Ж	Sell	0.080%	12/13/49	4,000,000	182,878

						$14,673,652

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.

Interest Rate Swaps						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	5.000%	01/16/09	$39,600,000	$1,642,251
Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	4.500%	01/23/09	26,000,000	2,383,398
Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	5.000%	02/20/09	6,900,000	(174,286)
Deutsche Bank	6-Month GBP-LIBOR Ж	Pay	6.000%	03/20/09	GBP 5,600,000	15,804
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Merrill Lynch	30-Day USD-CMM Rate Ж	Receive	5.500%	05/21/09	$5,000,000	($45,468)
Citigroup	3-Month Australian Bank Bill Ж	Pay	7.000%	09/15/09	AUD 83,700,000	512,569
Merrill Lynch	BRL-CDI-Compounded Ж	Pay	12.670%	01/04/10	BRL 52,200,000	(353,654)
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	12.670%	01/04/10	438,900,000	(3,307,866)
Deutsche Bank	6-Month Australian Bank Bill Ж	Pay	7.000%	06/15/10	AUD 222,600,000	1,069,761
Morgan Stanley	6-Month Australian Bank Bill Ж	Pay	7.000%	06/15/10	113,000,000	701,053
Morgan Stanley	3-Month USD-LIBOR Ж	Pay	4.000%	06/17/10	$51,200,000	455,150
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Pay	4.000%	06/17/10	69,500,000	594,201
Royal Bank of Scotland	6-Month GBP-LIBOR Ж	Pay	5.000%	09/15/10	GBP 10,200,000	278,356
UBS	3-Month Australian Bank Bill Ж	Pay	6.000%	09/15/10	AUD 43,200,000	(11,394)
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	2.090%	10/15/10	EUR 13,000,000	(76,907)
UBS	France CPI Excluding Tobacco Ж	Pay	2.146%	10/15/10	17,600,000	(88,408)
Barclays	3-Month USD-LIBOR Ж	Pay	4.000%	12/16/10	$11,100,000	8,716
Bank of America	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/10	284,200,000	330,435
Barclays	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/10	777,900,000	1,095,916
Deutsche Bank	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/10	218,800,000	(140,124)
Merrill Lynch	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/10	48,700,000	278,536
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/10	525,400,000	1,570,509
UBS	6-Month Australian Bank Bill Ж	Pay	7.500%	03/15/11	AUD 157,600,000	2,515,935
Royal Bank of Scotland	6-Month Australian Bank Bill Ж	Pay	6.250%	09/15/11	24,000,000	10,811
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	10.115%	01/02/12	BRL 140,100,000	(4,114,055)
UBS	BRL-CDI-Compounded Ж	Pay	10.575%	01/02/12	57,600,000	(1,445,804)
Barclays	BRL-CDI-Compounded Ж	Pay	10.680%	01/02/12	55,800,000	(1,611,102)
UBS	BRL-CDI-Compounded Ж	Receive	11.100%	01/02/12	104,400,000	3,653,590
Barclays	BRL-CDI-Compounded Ж	Receive	11.120%	01/02/12	30,000,000	1,040,923
Goldman Sachs	BRL-CDI-Compounded Ж	Receive	11.150%	01/02/12	95,000,000	3,253,753
Merrill Lynch	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12	70,600,000	(740,199)
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12	9,400,000	(83,218)
UBS	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12	11,400,000	(121,358)
HSBC	BRL-CDI-Compounded Ж	Pay	14.765%	01/02/12	3,000,000	(4,032)
Merrill Lynch	BRL-CDI-Compounded Ж	Pay	14.765%	01/02/12	9,300,000	10,441
Barclays	France CPI Excluding Tobacco Ж	Pay	1.948%	03/15/12	EUR 15,600,000	(619,146)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.955%	03/28/12	3,200,000	(132,042)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.950%	03/30/12	3,800,000	(159,015)
Goldman Sachs	France CPI Excluding Tobacco Ж	Pay	1.960%	03/30/12	3,400,000	(145,685)
Barclays	France CPI Excluding Tobacco Ж	Pay	1.960%	04/05/12	2,500,000	(101,989)
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	1.940%	04/10/12	4,900,000	(201,837)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.940%	04/10/12	5,000,000	(219,387)
Barclays	France CPI Excluding Tobacco Ж	Pay	1.980%	04/30/12	3,700,000	(153,491)
Royal Bank of Scotland	6-Month GBP-LIBOR Ж	Pay	5.100%	09/15/13	GBP 12,800,000	(34,005)
Goldman Sachs	6-Month GBP-LIBOR Ж	Pay	5.000%	09/17/13	96,300,000	(2,130,475)
Citigroup	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/13	$158,600,000	203,302
Morgan Stanley	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/13	428,500,000	5,219,740
BNP Paribas	6-Month EUR-LIBOR Ж	Pay	4.500%	03/18/14	EUR 9,200,000	73,619
Deutsche Bank	6-Month GBP-LIBOR Ж	Pay	5.000%	03/18/14	GBP 48,400,000	(131,070)
Goldman Sachs	6-Month GBP-LIBOR Ж	Pay	5.250%	03/18/14	2,700,000	38,548
Royal Bank of Scotland	6-Month GBP-LIBOR Ж	Pay	5.250%	03/18/14	6,300,000	93,649
Merrill Lynch	6-Month GBP-LIBOR Ж	Pay	5.000%	06/15/16	7,800,000	(315,742)
Deutsche Bank	6-Month GBP-LIBOR Ж	Receive	5.000%	09/20/17	33,800,000	(1,976,935)
Goldman Sachs	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	$2,500,000	20,377
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	600,000	5,410
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	68,862,000	(1,725,262)
Deutsche Bank	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/23	12,900,000	(653,583)
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/23	276,000,000	(8,729,081)
Bank of America	3-Month USD-LIBOR Ж.	Receive	5.000%	12/17/28	21,800,000	(1,094,396)
Goldman Sachs	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/28	24,800,000	533,159
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/28	16,600,000	(699,551)
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/28	80,500,000	(4,473,831)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/28	71,300,000	(3,499,364)
Deutsche Bank	6-Month GBP-LIBOR Ж	Receive	4.500%	12/15/35	GBP 35,900,000	(2,916,455)
Bank of America	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	$201,400,000	(8,095,338)
Barclays	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	3,700,000	169,298
Citigroup	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	7,700,000	(473,965)
Deutsche Bank	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	6,300,000	224,318
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	5,300,000	255,757
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	165,900,000	(6,388,023)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	124,000,000	(4,713,260)

						($33,841,518)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

Interest Rate Cap/Floor Swaps							Unrealized
		Pay/Receive		Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Cap/Floor	Rate	Date	Amount	(Depreciation)

JPMorgan Chase	Difference in Constant Maturity Swap 10-Year vs. 2-Year Ж	Pay	Floor	(0.750%)	12/24/08	EUR 9,200,000	$107,433

Total Swap Agreements							($19,060,433)

(l) Securities with an aggregate market value of $199,682 were pledged as collateral for securities purchased on a delayed-delivery basis as of September 30, 2008.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.12%

Financials - 0.12%

Bank of America Corp 7.250%	5,000	$4,190,000
Wachovia Corp 7.500%	3,200	1,232,000

		5,422,000

Total Convertible Preferred Stocks (Cost $8,200,000)		5,422,000

	Principal
	Amount
CORPORATE BONDS & NOTES - 20.42%

Consumer Discretionary - 1.03%

AutoZone Inc 5.875% due 10/15/12	$2,000,000	1,966,254
6.500% due 01/15/14	5,000,000	4,950,860
6.950% due 06/15/16	5,000,000	5,057,800
7.125% due 08/01/18	5,000,000	5,059,175
Limited Brands Inc 6.900% due 07/15/17	1,000,000	844,341
Macy’s Retail Holdings Inc 5.875% due 01/15/13	2,000,000	1,814,124
5.900% due 12/01/16	2,000,000	1,651,214
7.450% due 07/15/17	1,000,000	906,780
Mandalay Resort Group
6.500% due 07/31/09	4,000,000	3,820,000
Nordstrom Inc 6.250% due 01/15/18	7,400,000	6,902,883
Omnicom Group Inc 5.900% due 04/15/16	1,250,000	1,233,134
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13	3,000,000	2,830,230
6.750% due 05/15/18	3,900,000	3,492,501
The Black & Decker Corp 4.750% due 11/01/14	3,000,000	2,748,396
The Home Depot Inc 5.400% due 03/01/16	1,250,000	1,064,451
Viacom Inc 6.125% due 10/05/17	2,000,000	1,817,384

		46,159,527

Consumer Staples - 1.23%

Cadbury Schweppes US Finance LLC 5.125% due 10/01/13 ~	6,200,000	5,954,598
CVS Caremark Corp 3.111% due 06/01/10 §	10,100,000	9,676,456
HJ Heinz Co 5.350% due 07/15/13	5,000,000	4,909,770
Kraft Foods Inc 6.125% due 02/01/18	3,000,000	2,815,197
6.125% due 08/23/18	2,000,000	1,870,868
Phillip Morris International Inc 5.650% due 05/16/18	13,600,000	12,593,627
Reynolds American Inc 3.519% due 06/15/11 §	8,200,000	7,811,418
UST Inc 6.625% due 07/15/12	8,900,000	9,306,712

		54,938,646

Energy - 1.10%

El Paso Performance-Linked Trust 7.750% due 07/15/11 ~	1,000,000	1,017,632
Gaz Capital SA (Russia) 7.343% due 04/11/13 ~	1,200,000	1,092,000
8.146% due 04/11/18 ~	2,700,000	2,376,000
NGPL PipeCo LLC 6.514% due 12/15/12 ~	14,900,000	14,937,697
Rockies Express Pipeline LLC 5.100% due 08/20/09 ~ §	22,200,000	22,185,304
Spectra Energy Capital LLC 5.668% due 08/15/14	5,200,000	4,976,046
Suncor Energy Inc (Canada) 6.100% due 06/01/18	2,800,000	2,560,569

		49,145,248

Financials - 14.39%

Ace INA Holdings Inc 5.800% due 03/15/18	5,300,000	4,837,294
Allstate Life Global Funding II 3.461% due 05/21/10 §	32,800,000	32,640,395
Allstate Life Global Funding Trusts 5.375% due 04/30/13	14,700,000	14,204,698
American Express Bank FSB 2.507% due 06/12/09 §	15,500,000	15,290,704
5.500% due 04/16/13	5,100,000	4,672,207
6.000% due 09/13/17	10,000,000	8,365,280
American Express Centurion Bank 6.000% due 09/13/17	10,000,000	8,381,750
American Express Co 7.000% due 03/19/18	8,550,000	7,558,516
8.150% due 03/19/38	2,460,000	2,205,946
American International Group Inc 8.175% due 05/15/68 ~ §	7,900,000	1,266,165
8.250% due 08/15/18 ~	4,900,000	2,850,648
Asian Development Bank (Philippines) 5.820% due 06/16/28	2,050,000	2,316,336
Bank of America Corp 2.918% due 11/06/09 §	2,500,000	2,444,932
8.000% due 01/30/58 §	6,000,000	4,758,372
Bank of America NA 2.819% due 06/12/09 §	16,500,000	16,421,806
2.876% due 12/18/08 §	200,000	199,587
3.404% due 05/12/10 §	6,500,000	6,417,924
Barclays Bank PLC (United Kingdom) 5.450% due 09/12/12	27,300,000	27,245,728
Caelus Re Ltd 9.061% due 06/07/11 ~ § Ж	1,200,000	1,169,986
Charter One Bank NA 2.845% due 04/24/09 §	22,000,000	21,955,076
CIT Group Inc 2.946% due 01/30/09 §	3,800,000	3,423,808
Citigroup Funding Inc 3.190% due 04/23/09 §	18,100,000	17,802,164
Citigroup Inc 3.799% due 12/28/09 §	13,300,000	12,874,081
3.809% due 12/26/08 §	2,000,000	1,986,136
8.400% due 04/30/99 §	16,300,000	11,115,133
Commonwealth Bank of Australia (Australia) 2.527% due 06/08/09 ~ §	1,200,000	1,199,915
Credit Suisse USA Inc 2.890% due 11/20/09 §	3,000,000	2,977,887
DnB NOR Bank ASA (Norway) 2.858% due 10/13/09 ~ §	3,300,000	3,295,522
Ford Motor Credit Co LLC 7.250% due 10/25/11	7,300,000	4,644,829
7.800% due 06/01/12	500,000	310,680
7.875% due 06/15/10	3,500,000	2,672,600
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Foundation Re I Ltd (Cayman) 4.757% due 01/06/09 ~ § Ж	$2,500,000	$2,479,775
Foundation Re II Ltd (Cayman) 9.557% due 11/26/10 ~ § Ж	2,600,000	2,583,776
General Electric Capital Corp 2.795% due 10/24/08 §	2,400,000	2,398,063
General Motors Acceptance Corp LLC 6.875% due 08/28/12	10,600,000	4,216,108
Genworth Financial Inc 6.515% due 05/22/18	7,700,000	6,333,974
Green Valley Ltd (Cayman) 8.562% due 01/10/11 ~ Ж	EUR 2,100,000	2,949,277
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	$5,800,000	4,871,287
HCP Inc 6.700% due 01/30/18	3,000,000	2,520,360
HSBC Finance Corp 2.846% due 10/21/09 §	5,700,000	5,409,061
2.899% due 03/12/10 §	4,200,000	3,943,254
JPMorgan Chase & Co 3.479% due 06/26/09 §	2,000,000	1,995,168
Lehman Brothers Holdings Inc 2.520% due 11/24/08 ¤	900,000	117,000
2.851% due 12/23/08 ¤	3,600,000	468,000
6.200% due 09/26/14 ¤	1,900,000	247,000
6.875% due 05/02/18 ¤	7,000,000	910,000
7.000% due 09/27/27 ¤	1,700,000	221,000
Liberty Mutual Group Inc 5.750% due 03/15/14 ~	3,600,000	3,219,466
Marsh & McLennan Cos Inc 5.750% due 09/15/15	6,000,000	5,632,212
Merna Reinsurance Ltd (Bermuda) 4.412% due 06/30/10 ~ § Ж	17,900,000	16,985,310
Merrill Lynch & Co Inc 2.839% due 10/23/08 §	7,100,000	7,095,697
5.450% due 02/05/13	9,000,000	8,114,985
6.400% due 08/28/17	10,100,000	8,749,852
6.875% due 04/25/18	31,300,000	27,739,093
Metropolitan Life Global Funding I 2.847% due 05/17/10 ~ §	12,600,000	12,440,547
3.163% due 04/13/09 ~ §	21,400,000	21,384,014
Morgan Stanley 2.852% due 05/07/09 §	10,600,000	9,191,779
3.031% due 01/22/09 §	800,000	778,530
6.000% due 04/28/15	6,000,000	4,086,390
6.625% due 04/01/18	10,800,000	7,158,402
National Australia Bank Ltd (Australia) 2.791% due 10/01/08 ~ §	2,000,000	2,000,000
3.253% due 02/08/10 ~ §	40,700,000	40,667,766
ProLogis 6.625% due 05/15/18	5,400,000	4,645,712
Prudential Financial Inc 6.100% due 06/15/17	1,000,000	930,861
Pylon LTD (Cayman) 6.469% due 12/29/08 ~ Ж	EUR 300,000	419,932
Rabobank Nederland (Netherlands) 2.811% due 01/15/09 ~ §	$2,200,000	2,198,548
Santander Perpetual SA Unipersonal (Spain) 6.671% due 04/24/56 ~ §	11,200,000	10,457,272
Simon Property Group LP 5.750% due 12/01/15	2,700,000	2,555,372
The Bear Stearns Cos Inc 2.999% due 11/28/11 §	3,000,000	2,879,724
6.400% due 10/02/17	6,600,000	6,173,977
7.250% due 02/01/18	11,300,000	10,892,884
The Goldman Sachs Group Inc 4.069% due 06/28/10 §	23,600,000	21,061,867
5.950% due 01/18/18	3,000,000	2,479,065
6.150% due 04/01/18	6,900,000	5,747,189
6.750% due 10/01/37	21,700,000	14,521,618
The Royal Bank of Scotland Group PLC (United Kingdom) 7.092% due 10/29/49 §	EUR 1,900,000	1,729,959
9.118% due 03/31/10	2,500,000	2,425,000
The Travelers Cos Inc 5.800% due 05/15/18	$5,300,000	4,866,290
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	6,861,802
UBS AG (Switzerland) 5.750% due 04/25/18	19,300,000	16,815,743
Vita Capital II Ltd (Cayman) 3.691% due 01/01/10 ~ § Ж	1,000,000	978,600
Vita Capital III Ltd (Cayman) 3.911% due 01/01/12 ~ § Ж	2,400,000	2,291,591
Wachovia Bank NA 2.758% due 10/03/08 §	14,500,000	14,500,000
2.881% due 12/02/10 §	6,300,000	4,744,832
3.704% due 05/14/10 §	30,000,000	24,567,900
Wachovia Corp 5.500% due 05/01/13	8,000,000	6,624,968
5.750% due 06/15/17	3,000,000	2,254,971
Wells Fargo Capital XIII 7.700% due 12/01/99 §	4,700,000	4,102,160
World Savings Bank FSB 2.843% due 05/08/09 §	1,000,000	994,819
2.936% due 03/02/09 §	700,000	685,131

		643,821,038

Health Care - 0.33%

Amgen Inc 6.150% due 06/01/18	3,500,000	3,423,721
Baxter International Inc 5.375% due 06/01/18	4,700,000	4,501,444
Cardinal Health Inc 6.000% due 06/15/17	1,000,000	938,316
GlaxoSmithKline Capital Inc 3.429% due 05/13/10 §	5,000,000	4,981,265
UnitedHealth Group Inc 4.875% due 02/15/13	900,000	861,044

		14,705,790

Industrials - 0.34%

International Lease Finance Corp 6.625% due 11/15/13	3,200,000	1,963,549
Masco Corp 6.125% due 10/03/16	5,300,000	4,612,044
Southwest Airlines Co 5.125% due 03/01/17	3,000,000	2,591,469
Tyco International Finance SA (Luxembourg) 7.000% due 12/15/19 ~	4,000,000	3,864,268
Tyco International Group SA (Luxembourg) 6.000% due 11/15/13	2,000,000	1,961,900

		14,993,230

Information Technology - 0.58%

EchoStar DBS Corp 7.000% due 10/01/13	9,000,000	7,807,500
Motorola Inc 6.000% due 11/15/17	2,000,000	1,692,574
Oracle Corp 5.750% due 04/15/18	10,100,000	9,394,646
The Western Union Co 5.930% due 10/01/16	8,000,000	7,203,720

		26,098,440

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Materials - 0.50%

Alcoa Inc 6.000% due 07/15/13	$3,000,000	$2,946,645
6.750% due 07/15/18	7,000,000	6,730,724
C10 Capital SPV Ltd (United Kingdom) 6.722% due 12/18/99 ~ §	1,600,000	1,485,638
Falconbridge Ltd (Canada) 7.350% due 06/05/12	3,700,000	3,810,408
Nucor Corp 5.750% due 12/01/17	2,000,000	1,922,102
Pactiv Corp 6.400% due 01/15/18	1,500,000	1,480,118
Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,192,692

		22,568,327

Telecommunication Services - 0.43%

Deutsche Telekom International Finance BV (Netherlands) 6.750% due 08/20/18	4,500,000	4,178,115
Embarq Corp 6.738% due 06/01/13	5,000,000	4,411,350
Qwest Capital Funding Inc 7.000% due 08/03/09	5,000,000	4,937,500
Qwest Corp 5.625% due 11/15/08	3,000,000	2,985,000
Telecom Italia Capital SA (Luxembourg) 6.999% due 06/04/18	3,300,000	2,967,261

		19,479,226

Utilities - 0.49%

American Electric Power Co Inc 5.250% due 06/01/15	2,700,000	2,478,522
Exelon Corp 4.900% due 06/15/15	6,000,000	5,290,560
FirstEnergy Corp 6.450% due 11/15/11	3,000,000	3,016,410
Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	509,130
NiSource Finance Corp 3.381% due 11/23/09 §	2,200,000	2,144,417
Ohio Power Co 2.971% due 04/05/10 §	2,000,000	1,962,654
Public Service Electric & Gas Co 5.300% due 05/01/18	4,800,000	4,491,221
Sempra Energy 6.150% due 06/15/18	2,000,000	1,848,368

		21,741,282

Total Corporate Bonds & Notes (Cost $1,017,327,693)		913,650,754

SENIOR LOAN NOTES - 0.47%

Consumer Discretionary - 0.06%

Ford Motor Co Term B 5.490% due 12/16/13 §	3,969,697	2,625,788

Financials - 0.35%

Chrysler Financial Co LLC 6.820% due 08/03/12 §	23,350,733	15,860,986

Materials - 0.06%

Georgia-Pacific Corp Term B 4.567% due 12/20/12 §	2,428,571	2,152,069
5.454% due 12/20/12 §	173,640	153,871
5.512% due 12/20/12 §	203,214	180,078

		2,486,018

Total Senior Loan Notes (Cost $28,807,662)		20,972,792

MORTGAGE-BACKED SECURITIES - 62.11%

Collateralized Mortgage Obligations - 16.90%

Adjustable Rate Mortgage Trust 5.139% due 09/25/35 “ §	3,631,974	2,887,274
American Home Mortgage Assets 3.555% due 02/25/47 “ §	8,031,196	4,039,509
American Home Mortgage Investment Trust 5.660% due 09/25/45 “ §	4,493,522	3,062,651
Banc of America Commercial Mortgage Inc 5.414% due 09/10/47 “	2,500,000	2,202,703
5.838% due 06/10/49 “ §	2,900,000	2,471,889
5.889% due 07/10/44 “ §	11,015,000	9,997,641
5.936% due 02/10/51 “ §	2,900,000	2,485,845
Banc of America Funding Corp
4.625% due 02/20/36 “ §	7,353,050	6,537,239
6.129% due 01/20/47 “ §	4,870,990	3,303,713
Banc of America Large Loan Inc 2.998% due 08/15/29 ~ “ §	23,791,924	21,474,276
Banc of America Mortgage Securities Inc 6.500% due 09/25/33 “	1,032,208	977,621
BCAP LLC Trust 3.377% due 01/25/37 “ §	5,128,181	3,165,441
Bear Stearns Adjustable Rate Mortgage Trust 4.125% due 03/25/35 “ §	14,230,162	13,354,544
4.150% due 08/25/35 “ §	3,134,650	2,955,937
4.476% due 02/25/34 “ §	5,553,046	4,512,566
4.550% due 08/25/35 “ §	4,273,551	4,086,981
4.625% due 10/25/35 “ §	1,517,017	1,368,665
4.857% due 01/25/35 “ §	30,236,712	27,645,320
4.959% due 01/25/35 “ §	3,190,216	2,896,463
Bear Stearns Alt-A Trust 5.504% due 09/25/35 “ §	23,360,332	18,845,044
5.859% due 01/25/36 “ §	6,883,826	5,124,533
Bear Stearns Commercial Mortgage Securities 6.440% due 06/16/30 “	74,380	74,196
Bear Stearns Structured Products Inc 4.639% due 01/26/36 “ §	18,044,648	14,370,709
5.772% due 12/26/46 “ §	10,352,775	8,241,961
CC Mortgage Funding Corp 3.337% due 05/25/48 ~ “ §	372,402	225,111
Citigroup Mortgage Loan Trust Inc 3.277% due 01/25/37 ~ “ § Ж	2,609,420	2,382,162
4.098% due 08/25/35 “ §	552,028	497,523
4.248% due 08/25/35 “ §	2,751,909	2,625,280
4.683% due 08/25/35 “ §	3,668,842	2,772,097
4.700% due 12/25/35 “ §	9,552,706	8,884,788
4.748% due 08/25/35 “ §	2,992,238	2,847,007
4.900% due 12/25/35 “ §	375,124	357,655
Countrywide Alternative Loan Trust 3.268% due 09/20/46 “ §	623,071	612,192
3.368% due 02/20/47 “ §	3,446,237	2,107,156
3.417% due 07/25/46 “ §	3,093,062	1,962,754
3.487% due 12/25/35 “ §	219,592	139,492
3.537% due 11/20/35 “ §	8,149,575	5,217,897
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
3.855% due 12/25/35 - 02/25/36 “ § ±	$2,500,582	$1,527,549
6.000% due 01/25/37 “	2,804,035	1,981,886
Countrywide Home Loan Mortgage Pass-Through Trust 3.527% due 03/25/35 “ §	215,996	120,664
3.547% due 06/25/35 ~ “ §	1,665,195	1,398,732
3.779% due 11/19/33 “ §	551,386	519,764
4.822% due 04/20/35 “ §	16,569,280	15,075,180
Credit Suisse Mortgage Capital Certificates 5.913% due 06/15/39 “ §	4,140,000	3,553,452
CS First Boston Mortgage Securities Corp 4.452% due 04/25/34 “ §	13,531,336	12,197,931
4.938% due 12/15/40 “	1,631,140	1,611,999
Deutsche ALT-A Securities Inc Alternate Loan Trust 3.287% due 03/25/37 “ §	1,347,931	1,302,885
3.297% due 08/25/37 “ §	2,514,153	2,382,952
3.307% due 10/25/36 “ §	1,318,740	1,294,434
Fannie Mae
3.267% due 12/25/36 - 07/25/37 “ § ±	13,057,323	12,042,987
3.357% due 08/25/34 “ §	954,585	925,979
3.407% due 10/27/37 “ §	24,200,000	22,290,620
4.668% due 05/25/35 “ §	7,162,049	7,389,267
5.000% due 07/25/19 “	1,175,105	1,180,360
Fannie Mae Whole Loan 3.557% due 05/25/42 “ §	651,751	639,948
5.950% due 02/25/44 “	1,805,743	1,825,052
First Horizon Alternative Mortgage Securities 4.740% due 06/25/34 “ §	2,059,548	1,715,284
5.309% due 09/25/34 “ §	1,184,247	1,052,205
First Horizon Asset Securities Inc 4.428% due 07/25/33 “ §	701,270	689,290
5.357% due 08/25/35 “ §	3,802,668	3,290,401
Freddie Mac
2.638% due 07/15/19 - 10/15/20 “ § ±	62,862,307	61,477,416
2.718% due 02/15/19 “ §	65,974,688	64,322,036
2.838% due 12/15/30 “ §	990,640	976,054
4.000% due 03/15/23 - 10/15/23 “ ±	1,138,112	1,137,691
4.500% due 02/15/17 - 05/15/17 “ ±	3,987,852	4,001,602
5.000% due 02/15/20 - 05/15/27 “ ±	20,041,736	20,241,152
5.500% due 05/15/16 - 03/15/17 “ ±	20,000,847	20,280,025
Freddie Mac Structured Pass-Through Securities 4.278% due 10/25/44 “ §	22,039,678	21,273,610
4.278% due 02/25/45 “ §	6,478,507	5,892,226
GE Capital Commercial Mortgage Corp 4.229% due 12/10/37 “	8,717,032	8,522,019
GMAC Commercial Mortgage Securities Inc 5.238% due 11/10/45 “ §	10,000,000	8,816,071
Greenpoint Mortgage Funding Trust 3.287% due 10/25/46 “ §	1,376,155	1,184,054
3.427% due 06/25/45 “ §	2,516,021	1,973,612
3.477% due 11/25/45 “ §	1,365,386	862,405
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 “	11,815,000	10,014,073
GS Mortgage Securities Corp II 2.577% due 03/06/20 ~ “ §	5,458,592	4,905,680
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~ “	891,250	849,866
GSR Mortgage Loan Trust 4.539% due 09/25/35 “ §	5,077,707	4,346,464
5.178% due 01/25/36 “ §	8,467,115	7,438,739
Harborview Mortgage Loan Trust 3.120% due 01/19/38 “ §	612,090	563,910
3.160% due 04/19/38 “ §	2,412,771	1,487,368
3.230% due 09/19/46 “ §	4,430,408	2,693,917
3.250% due 05/19/35 “ §	559,207	361,793
3.270% due 03/19/37 “ §	7,597,612	4,686,894
4.805% due 04/19/34 “ §	14,924,775	14,155,682
Impac CMB Trust 3.472% due 07/25/33 “ §	650,832	580,995
Impac Secured Assets CMN Owner Trust 3.287% due 01/25/37 “ §	530,148	500,251
Imperial Savings Association 6.503% due 02/25/18 “ §	3,647	3,648
IndyMac Index Mortgage Loan Trust 3.297% due 11/25/46 “ §	1,678,239	1,577,540
3.417% due 05/25/46 “ §	2,232,103	1,361,168
3.447% due 07/25/35 “ §	911,711	596,251
5.048% due 12/25/34 “ §	2,406,498	1,966,897
JPMorgan Chase Commercial Mortgage Securities Corp 5.794% due 02/12/51 “ §	4,000,000	3,395,403
JPMorgan Mortgage Trust 5.021% due 02/25/35 “ §	13,264,249	11,562,144
Lehman XS Trust 3.287% due 07/25/46 “ §	512,370	503,584
MASTR Adjustable Rate Mortgages Trust 3.788% due 11/21/34 “ §	7,624,431	7,039,002
5.157% due 12/25/33 “ §	5,801,326	5,938,543
Mellon Residential Funding Corp 2.838% due 11/15/31 “ §	2,396,799	2,172,538
2.928% due 12/15/30 “ §	1,453,423	1,351,147
Merrill Lynch Mortgage Investors Inc 3.417% due 02/25/36 “ §	9,152,680	7,439,594
4.659% due 02/25/34 “ §	9,434,847	9,172,067
6.013% due 02/25/33 “ §	4,042,414	3,946,856
MLCC Mortgage Investors Inc 3.457% due 11/25/35 “ §	4,232,159	3,755,939
4.207% due 10/25/35 “ §	2,394,220	2,178,086
4.250% due 10/25/35 “ §	18,553,702	17,333,729
Morgan Stanley Capital I
2.548% due 10/15/20 ~ “ §	6,316,535	5,675,314
Provident Funding Mortgage Loan Trust 4.498% due 08/25/33 “ §	4,784,105	4,654,746
Residential Accredit Loans Inc 3.507% due 08/25/35 “ §	916,226	566,433
Residential Asset Securitization Trust 6.500% due 08/25/36 “	1,900,000	1,048,106
Residential Funding Mortgage Securities I Inc 5.207% due 09/25/35 “ §	3,233,446	2,783,075
Ryland Mortgage Securities Corp 3.744% due 10/01/27 “ §	68,864	56,864
Securitized Asset Sales Inc 6.282% due 11/26/23 “ §	26,491	26,446
Sequoia Mortgage Trust 3.380% due 10/19/26 “ §	1,226,761	1,120,134
Structured Adjustable Rate Mortgage Loan Trust 4.065% due 01/25/35 “ §	813,139	325,784
4.180% due 02/25/34 “ §	305,072	262,526
4.580% due 02/25/34 “ §	1,484,686	1,340,533
5.535% due 08/25/35 “ §	1,915,338	1,551,757
Structured Asset Mortgage Investments Inc 3.277% due 08/25/36 “ §	933,578	909,690
3.280% due 07/19/35 “ §	10,652,949	8,797,233
3.307% due 04/25/37 “ §	2,067,700	1,973,243
3.337% due 03/25/37 “ §	267,309	168,609
3.360% due 10/19/34 “ §	753,069	541,277
3.397% due 06/25/36 “ §	659,710	404,498
3.427% due 05/25/36 “ §	1,689,669	1,041,920
3.487% due 02/25/36 “ §	1,997,643	1,290,541
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Structured Asset Securities Corp 3.257% due 05/25/36 “ §	$114,470	$108,395
5.034% due 10/25/35 ~ “ §	1,093,132	925,930
5.233% due 01/25/32 “ §	25,016	25,000
TBW Mortgage-Backed Pass-Through Certificates 3.307% due 09/25/36 “ §	110,332	106,013
3.317% due 01/25/37 “ §	1,701,321	1,615,096
Thornburg Mortgage Securities Trust 3.317% due 03/25/46 - 11/25/46 “ § ±	1,891,586	1,816,930
3.327% due 09/25/46 “ §	5,153,412	4,831,260
Wachovia Bank Commercial Mortgage Trust 2.568% due 06/15/20 ~ “ §	15,401,019	13,625,054
2.578% due 09/15/21 ~ “ §	12,042,142	11,005,375
Washington Mutual Mortgage Pass-Through Certificates 3.467% due 11/25/45 “ §	1,253,031	794,941
3.497% due 08/25/45 - 10/25/45 “ § ±	7,865,556	4,994,408
3.747% due 12/25/27 “ §	656,375	565,523
3.855% due 02/25/46 - 08/25/46 “ § ±	24,458,495	13,971,454
3.948% due 02/27/34 “ §	1,512,897	1,429,836
4.055% due 11/25/42 “ §	195,086	174,007
4.329% due 07/25/46 “ §	4,094,432	3,041,347
4.355% due 11/25/46 “ §	779,821	524,921
4.559% due 06/25/33 “ §	2,321,655	2,267,604
Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/34 “ §	1,325,469	1,171,711
4.729% due 07/25/34 “ §	1,228,842	1,180,773
4.992% due 12/25/34 “ §	3,096,780	2,815,409
5.594% due 07/25/36 “ §	8,421,202	6,805,349

		755,897,462

Fannie Mae - 42.35%

4.168% due 07/01/26 “ §	31,634	31,562
4.278% due 03/01/18 - 10/01/44 “ § ±	13,555,751	13,524,503
4.361% due 08/01/17 “ §	506,485	507,266
4.503% due 11/01/34 “ §	10,919,023	10,908,710
4.655% due 01/01/35 “ §	1,441,304	1,456,489
4.689% due 05/01/35 “ §	198,900	200,343
4.789% due 11/01/35 “ §	993,470	1,003,081
4.908% due 04/01/35 “ §	1,451,524	1,466,663
4.973% due 08/01/24 “ §	42,807	42,846
5.000% due 03/01/24 “ §	13,317	13,330
5.000% due 02/01/36 - 05/01/38 “ ±	399,318,579	389,432,044
5.167% due 10/01/35 “ §	1,299,662	1,332,660
5.220% due 09/01/35 “ §	1,049,872	1,066,276
5.348% due 11/01/35 “ §	1,746,802	1,754,801
5.408% due 01/01/36 “ §	1,878,449	1,854,358
5.500% due 04/01/33 - 07/01/38 “ ±	952,562,502	950,919,570
5.524% due 03/01/36 “ §	1,149,698	1,159,633
6.000% due 08/01/17 - 10/14/38 “ ±	511,266,802	518,187,208
6.109% due 12/01/22 “ §	39,043	39,581
6.579% due 01/01/25 “ §	77,843	79,134

		1,894,980,058

Freddie Mac - 1.43%

4.500% due 04/01/22 “	881,568	862,267
4.549% due 01/01/34 “ §	1,077,852	1,095,876
5.098% due 10/01/35 “ §	792,032	789,483
5.490% due 08/01/36 “ §	2,196,183	2,202,997
5.500% due 01/01/37 - 04/01/38 “ ±	30,346,601	30,214,441
5.704% due 03/01/36 “ §	1,136,639	1,145,262
6.000% due 06/01/36 - 07/01/38 “ ±	2,435,599	2,469,662
6.699% due 09/01/36 “ §	11,844,921	12,158,612
6.740% due 07/01/36 “ §	12,885,691	13,161,879

		64,100,479

Government National Mortgage Association - 1.43%

5.125% due 10/20/24 - 12/20/26 “ § ±	86,154	87,306
5.375% due 05/20/23 - 01/20/27 “ § ±	152,744	154,530
5.625% due 09/20/22 - 07/20/25 “ § ±	191,969	194,343
6.000% due 06/15/29 - 10/22/38 “ ±	62,790,083	63,727,903

		64,164,082

Total Mortgage-Backed Securities (Cost $2,832,857,271)		2,779,142,081

ASSET-BACKED SECURITIES - 7.18%

ACE Securities Corp 3.257% due 07/25/36 “ §	369,125	364,285
3.257% due 12/25/36 “ §	684,607	644,905
American Express Credit Account Master Trust 3.438% due 08/15/12 “ §	37,100,000	36,818,938
Amortizing Residential Collateral Trust 3.497% due 07/25/32 “ §	125,612	89,419
Argent Securities Inc 3.257% due 10/25/36 “ §	1,162,468	1,137,005
Asset-Backed Funding Certificates 3.267% due 11/25/36 “ §	190,442	183,209
3.267% due 01/25/37 “ §	710,057	670,143
3.557% due 06/25/34 “ §	2,438,546	1,995,058
Asset-Backed Securities Corp Home Equity 3.257% due 11/25/36 “ §	100,467	99,709
3.287% due 05/25/37 “ §	1,169,009	1,146,645
Bank of America Credit Card Trust 3.688% due 12/16/13 “ §	44,800,000	44,036,290
Bear Stearns Asset-Backed Securities Trust 3.257% due 11/25/36 “ §	160,173	151,838
3.317% due 11/25/36 “ §	1,948,966	1,659,369
3.537% due 01/25/36 “ §	146,597	138,259
3.867% due 10/25/32 “ §	137,393	120,823
4.207% due 10/25/37 “ §	3,643,431	2,973,548
Chase Credit Card Master Trust 2.598% due 02/15/11 “ §	3,200,000	3,197,663
2.658% due 09/15/11 “ §	19,500,000	19,389,766
Citigroup Mortgage Loan Trust Inc 3.247% due 12/25/36 “ §	1,513,301	1,396,460
3.257% due 11/25/36 “ §	131,684	130,622
3.267% due 01/25/37 “ §	130,667	128,511
3.287% due 01/25/37 “ §	3,383,840	3,056,440
Countrywide Asset-Backed Certificates 3.237% due 01/25/46 “ §	571,129	566,264
3.257% due 01/25/37 “ §	110,991	110,642
3.257% due 03/25/37 “ §	2,155,569	2,079,282
3.257% due 05/25/37 “ §	3,420,240	3,322,116
3.257% due 07/25/37 “ §	1,182,219	1,120,792
3.257% due 05/25/47 “ §	760,329	732,042
3.267% due 09/25/46 “ §	274,253	272,807
3.287% due 10/25/37 “ §	1,183,064	1,128,938
3.307% due 08/25/37 “ §	11,800,000	9,938,025
3.307% due 09/25/47 “ §	5,005,337	4,722,887
3.317% due 10/25/46 “ §	2,404,682	2,331,564
3.397% due 06/25/36 “ §	1,760,761	1,609,746
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Credit-Based Asset Servicing & Securitization LLC 3.277% due 01/25/37 “ §	$805,183	$752,117
3.297% due 12/25/37 ~ “ §	1,194,519	1,145,805
Equity One Asset-Backed Securities Inc 3.507% due 04/25/34 “ §	516,151	350,820
First Franklin Mortgage Loan Asset-Backed Certificates 3.247% due 09/25/36 “ §	1,278,487	1,246,878
3.257% due 11/25/36 “ §	3,518,705	3,311,192
3.257% due 12/25/36 “ §	259,624	252,340
3.577% due 12/25/34 “ §	78,997	68,548
Ford Credit Auto Owner Trust 3.388% due 01/15/11 “ §	38,900,000	38,494,977
3.908% due 06/15/12 “ §	7,300,000	7,115,046
4.360% due 06/15/10 “	1,591,957	1,591,414
Freddie Mac Structured Pass-Through Securities 3.467% due 08/25/31 “ §	381,792	345,868
Fremont Home Loan Trust 3.257% due 10/25/36 “ §	222,650	212,892
GSAMP Trust 3.277% due 10/25/36 “ §	59,499	55,795
3.497% due 03/25/34 “ §	380,130	374,385
HFC Home Equity Loan Asset-Backed Certificates 3.498% due 01/20/35 “ §	617,827	509,482
Home Equity Asset Trust 3.267% due 05/25/37 “ §	279,530	257,384
HSI Asset Securitization Corp Trust 3.257% due 10/25/36 “ §	346,004	318,717
3.257% due 12/25/36 “ §	3,016,216	2,802,427
IndyMac Residential Asset-Backed Trust 3.257% due 11/25/36 “ §	254,219	250,890
JPMorgan Mortgage Acquisition Corp 2.519% due 07/25/36 “ §	567,957	552,729
2.541% due 11/25/36 “ §	280,762	269,456
3.247% due 08/25/36 “ §	163,817	161,508
3.257% due 08/25/36 “ §	1,021,678	1,003,459
3.267% due 01/25/32 “ §	402,792	371,016
Lehman XS Trust 3.277% due 05/25/46 “ §	389,239	377,163
3.287% due 04/25/46 “ §	310,428	307,795
3.287% due 11/25/46 “ §	1,852,204	1,770,414
Long Beach Mortgage Loan Trust 3.247% due 11/25/36 “ §	198,354	191,967
3.387% due 08/25/35 “ §	179,406	174,778
MBNA Credit Card Master Note Trust 2.588% due 12/15/11 “ §	400,000	396,312
Merrill Lynch First Franklin Mortgage Loan Trust 3.267% due 07/25/37 “ §	1,387,630	1,340,627
Merrill Lynch Mortgage Investors Inc 3.237% due 06/25/37 “ §	217,410	214,312
3.257% due 05/25/37 “ §	776,024	764,675
3.277% due 08/25/36 “ §	2,321,659	2,258,538
3.277% due 07/25/37 “ §	851,638	831,020
Morgan Stanley Asset-Backed Securities Capital I 3.247% due 07/25/36 “ §	1,554,603	1,543,689
3.247% due 10/25/36 “ §	877,590	854,557
3.247% due 01/25/37 “ §	1,926,393	1,819,215
3.257% due 09/25/36 “ §	726,059	714,194
3.257% due 10/25/36 “ §	486,850	475,028
3.257% due 11/25/36 “ §	215,495	208,318
Morgan Stanley IXIS Real Estate Capital Trust 3.257% due 11/25/36 “ §	156,593	151,503
Nationstar Home Equity Loan Trust 3.267% due 06/25/37 “ §	461,909	439,535
3.327% due 04/25/37 “ §	7,477,434	7,234,134
Nelnet Student Loan Trust 2.890% due 07/25/16 “ §	46,337	46,274
New Century Home Equity Loan Trust 3.387% due 05/25/36 “ §	1,835,197	1,545,801
Nomura Asset Acceptance Corp 3.347% due 01/25/36 ~ “ §	240,114	206,858
Option One Mortgage Loan Trust 3.247% due 02/25/37 “ §	88,910	87,740
Park Place Securities Inc 3.467% due 09/25/35 “ §	107,892	102,294
Popular ABS Mortgage Pass-Through Trust 3.297% due 06/25/47 “ §	6,098,589	5,784,757
Renaissance Home Equity Loan Trust 3.587% due 12/25/32 “ §	217,275	146,627
Residential Asset Mortgage Products Inc 3.277% due 11/25/36 “ §	107,721	106,794
3.277% due 02/25/37 “ §	1,207,301	1,128,331
Residential Asset Securities Corp 3.267% due 01/25/37 “ §	1,169,961	1,137,090
3.277% due 11/25/36 “ §	2,122,515	2,085,558
Residential Funding Mortgage Securities II Inc 3.317% due 02/25/36 “ §	62,499	62,133
Saxon Asset Securities Trust 3.747% due 01/25/32 “ §	41,094	40,936
Securitized Asset-Backed Receivables LLC Trust 3.247% due 01/25/37 “ §	1,610,702	1,520,800
3.257% due 09/25/36 “ §	251,713	246,359
3.337% due 05/25/37 “ §	5,406,856	4,878,446
SLC Student Loan Trust 2.784% due 02/15/15 “ §	6,478,328	6,434,496
SLM Student Loan Trust 2.780% due 04/25/14 “ §	1,350,842	1,339,066
2.790% due 10/25/18 “ §	2,507,610	2,489,588
2.800% due 04/25/17 “ §	5,623,655	5,587,630
2.840% due 04/25/19 “ §	22,600,000	21,030,724
Small Business Administration Participation Certificates 4.880% due 11/01/24 “	11,262,597	10,985,088
5.290% due 12/01/27 “	7,192,348	7,095,786
Soundview Home Equity Loan Trust 3.257% due 10/25/36 “ §	351,707	349,260
3.267% due 11/25/36 ~ “ §	701,682	675,131
3.287% due 06/25/37 “ §	2,236,930	2,151,097
3.307% due 10/25/36 “ §	135,688	134,695
Specialty Underwriting & Residential Finance 3.237% due 06/25/37 “ §	43,138	42,787
3.252% due 11/25/37 “ §	119,775	114,907
3.267% due 01/25/38 “ §	351,011	324,312
Structured Asset Investment Loan Trust
3.257% due 07/25/36 “ §	141,113	133,761
Structured Asset Securities Corp 3.257% due 10/25/36 “ §	1,560,569	1,503,486
3.317% due 04/25/36 “ §	6,888,108	6,803,755
4.900% due 04/25/35 “ §	3,079,030	2,040,044
Truman Capital Mortgage Loan Trust 3.547% due 01/25/34 ~ “ §	75,258	73,777
USAA Auto Owner Trust 4.160% due 04/16/12 “	800,000	789,274
Wells Fargo Home Equity Trust 3.437% due 10/25/35 ~ “ §	518,251	502,121

Total Asset-Backed Securities (Cost $332,976,169)		321,074,512

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 2.10%

Freddie Mac 4.875% due 06/13/18	$6,500,000	$6,600,516
5.000% due 12/14/18	6,500,000	6,121,661
5.300% due 01/09/12	50,000,000	50,270,750
5.500% due 07/18/16	24,700,000	26,176,566
Small Business Administration 4.504% due 02/01/14	4,984,407	4,758,232

Total U.S. Government Agency Issues (Cost $93,996,959)		93,927,725

U.S. TREASURY OBLIGATIONS - 98.89%

U.S. Treasury Inflation Protected Securities - 98.89%

0.875% due 04/15/10 ^	130,699,814	128,071,037
1.375% due 07/15/18 ^	25,720,992	23,541,909
1.625% due 01/15/15 ^	259,934,368	249,969,493
1.750% due 01/15/28 ^	205,235,927	179,079,660
1.875% due 07/15/13 ^	54,071,439	53,401,842
1.875% due 07/15/15 ^	381,967,412	371,253,958
2.000% due 01/15/14 ^	235,749,602	232,298,146
2.000% due 07/15/14 ^	265,984,961	261,947,483
2.000% due 01/15/16 ^	274,038,855	267,359,278
2.000% due 01/15/26 ^	290,401,414	263,600,503
2.375% due 04/15/11 ^	39,872,450	39,956,297
2.375% due 01/15/17 ^	204,446,426	203,952,043
2.375% due 01/15/25 ^	246,351,956	237,932,665
2.375% due 01/15/27 ^	225,242,571	217,491,527
2.500% due 07/15/16 ^	163,809,495	165,603,189
2.625% due 07/15/17 ^	103,482,808	106,486,179
3.000% due 07/15/12 ^	396,939,860	409,017,629
3.375% due 04/15/32 ^	12,844,936	14,570,301
3.500% due 01/15/11 ^	309,735,640	318,888,858
3.625% due 04/15/28 ^	209,691,468	240,962,763
3.875% due 04/15/29 ^	293,864,701	351,039,286
4.250% due 01/15/10 ^	86,178,975	88,268,826

		4,424,692,872

Total U.S. Treasury Obligations (Cost $4,558,967,723)		4,424,692,872

FOREIGN GOVERNMENT BONDS & NOTES - 3.31%

Bundesrepublik Deutschland (Germany) 4.250% due 07/04/39	EUR 900,000	1,195,533
Export-Import Bank of Korea (South Korea) 2.901% due 06/01/09 §	$4,800,000	4,761,950
3.011% due 10/04/11 ~ §	4,400,000	4,414,120
France Government Bond OAT (France) 3.000% due 07/25/12 ^	EUR 2,914,100	4,282,742
Italy Buoni Poliennali Del Tesoro (Italy) 2.350% due 09/15/19 ^	2,555,450	3,426,669
Japanese Government CPI Linked Bond (Japan) 0.800% due 12/10/15 ^	JPY 2,928,640,000	25,882,233
1.100% due 12/10/16 ^	3,953,720,000	35,385,524
1.200% due 06/10/17 ^	4,755,010,000	42,580,264
1.200% due 12/10/17 ^	1,530,890,000	13,673,149
1.400% due 06/10/18 ^	1,371,230,000	12,421,496

Total Foreign Government Bonds & Notes (Cost $143,973,731)		148,023,680

MUNICIPAL BONDS - 1.19%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.750% due 06/01/34	$650,000	496,490
5.875% due 06/01/47	600,000	454,374
6.000% due 06/01/42	3,600,000	2,794,500
California County Tobacco Securitization Agency 5.625% due 06/01/23	505,000	503,667
City of Chicago IL ‘A’ 4.750% due 01/01/30 w	900,000	776,406
4.750% due 01/01/36 w	600,000	506,610
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	300,000	198,204
5.750% due 06/01/47	200,000	147,346
Indiana University 5.000% due 06/01/38	4,700,000	4,344,915
Los Angeles Department of Water & Power CA ‘A’ 5.000% due 07/01/37	5,100,000	4,683,177
Los Angeles Department of Water & Power CA ‘A2’ 5.000% due 07/01/44	8,600,000	7,701,988
New York City Municipal Water Finance Authority ‘A’ 5.000% due 06/15/38	3,300,000	3,082,431
New York City Municipal Water Finance Authority ‘D’ 4.750% due 06/15/38 w	1,000,000	873,761
State of Washington ‘D’ 5.000% due 01/01/33	3,200,000	2,975,808
Texas State Transportation Commission Mobility Fund 4.750% due 04/01/37	14,500,000	12,658,210
Tobacco Settlement Authority IA ‘B’ 5.300% due 06/01/25	640,000	673,126
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	4,535,000	3,893,524
University of Arkansas ‘A’ 5.000% due 11/01/37	1,900,000	1,719,519
University of California ‘D’ 5.000% due 05/15/41	3,200,000	2,895,968
University of California ‘L’ 5.000% due 05/15/36	1,900,000	1,781,117

Total Municipal Bonds (Cost $60,975,094)		53,161,141

PURCHASED OPTIONS - 0.05%
(See Note (g) to Notes to Schedule of Investments) (Cost $727,600)		2,041,578

SHORT-TERM INVESTMENTS - 11.84%

Certificates of Deposit - 2.31%

Nordea Bank Finland PLC NY 2.448% due 12/01/08 §	20,600,000	20,596,766
2.474% due 04/09/09 §	17,900,000	17,891,480
Skandinaviska Enskilda Banken AB NY 2.794% due 02/13/09 §	900,000	898,682
UniCredito Italiano NY 3.088% due 05/15/09 §	49,000,000	49,000,000
3.088% due 05/18/09 §	15,000,000	15,000,000

		103,386,928

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Commercial Paper - 1.82%

Abbey National North America LLC 2.790% due 11/12/08	$81,500,000	$81,234,717

U.S. Treasury Bills - 5.49%

0.250% due 12/11/08	100,000	99,871
0.350% due 12/04/08 ‡	23,010,000	22,981,168
0.600% due 12/11/08	800,000	798,992
0.650% due 12/26/08	3,810,000	3,804,037
0.710% due 12/26/08 ‡	48,190,000	48,114,583
0.917% due 12/11/08 ‡	61,130,000	61,051,020
0.950% due 12/11/08	18,000,000	17,976,384
1.000% due 10/16/08 ‡	8,080,000	8,076,025
1.030% due 12/11/08	4,000,000	3,994,832
1.595% due 11/28/08	620,000	619,241
1.650% due 11/28/08 ‡	78,040,000	77,909,393
1.701% due 11/28/08	100,000	99,726
1.710% due 12/11/08	250,000	249,157

		245,774,429

Repurchase Agreement - 2.22%

Merrill Lynch & Co Inc 0.050% due 10/01/08 (Dated 09/30/08, repurchase price of $99,200,138; collateralized by U.S. Treasury Strip: 0.000% due 11/15/26 and market value $102,232,463)	99,200,000	99,200,000

Total Short-Term Investments (Cost $529,512,292)		529,596,074

TOTAL INVESTMENTS - 207.68% (Cost $9,608,322,194)		9,291,705,209

TOTAL SECURITIES SOLD SHORT - (36.82%) (See Note (d) to Notes to Schedule of Investments) (Proceeds $1,639,659,184)		(1,647,535,066)

OTHER ASSETS & LIABILITIES, NET - (70.86%)		(3,170,085,737)

NET ASSETS - 100.00%		$4,474,084,406

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) 0.21% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(c) Securities with a total aggregate market value of $1,963,000 or 0.04% of the net assets were in default as of September 30, 2008.
(d) Securities sold short outstanding as of September 30, 2008:

	Principal
Description	Amount	Value

Fannie Mae 5.000% due 10/14/38	$280,000,000	$272,868,680
5.500% due 10/14/38	643,410,000	641,701,103
6.000% due 10/20/23	14,000,000	14,260,316
Freddie Mac 4.500% due 10/20/23	1,000,000	973,438
5.000% due 10/14/38	300,000	292,266
5.500% due 10/14/38	7,400,000	7,361,846
6.000% due 10/14/38	28,200,000	28,548,101
Government National Mortgage Association 5.500% due 10/22/38	100,000	100,109
6.500% due 10/22/38	3,200,000	3,275,501
U.S. Treasury Bonds 4.750% due 08/15/17	37,300,000	39,995,522
5.000% due 05/15/37	81,900,000	91,132,997
7.500% due 11/15/24	5,200,000	7,082,972
U.S. Treasury Inflation Protected Securities 1.625% due 01/15/18	174,893,305	165,711,581
U.S. Treasury Notes 3.500% due 02/15/18	109,050,000	106,971,289
3.625% due 12/31/12	32,440,000	33,575,432
4.000% due 08/15/18	3,900,000	3,956,675
4.125% due 08/31/12	46,900,000	49,446,529
4.250% due 11/15/13	52,600,000	55,945,044
4.250% due 08/15/14	38,500,000	41,005,542
4.250% due 11/15/17	42,750,000	44,319,737
4.500% due 02/15/16	11,200,000	11,942,011
4.875% due 08/15/16	25,000,000	27,068,375

Total Securities sold short (Proceeds $1,639,659,184)		$1,647,535,066

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	3,270,000	10/08	$225,368
Buy	BRL	134,792,110	12/08	(8,220,501)
Buy	BRL	74,815,430	12/08	3,279,554
Sell	CHF	4,140,000	12/08	41,935
Buy	CNY	47,011,550	12/08	(56,473)
Buy	CNY	237,059,211	03/09	694,431
Sell	CNY	237,059,211	03/09	(285,574)
Buy	CNY	77,267,000	07/09	(818,808)
Buy	CNY	117,758,850	09/09	(465,822)
Buy	EUR	25,021,274	10/08	(1,495,709)
Sell	EUR	33,177,000	10/08	1,835,534
Sell	EUR	8,141,000	10/08	(10,554)
Buy	GBP	32,992,861	10/08	(2,111,846)
Sell	GBP	32,522,000	11/08	1,120,330
Sell	JPY	10,982,877,000	10/08	(1,999,502)
Sell	JPY	468,244,000	10/08	25,806
Sell	JPY	468,244,000	11/08	31,897
Buy	MXN	389,423,463	11/08	(1,282,485)
Sell	MXN	389,423,463	11/08	2,391,850
Buy	MXN	8,823,265	05/09	(24,456)
Buy	MYR	8,018,198	11/08	(170,769)
Sell	MYR	18,251,957	11/08	(29,724)
Buy	MYR	9,859,660	02/09	(222,297)
Buy	PLN	48,777,371	05/09	(1,535,414)
Buy	RUB	472,805,850	11/08	(894,540)
Sell	RUB	566,091,347	11/08	619,219
Buy	RUB	90,484,500	05/09	(267,953)
Buy	SGD	25,751,746	11/08	(898,268)

				($10,524,771)

(f) The amount of $24,240,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/08)	236	EUR 236,000,000	($558,988)
3-Month Euribor (03/09)	67	67,000,000	12,043
3-Month Euribor (06/09)	1,275	1,275,000,000	(912,058)
3-Month Euribor (12/09)	16	16,000,000	(42,695)
3-Month Euribor Put Options Strike @ EUR 93.25 (03/09)	550	550,000,000	—
Eurodollar (12/08)	2,608	$2,608,000,000	2,995,046
Eurodollar (03/09)	3,273	3,273,000,000	10,475,199
Eurodollar (06/09)	3,173	3,173,000,000	6,255,221
Eurodollar (09/09)	2,986	2,986,000,000	6,289,651
Eurodollar (12/09)	1,145	1,145,000,000	802,613
Eurodollar (03/10)	1,067	1,067,000,000	747,478
Euro-Bund 10-Year Notes Call Options Strike @ EUR 124.00 (12/08)	685	EUR 68,500,000	—
Euro-Schatz 2-Year Notes (12/08)	493	49,300,000	416,636
Euro-Schatz 2-Year Notes Put Options Strike @ EUR 100.00 (12/08)	500	50,000,000	—
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	281	GBP140,500,000	(684,295)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	153	76,500,000	19,118
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	1,221	610,500,000	2,482,163

Short Futures Outstanding
Euro-Bund 10-Year Notes (12/08)	685	EUR 68,500,000	(754,647)
Japanese Government 10-Year Bonds (12/08)	82	JPY 8,200,000,000	500,829
U.S. Treasury 5-Year Notes (12/08)	225	$22,500,000	155,891
U.S. Treasury 30-Year Bonds (12/08)	463	46,300,000	50,641

			$28,249,845

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(g) Purchased options outstanding as of September 30, 2008 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Barclays	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.450%	08/03/09	$2,300,000	$25,070	$17,363
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.450%	08/03/09	15,900,000	172,680	120,029
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Ж	Pay	3.850%	08/03/09	9,800,000	103,635	107,633

						$301,385	$245,025

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities
	3.500% due 01/15/11 Ж	$102.50	10/03/08	$20,000,000	$1,563	$56,800
Goldman Sachs	Put - OTC U.S. Treasury Inflation Protected Securities
	1.875% due 07/15/15 Ж	94.50	10/06/08	342,900,000	26,789	58,293
Goldman Sachs	Put - OTC U.S. Treasury Inflation Protected Securities
	2.375% due 01/15/17 Ж	96.25	10/06/08	120,000,000	9,375	4,800
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities
	3.000% due 07/15/12 Ж	99.50	10/06/08	395,000,000	30,859	142,200
Credit Suisse	Put - OTC Fannie Mae
	6.000% due 10/14/38 Ж	85.00	10/07/08	28,000,000	3,281	28
Merrill Lynch	Put - OTC Fannie Mae
	6.000% due 10/14/38 Ж	85.00	10/07/08	55,000,000	6,445	55
Credit Suisse	Put - OTC Fannie Mae
	6.000% due 12/11/38 Ж	81.00	12/04/08	100,000,000	11,406	1,414
Merrill Lynch	Put - OTC Fannie Mae
	6.000% due 12/11/38 Ж	81.00	12/04/08	89,000,000	10,422	1,246
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities
	2.000% due 01/15/16 Ж	85.75	12/05/08	250,000,000	58,594	87,500
Merrill Lynch	Put - OTC U.S. Treasury Inflation Protected Securities
	1.625% due 01/15/16 Ж	87.00	12/05/08	250,000,000	58,594	465,000
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities
	2.000% due 01/15/14 Ж	87.50	12/05/08	199,650,000	46,793	319,440
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities
	2.000% due 07/15/14 Ж	87.50	12/05/08	230,000,000	53,906	282,900
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities
	0.875% due 04/15/10 Ж	90.75	12/05/08	130,000,000	30,469	313,300
Merrill Lynch	Put - OTC Fannie Mae
	6.000% due 12/18/38 Ж	81.00	12/11/08	60,000,000	7,031	2,640

					$355,527	$1,735,616

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Cost	Value

JPMorgan Chase	Call - CBOT U.S. Treasury Bond Futures (12/08)	$139.00	11/21/08	1,000	$18,125	$15,625
JPMorgan Chase	Call - CBOT U.S. Treasury Bond Futures (12/08)	140.00	11/21/08	700	12,688	10,938
Citigroup	Call - CBOT U.S. Treasury Note Futures (12/08)	142.00	11/21/08	1,000	18,125	15,625
Citigroup	Call - CBOT U.S. Treasury Note Futures (12/08)	143.00	11/21/08	1,200	21,750	18,750

					$70,688	$60,938

Total Purchased Options					$727,600	$2,041,578

(h) Transactions in written options for the period ended September 30, 2008 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2007	572,002,324	$16,590,600
Call Options Written	9,607,468	6,272,441
Put Options Written	74,726,043	4,779,204
Call Options Expired	(12,100,000)	(151,478)
Put Options Expired	(12,100,000)	(554,794)
Call Options Repurchased	(248,907,482)	(11,554,023)
Put Options Repurchased	(209,885,921)	(9,108,412)

Outstanding, September 30, 2008	173,342,432	$6,273,539

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

(i) Premiums received and value of written options outstanding as of September 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Barclays	Call - OTC 5-Yr Interest Rate Swap Ж	Receive	4.150%	08/03/09	$1,000,000	$25,100	$20,513
Royal Bank of Scotland	Call - OTC 7-Yr Interest Rate Swap Ж	Receive	4.400%	08/03/09	5,300,000	173,778	148,729
Royal Bank of Scotland	Call - OTC 7-Yr Interest Rate Swap Ж	Receive	4.550%	08/03/09	3,300,000	101,039	107,481
Goldman Sachs	Call - OTC 7-Yr Interest Rate Swap Ж	Receive	5.365%	09/20/10	25,000,000	803,750	1,438,150
Goldman Sachs	Put - OTC 7-Yr Interest Rate Swap Ж	Pay	5.365%	09/20/10	25,000,000	803,750	626,350
Royal Bank of Scotland	Call - OTC 7-Yr Interest Rate Swap Ж	Receive	5.365%	09/20/10	25,000,000	786,125	1,438,150
Royal Bank of Scotland	Put - OTC 7-Yr Interest Rate Swap Ж	Pay	5.365%	09/20/10	25,000,000	786,125	626,350

						$3,479,667	$4,405,723

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury Bond Futures (12/08)	$111.00	11/21/08	110	$80,506	$79,063
Citigroup	Put - CBOT U.S. Treasury Note Futures (12/08)	113.00	11/21/08	1,023	522,149	1,310,719
Citigroup	Call - CBOT U.S. Treasury Note Futures (12/08)	118.00	11/21/08	1,017	674,123	826,313
Citigroup	Call - CBOT U.S. Treasury Note Futures (12/08)	119.00	11/21/08	35	23,428	21,328
Citigroup	Call - CBOT U.S. Treasury Bond Futures (12/08)	120.00	11/21/08	110	90,819	171,875
Citigroup	Call - CBOT U.S. Treasury Bond Futures (12/08)	121.00	11/21/08	137	121,673	175,531

					$1,512,698	$2,584,828

Foreign Currency Options

		Exercise	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Premium	Value

JPMorgan Chase	Put - OTC Japanese yen versus U.S. dollar Ж	JPY 95.00	03/05/09	$31,870,000	$640,587	$420,206
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar Ж	95.00	03/05/09	31,870,000	640,587	420,206

					$1,281,174	$840,412

Total Written Options					$6,273,539	$7,830,963

(j) Securities with an aggregate market value of $64,227,868 were pledged as collateral for swap contracts as of September 30, 2008.
(k) Swap agreements outstanding as of September 30, 2008 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Barclays	Vnesheconom Bank 0.000% due 07/12/09 Ж	Sell	0.650%	11/20/08	$2,600,000	($25,193)
Credit Suisse	Gazprom Capital 8.625% due 04/28/34 Ж	Sell	1.000%	11/20/08	3,700,000	(12,715)
Barclays	Republic of Panama 8.875% due 09/30/27 Ж	Sell	0.300%	12/20/08	6,800,000	(8,979)
Morgan Stanley	Republic of Panama 8.875% due 09/30/27 Ж	Sell	0.300%	12/20/08	2,300,000	(3,037)
Deutsche Bank	Russian Federation 7.500% due 03/31/30 Ж	Sell	0.325%	12/20/08	4,500,000	(19,701)
Barclays	Russian Federation 7.500% due 03/31/30 Ж	Sell	0.330%	12/20/08	4,600,000	(20,086)
Barclays	Republic of Peru 8.750% due 11/21/33 Ж	Sell	0.350%	12/20/08	4,600,000	(516)
Deutsche Bank	Republic of Indonesia 6.750% due 03/10/14 Ж	Sell	0.510%	12/20/08	9,400,000	(11,967)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 Ж	Sell	0.780%	12/20/08	4,600,000	(45,531)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13 Ж	Sell	0.790%	12/20/08	4,500,000	(44,439)
Bank of America	General Electric Capital Corp 6.000% due 06/15/12 Ж	Sell	0.770%	03/20/09	2,300,000	(69,013)
Goldman Sachs	General Electric Capital Corp 6.000% due 06/15/12 Ж	Sell	0.750%	06/20/09	3,000,000	(136,939)
Goldman Sachs	MGM Mirage Inc 5.875% due 02/27/14 Ж	Buy	(4.250%)	07/31/09	4,000,000	73,846
Bank of America	General Electric Capital Corp 6.000% due 06/15/12 Ж	Sell	0.850%	12/20/09	2,900,000	(202,897)
Barclays	General Electric Capital Corp 6.000% due 06/15/12 Ж	Sell	1.020%	09/20/10	1,800,000	(172,492)
Barclays	General Electric Capital Corp 6.000% due 06/15/12 Ж	Sell	0.935%	12/20/10	3,000,000	(318,170)
Citigroup	General Electric Capital Corp 6.000% due 06/15/12 Ж	Sell	1.120%	12/20/10	1,000,000	(102,607)
Goldman Sachs	General Motors Acceptance Corp LLC 6.875% due 08/28/12 Ж	Sell	3.400%	06/20/11	700,000	(365,153)
Royal Bank of Scotland	FirstEnergy Corp 6.450% due 11/15/11 Ж	Buy	(0.500%)	12/20/11	3,000,000	12,698
Bank of America	Falconbridge Ltd 7.350% due 06/05/12 Ж	Buy	(0.910%)	06/20/12	3,700,000	10,790
Bear Stearns	Dow Jones CDX NA HY-8 Index Ж	Buy	(2.750%)	06/20/12	47,757,600	4,048,858
Morgan Stanley	General Motors Acceptance Corp LLC 6.875% due 08/28/12 Ж	Sell	6.850%	06/20/12	2,200,000	(1,077,302)
Bank of America	UST Inc 6.625% due 07/15/12 Ж	Buy	(0.340%)	09/20/12	8,900,000	8,407
Royal Bank of Scotland	Lehman Brothers Holdings Inc 6.625% due 01/18/24 Ж	Sell	0.660%	09/20/12	2,500,000	(2,112,500)
Citigroup	The Bear Stearns Cos Inc 5.300% due 10/30/15 Ж	Sell	0.720%	09/20/12	5,000,000	(114,113)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/24 Ж	Sell	0.900%	09/20/12	1,000,000	(845,000)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/24 Ж	Sell	1.120%	09/20/12	1,100,000	(929,500)
BNP Paribas	Lehman Brothers Holdings Inc 6.625% due 01/18/24 Ж	Sell	1.200%	09/20/12	1,100,000	(929,500)
Barclays	General Motors Acceptance Corp LLC 6.875% due 08/28/12 Ж	Sell	3.050%	09/20/12	900,000	(480,819)

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Goldman Sachs	General Motors Acceptance Corp LLC 6.875% due 08/28/12 Ж	Sell	3.050%	09/20/12	$4,100,000	($2,190,399)
Barclays	Ford Motor Credit Co LLC 7.000% due 10/01/13 Ж	Sell	3.800%	09/20/12	2,000,000	(862,099)
Morgan Stanley	Ford Motor Credit Co LLC 7.000% due 10/01/13 Ж	Sell	3.800%	09/20/12	3,200,000	(1,379,358)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12 Ж	Buy	(5.000%)	09/20/12	3,500,000	1,789,938
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 Ж	Sell	5.350%	09/20/12	100,000	(50,731)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12 Ж	Sell	5.400%	09/20/12	6,200,000	(3,141,708)
Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12 Ж	Sell	6.300%	09/20/12	200,000	(99,238)
Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12 Ж	Sell	7.000%	09/20/12	2,600,000	(1,268,780)
Merrill Lynch	Dow Jones CDX NA IG9 Index Ж	Buy	(0.600%)	12/20/12	53,900,000	2,608,347
Morgan Stanley	Dow Jones CDX NA IG9 Index Ж	Buy	(0.600%)	12/20/12	50,900,000	2,463,184
Bank of America	AutoZone Inc 5.875% due 10/15/12 Ж	Buy	(0.620%)	12/20/12	2,000,000	19,955
Deutsche Bank	Dow Jones CDX NA IG9 Index Ж	Sell	0.701%	12/20/12	23,900,000	266,003
Deutsche Bank	Dow Jones CDX NA IG9 Index Ж	Sell	0.708%	12/20/12	1,100,000	12,515
Deutsche Bank	Dow Jones CDX NA IG9 Index Ж	Sell	0.710%	12/20/12	500,000	5,738
UBS	Merrill Lynch & Co Inc 5.000% due 01/15/15 Ж	Buy	(0.920%)	12/20/12	4,000,000	464,600
Bank of America	Merrill Lynch & Co Inc 5.000% due 01/15/15 Ж	Buy	(0.950%)	12/20/12	1,500,000	172,716
Goldman Sachs	The Bear Stearns Cos Inc 5.300% due 10/30/15 Ж	Buy	(1.780%)	12/20/12	3,100,000	(48,316)
Credit Suisse	Henkel AG & Co 4.250% due 06/10/13 Ж	Sell	0.430%	03/20/13	EUR 5,000,000	(88,963)
UBS	Fannie Mae 5.250% due 08/01/12 Ж	Sell	1.350%	03/20/13	$19,000,000	(665,000)
BNP Paribas	Merrill Lynch & Co Inc 5.450% due 02/05/13 Ж	Buy	(1.380%)	03/20/13	9,000,000	927,294
Royal Bank of Scotland	American International Group Inc 6.250% due 05/01/36 Ж	Sell	1.975%	03/20/13	8,800,000	(2,970,617)
Bank of America	Starwoods Hotel & Resorts Worldwide Inc
	6.250% due 02/15/13 Ж	Buy	(2.370%)	03/20/13	3,000,000	47,285
Bank of America	Macys Retail Holdings Inc 5.875% due 01/15/13 Ж	Buy	(2.430%)	03/20/13	2,000,000	(11,657)
Barclays	Rexam PLC 6.750% due 06/01/13 Ж	Buy	(1.450%)	06/20/13	4,200,000	60,948
Barclays	Dow Jones CDX NA IG10 Index Ж	Buy	(1.550%)	06/20/13	23,700,000	282,960
Deutsche Bank	Dow Jones CDX NA IG10 Index Ж	Buy	(1.550%)	06/20/13	173,300,000	2,505,810
Goldman Sachs	Dow Jones CDX NA IG10 Index Ж	Buy	(1.550%)	06/20/13	130,600,000	563,288
Merrill Lynch	Dow Jones CDX NA IG10 Index Ж	Buy	(1.550%)	06/20/13	79,000,000	874,721
Morgan Stanley	Dow Jones CDX NA IG10 Index Ж	Buy	(1.550%)	06/20/13	84,500,000	972,591
Morgan Stanley	Embarq Corp 7.082% due 06/01/16 Ж	Buy	(2.140%)	06/20/13	5,000,000	260,205
Citigroup	HJ Heinz Co 5.350% due 07/15/13 Ж	Buy	(0.580%)	09/20/13	5,000,000	(11,649)
Barclays	Alcoa Inc 6.000% due 07/15/13 Ж	Buy	(1.200%)	09/20/13	3,000,000	38,349
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 Ж	Sell	2.100%	09/20/13	2,100,000	(120,834)
Bank of America	Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13 Ж	Buy	(0.460%)	12/20/13	6,200,000	50,685
Bank of America	Tyco International Group SA 6.000% due 11/15/13 Ж	Buy	(0.750%)	12/20/13	2,000,000	39,202
Deutsche Bank	International Lease Finance Corp 6.625% due 11/15/13 Ж	Buy	(1.600%)	12/20/13	3,200,000	701,385
Bank of America	Autozone Inc 6.500% due 01/15/14 Ж	Buy	(1.070%)	03/20/14	5,000,000	(25,721)
Bank of America	Liberty Mutual Group 5.750% due 03/15/14 Ж	Buy	(1.390%)	03/20/14	3,600,000	149,482
Bank of America	Duke Capital LLC 5.668% due 08/15/14 Ж	Buy	(0.830%)	09/20/14	5,200,000	116,889
Barclays	The Black & Decker Corp 4.750% due 11/01/14 Ж	Buy	(1.180%)	12/20/14	3,000,000	6,716
Morgan Stanley	American Electric Power Co Inc 5.250% due 06/01/15 Ж	Buy	(0.470%)	06/20/15	2,700,000	24,162
Citigroup	Exelon Corp 4.900% due 06/15/15 Ж	Buy	(0.960%)	06/20/15	6,000,000	555,410
Deutsche Bank	Marsh & McLennan Cos Inc 5.750% due 09/15/15 Ж	Buy	(0.600%)	09/20/15	3,000,000	17,721
Bank of America	Marsh & McLennan Cos Inc 5.750% due 09/15/15 Ж	Buy	(0.830%)	09/20/15	3,000,000	(23,383)
Royal Bank of Scotland	Simon Property Group LP 5.750% due 12/01/15 Ж	Buy	(1.010%)	12/20/15	2,700,000	91,836
Bank of America	ProLogis Trust 5.625% due 11/15/15 Ж	Buy	(1.480%)	12/20/15	8,000,000	1,448,884
Deutsche Bank	The Home Depot Inc 5.400% due 03/01/16 Ж	Buy	(1.565%)	03/20/16	1,250,000	3,993
Bank of America	AutoZone Inc 6.950% due 06/15/16 Ж	Buy	(0.870%)	06/20/16	5,000,000	48,364
Citigroup	Omincom Group Inc 5.900% due 04/15/16 Ж	Buy	(0.940%)	06/20/16	1,250,000	(18,181)
Bank of America	Western Union Co 5.930% due 10/01/16 Ж	Buy	(0.795%)	12/20/16	8,000,000	342,017
Citigroup	Masco BP Corp 6.125% due 10/03/16 Ж	Buy	(1.910%)	12/20/16	5,300,000	200,968
Royal Bank of Scotland	Macys Retail Holdings Inc 5.900% due 12/01/16 Ж	Buy	(2.111%)	12/20/16	2,000,000	31,510
Bank of America	Southwest Airlines Co 5.125% due 03/01/17 Ж	Buy	(1.320%)	03/20/17	3,000,000	55,234
Deutsche Bank	Cardinal Health Inc 6.000% due 06/15/17 Ж	Buy	(0.590%)	06/20/17	1,000,000	8,508
Barclays	Prudential Financial Inc 6.100% due 06/15/17 Ж	Buy	(0.870%)	06/20/17	1,000,000	176,391
Citigroup	Wachovia Corp 5.750% due 06/15/17 Ж	Buy	(2.325%)	06/20/17	3,000,000	148,613
Deutsche Bank	Macys Retail Holdings Inc 7.450% due 07/15/17 Ж	Buy	(2.110%)	09/20/17	1,000,000	16,731
Morgan Stanley	Limited Brands Inc 6.900% due 07/15/17 Ж	Buy	(3.113%)	09/20/17	1,000,000	(878)
Credit Suisse	Nucor Corp 5.750% due 12/01/17 Ж	Buy	(0.486%)	12/20/17	2,000,000	95,345
Credit Suisse	The Bear Stearns Co Inc 6.400% due 10/02/17 Ж	Buy	(0.760%)	12/20/17	5,600,000	252,061
Bank of America	Dow Jones CDX NA IG9 Index Ж	Buy	(0.800%)	12/20/17	5,200,000	261,381
Barclays	Dow Jones CDX NA IG9 Index Ж	Buy	(0.800%)	12/20/17	93,000,000	4,450,120
Goldman Sachs	Dow Jones CDX NA IG9 Index Ж	Buy	(0.800%)	12/20/17	13,300,000	661,038
BNP Paribas	The Bear Stearns Cos Inc 6.400% due 10/02/17 Ж	Buy	(0.810%)	12/20/17	1,000,000	41,491
Bank of America	Viacom Inc 6.125% due 10/05/17 Ж	Buy	(1.110%)	12/20/17	2,000,000	83,917
Deutsche Bank	Motorola Inc 6.000% due 11/15/17 Ж	Buy	(2.600%)	12/20/17	2,000,000	12,354
Bank of America	Ace INA Holdings Inc 5.800% due 03/15/18 Ж	Buy	(0.500%)	03/20/18	5,300,000	115,706
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 31, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Goldman Sachs	Kraft Foods Inc 6.125% due 02/01/18 Ж	Buy	(0.860%)	03/20/18	$2,000,000	$23,190
Deutsche Bank	The Bear Stearns Co Inc 7.250% due 02/01/18 Ж	Buy	(0.870%)	03/20/18	3,800,000	144,277
Deutsche Bank	Nordstrom Inc 6.250% due 01/15/18 Ж	Buy	(0.975%)	03/20/18	5,000,000	207,025
Bank of America	Nordstrom Inc 6.250% due 01/15/18 Ж	Buy	(0.990%)	03/20/18	2,400,000	96,841
Citigroup	The Goldman Sachs Group Inc 5.950% due 01/18/18 Ж	Buy	(1.130%)	03/20/18	3,000,000	493,831
Royal Bank of Scotland	Kraft Foods Inc 6.125% due 02/01/18 Ж	Buy	(1.130%)	03/20/18	1,000,000	(8,337)
Bank of America	Pactiv Corp 6.400% due 01/15/18 Ж	Buy	(1.170%)	03/20/18	1,500,000	(13,377)
BNP Paribas	The Bear Stearns Co Inc 7.250% due 02/01/18 Ж	Buy	(2.180%)	03/20/18	8,000,000	(447,922)
Goldman Sachs	Health Care Properties Inc 6.700% due 01/30/18 Ж	Buy	(2.910%)	03/20/18	3,000,000	87,536
Bank of America	Baxter International Inc 5.375% due 06/01/18 Ж	Buy	(0.310%)	06/20/18	4,700,000	13,855
Goldman Sachs	The Travelers Cos Inc 5.800% due 05/15/18 Ж	Buy	(0.590%)	06/20/18	300,000	9,934
Deutsche Bank	The Travelers Cos Inc 5.800% due 05/15/18 Ж	Buy	(0.620%)	06/20/18	5,000,000	154,358
Deutsche Bank	Sempra Energy 6.150% due 06/15/18 Ж	Buy	(0.670%)	06/20/18	2,000,000	58,604
Barclays	Genworth Financial Inc 6.515% due 05/22/18 Ж	Buy	(0.830%)	06/20/18	4,000,000	1,367,425
Barclays	Genworth Financial Inc 6.515% due 05/22/18 Ж	Buy	(0.960%)	06/20/18	100,000	33,594
Citigroup	Kraft Foods Inc 6.125% due 08/23/18 Ж	Buy	(0.980%)	06/20/18	2,000,000	6,242
Deutsche Bank	Genworth Financial Inc 6.515% due 05/22/18 Ж	Buy	(0.980%)	06/20/18	600,000	201,018
Morgan Stanley	Prologis Trust 6.625% due 05/15/18 Ж	Buy	(1.320%)	06/20/18	5,400,000	1,175,158
Citigroup	Merrill Lynch & Co Inc 6.875% due 04/25/18 Ж	Buy	(1.380%)	06/20/18	2,600,000	374,272
Bank of America	Starwood Hotels & Resorts Worldwide Inc Ж 6.750% due 05/15/18 Ж	Buy	(1.490%)	06/20/18	3,900,000	354,631
Goldman Sachs	Dow Jones CDX NA IG10 Index Ж	Buy	(1.500%)	06/20/18	7,500,000	231,592
Goldman Sachs	Telecom Italia Capital Co 6.999% due 06/04/18 Ж	Buy	(1.550%)	06/20/18	3,300,000	215,365
Credit Suisse	Deutsche Telekom International Finance BV 6.750% due 08/20/18 Ж	Buy	(1.080%)	09/20/18	4,500,000	68,047
Goldman Sachs	Autozone Inc 7.125% due 08/01/18 Ж	Buy	(1.090%)	09/20/18	5,000,000	(2,037)
Bank of America	Alcoa Inc 6.750% due 07/15/18 Ж	Buy	(1.290%)	09/20/18	5,000,000	146,483
Bank of America	Tyco International Finance Co 7.000% due 12/15/19 Ж	Buy	(1.120%)	12/20/19	4,000,000	122,841
Morgan Stanley	Commercial Mortgage-Backed Securities Index Ж	Sell	0.080%	12/13/49	10,700,000	696,020

						$13,483,945

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley	6-Month JPY-LIBOR Ж	Pay	1.000%	03/18/09	JPY 12,000,000,000	$259,459
Barclays	6-Month GBP-LIBOR Ж	Pay	5.000%	06/15/09	GBP 8,800,000	15,226
Barclays	6-Month Australian Bank Bill Ж	Pay	7.000%	12/15/09	AUD 56,500,000	301,154
Morgan Stanley	6-Month Australian Bank Bill Ж	Pay	7.000%	12/15/09	58,400,000	309,007
Morgan Stanley	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/09	$162,100,000	82,194
Morgan Stanley	6-Month GBP-LIBOR Ж	Pay	5.000%	12/19/09	GBP 76,900,000	(26,998)
Citigroup	6-Month Australian Bank Bill Ж	Pay	6.500%	01/15/10	AUD 14,800,000	1,373
Deutsche Bank	6-Month Australian Bank Bill Ж	Pay	6.500%	01/15/10	58,000,000	16,943
JPMorgan Chase	6-Month Australian Bank Bill Ж	Pay	6.500%	01/15/10	9,700,000	231
Royal Bank of Canada	6-Month Australian Bank Bill Ж	Pay	6.500%	01/15/10	6,000,000	3,196
Deutsche Bank	6-Month EUR-LIBOR Ж	Pay	4.500%	03/19/10	EUR 43,000,000	(145,954)
Morgan Stanley	6-Month EUR-LIBOR Ж	Pay	4.500%	03/19/10	42,900,000	(145,492)
Deutsche Bank	6-Month GBP-LIBOR Ж	Pay	6.000%	03/20/10	GBP 173,900,000	32,319
Credit Suisse	3-Month USD-LIBOR Ж	Pay	4.000%	06/17/10	$103,200,000	(56,280)
Deutsche Bank	3-Month USD-LIBOR Ж	Pay	4.000%	06/17/10	137,800,000	131,251
Merrill Lynch	3-Month USD-LIBOR Ж	Pay	4.000%	06/17/10	24,400,000	249,969
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Pay	4.000%	06/17/10	138,500,000	1,443,468
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	2.103%	09/14/10	EUR 10,000,000	(82,898)
Credit Suisse	6-Month GBP-LIBOR Ж	Pay	5.000%	09/15/10	GBP 29,000,000	773,718
Royal Bank of Scotland	6-Month GBP-LIBOR Ж	Pay	5.000%	09/15/10	21,400,000	599,555
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	2.090%	10/15/10	EUR 5,300,000	(29,025)
Barclays	France CPI Excluding Tobacco Ж	Pay	2.103%	10/15/10	1,100,000	(8,704)
UBS	France CPI Excluding Tobacco Ж	Pay	2.146%	10/15/10	3,800,000	(29,591)
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	2.040%	02/21/11	10,200,000	(158,606)
Goldman Sachs	6-Month EUR-LIBOR Ж	Pay	4.500%	03/18/11	10,600,000	39,308
Deutsche Bank	6-Month Australian Bank Bill Ж	Pay	7.500%	06/15/11	AUD 221,900,000	4,797,125
JPMorgan Chase	France CPI Excluding Tobacco Ж	Pay	2.028%	10/15/11	EUR 7,400,000	(166,537)
UBS	France CPI Excluding Tobacco Ж	Pay	2.095%	10/15/11	15,100,000	(265,102)
JPMorgan Chase	France CPI Excluding Tobacco Ж	Pay	1.970%	12/15/11	12,100,000	(421,914)
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 31, 2008 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Goldman Sachs	France CPI Excluding Tobacco Ж	Pay	1.976%	12/15/11	EUR 10,800,000	($378,831)
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	1.988%	12/15/11	15,600,000	(495,667)
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	10.115%	01/02/12	BRL 21,000,000	(875,690)
UBS	BRL-CDI-Compounded Ж	Pay	10.575%	01/02/12	86,100,000	(3,681,960)
Barclays	BRL-CDI-Compounded Ж	Pay	10.680%	01/02/12	119,300,000	(3,304,297)
Barclays	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12	2,000,000	(21,296)
Merrill Lynch	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12	48,000,000	(562,659)
Morgan Stanley	BRL-CDI-Compounded Ж	Pay	12.540%	01/02/12	13,000,000	(164,915)
HSBC	BRL-CDI-Compounded Ж	Pay	14.765%	01/02/12	11,400,000	(14,591)
Merrill Lynch	BRL-CDI-Compounded Ж	Pay	14.765%	01/02/12	11,900,000	8,251
Barclays	France CPI Excluding Tobacco Ж	Pay	1.948%	03/15/12	EUR 3,800,000	(152,556)
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	1.983%	03/15/12	6,000,000	(230,189)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.955%	03/28/12	1,100,000	(45,389)
Royal Bank of Scotland	France CPI Excluding Tobacco Ж	Pay	1.950%	03/30/12	4,100,000	(171,569)
Goldman Sachs	France CPI Excluding Tobacco Ж	Pay	1.960%	03/30/12	2,000,000	(85,697)
Barclays	France CPI Excluding Tobacco Ж	Pay	1.960%	04/05/12	900,000	(36,716)
Barclays	France CPI Excluding Tobacco Ж	Pay	1.980%	04/30/12	2,800,000	(116,155)
Barclays	France CPI Excluding Tobacco Ж	Pay	2.070%	09/14/12	17,500,000	(637,977)
Morgan Stanley	6-Month GBP-LIBOR Ж	Pay	5.000%	09/17/13	GBP 18,400,000	41,654
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Pay	4.000%	12/17/13	$42,800,000	632,698
Barclays	6-Month GBP-LIBOR Ж	Pay	5.000%	03/18/14	GBP 300,000	6,061
Barclays	France CPI Excluding Tobacco Ж	Pay	2.138%	01/19/16	EUR 1,800,000	(74,339)
BNP Paribas	France CPI Excluding Tobacco Ж	Pay	2.150%	01/19/16	15,000,000	(573,875)
Barclays	28-Day Mexico Interbank TIIE Banxico Ж	Pay	8.720%	09/05/16	MXN 49,000,000	(17,266)
UBS	Eurostat Eurozone HICP Excluding Tobacco Ж	Receive	2.275%	10/15/16	EUR 7,500,000	(134,178)
UBS	France CPI Excluding Tobacco Ж	Pay	2.350%	10/15/16	7,500,000	(134,178)
JPMorgan Chase	France CPI Excluding Tobacco Ж	Pay	2.353%	10/15/16	7,100,000	(103,881)
Barclays	United Kingdom RPI Index Ж	Pay	3.100%	11/14/16	GBP 10,000,000	(1,087,942)
Barclays	28-Day Mexico Interbank TIIE Banxico Ж	Pay	8.330%	02/14/17	MXN 35,000,000	(90,648)
Barclays	United Kingdom RPI Index Ж	Pay	3.250%	12/14/17	GBP 10,200,000	(891,419)
Barclays	6-Month Australian Bank Bill Ж	Receive	6.750%	12/15/17	AUD 7,000,000	(186,169)
Morgan Stanley	6-Month Australian Bank Bill Ж	Receive	6.750%	12/15/17	7,300,000	(191,274)
Royal Bank of Scotland	United Kingdom RPI Index Ж	Pay	3.183%	12/19/17	GBP 18,700,000	(1,759,937)
Bank of America	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	$10,000,000	(336,941)
Barclays	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	180,900,000	(9,336,965)
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	19,600,000	(137,028)
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	72,600,000	(1,486,611)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/18	134,000,000	(2,313,798)
HSBC	6-Month EUR-LIBOR Ж	Pay	5.000%	03/18/19	EUR 3,400,000	(18,359)
Deutsche Bank	3-Month USD-LIBOR Ж	Receive	5.000%	12/20/21	$23,400,000	(2,576,912)
Bank of America	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/23	1,900,000	(88,189)
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/23	89,300,000	(3,676,633)
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/23	37,400,000	(1,491,071)
Bank of America	3-Month USD-LIBOR Ж	Pay	5.000%	06/20/27	15,000,000	1,052,979
Royal Bank of Scotland	United Kingdom RPI Index Ж	Pay	3.440%	09/10/27	GBP 4,700,000	(865,802)
Barclays	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/28	$16,600,000	(428,307)
Goldman Sachs	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/28	2,200,000	47,296
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/28	23,800,000	(1,048,429)
Barclays	6-Month GBP-LIBOR Ж	Receive	4.000%	12/15/35	GBP 15,000,000	73,940
Credit Suisse	6-Month GBP-LIBOR Ж	Receive	4.000%	12/15/35	11,500,000	52,899
HSBC	6-Month GBP-LIBOR Ж	Receive	4.250%	06/12/36	6,700,000	486,451
Bank of America	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	$37,900,000	710,990
Barclays	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	34,800,000	(885,777)
Citigroup	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	13,400,000	(974,768)
Credit Suisse	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	8,400,000	(121,525)
Deutsche Bank	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	1,200,000	42,727
Goldman Sachs	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	21,500,000	(440,941)
Merrill Lynch	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	20,800,000	(296,833)
Morgan Stanley	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	3,600,000	65,029
Royal Bank of Scotland	3-Month USD-LIBOR Ж	Receive	5.000%	12/17/38	33,200,000	(226,592)
Barclays	6-Month GBP-LIBOR Ж	Receive	4.500%	03/18/39	GBP 100,000	(2,175)
Barclays	6-Month GBP-LIBOR Ж	Receive	5.000%	03/18/39	15,400,000	(1,009,751)
Goldman Sachs	6-Month GBP-LIBOR Ж	Receive	5.000%	03/18/39	500,000	(26,482)

						($33,271,779)

Total Swap Agreements						($19,787,834)

(l) Securities with an aggregate market value of $95,061,050 were pledged as collateral for securities purchased on a delayed-delivery basis as of September 30, 2008.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.43%

Consumer Discretionary - 17.26%

Comcast Corp ‘A’ †	4,372,200	$85,826,286
J.C. Penney Co Inc †	371,600	12,389,144
Liberty Media Corp - Entertainment ‘A’ *	921,560	23,011,353
Liberty Media Corp - Interactive ‘A’ * †	1,389,925	17,943,932
Lowe’s Cos Inc	650,800	15,417,452
Macy’s Inc †	743,600	13,369,928
News Corp ‘B’	1,867,600	22,691,340
The Home Depot Inc †	495,500	12,828,495
Time Warner Inc	5,119,300	67,114,023
Viacom Inc ‘B’ *	2,448,800	60,828,192

		331,420,145

Consumer Staples - 17.34%

Altria Group Inc	524,400	10,404,096
Cadbury PLC ADR (United Kingdom)	971,976	39,792,698
CVS Caremark Corp	495,900	16,691,994
Dr Pepper Snapple Group Inc * †	474,132	12,555,015
Kimberly-Clark Corp	419,800	27,219,832
Kraft Foods Inc ‘A’	1,950,579	63,881,462
Phillip Morris International Inc	260,800	12,544,480
Sara Lee Corp	731,600	9,240,108
The Coca-Cola Co	556,900	29,448,872
The Procter & Gamble Co	158,700	11,059,803
Unilever NV ‘NY’ (Netherlands)	1,380,000	38,860,800
Wal-Mart Stores Inc	1,020,500	61,117,745

		332,816,905

Financials - 25.64%

Aflac Inc	137,600	8,084,000
Bank of America Corp	2,438,000	85,330,000
Barclays PLC ADR (United Kingdom)	49,400	1,220,180
Berkshire Hathaway Inc ‘B’ *	3,213	14,121,135
Citigroup Inc	2,903,600	59,552,836
Genworth Financial Inc ‘A’	413,800	3,562,818
JPMorgan Chase & Co	996,800	46,550,560
Merrill Lynch & Co Inc †	373,400	9,447,020
MetLife Inc †	475,700	26,639,200
The Bank of New York Mellon Corp	1,277,854	41,632,483
The Chubb Corp	1,349,340	74,078,766
The Goldman Sachs Group Inc	50,600	6,476,800
The Hartford Financial Services Group Inc	473,700	19,416,963
The PNC Financial Services Group Inc †	267,400	19,974,780
The Travelers Cos Inc	508,900	23,002,280
Torchmark Corp †	163,600	9,783,280
U.S. Bancorp	382,200	13,766,844
Wells Fargo & Co †	791,800	29,716,254

		492,356,199

Health Care - 12.51%

Abbott Laboratories	230,200	13,254,916
Boston Scientific Corp *	1,627,500	19,969,425
Bristol-Myers Squibb Co	2,046,100	42,661,185
Cardinal Health Inc	770,000	37,945,600
Eli Lilly & Co	282,000	12,416,460
GlaxoSmithKline PLC ADR † (United Kingdom)	220,700	9,591,622
Pfizer Inc	1,433,500	26,433,740
Roche Holding AG ADR (Switzerland)	73,200	5,696,051
Schering-Plough Corp	1,904,200	35,170,574
UnitedHealth Group Inc	271,700	6,898,463
WellPoint Inc *	178,800	8,362,476
Wyeth	590,500	21,813,070

		240,213,582

Industrials - 2.17%

General Electric Co	871,202	22,215,651
Southwest Airlines Co †	1,342,100	19,473,871

		41,689,522

Information Technology - 9.07%

Alcatel-Lucent ADR * † (France)	1,538,500	5,907,840
Cognex Corp †	46,500	937,440
Computer Sciences Corp * †	228,600	9,187,434
Dell Inc *	1,261,200	20,784,576
eBay Inc *	1,562,400	34,966,512
Flextronics International Ltd * (Singapore)	122,300	865,884
Hewlett-Packard Co	396,300	18,324,912
Intel Corp	603,200	11,297,936
International Business Machines Corp †	344,500	40,292,720
KLA-Tencor Corp †	280,600	8,880,990
Microsoft Corp	419,200	11,188,448
Telefonaktiebolaget LM Ericsson ADR † (Sweden)	638,100	6,017,283
The Western Union Co	223,500	5,513,745

		174,165,720

Materials - 6.16%

Alcoa Inc	208,500	4,707,930
E.I. du Pont de Nemours & Co	748,167	30,151,130
International Paper Co †	3,183,417	83,341,857

		118,200,917

Telecommunication Services - 5.28%

AT&T Inc	1,309,800	36,569,616
Verizon Communications Inc	2,018,000	64,757,620

		101,327,236

Total Common Stocks (Cost $2,237,685,466)		1,832,190,226

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.48%

Repurchase Agreement - 3.48%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $66,830,320; collateralized by Federal Home Loan Bank: 4.375% due 09/17/10 and market value $68,166,240)	$66,828,000	66,828,000

Total Short-Term Investment (Cost $66,828,000)		66,828,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.91% (Cost $2,304,513,466)		1,899,018,226

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.46%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $66,487,012)	66,487,012	$66,487,012

TOTAL INVESTMENTS - 102.37% (Cost $2,371,000,478)		1,965,505,238

OTHER ASSETS & LIABILITIES, NET - (2.37%)		(45,513,719)

NET ASSETS - 100.00%		$1,919,991,519

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.56%

Health Care - 0.56%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * Ж	367,342	$4,408,104

Total Convertible Preferred Stocks (Cost $4,408,104)		4,408,104

COMMON STOCKS - 94.58%

Consumer Discretionary - 26.50%

Abercrombie & Fitch Co ‘A’ †	299,938	11,832,554
Ascent Media Corp ‘A’ *	30,219	737,645
Choice Hotels International Inc †	258,180	6,996,678
Ctrip.com International Ltd ADR † (Cayman)	496,647	19,175,541
Discovery Communications Inc ‘A’ *	302,190	4,306,200
Discovery Communications Inc ‘C’ *	302,190	4,279,003
Gafisa SA ADR † (Brazil)	398,484	10,241,039
Groupe Aeroplan Inc (Canada)	604,475	7,491,685
Grupo Televisa SA ADR (Mexico)	402,585	8,804,534
Li & Fung Ltd + (Bermuda)	5,552,000	13,586,003
Lululemon Athletica Inc * †	312,658	7,200,514
Mohawk Industries Inc * †	113,592	7,654,965
Morningstar Inc * †	287,902	15,969,924
New Oriental Education & Technology Group Inc ADR * † (Cayman)	137,383	8,825,484
NVR Inc * †	14,608	8,355,776
Penn National Gaming Inc *	115,929	3,080,234
priceline.com Inc * †	188,288	12,884,548
Starbucks Corp *	1,141,805	16,978,640
Strayer Education Inc †	45,979	9,207,755
Wynn Resorts Ltd †	388,650	31,729,386

		209,338,108

Energy - 12.88%

IHS Inc ‘A’ *	304,672	14,514,574
Petrohawk Energy Corp *	189,932	4,108,229
Range Resources Corp	216,030	9,261,206
Southwestern Energy Co * †	1,102,890	33,682,261
Ultra Petroleum Corp * (Canada)	725,339	40,140,260

		101,706,530

Financials - 11.38%

Alleghany Corp * †	29,423	10,739,395
Brookfield Asset Management Inc ‘A’ † (Canada)	495,809	13,604,999
Calamos Asset Management Inc ‘A’ †	548,993	9,837,955
Forest City Enterprises Inc ‘A’ †	339,032	10,398,111
GLG Partners Inc †	702,381	3,806,905
IntercontinentalExchange Inc *	137,619	11,103,101
Leucadia National Corp †	669,763	30,434,031

		89,924,497

Health Care - 11.03%

Gen-Probe Inc *	261,804	13,888,702
Illumina Inc * †	715,800	29,011,374
Intuitive Surgical Inc * †	44,333	10,683,366
Mindray Medical International Ltd ADR † (Cayman)	378,184	12,756,147
Techne Corp *	287,835	20,758,660

		87,098,249

Industrials - 9.96%

Aecom Technology Corp *	254,521	6,220,493
C.H. Robinson Worldwide Inc	445,215	22,688,156
Covanta Holding Corp *	482,479	11,550,547
Expeditors International of Washington Inc	411,587	14,339,691
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	295,249	7,546,564
Monster Worldwide Inc * †	432,473	6,448,172
The Corporate Executive Board Co †	315,005	9,843,906

		78,637,529

Information Technology - 12.68%

Akamai Technologies Inc *	288,314	5,028,196
Alibaba.com Ltd * † + (Cayman)	7,665,800	7,111,913
Baidu.com Inc ADR * † (Cayman)	85,199	21,148,948
Equinix Inc * †	113,765	7,902,117
Redecard SA (Brazil)	1,215,540	15,139,155
salesforce.com inc * †	257,817	12,478,343
Tencent Holdings Ltd + (Cayman)	3,182,600	23,262,725
Teradata Corp *	413,499	8,063,230

		100,134,627

Materials - 7.27%

Intrepid Potash Inc *	207,415	6,251,488
Martin Marietta Materials Inc †	216,339	24,225,641
Nalco Holding Co	825,826	15,310,814
Rockwood Holdings Inc *	239,309	6,140,669
Texas Industries Inc †	135,404	5,532,607

		57,461,219

Telecommunication Services - 1.53%

NII Holdings Inc *	318,867	12,091,437

Utilities - 1.35%

Questar Corp	261,515	10,701,194

Total Common Stocks (Cost $951,789,256)		747,093,390

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.51%

Repurchase Agreement - 4.51%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $35,650,238; collateralized by Federal Home Loan Bank: 4.375%% due 09/17/10 and market value $36,362,172)	$35,649,000	35,649,000

Total Short-Term Investment (Cost $35,649,000)		35,649,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.65% (Cost $991,846,360)		787,150,494

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.61%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $178,597,550)	178,597,550	$178,597,550

TOTAL INVESTMENTS - 122.26% (Cost $1,170,443,910)		965,748,044

OTHER ASSETS & LIABILITIES, NET - (22.26%)		(175,873,510)

NET ASSETS - 100.00%		$789,874,534

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $43,960,641 or 5.57% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) 0.56% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.60%

Consumer Discretionary - 4.56%

Morgans Hotel Group Co * †	292,918	$3,195,735
Starwood Hotels & Resorts Worldwide Inc	1,092,505	30,743,091

		33,938,826

Financials - 89.76%

Acadia Realty Trust REIT †	276,150	6,981,072
AMB Property Corp REIT †	242,470	10,983,891
AvalonBay Communities Inc REIT †	586,483	57,721,657
Boston Properties Inc REIT †	444,145	41,598,621
Brookfield Properties Corp † (Canada)	1,913,997	30,317,712
Camden Property Trust REIT †	239,186	10,969,070
Care Investment Trust Inc REIT	107,025	1,228,647
DCT Industrial Trust Inc REIT	475,320	3,560,147
Developers Diversified Realty Corp REIT †	20,890	662,004
Douglas Emmett Inc REIT	282,358	6,513,999
Duke Realty Corp REIT †	258,640	6,357,371
Equity Lifestyle Properties Inc REIT †	268,037	14,214,002
Equity One Inc REIT †	2,200	45,078
Equity Residential REIT	1,107,057	49,164,401
Extendicare REIT (Canada)	40,170	262,327
Federal Realty Investment Trust REIT †	218,326	18,688,706
Forest City Enterprises Inc ‘A’ †	651,530	19,982,425
General Growth Properties Inc REIT †	485,689	7,333,904
HCP Inc REIT	367,338	14,741,274
Healthcare Realty Trust Inc REIT †	808,950	23,580,892
Hersha Hospitality Trust REIT	307,466	2,287,547
Host Hotels & Resorts Inc REIT †	2,174,496	28,899,052
Kilroy Realty Corp REIT †	131,249	6,272,390
Kimco Realty Corp REIT †	660	24,380
Liberty Property Trust REIT †	419,592	15,797,639
Mack-Cali Realty Corp REIT	537,487	18,204,685
National Health Investors Inc REIT †	68,156	2,329,572
Plum Creek Timber Co Inc REIT †	340,133	16,959,031
Post Properties Inc REIT †	512,356	14,330,597
ProLogis REIT †	571,115	23,569,916
PS Business Parks Inc REIT †	115,427	6,648,595
Public Storage REIT †	193,257	19,134,376
Ramco-Gershenson Properties Trust REIT †	104,750	2,348,495
Regency Centers Corp REIT	525,679	35,057,533
Senior Housing Properties Trust REIT †	1,033,240	24,622,109
Simon Property Group Inc REIT †	682,725	66,224,325
SL Green Realty Corp REIT †	16,445	1,065,636
Sovran Self Storage Inc REIT †	172,487	7,708,444
Strategic Hotels & Resorts Inc REIT †	957,374	7,228,174
Taubman Centers Inc REIT	158,700	7,935,000
The Macerich Co REIT †	201,235	12,808,608
Vornado Realty Trust REIT †	256,130	23,295,024
Weingarten Realty Investors REIT †	9,990	356,343

		668,014,671

Health Care - 1.28%

Assisted Living Concepts Inc ‘A’ *	928,588	5,915,106
Brookdale Senior Living Inc †	162,652	3,576,717

		9,491,823

Total Common Stocks (Cost $718,130,198)		711,445,320

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.00%

Repurchase Agreement - 4.00%

Fixed Income Clearing Corp 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $29,788,034; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $30,383,719)	$29,787,000	29,787,000

Total Short-Term Investment (Cost $29,787,000)		29,787,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.60% (Cost $747,917,198)		741,232,320

	Shares
SECURITIES LENDING COLLATERAL - 27.64%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $205,672,502)	205,672,502	205,672,502

TOTAL INVESTMENTS - 127.24% (Cost $953,589,700)		946,904,822

OTHER ASSETS & LIABILITIES, NET - (27.24%)		(202,713,180)

NET ASSETS - 100.00%		$744,191,642

Notes to Schedule of Investments
(a) As of September 30, 2008, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	21.25%
Office/Industrial	21.23%
Residential	17.76%
Healthcare/Assisted Living	10.25%
Lodging	9.72%
Diversified	9.50%
Self Storage	3.61%
Land	2.28%

95.60%
Short-Term Investment & Securities Lending Collateral	31.64%
Other Assets & Liabilities, Net	(27.24%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.07%

Consumer Discretionary - 5.51%

Aaron Rents Inc †	257,641	$6,974,342
AFC Enterprises Inc * †	195,720	1,420,927
Best Buy Co Inc †	83,602	3,135,075
Omnicom Group Inc	45,750	1,764,120
Phillips-Van Heusen Corp	328,291	12,445,512
Ross Stores Inc	110,414	4,064,339
Sonic Corp * †	188,200	2,742,074
Staples Inc	166,653	3,749,692
Wendy’s/Arby’s Group Inc ‘A’	1,080,494	5,683,398

		41,979,479

Consumer Staples - 4.90%

Archer-Daniels-Midland Co	147,979	3,242,220
Energizer Holdings Inc * †	106,014	8,539,428
Ralcorp Holdings Inc * †	290,736	19,598,514
TreeHouse Foods Inc *	199,950	5,938,515

		37,318,677

Energy - 6.87%

Arena Resources Inc *	118,725	4,612,466
Cal Dive International Inc * †	617,209	6,542,415
Complete Production Services Inc *	89,700	1,805,661
Concho Resources Inc *	217,550	6,006,556
Dresser-Rand Group Inc *	140,080	4,408,318
Encore Acquisition Co *	161,675	6,754,782
Massey Energy Co	56,825	2,026,948
Oil States International Inc *	87,450	3,091,358
Petrohawk Energy Corp *	102,800	2,223,564
PetroQuest Energy Inc * †	234,125	3,593,819
Pioneer Natural Resources Co †	66,115	3,456,492
SandRidge Energy Inc *	185,889	3,643,424
Superior Energy Services Inc * †	134,772	4,196,800

		52,362,603

Financials - 20.50%

ACE Ltd (Switzerland)	151,375	8,193,929
Affiliated Managers Group Inc * †	123,658	10,245,065
Aspen Insurance Holdings Ltd (Bermuda)	254,975	7,011,812
Cullen/Frost Bankers Inc †	132,875	7,972,500
Delphi Financial Group Inc ‘A’	197,450	5,536,498
Federated Investors Inc ‘B’	362,292	10,452,124
First Cash Financial Services Inc * †	386,616	5,799,240
HCC Insurance Holdings Inc	690,278	18,637,506
IPC Holdings Ltd (Bermuda)	444,467	13,427,348
Jefferies Group Inc †	135,524	3,035,738
MFA Mortgage Investments Inc REIT	599,550	3,897,075
People’s United Financial Inc †	221,851	4,270,632
Prosperity Bancshares Inc †	170,239	5,786,424
Raymond James Financial Inc †	574,611	18,950,671
TD Ameritrade Holding Corp *	227,246	3,681,385
United Bankshares Inc †	173,993	6,089,755
United Fire & Casualty Co †	94,959	2,714,878
W.R. Berkley Corp	310,075	7,302,266
Waddell & Reed Financial Inc ‘A’	304,525	7,536,994
Willis Group Holdings Ltd † (Bermuda)	177,327	5,720,569

		156,262,409

Health Care - 8.03%

Barr Pharmaceuticals Inc *	81,231	5,304,384
Coventry Health Care Inc *	149,673	4,871,856
DaVita Inc *	134,432	7,663,968
Healthspring Inc * †	355,675	7,526,083
inVentiv Health Inc * †	229,600	4,054,736
LHC Group Inc *	218,615	6,226,155
Owens & Minor Inc †	28,000	1,358,000
Pediatrix Medical Group Inc * †	320,433	17,277,747
Zimmer Holdings Inc *	107,325	6,928,902

		61,211,831

Industrials - 19.08%

A.O. Smith Corp	99,375	3,894,506
Actuant Corp ‘A’ †	222,425	5,614,007
Alliant Techsystems Inc * †	86,201	8,097,722
Belden Inc	121,125	3,850,564
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	39,419	758,422
Eagle Bulk Shipping Inc †	218,225	3,042,056
Eaton Corp	41,950	2,356,751
Equifax Inc	52,250	1,800,012
Forward Air Corp †	156,150	4,251,964
Foster Wheeler Ltd * (Bermuda)	60,513	2,185,124
General Cable Corp * †	226,996	8,087,867
Harsco Corp	130,175	4,841,208
Healthcare Services Group Inc †	242,112	4,428,228
Kaydon Corp †	165,871	7,474,147
KHD Humboldt Wedag International Ltd * (Canada)	62,150	1,192,037
Lincoln Electric Holdings Inc	162,292	10,436,999
McDermott International Inc * (Panama)	117,945	3,013,495
Moog Inc ‘A’ * †	116,510	4,995,949
Nordson Corp †	47,445	2,330,024
Pitney Bowes Inc †	125,382	4,170,205
Regal-Beloit Corp †	279,601	11,888,635
Rockwell Automation Inc	64,947	2,425,121
RR Donnelley & Sons Co	212,375	5,209,559
Team Inc *	45,461	1,642,051
Teleflex Inc †	197,135	12,516,101
Terex Corp *	88,325	2,695,679
URS Corp *	161,500	5,922,205
Waste Connections Inc * †	250,240	8,583,232
Watson Wyatt Worldwide Inc ‘A’ †	154,925	7,704,420

		145,408,290

Information Technology - 12.50%

Amdocs Ltd * (United Kingdom)	243,269	6,660,705
ATMI Inc * †	255,190	4,588,316
CommScope Inc * †	219,587	7,606,494
Fiserv Inc *	118,755	5,619,487
MICROS Systems Inc * †	176,315	4,700,558
Microsemi Corp * †	332,275	8,466,367
NICE Systems Ltd ADR * (Israel)	334,932	9,123,548
Nuance Communications Inc * †	501,425	6,112,371
Rofin-Sinar Technologies Inc * †	153,294	4,692,329
SRA International Inc ‘A’ *	321,450	7,274,414
Sybase Inc * †	486,525	14,897,396
Tyler Technologies Inc * †	346,450	5,255,646
Varian Semiconductor Equipment Associates Inc * †	408,653	10,265,363

		95,262,994

Materials - 5.97%

Airgas Inc	154,250	7,658,513
Albemarle Corp	100,316	3,093,745
Cleveland-Cliffs Inc	12,763	675,673
Hercules Inc	268,283	5,309,321
Nalco Holding Co	112,225	2,080,652
Pactiv Corp *	527,375	13,094,721
Silgan Holdings Inc †	146,250	7,471,913
The Scotts Miracle-Gro Co ‘A’ †	259,600	6,136,944

		45,521,482

Telecommunication Services - 1.29%

Syniverse Holdings Inc *	590,125	9,801,976

See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Utilities - 4.42%

Atmos Energy Corp †	348,075	$9,265,757
Calpine Corp *	398,771	5,184,023
Vectren Corp	350,025	9,748,196
Westar Energy Inc †	413,315	9,522,778

		33,720,754

Total Common Stocks (Cost $742,322,774)		678,850,495

EXCHANGE-TRADED FUND - 0.95%

iShares Russell 2000 Value Index Fund	108,250	7,278,730

Total Exchange-Traded Fund (Cost $7,374,921)		7,278,730

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.55%

Repurchase Agreement - 6.55%

State Street Bank and Trust Co 1.250% due 10/01/08 (Dated 09/30/08, repurchase price of $49,902,733; collateralized by Federal Home Loan Bank: 2.280% due 04/24/09 and market value $50,901,156)	$49,901,000	49,901,000

Total Short-Term Investment (Cost $49,901,000)		49,901,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 96.57% (Cost $799,598,695)		736,030,225

	Shares
SECURITIES LENDING COLLATERAL - 17.46%

The Mellon GSL DBT II Collateral Fund 3.394% Δ (Cost $133,060,191)	133,060,191	133,060,191

TOTAL INVESTMENTS - 114.03% (Cost $932,658,886)		869,090,416

OTHER ASSETS & LIABILITIES, NET - (14.03%)		(106,905,164)

NET ASSETS - 100.00%		$762,185,252

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 138

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2008 (Unaudited)

Explanation of Symbols for Schedules of Investments
*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of September 30, 2008.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

Δ	Rate shown reflects 7-day yield as of September 30, 2008.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers dealers, market makers, or in good faith under the procedures established by the Board.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2008.

¤	Securities were in default as of September 30, 2008.

±	Securities are grouped by coupon rate and represent a range of maturities.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully or partially segregated with the broker(s)/ custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts, and/or swap contracts as of September 30, 2008.

∞	Unsettled position. Contract rates do not take effect until settlement date.

•	Participation interests in loans.

Ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures. Under the Fund’s policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a portfolio has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell a holding quickly for its full value.

Explanation of Terms for Schedules of Investments
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMM	Constant Maturity Mortgage Rate
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HIS	Hong Kong Stock Exchange
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings
shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XBSP	Sao Paulo Exchange
XVTX	Virt-X Pan-European Stock Exchange
Note:
The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
September 30, 2008 (Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments securities for Federal income tax purposes as of September 30, 2008, are presented in the table below:

				Net	Net Appreciation	Total Net
	Total Cost on	Gross	Gross	Appreciation	(Depreciation)	Appreciation
Portfolios	Tax Basis	Appreciation	Depreciation	(Depreciation)	on Other(1)	(Depreciation)

Small-Cap Growth	$1,055,748,677	$47,068,432	($156,400,326)	($109,331,894)	$—	($109,331,894)
International Value	3,786,499,381	63,214,031	(970,812,320)	(907,598,289)	(1,227,518)	(908,825,807)
Long/Short Large-Cap	1,275,579,975	15,099,045	(178,877,643)	(163,778,598)	16,008,299	(147,770,299)
International Small-Cap	935,632,731	22,156,377	(199,569,221)	(177,412,844)	(286,960)	(177,699,804)
Equity Index	2,842,946,781	79,714,013	(519,246,276)	(439,532,263)	(1,194,043)	(440,726,306)
Small-Cap Index	912,666,338	34,339,786	(162,709,109)	(128,369,323)	(1,456,643)	(129,825,966)
Diversified Research	1,128,632,816	34,493,016	(168,489,080)	(133,996,064)	(2)	(133,996,066)
Equity	233,592,218	8,227,946	(42,802,554)	(34,574,608)	—	(34,574,608)
American Funds Growth-Income	1,977,949,518	—	(495,609,917)	(495,609,917)	—	(495,609,917)
American Funds Growth	2,150,525,948	—	(611,856,782)	(611,856,782)	—	(611,856,782)
Large-Cap Value	3,088,375,882	61,403,024	(464,429,449)	(403,026,425)	(443)	(403,026,868)
Technology	85,757,842	702,236	(11,337,236)	(10,635,000)	447	(10,634,553)
Short Duration Bond	2,095,467,986	10,554,987	(112,103,242)	(101,548,255)	5,597,449	(95,950,806)
Floating Rate Loan	998,404,675	1,322,315	(151,653,662)	(150,331,347)	(418,819)	(150,750,166)
Diversified Bond	3,373,965,330	24,205,832	(187,886,734)	(163,680,902)	(4,786,818)	(168,467,720)
Growth LT	1,987,852,703	30,829,107	(320,687,471)	(289,858,364)	11,545,857	(278,312,507)
Focused 30	708,184,166	3,387,803	(140,950,049)	(137,562,246)	383	(137,561,863)
Health Sciences	139,970,544	9,734,124	(16,947,788)	(7,213,664)	—	(7,213,664)
Mid-Cap Equity	4,761,449,721	79,358,418	(723,870,926)	(644,512,508)	—	(644,512,508)
Large-Cap Growth	798,357,909	16,824,408	(68,643,893)	(51,819,485)	—	(51,819,485)
International Large-Cap	2,884,147,844	133,985,271	(495,320,315)	(361,335,044)	(143,067)	(361,478,111)
Small-Cap Value	812,702,304	24,119,743	(96,789,922)	(72,670,179)	—	(72,670,179)
Multi-Strategy	427,043,775	7,592,629	(51,318,635)	(43,726,006)	(4,245,959)	(47,971,965)
Main Street Core	2,226,519,165	21,203,381	(328,608,163)	(307,404,782)	—	(307,404,782)
Emerging Markets	1,689,459,756	55,068,633	(336,109,464)	(281,040,831)	(234,884)	(281,275,715)
Money Market	1,314,800,812	—	—	—	—	—
High Yield Bond	903,310,634	711,072	(123,457,634)	(122,746,562)	—	(122,746,562)
Managed Bond	7,667,334,883	37,862,580	(440,290,751)	(402,428,171)	3,146,194	(399,281,977)
Inflation Managed	9,888,510,221	36,301,205	(633,106,217)	(596,805,012)	(12,054,929)	(608,859,941)
Comstock	2,396,973,984	26,554,193	(458,022,939)	(431,468,746)	(5)	(431,468,751)
Mid-Cap Growth	1,142,890,598	56,205,610	(233,348,164)	(177,142,554)	—	(177,142,554)
Real Estate	1,100,064,327	11,361,214	(164,520,719)	(153,159,505)	(312)	(153,159,817)
Small-Cap Equity	933,222,933	23,184,528	(87,317,045)	(64,132,517)	—	(64,132,517)
(1) Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS
September 30, 2008 (Unaudited)
Portfolio Valuation and Fair Value Measurements
     The net asset value (“NAV”) per share for each portfolio of the Fund is calculated by subtracting the portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of the portfolio) from the portfolio’s total assets (the value of the securities and other investments the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
     Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00p.m. Eastern Time, although it occasionally closes earlier.
     The value of each security and other investment instruments (collectively, “holdings”) is based on pricing data obtained from various sources approved by the Fund’s Board of Trustees (the “Board”). Equity holdings, including options, are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Treasury holdings are generally valued at the last reported sale price obtained from pricing/quotation sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Other equity and fixed income holdings traded in over-the-counter markets and for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from a pricing/quotation and/or valuation reporting system, from established market makers, or from broker-dealers. Bid and ask prices for fixed income holdings are generally based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable, or if events that could materially affect the NAV occur after the close of the principal market for particular holding but before the Fund values its assets, the holdings may be valued at their fair value, as that term is defined in the 1940 Act, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Fund’s Board and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a holding is the amount which the Fund might reasonably expect to receive for the holding upon its current sale. Fair valuations are based on a variety of factors and available information which the Fund may consider, including information that becomes known after the close of the NYSE. The values that are determined are deemed to be the price as of the time of close of the NYSE. When fair value pricing of holdings is employed, the prices of holdings used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Fund could obtain upon its current sale.
     If events occur between the time of the determination of the closing price of a foreign holding on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign holding is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the holding would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. These fair values may not be indicative of the price that a portfolio could obtain for a foreign holding if it were to dispose of the holding as of the close of the NYSE.
     The Fund implemented Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) as of January 1, 2008. Under SFAS 157, the Fund is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 — Quoted prices in active markets for identical holdings

•	Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described above) are reflected as Level 2.
The following is a summary of the Fund’s holdings as of September 30, 2008 as categorized under the three-tier hierarchy of inputs defined in SFAS 157:

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS
September 30, 2008 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2008	Price	Inputs	Inputs
Small-Cap Growth
Investments in Securities	$946,416,783	$720,592,445	$225,116,141	$708,197
Other Financial Instruments *	—	—	—	—

Total	$946,416,783	$720,592,445	$225,116,141	$708,197

International Value
Investments in Securities	$2,878,901,092	$96,987,423	$2,781,913,669	$—
Other Financial Instruments *	(684,935)	(684,935)	—	—

Total	$2,878,216,157	$96,302,488	$2,781,913,669	$—

Long/Short Large-Cap
Investments in Securities	$1,111,801,377	$1,101,681,561	$10,119,816	$—
Other Financial Instruments *	(205,293,188)	(205,293,188)	—	—

Total	$906,508,189	$896,388,373	$10,119,816	$—

International Small-Cap
Investments in Securities	$758,219,887	$51,902,459	$706,317,428	$—
Other Financial Instruments *	(358,789)	(358,789)	—	—

Total	$757,861,098	$51,543,670	$706,317,428	$—

Equity Index
Investments in Securities	$2,403,414,518	$2,224,354,468	$179,055,270	$4,780
Other Financial Instruments *	(1,194,043)	(1,194,043)	—	—

Total	$2,402,220,475	$2,223,160,425	$179,055,270	$4,780

Small-Cap Index
Investments in Securities	$784,297,015	$577,967,579	$206,329,436	$—
Other Financial Instruments *	(1,456,643)	(1,456,643)	—	—

Total	$782,840,372	$576,510,936	$206,329,436	$—

Diversified Research
Investments in Securities	$994,636,752	$854,149,269	$140,487,483	$—
Other Financial Instruments *	—	—	—	—

Total	$994,636,752	$854,149,269	$140,487,483	$—

Equity
Investments in Securities	$199,017,610	$173,550,432	$25,465,418	$1,760
Other Financial Instruments *	—	—	—	—

Total	$199,017,610	$173,550,432	$25,465,418	$1,760

American Funds Growth-Income
Investments in Securities	$1,482,339,601	$1,482,339,601	$—	$—
Other Financial Instruments *	—	—	—	—

Total	$1,482,339,601	$1,482,339,601	$—	$—

American Funds Growth
Investments in Securities	$1,538,669,166	$1,538,669,166	$—	$—
Other Financial Instruments *	—	—	—	—

Total	$1,538,669,166	$1,538,669,166	$—	$—

Large-Cap Value
Investments in Securities	$2,685,349,457	$2,256,802,565	$428,546,892	$—
Other Financial Instruments *	—	—	—	—

Total	$2,685,349,457	$2,256,802,565	$428,546,892	$—

Technology
Investments in Securities	$75,122,842	$58,983,277	$16,139,565	$—
Other Financial Instruments *	—	—	—	—

Total	$75,122,842	$58,983,277	$16,139,565	$—

Short Duration Bond
Investments in Securities	$1,993,919,731	$—	$1,993,736,797	$182,934
Other Financial Instruments *	(34,817,245)	5,553,383	(40,370,628)	—

Total	$1,959,102,486	$5,553,383	$1,953,366,169	$182,934

Floating Rate Loan
Investments in Securities	$848,073,328	$—	$828,543,516	$19,529,812
Other Financial Instruments *	350,331	—	350,331	—

Total	$848,423,659	$—	$828,893,847	$19,529,812

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
September 30, 2008 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2008	Price	Inputs	Inputs
Diversified Bond
Investments in Securities	$3,210,284,428	$704,063	$3,209,580,365	$—
Other Financial Instruments *	(69,046,329)	2,405,248	(71,747,173)	295,596

Total	$3,141,238,099	$3,109,311	$3,137,833,192	$295,596

Growth LT
Investments in Securities	$1,697,994,339	$1,290,052,786	$407,941,553	$—
Other Financial Instruments *	11,040,867	11,040,867	—	—

Total	$1,709,035,206	$1,301,093,653	$407,941,553	$—

Focused 30
Investments in Securities	$570,621,920	$422,291,244	$148,330,676	$—
Other Financial Instruments *	—	—	—	—

Total	$570,621,920	$422,291,244	$148,330,676	$—

Health Sciences
Investments in Securities	$132,756,880	$91,587,306	$36,531,143	$4,638,431
Other Financial Instruments *	—	—	—	—

Total	$132,756,880	$91,587,306	$36,531,143	$4,638,431

Mid-Cap Equity
Investments in Securities	$4,116,937,213	$3,502,569,848	$614,364,935	$2,430
Other Financial Instruments *	—	—	—	—

Total	$4,116,937,213	$3,502,569,848	$614,364,935	$2,430

Large-Cap Growth
Investments in Securities	$746,538,424	$678,532,403	$68,006,021	$—
Other Financial Instruments *	—	—	—	—

Total	$746,538,424	$678,532,403	$68,006,021	$—

International Large-Cap
Investments in Securities	$2,522,812,800	$131,442,570	$2,391,370,230	$—
Other Financial Instruments *	—	—	—	—

Total	$2,522,812,800	$131,442,570	$2,391,370,230	$—

Small-Cap Value
Investments in Securities	$740,032,125	$557,936,205	$182,095,920	$—
Other Financial Instruments *	—	—	—	—

Total	$740,032,125	$557,936,205	$182,095,920	$—

Multi-Strategy
Investments in Securities	$383,317,769	$173,579,339	$209,733,150	$5,280
Other Financial Instruments *	(4,251,043)	(367,685)	(3,883,358)	—

Total	$379,066,726	$173,211,654	$205,849,792	5,280

Main Street Core
Investments in Securities	$1,919,114,383	$1,773,581,396	$145,509,717	$23,270
Other Financial Instruments *	—	—	—	—

Total	$1,919,114,383	$1,773,581,396	$145,509,717	$23,270

Emerging Markets
Investments in Securities	$1,408,418,925	$425,326,849	$979,072,678	$4,019,398
Other Financial Instruments *	—	—	—	—

Total	$1,408,418,925	$425,326,849	$979,072,678	$4,019,398

Money Market
Investments in Securities	$1,314,800,812	$—	$1,314,800,812	$—
Other Financial Instruments *	—	—	—	—

Total	$1,314,800,812	$—	$1,314,800,812	$—

High Yield Bond
Investments in Securities	$780,564,072	$3,125,640	$777,438,432	$—
Other Financial Instruments *	—	—	—	—

Total	$780,564,072	$3,125,640	$777,438,432	$—

Managed Bond
Investments in Securities	$7,264,906,712	$42,338,687	$7,142,433,414	$80,134,611
Other Financial Instruments *	(189,894,793)	20,027,292	(212,879,404)	2,957,319

Total	$7,075,011,919	$62,365,979	$6,929,554,010	$83,091,930

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
September 30, 2008 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2008	Price	Input	Input
Inflation Managed
Investments in Securities	$9,291,705,209	$12,216,568	$9,275,874,246	$3,614,395
Other Financial Instruments *	(1,657,428,789)	14,863,522	(1,663,437,893)	(8,854,418)

Total	$7,634,276,420	$27,080,090	$7,612,436,353	($5,240,023)

Comstock
Investments in Securities	$1,965,505,238	$1,832,190,226	$133,315,012	$—
Other Financial Instruments *	—	—	—	—

Total	$1,965,505,238	$1,832,190,226	$133,315,012	$—

Mid-Cap Growth
Investments in Securities	$965,748,044	$703,132,749	$258,207,191	$4,408,104
Other Financial Instruments *	—	—	—	—

Total	$965,748,044	$703,132,749	$258,207,191	$4,408,104

Real Estate
Investments in Securities	$946,904,822	$711,445,320	$235,459,502	$—
Other Financial Instruments *	—	—	—	—

Total	$946,904,822	$711,445,320	$235,459,502	$—

Small-Cap Equity
Investments in Securities	$869,090,416	$686,129,225	$182,961,191	$—
Other Financial Instruments *	—	—	—	—

Total	$869,090,416	$686,129,225	$182,961,191	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value as of September 30, 2008:

				Investments in
		Total	Investments in	Other Financial
Portfolios		Value	Securities	Instruments *
Small-Cap Growth
Value, beginning of period		$—	$—	$—
Net purchases (sales)		812,970	812,970	—
Total realized and unrealized gains (losses)		(104,773)	(104,773)	—
Transfers in and/or out of Level 3		—	—	—

Value, end of period		$708,197	$708,197	$—

Equity Index
Value, beginning of period		$—	$—	$—
Net purchases (sales)		—	—	—
Total realized and unrealized gains (losses)		4,780	4,780	—
Transfers in and/or out of Level 3		—	—	—

Value, end of period		$4,780	$4,780	$—

Equity
Value, beginning of period		$—	$—	$—
Net purchases (sales)		—	—	—
Total realized and unrealized gains (losses)		1,760	1,760	—
Transfers in and/or out of Level 3		—	—	—

Value, end of period		$1,760	$1,760	$—

Short Duration Bond
Value, beginning of period		$33,874,193	$33,874,193	$—
Net purchases (sales)		(1,033,911)	(1,033,911)	—
Accrued discounts (premiums)		—	—	—
Total realized and unrealized gains (losses)		(516)	(516)	—
Transfers in and/or out of Level 3		(32,656,832)	(32,656,832)	—

Value, end of period		$182,934	$182,934	$—

Floating Rate Loan
Value, beginning of period		$—	$—	$—
Net purchases (sales)		19,206,472	19,206,472	—
Accrued discounts (premiums)		20,077	20,077	—
Total realized and unrealized gains (losses)		303,263	303,263	—
Transfers in and/or out of Level 3		—	—	—

Value, end of period		$19,529,812	$19,529,812	$—

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
September 30, 2008 (Unaudited)

			Investments in
	Total	Investments in	Other Financial
Portfolios	Value	Securities	Instruments*
Diversified Bond
Value, beginning of period	$24,338,698	$26,741,828	($2,403,130)
Net purchases (sales)	448,357	(854,671)	1,303,028
Accrued discounts (premiums)	7	7	—
Total realized and unrealized gains (losses)	(3,957,114)	(5,352,812)	1,395,698
Transfers in and/or out of Level 3	(20,534,352)	(20,534,352)	—

Value, end of period	$295,596	$—	$295,596

Health Sciences
Value, beginning of period	$—	$—	$—
Net purchases (sales)	2,340,485	2,340,485	—
Total realized and unrealized gains (losses)	(61,748)	(61,748)	—
Transfers in and/or out of Level 3	2,359,694	2,359,694	—

Value, end of period	$4,638,431	$4,638,431	$—

Mid-Cap Equity
Value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	2,430	2,430	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$2,430	$2,430	$—

Multi-Strategy
Value, beginning of period	($139,809)	$—	($139,809)
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(111,783)	5,280	(117,063)
Transfers in and/or out of Level 3	256,872	—	256,872

Value, end of period	$5,280)	$5,280	$—

Main Street Core
Value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	23,270	23,270	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$23,270	$23,270	$—

Emerging Markets
Value, beginning of period	$6,380,406	$6,380,406	$—
Net purchases (sales)	(7,754,627)	(7,754,627)	—
Total realized and unrealized gains (losses)	(7,078,930)	(7,078,930)	—
Transfers in and/or out of Level 3	12,472,549	12,472,549	—

Value, end of period	$4,019,398	$4,019,398	$—

High Yield Bond
Value, beginning of period	$70	$70	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(70)	(70)	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$—	$—	$—

Managed Bond
Value, beginning of period	($217,614,947)	$44,779,720	($262,394,667)
Net purchases (sales)	278,833,917	22,573,898	256,260,019
Accrued discounts (premiums)	248,918	248,918	—
Total realized and unrealized gains (losses)	2,992,612	(1,599,273)	4,591,885
Transfers in and/or out of Level 3	18,631,430	14,131,348	4,500,082

Value, end of period	$83,091,930	$80,134,611	$2,957,319

Inflation Managed
Value, beginning of period	($155,441,064)	$69,610,564	($225,051,628)
Net purchases (sales)	219,582,310	744,267	218,838,043
Accrued discounts (premiums)	1,600	1,600	—
Total realized and unrealized gains (losses)	(3,584,185)	(441,593)	(3,142,592)
Transfers in and/or out of Level 3	(65,798,684)	(66,300,443)	501,759

Value, end of period	($5,240,023)	$3,614,395	($8,854,418)

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
September 30, 2008 (Unaudited)

Investments in
	Total	Investments in	Other Financial
Portfolios	Value	Securities	Instruments*
Mid-Cap Growth
Value, beginning of period	$—	$—	$—
Net purchases (sales)	4,408,104	4,408,104	—
Total realized and unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$4,408,104	$4,408,104	$—

* Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.

PACIFIC SELECT FUND
SUBSEQUENT EVENT
September 30, 2008 (Unaudited)
Subsequent Event
     Effective October 1, 2008 (subsequent to the period end of this report), each of the portfolios listed below exchanged a portion of its units owned of Mellon GSL DBT II Collateral Fund (“Collateral Fund”) (a series of the Mellon GSL Reinvestment Trust, a Delaware Business Trust in which the portfolios invest proceeds from securities lending) (“Mellon Trust”) for units of a newly formed series of the Mellon Trust called Mellon GSL Reinvestment Trust II (“Reinvestment Trust”). The Fund’s securities lending agent informed the Fund that the Reinvestment Trust was formed to receive one of Collateral Fund’s holdings, a debt obligation issued by Gordian Knots Sigma Trust (“Sigma Trust”) (a structured investment vehicle (“SIV”)). On October 10, 2008, the market value of the Sigma Trust was determined to have declined to 16.9% of par under the procedures established by the Fund’s Board of Trustees, at which time each of the portfolios recorded an unrealized loss as follows:

Small-Cap Growth	$3,348,471
International Value	1,788,443
International Small-Cap	509,657
Equity Index	2,516,150
Small-Cap Index	3,063,080
Diversified Research	2,023,233
Equity	429,281
Large-Cap Value	1,903,058
Technology	176,723
Short Duration Bond	5,311,582
Diversified Bond	6,443,497
Growth LT	1,937,056
Focused 30	1,512,521
Health Sciences	371,277
Mid-Cap Equity	$8,427,745
Large-Cap Growth	886,632
International Large-Cap	754,837
Small-Cap Value	2,838,244
Multi-Strategy	359,892
Main Street Core	2,025,698
Emerging Markets	1,091,595
High Yield Bond	1,073,740
Managed Bond	8,724,704
Comstock	1,120,798
Mid-Cap Growth	3,010,689
Real Estate	3,467,102
Small-Cap Equity	2,243,048

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR270.30a-2(a)) are attached hereto as Exhibit 99.CERT pursuant to Section 302 of the Sarbanes Oxley Act of 2002.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	November 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES T. MORRIS

James T. Morris
Chief Executive Officer

Date:	November 26, 2008

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	November 26, 2008

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	November 26, 2008